As filed with the Securities and Exchange Commission on April 16, 2003

Registration Nos. 333-84773/811-5672

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 5	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940

Amendment No. 116	☒
(Check appropriate box or boxes)

WRL SERIES ANNUITY ACCOUNT

(Exact Name of Registrant)

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(Name of Depositor)

570 Carillon Parkway
St. Petersburg, Florida 33716

(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code:
(727) 299-1800

John K. Carter
Vice President and Senior Counsel
Western Reserve Life Assurance Co. of Ohio
570 Carillon Parkway
St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Copy to:

Mary Jane Wilson-Bilik, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

Title of Securities Being Registered: Units of interest in the separate account under flexible payment deferred variable annuity contracts.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2003, pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a) of Rule 485.

         on         , pursuant to paragraph (a) of Rule 485.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

WRL FREEDOM ACCESS®
VARIABLE ANNUITY

Issued Through
WRL SERIES ANNUITY ACCOUNT
By
WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Prospectus

May 1, 2003

     This prospectus gives you important information about the WRL Freedom Access®, a flexible payment variable accumulation deferred annuity contract. Please read this prospectus and the fund prospectuses before you invest and keep them for future reference. This Contract is available to individuals as well as to certain groups and individual retirement plans. The Contract is not available in all states.

     You can put your money into 47 investment choices: a fixed account and 46 subaccounts of the WRL Series Annuity Account. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.

     The 46 portfolios we currently offer through the subaccounts under this Contract are:

AEGON/TRANSAMERICA SERIES FUND, INC. (ATSF) — INITIAL CLASS
AEGON Bond	Janus Growth
Alger Aggressive Growth(1)	LKCM Strategic Total Return
American Century International(2)	Marsico Growth (formerly, Goldman Sachs Growth)
Asset Allocation - Growth Portfolio (formerly, Aggressive Asset Allocation)	MFS High Yield
Asset Allocation — Conservative Portfolio (formerly, Conservative Asset Allocation)	Munder Net50
Asset Allocation - Moderate Portfolio (formerly, Moderate Asset Allocation)	PBHG Mid Cap Growth
Asset Allocation - Moderate Growth Portfolio (formerly, Moderately Aggressive Asset Allocation)	PBHG/NWQ Value Select
Capital Guardian U.S. Equity	PIMCO Total Return
Capital Guardian Value	Salomon All Cap
Clarion Real Estate Securities	T. Rowe Price Equity Income (formerly, T. Rowe Price Dividend Growth)
Dreyfus Mid Cap	T. Rowe Price Small Cap
Federated Growth & Income	Third Avenue Value
GE U.S. Equity	Transamerica Convertible Securities
Great Companies— AmericaSM	Transamerica Equity(3)
Great Companies— Global[2]	Transamerica Growth Opportunities
Great Companies— TechnologySM	Transamerica Money Market
J.P. Morgan Enhanced Index	Transamerica U.S. Government Securities
Janus Balanced	Transamerica Value Balanced
Janus Global	Van Kampen Emerging Growth
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP)— SERVICE CLASS 2(4)
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Growth Opportunities Portfolio
ACCESS VARIABLE INSURANCE TRUST (AVIT)
Access U.S. Government Money Market Portfolio
Foxhall Opportunity Growth Portfolio
Potomac Dow 30 Plus Portfolio
Potomac OTC Plus Portfolio
Wells S&P REIT Index Portfolio

(1)As of April 30, 2003, the Value Line Aggressive Growth portfolio merged into the Alger Aggressive Growth portfolio.
(2)As of April 30, 2003, the Gabelli Global Growth portfolio merged into the American Century International portfolio.
(3)As of April 30, 2003, the LKCM Capital Growth portfolio merged into the Transamerica Equity portfolio.
(4)These portfolios are available for investment only to Contract owners who purchased the Contract before May 1, 2003.

     If you would like more information about the WRL Freedom Access®, you can obtain a free copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. Please call us at 1-800-851-9777 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time), write us at: Western Reserve, Administrative Office — Annuity Department, P. O. Box 9051, Clearwater, Florida 33758-9051 or visit our website – www.westernreserve.com. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. The SEC maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the Contract and the funds:

•are not bank deposits • are not federally insured • are not endorsed by any bank or government agency • are not guaranteed to achieve their goal • involve risks, including possible loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

DEFINITIONS OF SPECIAL TERMS
SUMMARY
ANNUITY CONTRACT FEE TABLE
1. THE ANNUITY CONTRACT
2. ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity Payment Options under the Contract
Fixed Annuity Payment Options
Variable Annuity Payment Options
3. PURCHASE
Contract Issue Requirements
Premium Payments
Initial Premium Requirements
Additional Premium Payments
Maximum Annual Premium Payments
Allocation of Premium Payments
Right to Cancel Period
Annuity Value
Accumulation Units
4. INVESTMENT CHOICES
The Separate Account
The Fixed Account
Transfers
Dollar Cost Averaging Program
Asset Rebalancing Program
Telephone or Fax Transactions
Third Party Investment Services
5. EXPENSES
Partial and Complete Surrenders
Mortality and Expense Risk Charge
Administrative Charge
Additional Earnings Rider Charge
Annual Contract Charge
Transfer Charge
Loan Processing Fee
Premium Taxes
Federal, State and Local Taxes
Portfolio Management Fees
Waived Charges and Expenses to Groups
6. TAXES
Annuity Contracts in General
Qualified and Nonqualified Contracts
Partial and Complete Surrenders — Nonqualified Contracts
Multiple Contracts
Diversification and Distribution Requirements
Partial and Complete Surrenders — Qualified Contracts
Taxation of Death Benefit Proceeds
Transfers, Assignments or Exchanges of Contracts
Separate Account Charges
Possible Tax Law Changes
7. ACCESS TO YOUR MONEY
Partial and Complete Surrenders
Delay of Payment and Transfers
Systematic Partial Surrenders
Contract Loans for Certain Qualified Contracts
8. PERFORMANCE
9. DEATH BENEFIT
Payments on Death
Standard Death Benefit (Option A)
Compounding/Annual Step-Up Death Benefit (Options B and C)
Effect of Adjusted Partial Surrender on Certain Death Benefits
Guaranteed Minimum Death Benefit Features
Alternate Payment Elections Before the Maturity Date
Additional Earnings Rider
10. OTHER INFORMATION
Ownership
Annuitant
Beneficiary
Assignment
Western Reserve Life Assurance Co. of Ohio
The Separate Account
Exchanges
Voting Rights
Distribution of the Contracts
Non-Participating Contract
Variations in Contract Provisions
IMSA
Legal Proceedings
Financial Statements
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
APPENDIX A
CONDENSED FINANCIAL INFORMATION
APPENDIX B
HISTORICAL PERFORMANCE DATA
APPENDIX C
Guaranteed Minimum Income Benefit Rider Information
Ex-99.2 Opinion & Consent of John K. Carter
Ex-99.2.A Consent of Sutherland Asbill & Brennan
Ex-99.C1 Consent of Ernst & Young LLP

DEFINITIONS OF SPECIAL TERMS	1
SUMMARY	3
ANNUITY CONTRACT FEE TABLE	9
1. THE ANNUITY CONTRACT	10
2. ANNUITY PAYMENTS (THE INCOME PHASE)	11
Annuity Payment Options under the Contract	11
Fixed Annuity Payment Options	12
Variable Annuity Payment Options	12
3. PURCHASE	13
Contract Issue Requirements	13
Premium Payments	13
Initial Premium Requirements	13
Additional Premium Payments	13
Maximum Annual Premium Payments	14
Allocation of Premium Payments	14
Right to Cancel Period	14
Annuity Value	14
Accumulation Units	14
4. INVESTMENT CHOICES	14
The Separate Account	14
The Fixed Account	17
Transfers	17
Dollar Cost Averaging Program	18
Asset Rebalancing Program	19
Telephone or Fax Transactions	19
Third Party Investment Services	20
5. EXPENSES	20
Partial and Complete Surrenders	20
Mortality and Expense Risk Charge	20
Administrative Charge	20
Additional Earnings Rider Charge	21
Annual Contract Charge	21
Transfer Charge	21
Loan Processing Fee	21
Premium Taxes	21
Federal, State and Local Taxes	21
Portfolio Management Fees	22
Waived Charges and Expenses to Groups	22
6. TAXES	22
Annuity Contracts in General	22
Qualified and Nonqualified Contracts	22
Partial and Complete Surrenders — Nonqualified Contracts	23
Multiple Contracts	23
Diversification and Distribution Requirements	23
Partial and Complete Surrenders — Qualified Contracts	23
Taxation of Death Benefit Proceeds	24
Annuity Payments	24
Transfers, Assignments or Exchanges of Contracts	24
Separate Account Charges	24
Possible Tax Law Changes	25

7. ACCESS TO YOUR MONEY	25
Partial and Complete Surrenders	25
Delay of Payment and Transfers	26
Systematic Partial Surrenders	26
Contract Loans for Certain Qualified Contracts	26
8. PERFORMANCE	28
9. DEATH BENEFIT	28
Payments on Death	28
Standard Death Benefit (Option A)	30
Compounding/Annual Step-Up Death Benefit (Options B and C)	30
Effect of Adjusted Partial Surrender on Certain Death Benefits	30
Guaranteed Minimum Death Benefit Features	31
Alternate Payment Elections Before the Maturity Date	31
Additional Earnings Rider	31
10. OTHER INFORMATION	34
Ownership	34
Annuitant	34
Beneficiary	34
Assignment	34
Western Reserve Life Assurance Co. of Ohio	34
The Separate Account	34
Exchanges	35
Voting Rights	35
Distribution of the Contracts	35
Non-Participating Contract	36
Variations in Contract Provisions	36
IMSA	36
Legal Proceedings	36
Financial Statements	36
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	37
APPENDIX A
Condensed Financial Information	38

APPENDIX B
Historical Performance Data	55
APPENDIX C
Guaranteed Minimum Income Benefit Rider Information	59

DEFINITIONS OF SPECIAL TERMS

accumulation period	The period between the Contract date and the maturity date while the Contract is in force.
accumulation	unit value An accounting unit of measure we use to calculate subaccount values during the accumulation period.
administrative office	Our administrative office and mailing address is P.O. Box 9051, Clearwater, Florida 33758-9051. Our street address is 570 Carillon Parkway, St. Petersburg, Florida 33716. Our phone number is 1-800-851-9777.
age	The issue age is the annuitant’s age on his/her birthday immediately preceding the Contract date. Attained age is the issue age plus the number of completed Contract years. When we use the use the term “age” in this prospectus, it has the same meaning as “attained age” in the Contract.
annuitant	The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the Contract’s death benefit provisions and annuity provision.
annuity unit value	An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.
annuity value	The sum of the separate account value and the fixed account value at the end of any valuation period.
beneficiary(ies)	The person(s) you elect to receive the death benefit proceeds under the Contract.
cash value	The annuity value less any applicable premium taxes, and any rider charges.
Code	The Internal Revenue Code of 1986, as amended.
Contract anniversary	The same day in each succeeding year as the Contract date. If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the first day of the next month.
Contract date	Generally, the later of the date on which the initial premium payment is received, or the date that the properly completed application is received, at Western Reserve’s administrative office. We measure Monthiversaries, Contract years, Contract months and Contract anniversaries from the Contract date.
death benefit proceeds	If an owner who is the annuitant dies during the accumulation period, the death benefit proceeds are the amount, if any, payable under the death benefit option shown on your Contract schedule page.
death claim day	Any day after the death report day on which we receive a beneficiary’s completed election form regarding payment of his/her portion of the death benefit proceeds that are payable upon the death of an owner who is the annuitant.
death report day	The valuation date on which we have received both proof of death of an owner who is the annuitant and a beneficiary’s election regarding payment. If the spouse of the deceased owner/annuitant continues (if a joint owner) or elects to continue (if sole beneficiary) the Contract, there are two death report days (one relating to the death of the first owner/annuitant to die; the second relating to the death of the spouse who continues the Contract). If there is no spousal continuation of the Contract, then there is only one death report day for the Contract. If there are multiple beneficiaries, the death report day is the earliest date on which we receive both proof of death and any beneficiary’s completed election form.
fixed account	An option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.
fixed account value	During the accumulation period, your Contract’s value in the fixed account.
funds	Investment companies which are registered with the U.S. Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Contract in the future.
in force	Condition under which the Contract is active and an owner is entitled to exercise all rights under the Contract.
maturity date	The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant’s 95th birthday.
Monthiversary	The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the Contract date, the Monthiversary is the first day of the next month.
NYSE	New York Stock Exchange.
nonqualified Contracts	Contracts issued other than in connection with retirement plans.
owner (you, your)	The person(s) entitled to exercise all rights under the Contract. The annuitant is an owner unless the application states otherwise, or unless a change of ownership is made at a later time. Joint owners may be named, provided the joint owners are husband and wife. Joint ownership is not available in all states.
portfolio	A separate investment portfolio of a fund.

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premium payments	Amounts paid by an owner or on an owner’s behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term “premium payment” in this prospectus, it has the same meaning as “net premium” in the Contract, which means the premium payment less any applicable premium taxes.
qualified Contracts	Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account	WRL Series Annuity Account, a unit investment trust consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of a fund.
separate account value	During the accumulation period, your Contract’s value in the separate account, which equals the sum of the values in each subaccount.
subaccount	A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.
surrender	The termination of a Contract at the option of an owner.
valuation date/business day	Each day on which the NYSE is open for trading, except when a subaccount’s corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term “business day,” it has the same meaning as valuation date.
valuation period	The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.
Western Reserve (we, us, our)	Western Reserve Life Assurance Co. of Ohio.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail. Please read the entire prospectus carefully.

1. The Annuity Contract

The WRL Freedom Access® is a flexible payment variable accumulation deferred annuity contract (the “Contract”) offered by Western Reserve. It is a contract between you, as an owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.

The Contract allows you to direct your money into any of the 46 subaccounts. Any such restriction will not affect the allocations you made before we put the restriction in place. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the portfolio’s investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.

You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 3%, and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account. The fixed account is not available in all states.

You can transfer money between any of the investment choices during both the accumulation period and the income phase, subject to certain limits on transfers from the fixed account.

For an additional charge, you may select a compounding/annual step-up death benefit. You may also add an Additional Earnings Rider that may provide a supplemental death benefit. You may only add the compounding/annual step-up benefit and/or the Additional Earnings Rider when you purchase the Contract. See Section 9. Death Benefit, for details concerning these death benefit options. Subject to compliance with applicable law, we may at any time discontinue offering any optional rider described in this prospectus.

If you have already added the Guaranteed Minimum Income Benefit Rider to your Contract, please read Appendix C carefully. This rider is no longer available for sale.

The Contract, like all deferred annuity contracts, has two phases: the “accumulation period” and the “income phase.” During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the Contract’s annuity payment option you choose, will largely determine the amount of any income payments you receive during the income phase.

2. Annuity Payments (The Income Phase)

The Contract allows you to receive income after the maturity date under one of five annuity payment options. You may choose from fixed payment options or variable payment options. If you select a variable payment option, the dollar amount of the payments you receive may go up or down depending on the investment results of the portfolios you invest in at that time, and will be reduced by the separate account annuitization charge. Generally, you cannot annuitize until your Contract’s fifth anniversary.

3. Purchase

You can buy this Contract with $25,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation period. We allow premium payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total premium payments you may make during the accumulation period.

4. Investment Choices

You can invest your money in any of the 46 fund portfolios by directing it to the corresponding subaccount. The portfolios are described in the fund prospectuses that you received with this prospectus. The portfolios now available to you under the Contract are:

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AEGON/TRANSAMERICA SERIES FUND, INC. (ATSF) – INITIAL CLASS
AEGON Bond	Janus Growth
Alger Aggressive Growth(1)	LKCM Strategic Total Return
American Century International(2)	Marsico Growth
Asset Allocation – Growth Portfolio	MFS High Yield
Asset Allocation – Conservative Portfolio	Munder Net50
Asset Allocation – Moderate Portfolio	PBHG Mid Cap Growth
Asset Allocation – Moderate Growth Portfolio	PBHG/NWQ Value Select
Capital Guardian U.S. Equity	PIMCO Total Return
Capital Guardian Value	Salomon All Cap
Clarion Real Estate Securities	T. Rowe Price Equity Income
Dreyfus Mid Cap	T. Rowe Price Small Cap
Federated Growth & Income	Third Avenue Value
GE U.S. Equity	Transamerica Convertible Securities
Great Companies — AmericaSM	Transamerica Equity(3)
Great Companies — Global[2]	Transamerica Growth Opportunities
Great Companies — TechnologySM	Transamerica Money Market
J.P. Morgan Enhanced Index	Transamerica U.S. Government Securities
Janus Balanced	Transamerica Value Balanced
Janus Global	Van Kampen Emerging Growth
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) — SERVICE CLASS 2(4)
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Growth Opportunities Portfolio
ACCESS VARIABLE INSURANCE TRUST (AVIT)
Access U.S. Government Money Market Portfolio
Foxhall Opportunity Growth Portfolio
Potomac Opportunity Growth Portfolio
Potomac OTC Plus Portfolio
Wells S&P REIT Index Portfolio

(1)As of April 30, 2003, the Value Line Aggressive Growth portfolio merged into the Alger Aggressive Growth portfolio.
(2)As of April 30, 2003, the Gabelli Global Growth portfolio merged into the American Century International portfolio.
(3)As of April 30, 2003, the LKCM Capital Growth portfolio merged into the Transamerica Equity portfolio.
(4)These portfolios are available for investment only to Contract owners who purchased the Contract before May 1, 2003.

Please contact our administrative office at 1-800-851-9777 (Monday — Friday 8:30 a.m. — 7:00 p.m. Eastern Time) or visit our website (www.westernreserve.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.

You can also allocate your premium payments to the fixed account. Unless otherwise required by state law, we will limit your allocations or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000. The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not direct or transfer any money to the fixed account.

Transfers. You have the flexibility to transfer assets within your Contract. During the accumulation period you may transfer amounts among the subaccounts and between the subaccounts and the fixed account. Certain restrictions and charges apply.

5. Expenses

We do not take any deductions for sales charges from premium payments at the time you buy the Contract. You generally invest the full amount of each premium payment in one or more of the investment choices.

During the accumulation period, we deduct a daily mortality and expense risk charge of 1.25% annually (1.40% annually if you select the compounding/annual step-up death benefit) and a daily administrative charge of 0.40% annually from the money you have invested in the subaccounts. During the income phase, if you elect a variable annuity payment option, we will deduct a separate account annuitization charge from your subaccount assets at an annual rate of 1.40% in place of the mortality and expense risk and administrative charges.

If you select the Additional Earnings Rider, there is an annual charge during the accumulation period of 0.35% of your Contract’s annuity value. This charge will not increase after you purchase the rider. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider. We do not assess this charge during the income phase. This rider is not available in all states.

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During the accumulation period, we deduct an annual Contract charge of $30 from the annuity value on each Contract anniversary and at the time of surrender. We currently waive this charge if either your annuity value, or the total premiums you have paid us, minus all partial surrenders, equals or exceeds $50,000 on the Contract anniversary when this charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.

We impose a $10 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year. There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

If you take a Contract loan, we will impose a $30 loan processing fee. Only certain types of qualified Contracts can take Contract loans. This fee is not applicable in all states.

We may deduct state premium taxes, which currently range from 0% to 3.50%, when you pay your premium payment(s), or if you surrender the Contract or partially surrender its value, or if we pay out death benefit proceeds, or if you begin to receive regular annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.

The portfolios deduct management fees and expenses from amounts you have invested in the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses reduce the value of your portfolio shares. These fees and expenses currently range from 0.41% to 1.78% annually, depending on the portfolio. See the next section, Annuity Contract Fee Table, and the fund prospectuses.

See Section 10. Other Information — Distribution of the Contracts for information concerning compensation we pay our agents for the sale of the Contracts.

6. Taxes

The Contract’s earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out of a nonqualified contract during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 591/2 when you take money out of a Contract, you may be charged a 10% federal penalty tax on the amount includable in your income. The annuity payments you receive during the income phase are considered partly a return of your original investment so that part of each payment may not be taxable as income until the “investment in the contract” has been fully recovered. Different tax consequences may apply for a qualified Contract.

Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity payment option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial or complete surrender.

7. Access to Your Money

You can take some or all of your money out anytime during the accumulation period. Unless we otherwise consent, you may not take a partial surrender if it reduces the cash value below $25,000. No partial surrenders may be made from the fixed account without prior consent from us. Access to amounts held in qualified Contracts may be restricted or prohibited. Other restrictions may apply. You may also have to pay federal income tax and a penalty tax on any money you take out. No surrender charges apply.

Partial surrenders may reduce the death benefit and the Additional Earnings Rider benefit by more than the amount surrendered.

8. Performance

The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. We provide performance information in Appendix B and in the SAI. Past performance does not guarantee future results.

9. Death Benefit

If you are both an owner and the annuitant and you die before the maturity date, your beneficiary will receive the death benefit proceeds. If your surviving spouse continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds (described below) as of the death report day and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse. Death benefit provisions may vary by state.

5

If you are named only as an owner, and you die before the annuitant and before the maturity date, and if your surviving spouse is the joint owner or sole beneficiary, then the Contract continues. However, the annuity value is not increased to equal the death benefit proceeds.

Payments upon death are subject to certain distribution requirements under the Code. See the SAI for more details.

If you name different persons as owner and annuitant, you can affect whether the death benefit proceeds are payable and who will receive them. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

If the annuitant who is an owner dies before the maturity date and if a death benefit is payable, the standard death benefit proceeds will be the greater of:

•	the annuity value of your Contract on the death report day; or

•	the total premium payments you make to the Contract reduced by partial surrenders.

In addition to the standard death benefit, you may select one of the following death benefit options for an additional charge:

•	annual compounding death benefit; or

•	annual step-up death benefit.

An additional death benefit may be payable if you purchase the Additional Earnings Rider and it is in effect at the time the death benefit proceeds become payable. You may only select the Additional Earnings Rider when you purchase the Contract and if you are both the owner and the annuitant (except in the case of a trust or employee-sponsored plan). Unless we otherwise consent, we limit the number of Additional Earnings Riders that you may purchase to one per annuitant. See Section 9. Death Benefit —Additional Earnings Rider for details.

The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Section 2. Annuity Payments (The Income Phase) — Fixed Annuity Payment Options and Variable Annuity Payment Options for a description of the annuity payment options. Not all payment options provide for the payment of a death benefit.

10. Other Information

Right to Cancel Period. You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total premium payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original premium payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

Who Should Purchase the Contract? We have designed this Contract for people seeking long-term tax-deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax-favored arrangement itself provides tax-sheltered growth.

Additional Features. This Contract has additional features that might interest you. These include the following:

•	Systematic Partial Surrenders — You can arrange to have money automatically sent to you monthly, quarterly, semi-annually, or annually while your Contract is in the accumulation period. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.

•	Dollar Cost Averaging — You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the fixed account, the WRL Transamerica Money Market subaccount or WRL AEGON Bond subaccount to your choice of subaccounts. Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.

•	Asset Rebalancing — We will, upon your request, automatically transfer amounts periodically among the subaccounts (except AVIT subaccounts) on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.

•	Telephone or Fax Transactions — You may make transfers, partial surrenders and/or change the allocation of additional premium payments by telephone or fax.

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•	Contract Loans (for certain qualified Contracts) — If you own a qualified Contract, you may be eligible to take out Contract loans during the accumulation period, subject to certain restrictions. Penalties may apply if you fail to comply with required restrictions. See Section 7. Access to Your Money — Contract Loans for Certain Qualified Contracts for details.

•	Compounding/Annual Step-Up Death Benefit — You may add this feature (Option B or C) for an additional charge. You must select this feature on your application. This feature is not available to annuitants age 75 or older on the Contract date.

• Annual Compounding Death Benefit (Option B) — This feature ensures that any death benefit payable on the death of an owner who is the annuitant will be no less than total premium payments paid for this Contract, plus interest at an effective annual rate of 5% (in most states) from the date of the premium payment to the date of death, less any adjusted partial surrender(s), including interest on any partial surrender at the 5% rate from the date of partial surrender to the date of death. Interest is not credited after the annuitant’s 81st birthday; or

• Annual Step-Up Death Benefit (Option C) — This feature ensures that any death benefit payable on the death of the annuitant will be no less than the highest annuity value on any Contract anniversary prior to the annuitant’s 81st birthday. The highest annuity value will be increased for premium payments you have made and decreased for any adjusted partial surrenders we have paid to you following the Contract anniversary on which the highest annuity value occurs.

•	Guaranteed Minimum Death Benefit Features:

• Additional Benefits with Spousal Continuation — If an owner who is the annuitant dies before the maturity date, and the surviving spouse of the deceased owner continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit on the death of the surviving spouse and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse.

• Additional Death Benefit on Beneficiary’s Death — If an owner who is the annuitant dies before the maturity date, and the deceased owner’s spouse is not named as joint owner or as the sole beneficiary who elects to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit proceeds over a period not to exceed that beneficiary’s life expectancy (the “distribution period”). We will pay a death benefit under the Contract if the beneficiary dies during the distribution period and permit such beneficiary to name a new beneficiary. We will revise the way we calculate that death benefit so that it is based on the age of such beneficiary.

•	Multiple Beneficiaries — If an owner who is an annuitant dies before the maturity date, and the deceased owner has named multiple beneficiaries, each beneficiary may choose individually how he or she wants to receive his/her portion of the death benefit proceeds.

•	Additional Earnings Rider — You may add this rider for an additional charge only when you purchase the Contract, if you, a joint owner and the annuitant are age 75 or younger. It may provide you with a supplemental death benefit to help offset the taxes typically due on annuity death benefits. The Additional Earnings Rider may continue with the Contract if the surviving spouse elects to continue the Contract. If the Additional Earnings Rider is attached to a Contract with multiple beneficiaries, and the death benefit proceeds are payable to the beneficiaries, then each beneficiary may choose individually whether to receive any benefit under the Additional Earnings Rider as of the death report day (and thereby terminate the rider), or continue the rider (with fees) and have any benefit under the Additional Earnings Rider paid on that beneficiary’s death. This rider is not available in all states and may vary by state. We recommend that you consult your tax advisor before you purchase this rider.

These features are not available in all states, may vary by state and may not be suitable for certain qualified Contracts or in your particular situation. Subject to compliance with applicable law, we may at any time discontinue offering any optional rider or feature described in this prospectus.

Certain states place restrictions on access to the fixed account, on the death benefit calculation, on the annuity payment options and on other features of the Contract. Consult your agent and the Contract form for details.

Scheduled Financial Transaction Processing. We process scheduled financial transactions based on the accumulation unit values determined at the end of the business day on which we schedule the transaction. Examples of scheduled financial transactions include systematic partial surrenders, dollar cost averaging and asset rebalancing.

A business day is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE. If a day on which a scheduled financial transaction would ordinarily occur falls on a day the NYSE is closed, we will process the transaction the next day that the NYSE is open.

Other Contracts. We offer other variable annuity contracts which also invest in the same portfolios of the funds. These contracts may have different charges that could affect subaccount performance and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call us at 1-800-851-9777 (Monday-Friday 8:30 a.m. - 7:00 p.m. Eastern Time).

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11. Inquiries

If you need additional information, please contact us at:

Western Reserve Life
Administrative Office
Attention: Annuity Department
P. O. Box 9051
Clearwater, FL 33758-9051
1-800-851-9777
(Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time)
www.westernreserve.com

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ANNUITY CONTRACT FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a loan from the Contract, partially or fully surrender the Contract, or transfer annuity value between the subaccounts and/or the fixed account.

Owner Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of premium payments)	None
Transfer Charge(1)	$10 after 12 per year
Loan Processing Fee(2)	$30 per loan

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

Periodic Charges other than Portfolio Expenses

Annual Contract Charge(3)	$30 per Contract year
Separate Account Annual Expenses (as a % of average separate account value during the accumulation period)
Under Standard Death Benefit:
Mortality and Expense Risk Charge(4)	1.25%
Administrative Charge(4)	0.40%
Total Separate Account Annual Expenses	1.65%
With Compounding/Annual Step-Up Death Benefit Added:
Mortality and Expense Risk Charge(4)	1.40%
Administrative Charge(4)	0.40%
Total Separate Account Annual Expenses	1.80%
Additional Earnings Rider Charge (optional)(5)	0.35%

(1)	There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

(2)	Loans are available only for certain qualified Contracts. The loan fee is not applicable in all states.

(3)	We may waive the annual Contract charge for Contracts sold to groups of employees with the same employer, including our directors, officers and full-time employees, or other groups where sales to the group reduce our administrative expenses. We currently waive this charge if either the annuity value, or the total premium payments, minus all partial surrenders, equals or exceeds $50,000 on the Contract anniversary for which the charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.

(4)	These charges apply to each subaccount. They do not apply to the fixed account. The mortality and expense risk charge of 1.25% applies when you have selected the standard death benefit. If you select the compounding/annual step-up death benefit, then the mortality and expense risk charge will increase to 1.40%. These charges apply only during the accumulation period. After the maturity date, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% annually in place of the mortality and expense risk and administrative charges.

(5)	This rider is optional. You may add this rider when we issue the Contract. If you add it, we will impose during the accumulation period an annual rider charge equal to 0.35% of your Contract’s annuity value on each rider anniversary and pro rata on the termination date of the rider. The charge will not increase once the rider has been issued. We deduct the rider charge from the fixed account and from each subaccount in proportion to the amount of the annuity value in each account. We do not assess this charge during the income phase. This rider is not available in all states.

The next table shows the minimum and maximum total operating expenses charged by the portfolios for the fiscal year ended December 31, 2002. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Range of Expenses for the Portfolios(1)(2)

	Minimum	Maximum

Total Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)	0.41%	1.78%

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	Minimum	Maximum

Net Annual Portfolio Operating Expenses(3) (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses – after any contractual waivers of fees and expenses)	0.57%	1.50%

(1)	The portfolio expenses used to prepare this table were provided to Western Reserve by the fund(s). Western Reserve has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2002. Current or future expenses may be greater or less than those shown.

(2)	The table showing the range of expenses for the portfolios takes into account the expenses of several asset allocation portfolios that are “fund of funds.” A “fund of funds” portfolio typically allocates its assets, within predetermined percentage ranges, among certain other portfolios of the ATSF fund. Each “fund of funds” has its own set of operating expenses, as does each of the portfolios in which it invests. In determining the range of portfolio expenses, Western Reserve took into account the combined actual expenses for each of the “fund of funds” and for the portfolios in which it invests, assuming a constant allocation by each “fund of funds” of its assets among the portfolios identical to its actual allocation at December 31, 2002.

(3)	The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements that eight portfolios require a portfolio’s investment adviser to reimburse or waive portfolio expenses until April 30, 2004.

Example of Maximum Charges

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the maximum costs of investing in the Contract, including Contract owner transaction expenses, the annual Contract charge, separate account charges (assuming the compounding/annual step-up death benefit has been added), the maximum annual charges for the optional Additional Earnings Rider, and maximum Annual Portfolio Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year.

If you surrender, annuitize*, or remain invested, the Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$407	$1,240	$2,096	$4,345

*	You cannot annuitize your Contract before your Contract’s fifth anniversary.

The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The annual Contract charge of $30 is reflected as an annual charge of 0.10% that is determined by dividing the total Contract charges collected during 2002 by total average net assets attributable to the Contract during 2002. Different fees and expenses not reflected in the Example may be assessed after you annuitize under a variable annuity payout option.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

Financial Information. We have included in Appendix A a financial history of the accumulation unit values for the subaccounts available through this Contract that reflect the cost of the standard death benefit (total separate account annual expenses of 1.65%) and the optional compounding/annual step-up death benefit (total separate account annual expenses of 1.80%).

1. THE ANNUITY CONTRACT

This prospectus describes the WRL Freedom Access® variable annuity contract offered by Western Reserve.

An annuity is a contract between you, an owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2 below.) Until the maturity date, your annuity is in the accumulation period and the earnings generally are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.

The Contract is a flexible payment variable accumulation deferred annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.

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It is a “flexible payment” Contract because after you purchase it, you can generally make additional investments of $50 or more at any time, until the maturity date. But you are not required to make any additional investments.

The Contract is a “variable” annuity because the value of your Contract can go up or down based on the performance of your investment choices. If you select the variable investment portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation period depends upon the performance of your investment choices. If you elect to receive variable annuity payments during the income phase of your Contract, the amount of your annuity payments will also depend upon the performance of your investment choices for the income phase.

The Contract also contains a fixed account. Unless otherwise required by state law, we will limit your allocations or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 3% per year. There may be different interest rates for each payment or transfer you direct to the fixed account which are equal to or greater than the guaranteed rate. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.

The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not direct or transfer any money to the fixed account.

2.      ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the date when annuity payments start under the Contract. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The maturity date cannot be later than the annuitant’s 95th birthday. The maturity date may be earlier for qualified Contracts.

Election of Annuity Payment Option. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option D (see below) as a Variable Life Income with 10 years of guaranteed payments. You cannot change the annuity payment option after the maturity date.

If you choose a variable payment option, you must specify how you want the annuity proceeds divided among the subaccounts as of the maturity date. If you do not specify, we will allocate the annuity proceeds in the same proportion as the annuity value is allocated among the investment options on the maturity date. After the maturity date, you may make transfers among the subaccounts, but you may not make transfers from or to the fixed account; we may limit subaccount transfers to one per Contract year.

Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. If the annuitant dies before the maturity date, you may change the annuitant due to death of the annuitant. As of the maturity date and so long as we agree, you may elect a different annuitant or add a joint annuitant who will be a joint payee under a joint and survivor life income payment option. If you do not choose an annuitant, we will consider you to be the annuitant.

Supplemental Contract.  Once you annuitize and if you have selected a fixed payment option, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.

Annuity Payment Options under the Contract

The Contract provides five annuity payment options that are described below. You may choose any annuity payment option under your Contract. You can choose to receive payments monthly, quarterly, semi-annually or annually.

We will use your “annuity proceeds” to provide these payments. The “annuity proceeds” is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $20, then we will pay you the annuity proceeds in one lump sum.

Fixed Annuity Income Payments.  If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will depend on three things:

•	The amount of the annuity proceeds on the maturity date;

•	The interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3%); and

•	The specific payment option you choose.

Variable Annuity Income Payments. If you choose variable annuity payment Option D or E, the dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Contract. The dollar amount of each additional variable payment will vary based on the investment performance of the subaccount(s) you invest

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in and the Contract’s assumed investment return of 5%. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If, after all charges are deducted, the actual investment performance exactly matches the Contract’s assumed investment return of 5% at all times, then the dollar amount of the next variable annuity payment would remain the same. If actual investment performance, after all charges are deducted, exceeds the assumed investment return, then the dollar amount of the variable annuity payments would increase. But, if actual investment performance, less charges, is lower than the 5% assumed investment return, then the dollar amount of the variable annuity payments would decrease. The portfolio in which you are invested must grow at a rate at least equal to the 5% assumed investment return (plus the daily separate account annuitization charge equal to an annual rate of 1.40% of subaccount assets) in order to avoid a decrease in the dollar amount of variable annuity payments. For more information on how variable annuity income payments are determined, see the SAI.

If you elect a variable annuity payment option, we deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40%.

The annuity payment options are explained below. Some of the annuity payment options may not be available in all states. Options A, B, and C are fixed only. Options D and E are variable only.

Fixed Annuity Payment Options

Payment Option A — Fixed Installments. We will pay the annuity in equal payments over a fixed period of 5, 10, 15 or 20 years or any other fixed period acceptable to Western Reserve.

Payment Option B — Life Income: Fixed Payments.

•	No Period Certain — We will make level payments only during the annuitant’s lifetime;

•	10 or 20 Years Certain — We will make level payments for the longer of the annuitant’s lifetime or 10 or 20 years; or

•	Guaranteed Return of Annuity Proceeds — We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

Payment Option C — Joint and Survivor Life Income: Fixed Payments. We will make level payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

For more information on how the fixed annuity payments are determined, see the SAI.

Variable Annuity Payment Options

Payment Option D — Variable Life Income. The annuity proceeds are used to purchase variable annuity units in the subaccounts you select. You may choose between:

•	No Period Certain — We will make variable payments only during the annuitant’s lifetime; or

•	10 Years Certain — We will make variable payments for the longer of the annuitant’s lifetime or 10 years.

Payment Option E — Variable Joint and Survivor Life Income. We will make variable payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with us.

Note Carefully: The death benefit payable after the maturity date will be affected by the annuity option you choose.

If:

•	you choose Life Income with No Period Certain or a Joint and Survivor Life Income (fixed or variable); and

•	the annuitant(s) dies, for example, before the due date of the second annuity payment;

Then:

•	we may make only one annuity payment and there will be no death benefit payable.

If:

•	you choose Fixed Installments, Life Income with 10 or 20 Years Certain, Life Income with Guaranteed Return of Annuity Proceeds, or Variable Life Income with 10 Years Certain; and

•	the person receiving payments dies prior to the end of the guaranteed period;

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Then:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their value (determined at the date of death) may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the annuitant’s address of record. The annuitant is responsible for keeping Western Reserve informed of the annuitant’s current address of record.

3.      PURCHASE

Contract Issue Requirements

We will issue a Contract if:

•	we receive the information we need to issue the Contract;

•	we receive a minimum initial premium payment (except for 403(b) Contracts); and

•	the annuitant is age 85 or younger.

Premium Payments

You should make checks or drafts for premium payments payable only to “Western Reserve Life” and send them to our administrative office. Your check or draft must be honored in order for us to pay any associated payments and benefits due under the Contract.

Initial Premium Requirements

The initial premium payment for most Contracts must be at least $25,000.

We will credit your initial premium payment to your Contract within two business days after the day we receive it and your complete Contract information at our administrative office. If we are unable to credit your initial premium payment, we (or your agent) will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you tell us (or your agent) to keep it. We will credit your initial premium payment as soon as we receive all necessary application information.

The date on which we credit your initial premium payment to your Contract is the Contract date. If we receive your complete Contract application and initial premium payment on the 29th, 30th or 31st day of the month, your Contract date will be the 28th day of the month. We will, however, credit your initial premium payment on the business day on which we actually receive the payment, provided your application is complete. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.

Generally, we will credit your initial premium payment at the accumulation unit value computed at the end of the business day on which we receive it and have all necessary application information at our administrative office. Our business day closes when the NYSE closes, usually at 4:00 p.m. Eastern Time. If we receive your initial premium payment and complete application after the close of our business day, we will calculate and credit it as of the close of the next business day.

Although we do not anticipate delays in the processing of your application, we may experience delays if agents fail to forward applications and premium payments to our administrative office in a timely manner.

If you wish to make premium payments by bank wire, please instruct your bank to wire federal funds as follows:

All First Bank of Baltimore
ABA #: 052000113
For credit to: Western Reserve Life
Account #: 89539600
Owner’s Name:
Contract Number:
Attention: Annuity Accounting

We may reject any application or premium payments for any reason permitted by law.

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Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant and prior to the maturity date. We will accept premium payments by bank wire or by check. Additional premium payments must be at least $50 ($1,000 if by wire). We will credit any additional premium payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive them at our administrative office. Our business day closes when the NYSE closes, usually at 4:00 p.m. Eastern Time. If we receive your premium payments after the close of our business day, we will calculate and credit them as of the close of the next business day.

Maximum Annual Premium Payments

We allow premium payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total premium payments you may make during the accumulation period.

Allocation of Premium Payments

On the Contract date, we will allocate your premium payment to the investment choices you selected on your application. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments as you selected on your application, unless you request a different allocation.

Unless otherwise required by state law, we will limit allocations and transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000.

You may change allocations for future additional premium payments by writing or telephoning the administrative office, subject to the limitations described under Section 4. Investment Choices — Telephone or Fax Transactions. The allocation change will apply to premium payments received after the date we receive the change request.

You should review periodically how your payments are divided among the subaccounts because market conditions and your overall financial objectives may change.

Right to Cancel Period

You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total premium payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original premium payment(s). We determine the value of the refund as of the date we receive your written notice of cancellation and the returned Contract. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

Annuity Value

You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of business on each valuation date and ends at the close of business on the next valuation date. A valuation date is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE.

Accumulation Units

We measure the value of your Contract during the accumulation period by using a measurement called an accumulation unit. During the income phase, we use a measurement called an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount’s accumulation unit value as of the end of that valuation date. If you partially surrender or transfer out of a subaccount, or if we assess a transfer charge, annual Contract charge, or any Additional Earnings Rider charge, we subtract accumulation units from the subaccounts using the same method.

Each subaccount’s accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each valuation date. The new accumulation unit value reflects the investment performance and the fees and expenses of the underlying portfolio, and the daily deduction of the mortality and expense risk charge and the administrative charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.

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4.      INVESTMENT CHOICES

The Separate Account

Currently 46 subaccounts of the separate account are offered through this Contract.

The Funds.  Each subaccount invests exclusively in one portfolio of a fund. The portfolios, their investment objectives and advisers or sub-advisers are listed below.

Portfolio	Investment Objective	Adviser or Sub-Adviser

Access U.S. Government Money Market Portfolio	Seeks to achieve its objectives by investing in high quality, U.S. dollar-denominated short-term obligations that have been determined by the sub-adviser to present minimal risk.	Access Fund Management, LLC

AEGON Bond	Seeks the highest possible current income within the confines of the primary goal of insuring the protection of capital.	Banc One Investment Advisors Corp.

Alger Aggressive Growth(1)	Seeks long-term capital appreciation	Fred Alger Management, Inc.

American Century International(2)	Seeks capital growth	American Century Investment Management, Inc.

Asset Allocation – Growth Portfolio(3)	Seeks capital appreciation and current income	AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation – Conservative Portfolio(3)	To seek current income and preservation of capital	AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation – Moderate Portfolio(3)	Seeks capital appreciation	AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation – Moderate Growth Portfolio(3)	Seeks capital appreciation	AEGON/Transamerica Fund Advisers, Inc.

Capital Guardian U.S. Equity	Seeks to provide long-term growth of capital	Capital Guardian Trust Company

Capital Guardian Value	Seeks to provide long-term growth of capital and income through investments in a portfolio comprised primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts) and other U.S. registered foreign securities.	Capital Guardian Trust Company

Clarion Real Estate Securities	Seeks long-term total returns from investments primarily in equity securities of real estate companies.	Clarion CRA Securities, LP

Dreyfus Mid Cap	Seeks total investment returns (including capital appreciation and income), which consistently out perform the S&P 400 Mid Cap Index.	The Dreyfus Corporation

Federated Growth & Income	Seeks total return by investing in securities that have defensive characteristics.	Federated Investment Counseling

Fidelity VIP Equity-Income Portfolio(4)	Seeks reasonable income	Fidelity Management & Research Company

Fidelity VIP Contrafund® Portfolio(4)	Seeks long-term capital appreciation	Fidelity Management & Research Company

Fidelity VIP Growth Opportunities Portfolio(4)	Seeks to provide capital growth	Fidelity Management & Research Company

Foxhall Opportunity Growth Portfolio	Seeks growth of capital	Access Fund Management, LLC

GE U.S. Equity	Seeks long-term growth of capital	Banc of America Capital Management, LLC

Great Companies — AmericaSM	Seeks long-term growth of capital	Great Companies, L.L.C.

Great Companies — Global[2]	Seeks long-term growth of capital in a manner consistent with preservation of capital	Great Companies, L.L.C.

Great Companies — TechnologySM	Seeks long-term growth of capital	Great Companies, L.L.C.

J.P. Morgan Enhanced Index	Seeks to earn a total return modestly in excess of the total return performance of the S&P 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P500 Index.	J.P. Morgan Investment Management Inc.

Janus Balanced	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC

Janus Global	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Janus Capital Management LLC

Janus Growth	Seeks growth of capital	Janus Capital Management LLC

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Portfolio	Investment Objective	Adviser or Sub-Adviser

LKCM Strategic Total Return	Seeks to provide current income, long-term growth of income and capital appreciation.	Luther King Capital Management Corporation

Marsico Growth	Seeks long-term growth of capital.	Banc of America Capital Management, LLC

MFS High Yield	Seeks to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.	Massachusetts Financial Services Company

Munder Net50	Seeks long-term capital appreciation.	Munder Capital Management

PBHG Mid Cap Growth	Seeks capital appreciation.	Pilgrim Baxter & Associates, Ltd.

PBHG/NWQ Value Select	Seeks to achieve maximum, consistent total return with minimum risk to principal.	Pilgrim Baxter & Associates, Ltd. NWQ Investment Management Company, Inc.

PIMCO Total Return	Seeks maximum total return consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC

Potomac Dow 30 Plus Portfolio	Seeks daily investment results that correspond to 125% of the performance of the Dow Jones Industrial AverageSM.	Access Fund Management, LLC

Potomac OTC Plus Portfolio	Seeks to provide investment returns that correspond to 125% of the performance of the Nasdaq 100 IndexTM.	Access Fund Management, LLC

Salomon All Cap	Seeks capital appreciation.	Salomon Brothers Asset Management, Inc

T. Rowe Price Equity Income	Seeks to provide substantial growth dividend income, as well as long-term growth of capital, by investing primarily in the dividend-paying common stocks of established companies.	T. Rowe Price Associates, Inc.

T. Rowe Price Small Cap	Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.	T. Rowe Price Associates, Inc.

Third Avenue Value	Seeks long-term capital appreciation.	EQSF Advisers, Inc.

Transamerica Convertible Securities	Seeks maximum total return through a combination of current income and capital appreciation.	Transamerica Investment Management, LLC

Transamerica Equity(5)	Seeks to maximize long-term growth.	Transamerica Investment Management, LLC

Transamerica Growth Opportunities	Seeks to maximize long-term growth.	Transamerica Investment Management, LLC

Transamerica Money Market	Seeks to obtain maximum current income consistent with preservation of principal and maintenance of liquidity.	Transamerica Investment Management, LLC

Transamerica U.S. Government Securities	Seeks to provide as high a level of total return as is consistent with prudent investment strategies by investing under normal conditions at least 80% of its assets in U.S. government debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities.	Transamerica Investment Management, LLC

Transamerica Value Balanced	Seeks preservation of capital and competitive investment returns.	Transamerica Investment Management, LLC

Van Kampen Emerging Growth	Seeks capital appreciation by investing primarily in common stocks of small and medium-sized companies.	Van Kampen Asset Management Inc.

Wells S&P REIT Index Portfolio	Seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Companies Index.	Access Fund Management, LLC

(1)	As of April 30, 2003, the Value Line Aggressive Growth portfolio merged into the Alger Aggressive Growth portfolio.

(2)	As of April 30, 2003, the Gabelli Global Growth portfolio merged into the American Century International portfolio.

(3)	Each asset allocation portfolio is a “fund of funds” that invests in a combination of underlying ATSF portfolios.

(4)	These portfolios are available for investment only to Contract owners who purchased the Contract before May 1, 2003.

(5)	As of April 30, 2003, the LKCM Capital Growth portfolio merged into the Transamerica Equity portfolio.

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) located at 570 Carillon Parkway, St. Petersburg, Florida 33716, a wholly-owned subsidiary of Western Reserve, serves as investment adviser to the ATSF fund and manages the ATSF fund in accordance with the policies and guidelines established by the fund’s Board of Directors. For certain portfolios, ATFA has engaged investment subadvisers to provide portfolio management services. See the ATSF fund prospectus for more information regarding ATFA and the investment subadvisers.

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Morningstar Associates, LLC (“Morningstar”), located at 225 West Wacker Drive, Chicago, Illinois 60606, serves as a “consultant” to ATFA for investment model creation and maintenance to the Asset Allocation-Growth Portfolio, Asset Allocation-Moderate Growth Portfolio, Asset Allocation-Conservative Portfolio, Asset Allocation-Moderate Portfolio of the ATSF fund. Morningstar will be paid an annual fee for its services. See the ATSF fund prospectus for more information regarding Morningstar.

Access Fund Management, LLC (“Access”) located at 475 Hickorynut Avenue, Oldsmar, Florida 34677, serves as investment adviser to the AVIT fund and manages the AVIT fund in accordance with the policies and guidelines established by the fund’s Board of Directors. See the AVIT fund prospectus for more information regarding Access.

The general public may not purchase these portfolios. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or subadviser that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds would be similar to the portfolios offered by this prospectus.

There is no assurance that a portfolio will achieve its stated objective(s). For example, during extended periods of low interest rates, the yield of a money market subaccount may become extremely low and possibly negative. More detailed information may be found in the fund prospectuses. You should read the fund prospectuses carefully before you invest.

Please contact our administrative office at 1-800-851-9777 (Monday — Friday 8:30 a.m. — 7:00 p.m. Eastern Time) or visit our website (www.westernreserve.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

We do not guarantee that each portfolio will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable laws, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes to allocations of new premiums by existing owners or new Contract owners at any time, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios or portfolio classes may have different fees and expenses and their availability may be limited to certain classes of purchasers.

The Fixed Account

Premium payments you allocate and amounts you transfer to the fixed account become part of the general account of Western Reserve. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, neither the general account nor any interests therein is generally subject to the provisions of the 1933 Act or 1940 Act. Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus which relates to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. We have no formula for determining fixed account interest rates. We establish the interest rate, at our sole discretion, for each premium payment or transfer into the fixed account. Rates are guaranteed for at least one year.

If you select the fixed account, your money will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase.

When you request a transfer or partial surrender from the fixed account, we will account for it on a first-in, first-out (“FIFO”) basis, for purposes of crediting your interest. This means that we will take the deduction from the oldest money you have put in the fixed account. You may transfer money from the fixed account to the subaccounts once each Contract year, subject to certain restrictions. You may not transfer money between the fixed account and the subaccounts during the income phase. You may not make partial surrenders from the fixed account unless we consent.

Unless otherwise required by state law, we will limit allocations and transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000.

The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not direct or transfer any money to the fixed account.

Transfers

During the accumulation period, you or your agent/registered representative of record may make transfers from any subaccount. However, if you elect the asset rebalancing program, you may not make any transfers if you want to continue in the program. A transfer would automatically cancel your participation in the asset rebalancing program.

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Transfers from the fixed account are allowed only once each Contract year. We must receive written notice at our administrative office within 30 days after a Contract anniversary. The amount that may be transferred is the greater of: (1) 50% of the dollar amount in the fixed account, or (2) the amount you transferred out of the fixed account in the previous Contract year. Although we currently allow you to transfer 50% of the dollar amount in the fixed account, we reserve the right to reduce this percentage to 25%.

During the income phase of your Contract, you may transfer values from one subaccount to another. No transfers may be made to or from the fixed account during the income phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the variable annuity units in the subaccount from which the transfer is being made. We may limit subaccount transfers to once per Contract year.

The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not transfer any of their Contract value to the fixed account.

Transfers may be made by telephone or fax, subject to limitations described under Section 4. Investment Choices — Telephone or Fax Transactions.

If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $10 for each additional transfer you make during that year. There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

Transfers to and from the subaccounts will be processed based on the accumulation unit values determined at the end of the business day on which we receive your written, telephoned, or faxed request at our administrative office, provided we receive your request at our administrative office before the close of our business day (usually 4:00 p.m. Eastern Time). If we receive your request at our administrative office after the close of our business day, we will process the transfer request using the accumulation unit value for the next business day.

Costs and Market Timing/Frequent Transfers.  Professional market timing organizations and some Contract owners try to profit from various strategies called market timing; for example, switching money into investment option portfolios when they expect prices to rise and taking money out when they expect prices to fall, or switching from one investment option portfolio to another and then back again after a short period of time. As money is shifted in and out, the underlying mutual fund incurs expenses for buying and selling securities. These costs are borne by all Contract owners, including the long-term Contract owners who do not generate the costs. Frequent transfers may also impede the ability of the portfolio manager of the underlying fund to sustain the stated investment objective of the portfolio.

The transfer privilege under the Contract is not intended to serve as a vehicle for short-term or frequent transfers. The Contract does not permit market timing/frequent transfers except among subaccounts in the AVIT fund. As described above, frequent transfers among investment option portfolios disrupt portfolio management in the underlying mutual fund and tend to drive fund expenses higher. We reserve the right to limit or revoke your transfer privileges and/or may not accept future premium payments from you if you engage in frequent transfer activity. We consider eight or more transfers in any three-month period to be frequent transfer activity, although we reserve the right to impose restrictions if there are less frequent transfers.

You may only transfer values between subaccounts in the ATSF and AVIT funds by sending us your written request, with original signature authorizing each transfer, through standard United States postal delivery (no overnight or other priority delivery service).

Do not invest with us in the ATSF fund if you intend to conduct market timing/frequent transfer activity. If you do, we will immediately notify you and your agent in writing that any additional requests for transfers will be subject to certain restrictions, including the permanent loss of electronic transfer privileges. We consider transfers by telephone, fax, overnight mail or Internet to be “electronic” transfers.

We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

Dollar Cost Averaging Program

Dollar cost averaging allows you to transfer systematically a specific amount each month from the fixed account, the WRL Transamerica Money Market subaccount, the WRL AEGON Bond subaccount, or any combination of these accounts to a different subaccount. You may specify the dollar amount to be transferred monthly; however, you must transfer at least $100 monthly. To qualify, a minimum of $5,000 must be in each subaccount from which we make transfers.

There is no charge for this program. However, these transfers do count towards the 12 free transfers allowed during each Contract year.

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If you make dollar cost averaging transfers from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start dollar cost averaging.

By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. Dollar cost averaging does not guarantee a profit and it does not protect you from loss if market prices decline.

We reserve the right to discontinue offering dollar cost averaging 30 days after we send notice to you. Dollar cost averaging is not available if you have elected the asset rebalancing program or if you elect to participate in any asset allocation service provided by a third party.

Asset Rebalancing Program

During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts (except for AVIT subaccounts) to maintain your desired asset allocation. This feature is called asset rebalancing. To enter into asset rebalancing, please send a request form to our administrative office. To end participation in asset rebalancing, please call or write to our administrative office. Entrance to the asset rebalancing program is limited to once per Contract year. However, we will not rebalance if you are in the dollar cost averaging or systematic partial surrender program, if you elect to participate in any asset allocation service provided by a third party or if you request any other transfer. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

To qualify for asset rebalancing, a minimum annuity value of $25,000 for an existing Contract, or a minimum initial premium payment of $25,000 for a new Contract, is required. Any annuity value in the fixed account value may not be included in the asset rebalancing program. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.

There is no charge for this program. However, each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.

We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.

Telephone or Fax Transactions

You may make transfers, change the allocation of additional premium payments and request partial surrenders by telephone. Telephonic partial surrenders are not allowed in the following situations:

•	for qualified Contracts (except IRAs);

•	if the amount you want to partially surrender is greater than $50,000; or

•	if the address of record has been changed within the past 10 days.

Upon instructions from you, the registered representative/agent of record for your Contract may also make telephonic transfers or partial surrenders for you. If you do not want the ability to make transfers or partial surrenders by telephone, you should notify us in writing.

You may make telephonic transfers, allocation changes or request partial surrenders by calling our toll-free number: 1-800-851-9777 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time). You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine.

Telephone and fax orders must be received at our office before 4:00 p.m. Eastern Time to receive same-day pricing. Orders received at our office at or after 4:00 p.m. Eastern Time will receive the price computed at the end of the next day.

Please use the following fax numbers for the following types of transactions:

•	To request a transfer, please fax your request to us at 727-299-1648. We will not be responsible for same-day processing of transfers if you fax your transfer request to a number other than this fax number; and

•	To request a partial surrender, please fax your request to us at 727-299-1620. We will not be responsible for same-day processing of partial surrenders if you fax your partial surrender request to a number other than this fax number.

We will not be responsible for transmittal problems which are not reported to us by the following business day. Any reports must be accompanied by proof of the faxed transmittal.

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We cannot guarantee that telephone or fax transactions will always be available. For example, our administrative office may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. Outages or slowdowns may prevent or delay our receipt of your request.

In addition, you should protect your personal identification number (“PIN”) because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions via an automated telephone or online system is you or is authorized to act on your behalf.

We may discontinue this option at any time.

Third Party Investment Services

Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ.

Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Contracts. Western Reserve, therefore, takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties.

Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

5.      EXPENSES

There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract. Unless we indicate otherwise, the expenses described below apply only during the accumulation period. The charges we deduct are used to pay aggregate Contract costs and expenses that we incur in providing the services and benefits under the Contract and assuming the risks associated with the Contract and riders. The charges may result in a profit to us.

Partial and Complete Surrenders

During the accumulation period, you can surrender part or all of the cash value. We will not deduct any surrender charges. Cash value is the annuity value, less the annual Contract charge, and any premium taxes. Partial surrenders may be subject to tax and a penalty may apply.

Mortality and Expense Risk Charge

We charge a fee as compensation for bearing certain mortality and expense risks under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily net assets that you have invested in each subaccount. If you add the compounding/annual step-up death benefit, the mortality and expense risk charge increases to 1.40%. This charge is deducted daily from the subaccounts during the accumulation period. During the income phase, if you elect a variable annuity option, we deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges.

If these charges do not cover our actual mortality and expense risk costs, we absorb the loss. Conversely, if the charges more than cover actual costs, the excess is added to our surplus. We expect to profit from these charges. We may use any profits to cover distribution costs.

Administrative Charge

We deduct an annual administrative charge to cover the costs of administering the Contracts. This charge is assessed daily and is equal to 0.40% per year of the average daily net assets that you have invested in each subaccount. This charge is deducted from the subaccounts during the accumulation period.

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Additional Earnings Rider Charge

If you select the Additional Earnings Rider, there is an annual charge during the accumulation period of 0.35% of your Contract’s annuity value. The charge will not be increased once the rider has been issued. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider, including Contract surrender. We do not assess this charge during the income phase.

Annual Contract Charge

We deduct an annual Contract charge of $30 from your annuity value on each Contract anniversary during the accumulation period and at surrender. We deduct this charge from the fixed account and each subaccount in proportion to the amount of annuity value in each account. We deduct this charge to cover our costs of administering the Contracts. We currently waive this charge if either the annuity value, or the total premium payments, minus all partial surrenders, equals or exceeds $50,000 on the Contract anniversary for which the charge is payable.

Transfer Charge

You are allowed to make 12 free transfers among the subaccounts per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Dollar cost averaging and asset rebalancing transfers are considered transfers. All transfer requests made on the same day are treated as a single request. There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future. We deduct the charge to compensate us for the cost of processing the transfer.

Loan Processing Fee

If you take a Contract loan, we will impose a $30 loan processing fee. We deduct this fee from the loan amount. This fee is not applicable for all states. This fee covers loan processing and other expenses associated with establishing and administering the loan reserve. Only certain types of qualified Contracts can take Contract loans.

Premium Taxes

Some states assess premium taxes on the premium payments you make. A premium tax is a regulatory tax that some states assess on the premium payments made into a contract. If we should have to pay any premium tax, we may deduct the tax from each premium payment or from the accumulation unit value as we incur the tax. We may deduct the total amount of premium taxes, if any, from the annuity value when:

•	you elect to begin receiving annuity payments;

•	you surrender the Contract;

•	you request a partial surrender; or

•	a death benefit is paid.

As of the date of this prospectus, the following states assess a premium tax on all initial and subsequent premium payments.

State	Qualified Contracts	Nonqualified Contracts

South Dakota	0.00%	1.25%
West Virginia	1.00%	1.00%
Wyoming	0.00%	1.00%

As of the date of this prospectus, the following states assess a premium tax against the accumulation unit value if you choose an annuity payment option instead of receiving a lump sum distribution:

State	Qualified Contracts	Nonqualified Contracts

California	0.50%	2.35%
Maine	0.00%	2.00%
Nevada	0.00%	3.50%

Federal, State and Local Taxes

We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.

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Portfolio Management Fees

The value of the assets in each subaccount is reduced by the management fees and expenses paid by the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses reduce the value of your portfolio shares. A description of these fees and expenses is found in the Annuity Contract Fee Table section of this prospectus and in the fund prospectuses.

Our affiliate, AFSG, the principal underwriter for the Contracts, will receive the 12b-1 fees deducted from portfolio assets for providing shareholder support services to the portfolios. We and our affiliates, including the principal underwriter for the Contracts, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract and may be significant. Some advisers, administrators, distributors or portfolios be affiliated with us and some may pay us (and our affiliates) more than others.

Waived Charges and Expenses to Groups

We may waive the annual Contract charge for Contracts sold to large groups of full-time employees of the same employer, including directors, officers and full-time employees of Western Reserve or its affiliates, or other groups where sales to the group reduce our administrative expenses.

6. TAXES

Note: Western Reserve has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult with your own tax advisor about your own circumstances. We believe that the Contract qualifies as an annuity contract for federal income tax purposes and the following discussion assumes it so qualifies. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity Contract until you take the money out either as a partial or complete surrender, or as annuity payments, or as a death benefit. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract — qualified or nonqualified (discussed below).

When a non-natural person (e.g., corporations or certain other entities other than tax-qualified trusts) owns a nonqualified Contract, the Contract will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Contracts

If you purchase the Contract under an individual retirement annuity, a 403(b) plan, 457 plan, or pension or profit sharing plan, your Contract is referred to as a qualified Contract.

If you purchase the Contract as an individual and not under a qualified Contract, your Contract is referred to as a nonqualified Contract.

Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a qualified Contract.

A qualified Contract may be used in connection with the following plans:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions. Roth IRA distributions may be tax-free if an owner meets certain rules.

•	Tax-Sheltered Annuity Plan (403(b) Plan): A 403(b) plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the Contract on a pre-tax basis.

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•	Corporate Pension, Profit-Sharing and H.R. 10 Plans: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the Contract on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the Contract.

There are limits on the amount of annual contributions you can make to these plans. Other restrictions may apply. The terms of the plan may limit your rights under a qualified Contract. You should consult your legal counsel or tax advisor if you are considering purchasing a Contract for use with any retirement plan. We have provided more detailed information on these plans and the tax consequences associated with them in the SAI.

Partial and Complete Surrenders — Nonqualified Contracts

In general, if you make a partial surrender or systematic partial surrender from your Contract, the Code treats that surrender as first coming from earnings and then from your premium payments. When you make a partial surrender you are taxed on the amount of the surrender that is earnings. When you make a complete surrender you are generally taxed on the amount that your surrender proceeds exceed your premium payments, reduced by amounts partially surrendered which were not includable in gross income. Loans, pledges and assignments are taxed in the same manner as partial and complete surrenders. Different rules apply for annuity payments.

In the event of a partial surrender or systematic partial surrender from, or complete surrender of, a nonqualified Contract, we will withhold for tax purposes the minimum amount required by law, unless an owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.

The Code also provides that surrendered earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. They include any amounts:

•	paid on or after the taxpayer reaches age 591/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

Multiple Contracts

All nonqualified, deferred annuity contracts entered into after October 21, 1988 that we issue (or our affiliates issue) to the same owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual’s gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. You should consult a competent tax advisor before purchasing more than one Contract or other annuity contracts.

Diversification and Distribution Requirements

The Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Qualified and nonqualified Contracts must meet certain distribution requirements upon an owner’s death in order to be treated as an annuity contract. A qualified Contract (except a Roth IRA) must also meet certain distribution requirements during an owner’s life. These diversification and distribution requirements are discussed in the SAI. We may modify the Contract to attempt to maintain favorable tax treatment.

Partial and Complete Surrenders — Qualified Contracts

The above information describing the taxation of nonqualified Contracts does not apply to qualified Contracts. There are special rules that govern qualified Contracts, including rules restricting when amounts can be paid from the Contracts and providing that a penalty tax may be assessed on amounts distributed from the Contract prior to the date you reach age 591/2, unless you meet one of the exceptions to this rule. We have provided more information in the SAI.

In the case of a partial surrender, systematic partial surrender, or complete surrender distributed to a participant or beneficiary under a qualified Contract (other than a Roth IRA or a qualified Contract under Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total annuity value. The “investment in the contract” generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a Contract which is not excluded from the individual’s gross income. For Contracts issued in connection with qualified plans, the “investment in the contract” can be zero.

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The Code limits distributions of premium payments from certain 403(b) Contracts. Distributions generally can only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Code); or

•	in the case of hardship. However, in the case of hardship, an owner can only partially surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified Contracts generally are taxed in the same manner as surrenders from such Contracts. Please refer to the SAI for further information applicable to distributions from 403(b) Contracts.

Taxation of Death Benefit Proceeds

We may distribute amounts from the Contract because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a complete surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the “investment in the contract” is not affected by an owner’s or annuitant’s death. That is, the “investment in the contract” remains generally the total premium payments, less amounts received which were not includable in gross income.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified Contracts (other than a Roth IRA, as to which there are special rules), only a portion of the annuity payments you receive will be includable in your gross income.

The excludable portion of each annuity payment you receive generally will be determined as follows:

•	Fixed payments — by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments — by dividing the “investment in the contract” on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and subject to tax as ordinary income.

If we permit you to select more than one annuity payment option, special rules govern the allocation of the Contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax advisor as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the maturity date, annuity payments stop because of an annuitant’s death, the excess (if any) of the “investment in the contract” as of the maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last tax return.

Transfers, Assignments or Exchanges of Contracts

If you transfer your ownership or assign a Contract, designate an annuitant or other beneficiary who is not also an owner, select certain maturity dates, or change annuitants, you may trigger certain income or gift tax consequences that are beyond the scope of this discussion. If you contemplate any such transfer, assignment, selection, or change, you should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

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Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to you. For example, the Internal Revenue Service may treat fees associated with the Additional Earnings Rider as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the Contract should be treated as a taxable withdrawal, you should consult with your tax advisor prior to selecting any optional benefit under the Contract.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Contract.

We have the right to modify the Contact to meet the requirements of any applicable federal or state laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend that the above discussion be construed as tax advice.

7. ACCESS TO YOUR MONEY

Partial and Complete Surrenders

During the accumulation period, you can have access to the money in your Contract in several ways:

•	by making either a partial or complete surrender; or

•	by taking annuity payments.

If you want to surrender your Contract completely, you will receive the cash value, which equals the annuity value of your Contract, minus:

•	any premium taxes;

•	any loans;

•	the annual Contract charge; and

•	the pro rata Additional Earnings Rider charge, if applicable.

The cash value will be determined at the accumulation unit value next determined as the end of the business day (usually 4:00 p.m. Eastern Time) on which we receive your request for surrender at our administrative office, unless you specify a later date in your request.

Unless we otherwise consent, no partial surrender is permitted if it would reduce the cash value below $25,000. You may not make partial surrenders from the fixed account unless we consent. Unless you tell us otherwise, we will take the partial surrender from each of the investment choices in proportion to the annuity value.

Unless we otherwise consent, the minimum amount available each time you request a partial surrender is $500.

Remember that any partial surrender you take will reduce the annuity value. Under some circumstances, a partial surrender will reduce the death benefit by more than the dollar amount of the partial surrender. See Section 9. Death Benefit, and the SAI for more details.

Income taxes, federal tax penalties and certain restrictions may apply to any partial or complete surrender you make.

We must receive a properly completed surrender request which must contain your original signature. We will accept fax or telephone requests for partial surrenders as long as the surrender proceeds are being sent to the address of record. The maximum surrender amount you may request by fax or telephone is $50,000.

When we incur extraordinary expenses, such as wire transfers or overnight mail expenses, for expediting delivery of your partial or complete surrender payment, we will deduct that charge from the payment. We charge $25 for a wire transfer and $20 for an overnight delivery ($30 for Saturday delivery).

For your protection, we will require a signature guarantee for:

•	all requests for partial or complete surrenders over $500,000;

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•	where the partial or complete surrender proceeds will be sent to an address other than the address of record; or

•	any request for partial or complete surrender within 30 days of an address change.

All signature guarantees must be made by:

•	a national or state bank;

•	a member firm of a national stock exchange; or

•	any institution that is an eligible guarantor under SEC rules and regulations.

Notarization is not an acceptable form of signature guarantee.

If the Contract’s owner is not an individual, additional information may be required. If you own a qualified Contract, the Code may require your spouse to consent to any surrender. Other restrictions will apply to Section 403(b) qualified Contracts and Texas Optional Retirement Program Contracts. For more information, call us at 1-800-851-9777 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time).

Delay of Payment and Transfers

Payment of any amount due from the separate account for a partial or complete surrender, a death benefit, loans, or on the death of an owner of a nonqualified Contract, will generally occur within seven days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:

•	the NYSE is closed for other than usual weekends or holidays or trading on the NYSE is otherwise restricted; or

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of transfers, partial or complete surrenders, death benefits and loan amounts from the fixed account for up to six months.

If mandated under applicable law, we may be required to reject a premium payment . We may be required to provide additional information about your account to governmental regulators. In addition, we may be required to block a Contract owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators.

Systematic Partial Surrenders

You can elect to receive regular payments from your Contract by using systematic partial surrenders. Unless you specify otherwise, we will deduct systematic partial surrender amounts from each subaccount (and, if we consent, the fixed account) in proportion to the value each subaccount bears to the annuity value at the time of the partial surrender. Payments are made monthly, quarterly, semi-annually or annually, in equal payments of at least $200 ($50 if by direct deposit). Your initial premium payment, if a new Contract, or your annuity value, if an existing Contract, must equal at least $25,000. We will not process a systematic partial surrender if the annuity value for the entire Contract would be reduced below $25,000. No systematic partial surrenders are permitted from the fixed account without our prior consent.

There is no charge for taking systematic partial surrenders. You may stop systematic partial surrenders at any time, but we must receive written notice at our administrative office at least 30 days prior to the date systematic partial surrenders are to be discontinued. We reserve the right to discontinue offering systematic partial surrenders 30 days after we send you written notice.

You can take systematic partial surrenders during the accumulation period only. On the maturity date, you must annuitize the Contract and systematic partial surrender payments must stop.

Income taxes, federal tax penalties and other restrictions may apply to any systematic partial surrender you receive.

Contract Loans for Certain Qualified Contracts

You can take Contract loans during the accumulation period when the Contract has been in force for at least 10 days is used in connection with a tax-sheltered annuity plan under Section 403(b) of the Code (limit of one Contract loan per Contract year).

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The maximum amount you may borrow against the Contract is the lesser of:

•	50% of the annuity value; or

•	$50,000 reduced by the highest outstanding loan balance during the one-year period immediately prior to the loan date. However, if the annuity value is less than $20,000, the maximum you may borrow against the Contract is the lesser of 80% of the annuity value or $10,000.

The minimum loan amount is $1,000 (unless otherwise required by state law). You are responsible for requesting and repaying loans that comply with applicable tax requirements, and other laws, such as the Employee Retirement Income Security Act of 1974 (“ERISA”). In addition, the Department of Labor has issued regulations governing loans taken by plan participants under retirement plans subject to ERISA. These regulations require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, charge a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated.

Failure to comply with these requirements may result in penalties under the Code and ERISA. You and your employer are responsible for determining whether your plan is subject to, and complies with, ERISA and the Department of Labor’s regulations governing plan loans and the tax rules applicable to loans. Accordingly, you should consult a competent tax advisor before requesting a Contract loan.

The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and is used as collateral for all Contract loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.

On each Contract anniversary we will compare the amount of the Contract loan to the amount in the loan reserve. If all Contract loans and unpaid interest due on the loan exceed the amount in the loan reserve, we will withdraw the difference and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding Contract loan, we will withdraw the difference from the loan reserve and transfer it in accordance with your current premium payment allocation. We reserve the right to transfer the excess to the fixed account if the amount used to establish the loan reserve was transferred from the fixed account.

If all Contract loans and unpaid interest due on the loan exceeds the cash value, we will mail to your last known address and to any assignee of record a notice stating the amount due in order to reduce the loan amount so that the loan amount no longer exceeds the cash value. If the excess amount is not paid within 31 days after we mail the notice, the Contract will terminate without value.

You can repay any Contract loan in full:

•	while the Contract is in force; and

•	during the accumulation period.

Note Carefully: If you do not repay your Contract loan, we will take a partial surrender for the amount of the unpaid loan plus interest from:

•	the amount of any death benefit proceeds;

•	the amount we pay upon a partial or complete surrender; or

•	the amount we apply on the maturity date to provide annuity payments.

You must pay interest on the loan at the rate of 6% per year. You are responsible for determining whether this interest rate is reasonable under ERISA. We deduct interest in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4%. Principal and interest must be repaid:

•	in level quarterly or monthly payments over a 5-year period; or

•	over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.

An extended repayment period cannot go beyond the year you turn 70 1/2.

If:

•	a repayment is not received within 31 days from the original due date;

Then:

•	a distribution of all Contract loans and unpaid accrued interest, and any applicable charges, will take place.

This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the Contract to not qualify under Section 403(b) of the Code.

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You may fax your loan request to us at 727-299-1620.

The loan date is the date we process the loan request. We charge a $30 fee to cover loan processing and expenses associated with establishing and administering the loan reserve (not applicable in all states). For your protection, we will require a signature guarantee for any loan request within 30 days of an address change. We reserve the right to limit the number of Contract loans to one per Contract year.

Contract loans may not be available in all states.

8. PERFORMANCE

We periodically advertise performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of performance.

First, we may disclose standardized total return figures for the subaccounts that reflect the deduction of all charges assessed during the accumulation period under the Contract, including the mortality and expense risk charge, the administrative charge and the annual Contract charge. Charges for the optional Additional Earnings Rider are not deducted. These figures are based on the actual historical performance of the subaccounts investing in the underlying portfolios since their inception, adjusted to reflect current Contract charges.

Second, we may disclose total return figures on a non-standardized basis. This means that the data may be presented for different time periods and different dollar amounts. We will only disclose non-standardized performance data if it is accompanied by standardized total return data.

Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception date of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

Fourth, we may include in our advertising and sales materials, tax-deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets.

The Series Fund prospectus presents the total return of certain existing SEC-registered funds that are managed by sub-advisers to the Series Fund portfolios. These funds have investment objectives, policies and strategies that are substantially similar to those of certain portfolios. We call the funds the “Similar Sub-Adviser Funds.” None of the fees and charges under the Contract has been deducted from the performance data of the Similar Sub-Adviser Funds. If Contract fees and charges were deducted, the investment returns would be lower. The Similar Sub-Adviser Funds are not available for investment under the Contract.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9. DEATH BENEFIT

Payments on Death

We will pay death benefit proceeds to your beneficiary(ies), under certain circumstances, if you are both an owner and annuitant, and you die during the accumulation period (that is before the maturity date). A beneficiary may choose to receive payment of his or her portion of the death benefit proceeds under a life annuity payment option; to continue the Contract in the accumulation period for a specified number of years; or to receive a lump sum payment. Death benefit provisions may differ from state to state.

If a beneficiary does not choose one of these options, then the default option for nonqualified Contracts is complete distribution of the beneficiary’s interest within 5 years of an owner’s death, and the default option for qualified Contracts is payout over a beneficiary’s life expectancy. Please see Alternate Payment Elections Before the Maturity Date below for details.

Payments upon death are subject to certain distribution requirements under the Code. See the SAI for more details.

An additional death benefit may be payable if the Additional Earnings Rider was purchased and is in effect at the time the death benefit proceeds become payable. See Additional Earnings Rider below for details.

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Before the Maturity Date. Payment of the death benefit proceeds depends on the status of the person who dies, as shown below:

Person Who Dies Before Maturity Date	Death Benefit

If an owner and the annuitant ARE the same person and that person dies:	Then, we pay the death benefit proceeds to the beneficiaries, if alive,(1)(2)(3)(4)(5) and, in some cases, reset the death benefit.(4) If the surviving spouse is the joint owner and the Contract continues (or if the surviving spouse is sole beneficiary and elects to continue the Contract), then the annuity value is adjusted to equal the death benefit proceeds and the death benefit is reset.(3)

If the surviving spouse who continued the Contract dies:	Then, we pay the death benefit proceeds to the beneficiaries, if alive,(1)(2)(3)(4)(5) otherwise to the estate of the surviving spouse.

If an owner and an annuitant ARE NOT the same person, and an annuitant dies first:	Then, an owner becomes the annuitant and the Contract continues. In the event of joint owners, the younger joint owner will automatically become the new annuitant and the Contract will continue.

If an owner and an annuitant ARE NOT the same person, and an owner dies first:	Then, we pay the cash value to the beneficiary(1)(5)(7)(8), or if the sole beneficiary is the surviving spouse, the Contract continues.(6) In the event of joint owners, the surviving joint owner becomes the sole owner and the Contract will continue. If the Contract continues, we will not adjust the annuity value to equal the death benefit proceeds.(6)

(1)	The Code requires that payment to the beneficiaries be made in a certain manner and within certain strict timeframes. We discuss these timeframes in Alternate Payment Elections Before the Maturity Date below.

(2)	If no beneficiary is alive on the death report day, then the death benefit proceeds are paid to an owner’s estate. If the sole beneficiary was living on an owner’s date of death, but died before the death report day, the death benefit is paid to an owner’s estate, not to the beneficiary’s estate.

(3)	If the sole beneficiary is the deceased owner/annuitant’s surviving spouse, the surviving spouse may elect to continue the Contract in force as the new owner and annuitant. Likewise, if the joint owner is the deceased owner’s surviving spouse, the Contract will continue in force with the surviving spouse as the new owner and annuitant. In either case, we will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We also will reset the age used in the death benefit provisions under the continuing Contract as of the death report day so that the death benefit is based on the age of the surviving spouse. Consequently, the phrase “the annuitant’s 81st birthday” will refer to the age of the surviving spouse. If the surviving spouse is over age 81 on the death report day of the first deceased owner, then we will calculate the death benefit paid on the death of the surviving spouse by taking the highest annuity value (i.e., the annuity value as of the death report day) and adding any subsequent premium payments and subtracting the total partial surrenders following the death report day of the first deceased owner.

(4)	If a beneficiary elects to receive his or her portion of the death benefit proceeds within five years of the date of death of the annuitant or over a period that does not exceed such beneficiary’s life expectancy (the “distribution period”), then the Contract will continue with some modifications until the end of the elected distribution period. We will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit if such beneficiary dies during the distribution period, and we will revise the way we calculate the death benefit so that it is based on the age of such beneficiary. The Contract will terminate at the end of the distribution period.

(5)	If there are multiple beneficiaries, each beneficiary may elect, individually, how he or she wishes to receive his or her proportionate share of the death benefit proceeds.

(6)	If the sole beneficiary is alive and is the deceased owner’s surviving spouse at the time of the deceased owner’s death, then the Contract will continue with the spouse as the new owner.

(7)	If any beneficiary is alive, but is not the deceased owner’s spouse at the time of the deceased owner’s death, then the beneficiary must receive the cash value in the manner and within the timeframes discussed below in Alternate Payment Elections Before the Maturity Date.

(8)	If no beneficiary is alive, the owner’s estate will become the new owner and the cash value must be distributed within 5 years of the deceased owner’s death.

The death benefit proceeds are reduced by any outstanding Contract loans and premium taxes due.

Different rules apply if an owner or beneficiary is not a natural person. Please consult the SAI, your Contract or your agent for more details.

After the Maturity Date. The death benefit paid after the start of annuity payments depends upon the annuity option you selected. See Section 2. Annuity Payments (The Income Phase) — Fixed Annuity Payment Options and Variable Annuity Payment Options. Not all payment options provide for a death benefit.

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If an annuitant dies on or after the start of annuity payments, the remaining portion of any interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the annuitant’s death.

Standard Death Benefit (Option A)

Death benefit provisions may differ from state to state. The death benefit proceeds may be paid as a lump sum, as substantially equal payments while the Contract continues in the accumulation period for a specified number of years, or as annuity payments but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.

If an owner who is the annuitant dies before the maturity date and if the death benefit proceeds are payable, the standard death benefit proceeds will be the greater of:

•	the annuity value of your Contract on the death report day; or

•	the total premium payments you make to the Contract as of the death report day, reduced by partial surrenders.

The standard death benefit proceeds are not payable after the maturity date.

Compounding/Annual Step-Up Death Benefit (Options B and C)

On the Contract application, you may add either the annual compounding death benefit or annual step-up death benefit for an additional charge. These options are not available to annuitants age 75 or older on the Contract date. These death benefit options are only payable during the accumulation period and are not payable after the maturity date. You may not select either of these options after the Contract has been issued.

Annual Compounding Death Benefit. During the accumulation period, this option provides the greater of:

•	the standard death benefit; or

•	the total premium payments, plus interest at an effective annual rate of 5% (in most states) from the date of the premium payment to the date of death, less any adjusted partial surrender(s), including interest on any partial surrender at the 5% rate from the date of partial surrender to the date of death. Interest is not credited after the annuitant’s 81st birthday.

Annual Step-Up Death Benefit. During the accumulation period, this option provides the greater of:

•	the standard death benefit; or

•	the highest annuity value on any Contract anniversary before the annuitant’s 81st birthday, increased for any premium payments you have made and decreased for the adjusted partial surrenders we have paid to you, following the Contract anniversary on which the highest annuity value occurs.

If you select either of these options, then the mortality and expense risk charge will increase to 1.40%.

Effect of Adjusted Partial Surrender on Certain Death Benefits

When you request a partial surrender, we will reduce the compounding/annual step-up death benefit, if selected, by an “adjusted partial surrender.” Adjusted partial surrenders will reduce the compounding and/or annual step-up death benefit, if selected.

A partial surrender will reduce the compounding death benefit and the annual step-up death benefit by the amount of the partial surrender times the ratio of:

•	the amount of the compounding and/or annual step-up death benefit immediately before the partial surrender, to

•	the annuity value immediately before the partial surrender.

We have also included a more detailed explanation of this adjustment in the SAI.

If the compounding and/or annual step-up death benefit is greater than the annuity value prior to the partial surrender, the adjusted partial surrender may be more than the amount of your request. For this reason, if a death benefit is paid after you have made a partial surrender, the total of that partial surrender and the death benefit could be less than the death benefit immediately before you have made a partial surrender. If the compounding and/or annual step-up death benefit is less than the annuity value prior to the partial surrender, the adjusted partial surrender will reduce the death benefit dollar for dollar.

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Guaranteed Minimum Death Benefit Features

Additional Benefits with Spousal Continuation.If an owner who is the annuitant dies before the maturity date, and the surviving spouse of the deceased owner continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit on the death of the surviving spouse and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse.

Additional Death Benefit on Beneficiary’s Death. If an owner who is the annuitant dies before the maturity date, and if the deceased owner’s spouse is not named as the joint owner or as the sole beneficiary who elects to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit proceeds over a period not to exceed that beneficiary’s life expectancy (the “distribution period”). We will pay a death benefit if the beneficiary dies during the distribution period and permit such beneficiary to name a new beneficiary. We will revise the way we calculate that death benefit so that it is based on the age of such beneficiary.

Alternate Payment Elections Before the Maturity Date

If a beneficiary is entitled to receive the death benefit proceeds, a beneficiary may elect to receive the death benefit in a lump sum payment or to receive payment under one of the following options that provides for complete distribution and termination of this Contract at the end of the distribution period:

1.	within 5 years of the date of an owner’s death;

2.	over the beneficiary’s lifetime, with payments beginning within one year of the deceased owner’s death; or

3.	over a specific number of years, not to exceed the beneficiary’s life expectancy, with payments beginning within one year of an owner’s death.

Different rules may apply if the Contract is a qualified Contract.

To determine payments, we may use the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning within one year of the deceased owner’s death.

Multiple beneficiaries may choose individually among any of these options.

If the deceased annuitant was an owner, and one or more beneficiaries chooses one of the above options instead of a lump sum payment, we will “reset” the age used in the death benefit provisions under the new option as of the death report day, so that the death benefit is based on the age of the particular new annuitant (i.e., the beneficiary). As a result, the phrase “the annuitant’s 81st birthday” will refer to the age of the particular beneficiary. If the beneficiary is over age 81 on the death report day of the first deceased owner, then we will calculate the death benefit paid on the death of the particular beneficiary by taking the highest annuity value (i.e., the annuity value as of the death report day) and adding any subsequent premium payments and subtracting the total partial surrenders following the death report day of the first deceased owner. This option applies to both spousal and non-spousal beneficiaries.

If a beneficiary chooses 1 or 3 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The beneficiary’s proportionate share of the death benefit proceeds becomes the new annuity value. Any payments made to a beneficiary under option 3 will be treated as adjusted partial surrenders. See Effect of Adjusted Partial Surrender on Certain Death Benefits above. If a beneficiary chooses 2 above, the Contract remains in effect, but moves into the income phase with that beneficiary receiving payments under a life annuity payment option. Special restrictions apply to options 1 and 3 above. See the SAI for more details.

These Alternate Payment Elections do not apply if the sole beneficiary is the surviving spouse of the deceased owner and the surviving spouse continues the Contract. These Alternate Payment Elections do apply when we pay the cash value to the beneficiary on the death of an owner who is not the annuitant. When an owner who is not the annuitant dies, we do not increase the annuity value to equal the death benefit proceeds.

Additional Earnings Rider

The optional Additional Earnings Rider may pay an Additional Earnings Rider Amount when an owner who is the annuitant dies and death benefit proceeds are paid under your Contract. In order to buy this rider;

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•	you must purchase it when we issue the Contract;

•	you must be both the owner and annuitant (except in the case of a trust or employer-sponsored plan); and

•	you, a joint owner and the annuitant must be age 75 or younger.

Unless we otherwise consent, we limit the number of Additional Earnings Riders to one per annuitant.

The date you add the rider to the Contract is the rider date.

We will pay the Additional Earnings Rider Amount under this rider only if:

•	the rider is in force at the time of death;

•	death benefit proceeds are payable under the Contract; and

•	there are rider earnings when the death benefit proceeds are calculated.

Additional Earnings Rider Amount. The Additional Earnings Rider Amount is equal to the additional earnings factor (see below), multiplied by the lesser of:

•	the rider earnings on the date we calculate the death benefit proceeds (the death report day); or

•	the rider earnings limit (shown on your rider) multiplied by the rider base on the death report day.

The maximum we will pay under this rider is $1 million.

Rider earnings equal:

•     the death benefit proceeds payable under the Contract; minus

•     the rider base, which is:

•	the initial premium at Contract issue (this rider is no longer available after issue); plus

•	the premium payments made after the rider date; less

•	the amount of each partial surrender made after the rider date, multiplied by the ratio of the rider base to the annuity value immediately before the partial surrender.

Example: On May 1, 2002, a person aged 60 purchases a Contract with the Additional Earnings Rider for a $40,000 premium payment (the rider base). The rider has an additional earnings factor of 40% and rider earnings limit of 250%. The maximum benefit we will pay under the rider is $1,000,000.

At the time of an owner’s death, the death benefit proceeds are valued at $75,000. To calculate the benefit we will pay under the Additional Earnings Rider (that is, the Additional Earnings Rider Amount), first we subtract the rider base ($40,000) from the death benefit proceeds to get the rider earnings ($75,000—$40,000=$35,000).

Then we perform several additional calculations. The benefit we pay under the Additional Earnings Rider is the lesser of a), b), or c):

a)	The rider earnings ($35,000) multiplied by the additional earnings factor (40%)=$14,000;

b)	The rider earnings limit (250%) multiplied by the rider base ($40,000) multiplied by the additional earnings factor (40%)=$40,000; or

c)	The maximum benefit under the rider=$1,000,000.

The Additional Earnings Rider Amount (that is, the benefit we will pay under the Additional Earnings Rider), under these circumstances, is $14,000. The total death benefit (that is, the death benefit proceeds plus the Additional Earnings Rider Amount) under these circumstances is $89,000 ($75,000+$14,000).

For additional examples, see the SAI.

We will not pay a benefit under the Additional Earnings Rider if there are no rider earnings on the date we calculated the death benefit proceeds. If you purchased your Contract as part of a 1035 exchange or if you added the rider after you purchased the Contract, rider earnings do not include any gains before the rider is added to your Contract. As with all insurance, you may not realize a benefit from the purchase of this rider.

The additional earnings factors are as follows:

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Owner/Annuitant’s Age
on the Rider Date	Percent

0-65	40%

66-67	35%

68-69	30%

70-75	25%

For purposes of computing taxable gains payable on the death benefit proceeds, both the death benefit proceeds payable under the Contract and the Additional Earnings Rider Amount will be considered.

See the SAI for an example which illustrates the Additional Earnings Rider Amount payable as well as the effect of a partial surrender on the Additional Earnings Rider Amount.

Continuation. If an owner who is the annuitant dies during the accumulation period and the deceased owner’s spouse continues or elects to continue the Contract, and the annuity value is adjusted to equal the death benefit proceeds, the deceased owner’s spouse will have the following options:

•	terminate the Additional Earnings Rider and receive a one-time annuity value increase equal to the Additional Earnings Rider Amount; or

•	continue the Additional Earnings Rider (with fees) without the one-time annuity value increase. An Additional Earnings Rider Amount would then be paid upon the death of the spouse who continued the Contract. Because we have not issued a new rider, but simply continued the rider purchased by the deceased owner, we will calculate the Additional Earnings Rider Amount using the additional earnings factor and other calculation factors applicable to the original rider.

Alternate Election. If an owner who is the annuitant dies during the accumulation period and one or more of the beneficiaries elects to receive the complete distribution of the death proceeds under alternate payment option (1) or (3), then that beneficiary will have the following options:

•	terminate the Additional Earnings Rider and receive a one-time increase in death benefit proceeds equal to a proportionate share of the Additional Earnings Rider Amount; or

•	continue the Additional Earnings Rider (with fees) without the one-time annuity value increase. An Additional Earnings Rider Amount would then be paid in a lump sum upon the death of the beneficiary and the Contract will terminate. This amount will be calculated using the additional earnings factor and other calculation factors determined under the original rider. The required annual distributions under the alternate payment elections are likely to reduce significantly the value of this rider during this period.

See Alternate Payment Election Options Before the Maturity Date above.

Rider Fee. There is an annual charge during the accumulation period of 0.35% of your Contract’s annuity value. The charge will not be increased once the rider has been issued. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider. We will deduct this fee from each subaccount and the fixed account in proportion to the amount of the annuity value in each account. We do not assess this charge during the income phase. The rider fee is deducted even during periods when the rider would not pay any benefit because there are no rider earnings.

Termination. The rider will remain in effect until:

•	we receive your written cancellation notice at our administrative office;

•	you annuitize or surrender the Contract; or

•	the Additional Earnings Rider Amount is paid or added to the annuity value under a continuation.

It is possible that the Internal Revenue Service may take a position that charges for the Additional Earnings Rider should be treated as taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable distribution, you should consult your tax advisor before selecting this rider under the Contract.

The Additional Earnings Rider may vary by state and may not be available in all states.

10. OTHER INFORMATION

Ownership

You, as owner of the Contract, exercise all rights under the Contract, including the right to transfer ownership (subject to any assignee or irrevocable beneficiary’s consent). You can change an owner at any time by notifying us in writing at our administrative office. An

33

ownership change may be a taxable event. Joint owners may be named provided they are husband and wife. Joint ownership is not available in all states.

Annuitant

The annuitant is the person named in the application to receive annuity payments. If no person is named, an owner will be the annuitant. As of the maturity date, and upon our agreement, an owner may change the annuitant or, if either annuity Option C or Option E has been selected, add a joint-annuitant. On the maturity date, the annuitant(s) will become the payee(s) and receive the annuity payments.

Beneficiary

A beneficiary is the person who receives the death benefit proceeds when an owner who is also the annuitant dies. If an owner who is not the annuitant dies before the annuitant and the sole beneficiary is not an owner’s spouse and there is no joint owner, the beneficiary will receive the cash value. You may change the beneficiary(ies) during the lifetime of the annuitant, subject to the rights of any irrevocable beneficiary. Any change must be made in writing and received by us at our administrative office and, if accepted, will be effective as of the date on which the request was signed by an owner. Before the maturity date, if an owner who is the annuitant dies, and no beneficiary is alive on the death report day, benefits payable at death will be paid to the owner’s estate. In the case of certain qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a beneficiary. See the SAI for more details on the beneficiary.

Assignment

You can also assign the Contract any time before the maturity date. We will not be bound by the assignment until we receive written notice of the assignment at our administrative office. We will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract, and such assignments may be subject to tax penalties and taxed as distributions under the Code.

Western Reserve Life Assurance Co. of Ohio

Western Reserve was incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is wholly-owned by First AUSA Life Insurance Company, a stock life insurance company which is wholly-owned indirectly by AEGON USA, Inc. (“AEGON USA”), which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York. Western Reserve is obligated to pay all benefits under the Contract.

The Separate Account

Western Reserve established a separate account, called the WRL Series Annuity Account, under the laws of the State of Ohio on April 12, 1988. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Currently, there are 46 subaccounts offered through this Contract. Western Reserve may add, close, remove, combine or substitute subaccounts or investments held by the subaccounts, and reserves the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the separate account or Western Reserve.

The assets of the separate account are held in Western Reserve’s name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business Western Reserve may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

Information about the separate account can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (www.sec.gov) that contains other information regarding the separate account.

34

Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old contract, and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax, and penalty tax, on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

Voting Rights

Western Reserve will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio. More information on voting rights is provided in the SAI.

Distribution of the Contracts

AFSG, an affiliate of Western Reserve, is the principal underwriter of the Contracts. Like Western Reserve, it is an indirect wholly-owned subsidiary of AEGON USA. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. (the “NASD”). More information about AFSG is available at www.nasdr.com or by calling 1-800-289-9999.

AFSG will receive the 12b-1 fees assessed against the Fidelity VIP and AVIT fund shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP and AVIT funds held for the Contracts as compensation for providing certain recordkeeping services.

The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG, including InterSecurities, Inc., World Group Securities, Inc., Transamerica Capital, Inc. and Transamerica Financial Advisors, Inc., all affiliates of Western Reserve. We will generally pay broker/dealers first year sales commissions in an amount up to 1% of premium payments. In addition, broker/dealers may receive commissions on an ongoing basis of up to 1% of the annuity value (excluding the fixed account) in each Contract year, starting at the end of the first quarter of the second Contract year, provided the Contract has an annuity value (excluding the fixed account) of $25,000 or more in the subaccounts. In addition, broker/dealers may receive bonuses based on production and persistency. These ongoing commissions are not deducted from premium payments. Certain production, persistency and managerial bonuses may also be paid. Subject to applicable federal and state laws and regulations, Western Reserve may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on sales of the Contracts, including other sales incentives, are not directly charged to Contract owners or the separate account.

We offer the Contracts on a continuous basis. We anticipate continuing the offering of the Contracts. However, we reserve the right to discontinue the offering at any time.

Non-Participating Contract

The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.

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Variations in Contract Provisions

Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not direct or transfer any money to the fixed account.

IMSA

We are a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-497-2900.

Legal Proceedings

Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG’s ability to perform under its principal underwriting agreement or on Western Reserve’s ability to meet its obligations under the Contract.

Financial Statements

The financial statements of Western Reserve and the separate account are included in the SAI.

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Definitions of Special Terms
The Contract — General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
Administration
Records and Reports
Distribution of the Contracts
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements
Appendix A – Guaranteed Minimum Income Benefit Rider Information

Inquiries and requests for an SAI should be directed to:

Western Reserve Life
Administrative Office
Attention: Annuity Department
P. O. Box 9051
Clearwater, Florida 33758-9051
1-800-851-9777
(Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time)

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values (“AUV”) and the number of accumulation units (“AU”) outstanding for each subaccount from the date of inception are shown in the following tables. The number of accumulation units combines the units outstanding as follows:

•	Three variable annuity contracts issued by Western Reserve with subaccount classes that deduct a 1.65% separate account annual expense; and

•	Two variable annuity contracts issued by Western Reserve with subaccount classes that deduct a 1.80% separate account annual expense.

Subaccounts with Separate Account Annual Expenses of 1.65%:

WRL TRANSAMERICA MONEY MARKET SUBACCOUNT
(Separate Account Annual Expenses — 1.65%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$10.046	2,500
12/31/2000	$10.046	$10.504	229,542
12/31/2001	$10.504	$10.743	718,980
12/31/2002	$10.743	$10.720	4,967,538

WRL AEGON BOND SUBACCOUNT
(Separate Account Annual Expenses — 1.65%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$9.979	2,500
12/31/2000	$9.979	$10.902	22,430
12/31/2001	$10.902	$11.590	238,484
12/31/2002	$11.590	$12.537	994.183

WRL JANUS GROWTH SUBACCOUNT
(Separate Account Annual Expenses — 1.65%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$10.870	2,500
12/31/2000	$10.870	$7.609	805,120
12/31/2001	$7.609	$5.373	1,339,819
12/31/2002	$5.373	$3.704	1,636,337

WRL JANUS GLOBAL SUBACCOUNT
(Separate Account Annual Expenses — 1.65%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$11.387	2,500
12/31/2000	$11.387	$9.250	376,015
12/31/2001	$9.250	$7.020	296,873
12/31/2002	$7.020	$5.108	229,432

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WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
(Separate Account Annual Expenses — 1.65%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) – 12/31/1999	$10.000	$10.316	2,500
12/31/2000	$10.316	$9.781	169,690
12/31/2001	$9.781	$9.411	276,203
12/31/2002	$9.411	$8.820	523,315

WRL VAN KAMPEN EMERGING GROWTH SUBACCOUNT
(Separate Account Annual Expenses — 1.65%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$12.108	2,500
12/31/2000	$12.108	$10.507	399,932
12/31/2001	$10.507	$6.901	640,021
12/31/2002	$6.901	$4.543	1,006,806

WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
(Separate Account Annual Expenses — 1.65%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$11.705	2,500
12/31/2000	$11.705	$7.918	273,591
12/31/2001	$7.918	$6.507	382,856
12/31/2002	$6.507	$4.199	661,263

WRL FEDERATED GROWTH & INCOME SUBACCOUNT
(Separate Account Annual Expenses — 1.65%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$10.074	2,500
12/31/2000	$10.074	$12.820	23,516
12/31/2001	$12.820	$14.590	254,830
12/31/2002	$14.590	$14.489	1,180,268

WRL TRANSAMERICA VALUE BALANCED SUBACCOUNT
(Separate Account Annual Expenses — 1.65%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$9.907	2,500
12/31/2000	$9.907	$11.440	21,737
12/31/2001	$11.440	$11.527	146,750
12/31/2002	$11.527	$9.771	486,783

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WRL PBHG/NWQ VALUE SELECT SUBACCOUNT
(Separate Account Annual Expenses — 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$10.421	2,500
12/31/2000	$10.421	$11.826	12,417
12/31/2001	$11.826	$11.423	113,496
12/31/2002	$11.423	$9.639	572,432

WRL AMERICAN CENTURY INTERNATIONAL SUBACCOUNT
(Separate Account Annual Expenses — 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) – 12/31/1999	$10.000	$11.124	2,500
12/31/2000	$11.124	$9.316	29,298
12/31/2001	$9.316	$7.015	70,637
12/31/2002	$7.015	$5.439	247,627

WRL GE U.S. EQUITY SUBACCOUNT
(Separate Account Annual Expenses — 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) – 12/31/1999	$10.000	$10.424	2,500
12/31/2000	$10.424	$10.189	86,240
12/31/2001	$10.189	$9.132	159,666
12/31/2002	$9.132	$7.204	312,952

WRL THIRD AVENUE VALUE SUBACCOUNT
(Separate Account Annual Expenses — 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) – 12/31/1999	$10.000	$10.660	2,500
12/31/2000	$10.660	$14.226	38,952
12/31/2001	$14.226	$14.857	142,077
12/31/2002	$14.857	$12.879	786,581

WRL CLARION REAL ESTATE SECURITIES SUBACCOUNT
(Separate Account Annual Expenses — 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) – 12/31/1999	$10.000	$10.398	2,500
12/31/2000	$10.398	$13.278	9,648
12/31/2001	$13.278	$14.505	38,072
12/31/2002	$14.505	$14.781	297,623

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WRL MARSICO GROWTH SUBACCOUNT
(Separate Account Annual Expenses — 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) – 12/31/1999	$10.000	$10.731	2,500
12/31/2000	$10.731	$9.724	28,596
12/31/2001	$9.724	$8.216	76,359
12/31/2002	$8.216	$5.982	580,026

WRL MUNDER NET50 SUBACCOUNT
(Separate Account Annual Expenses — 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) – 12/31/1999	$10.000	$10.891	2,500
12/31/2000	$10.891	$10.701	8,950
12/31/2001	$10.701	$7.850	25,645
12/31/2002	$7.850	$4.755	201,192

WRL T. ROWE PRICE EQUITY INCOME SUBACCOUNT
(Separate Account Annual Expenses — 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) – 12/31/1999	$10.000	$9.872	2,500
12/31/2000	$9.872	$10.686	24,303
12/31/2001	$10.686	$10.073	146,253
12/31/2002	$10.073	$8.043	374,670

WRL T. ROWE PRICE SMALL CAP SUBACCOUNT
(Separate Account Annual Expenses — 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) – 12/31/1999	$10.000	$11.398	2,500
12/31/2000	$11.398	$10.280	40,359
12/31/2001	$10.280	$9.129	79,312
12/31/2002	$9.129	$6.524	552,363

WRL SALOMON ALL CAP SUBACCOUNT
(Separate Account Annual Expenses — 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) – 12/31/1999	$10.000	$10.459	2,500
12/31/2000	$10.459	$12.189	92,443
12/31/2001	$12.189	$12.240	303,708
12/31/2002	$12.240	$9.064	681,049

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WRL PBHG MID CAP GROWTH SUBACCOUNT
(Separate Account Annual Expenses — 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) – 12/31/1999	$10.000	$12.092	2,500
12/31/2000	$12.092	$10.198	175,266
12/31/2001	$10.198	$6.427	245,469
12/31/2002	$6.427	$4.527	337,937

WRL DREYFUS MID CAP SUBACCOUNT
(Separate Account Annual Expenses — 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$10.510	2,500
12/31/2000	$10.510	$11.692	25,081
12/31/2001	$11.692	$11.047	48,400
12/31/2002	$11.047	$9.484	375,487

WRL VALUE LINE AGGRESSIVE GROWTH SUBACCOUNT(2)

(Separate Account Annual Expenses — 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2000(1) - 12/31/2000	$10.000	$8.930	12,812
12/31/2001	$8.930	$7.869	17,981
12/31/2002	$7.869	$5.961	76,171

WRL GREAT COMPANIES - AMERICASM SUBACCOUNT
(Separate Account Annual Expenses — 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2000(1) - 12/31/2000	$10.000	$11.254	269,727
12/31/2001	$11.254	$9.720	1,557,517
12/31/2002	$9.720	$7.583	2,533,016

WRL GREAT COMPANIES - TECHNOLOGYSM SUBACCOUNT
(Separate Account Annual Expenses — 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2000(1) - 12/31/2000	$10.000	$6.665	43,286
12/31/2001	$6.665	$4.134	405,484
12/31/2002	$4.134	$2.516	1,098,789

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WRL GREAT COMPANIES — GLOBAL[2] SUBACCOUNT
(Separate Account Annual Expenses — 1.65%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

09/01/2000(1) - 12/31/2000	$10.000	$8.493	19,454
12/31/2001	$8.493	$6.948	158,488
12/31/2002	$6.948	$5.364	573,117

WRL GABELLI GLOBAL GROWTH SUBACCOUNT(3) [MERGED WITH AMERICAN CENTURY INTERNATIONAL]
(Separate Account Annual Expenses — 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

09/01/2000(1) - 12/31/2000	$10.000	$9.050	30,540
12/31/2001	$9.050	$8.002	240,754
12/31/2002	$8.002	$6.588	699,174

WRL LKCM CAPITAL GROWTH SUBACCOUNT(4) [MERGED WITH TRANSAMERICA EQUITY]
(Separate Account Annual Expenses — 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

12/01/2000(1) - 12/31/2000	$10.000	$11.175	13,250
12/31/2001	$11.175	$6.705	47,215
12/31/2002	$6.705	$2.959	388,604

WRL ASSET ALLOCATION - CONSERVATIVE SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$8.990	1,431,241

WRL ASSET ALLOCATION – MODERATE SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$8.713	2,960,437

WRL ASSET ALLOCATION – MODERATE GROWTH SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$8.426	2,402,764

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WRL ASSET ALLOCATION – GROWTH SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$8.080	1,141,782

WRL PIMCO TOTAL RETURN SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$10.503	607,454

WRL TRANSAMERICA CONVERTIBLE SECURITIES SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$9.217	65,195

WRL JANUS BALANCED SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$9.385	302,866

WRL TRANSAMERICA EQUITY SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$8.487	465,953

WRL TRANSAMERICA GROWTH OPPORTUNITIES SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$7.876	93,609

WRL TRANSAMERICA U.S. GOVERNMENT SECURITIES SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$10.412	228,606

44

WRL J.P. MORGAN ENHANCED INDEX SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$8.074	82,481

WRL CAPITAL GUARDIAN VALUE SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$7.870	364,020

WRL CAPITAL GUARDIAN U.S. EQUITY SUBACCOUNT
(Separate Account Annual Expenses – 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$7.996	89,316

VIP GROWTH OPPORTUNITIES SUBACCOUNT(5)
(Separate Account Annual Expenses — 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2000(1) - 12/31/2000	$10.000	$8.521	15,086
12/31/2001	$8.521	$7.154	40,077
12/31/2002	$7.154	$8.307	458,566

VIP CONTRAFUND® SUBACCOUNT(5)
(Separate Account Annual Expenses — 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2000(1) - 12/31/2000	$10.000	$9.337	43,831
12/31/2001	$9.337	$8.039	75,791
12/31/2002	$8.039	$7.148	372,631

VIP EQUITY-INCOME SUBACCOUNT(5)
(Separate Account Annual Expenses — 1.65%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2000(1) - 12/31/2000	$10.000	$10.935	10,866
12/31/2001	$10.935	$10.194	120,903
12/31/2002	$10.194	$5.488	157,358

45

Subaccounts with Separate Account Annual Expenses of 1.80%:

WRL TRANSAMERICA MONEY MARKET SUBACCOUNT
(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$10.046	2,500
12/31/2000	$10.046	$10.511	53,170
12/31/2001	$10.511	$10.735	50,611
12/31/2002	$10.735	$10.696	190,253

WRL AEGON BOND SUBACCOUNT
(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$9.979	2,500
12/31/2000	$9.979	$10.910	2,975
12/31/2001	$10.910	$11.580	3,052
12/31/2002	$11.580	$12.508	117,323

WRL JANUS GROWTH SUBACCOUNT
(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$10.870	2,500
12/31/2000	$10.870	$7.615	110,958
12/31/2001	$7.615	$5.369	112,308
12/31/2002	$5.369	$3.695	161,387

WRL JANUS GLOBAL SUBACCOUNT
(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$11.387	2,500
12/31/2000	$11.387	$9.257	43,471
12/31/2001	$9.257	$7.014	33,915
12/31/2002	$7.014	$5.096	40,915

46

WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$10.316	2,500
12/31/2000	$10.316	$9.788	21,038
12/31/2001	$9.788	$9.403	18,699
12/31/2002	$9.403	$8.261	39,161

WRL VAN KAMPEN EMERGING GROWTH SUBACCOUNT
(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$12.108	2,500
12/31/2000	$12.108	$10.514	76,808
12/31/2001	$10.514	$6.895	71,139
12/31/2002	$6.895	$4.533	98,030

WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$11.705	2,500
12/31/2000	$11.705	$7.924	50,394
12/31/2001	$7.924	$6.502	47,228
12/31/2002	$6.502	$4.189	117,658

WRL FEDERATED GROWTH & INCOME SUBACCOUNT
(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$10.074	2,500
12/31/2000	$10.074	$12.829	3,289
12/31/2001	$12.829	$14.578	3,120
12/31/2002	$14.578	$14.456	80,481

WRL TRANSAMERICA VALUE BALANCED SUBACCOUNT
(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$9.907	2,500
12/31/2000	$9.907	$11.448	3,348
12/31/2001	$11.448	$11.520	2,087
12/31/2002	$11.520	$9.750	31,119

47

WRL PBHG/NWQ VALUE SELECT SUBACCOUNT
(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$10.421	2,500
12/31/2000	$10.421	$11.835	7,074
12/31/2001	$11.835	$11.414	6,048
12/31/2002	$11.414	$9.617	39,831

WRL AMERICAN CENTURY INTERNATIONAL SUBACCOUNT
(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$11.124	2,500
12/31/2000	$11.124	$9.323	16,940
12/31/2001	$9.323	$7.010	21,439
12/31/2002	$7.010	$5.426	22,526

WRL GE U.S. EQUITY SUBACCOUNT
(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$10.424	2,500
12/31/2000	$10.424	$10.196	34,608
12/31/2001	$10.196	$9.125	64,032
12/31/2002	$9.125	$7.188	116,298

WRL THIRD AVENUE VALUE SUBACCOUNT
(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$10.660	2,500
12/31/2000	$10.660	$14.237	5,147
12/31/2001	$14.237	$14.845	7,264
12/31/2002	$14.845	$12.850	40,099

WRL CLARION REAL ESTATE SECURITIES SUBACCOUNT
(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$10.398	2,500
12/31/2000	$10.398	$13.288	9,873
12/31/2001	$13.288	$14.494	10,890
12/31/2002	$14.494	$14.747	28,125

48

WRL MARSICO GROWTH SUBACCOUNT

(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$10.731	2,500
12/31/2000	$10.731	$9.731	10,055
12/31/2001	$9.731	$8.210	10,767
12/31/2002	$8.210	$5.968	33,251

WRL MUNDER NET50 SUBACCOUNT
(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$10.891	2,500
12/31/2000	$10.891	$10.709	7,032
12/31/2001	$10.709	$7.844	7,774
12/31/2002	$7.844	$4.744	7,646

WRL T. ROWE PRICE EQUITY INCOME SUBACCOUNT

(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$9.872	2,500
12/31/2000	$9.872	$10.693	3,708
12/31/2001	$10.693	$10.065	4,598
12/31/2002	$10.065	$8.025	12,407

WRL T. ROWE PRICE SMALL CAP SUBACCOUNT
(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$11.398	2,500
12/31/2000	$11.398	$10.287	2,500
12/31/2001	$10.287	$9.122	2,688
12/31/2002	$9.122	$6.509	39,54

WRL SALOMON ALL CAP SUBACCOUNT
(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$10.459	2,500
12/31/2000	$10.459	$12.198	28,958
12/31/2001	$12.198	$12.230	32,735
12/31/2002	$12.230	$9.043	84,970

49

WRL PBHG MID CAP GROWTH SUBACCOUNT
(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$12.092	2,500
12/31/2000	$12.092	$10.205	34,736
12/31/2001	$10.205	$6.422	41,104
12/31/2002	$6.422	$4.516	50,589

WRL DREYFUS MID CAP SUBACCOUNT
(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

11/29/1999(1) - 12/31/1999	$10.000	$10.510	2,500
12/31/2000	$10.510	$11.700	3,006
12/31/2001	$11.700	$11.038	3,067
12/31/2002	$11.038	$9.462	25,298

WRL VALUE LINE AGGRESSIVE GROWTH SUBACCOUNT(2)
[MERGED WITH ALGER AGGRESSIVE GROWTH]

(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2000(1) - 12/31/2000	$10.000	$8.921	3,071
12/31/2001	$8.921	$7.850	8,678
12/31/2002	$7.850	$5.937	9,017

WRL GREAT COMPANIES - AMERICASM SUBACCOUNT
(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2000(1) - 12/31/2000	$10.000	$11.243	36,895
12/31/2001	$11.243	$9.695	33,268
12/31/2002	$9.695	$7.552	111,918

50

WRL GREAT COMPANIES — TECHNOLOGYSM SUBACCOUNT
(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2000(1) - 12/31/2000	$10.000	$6.659	19,807
12/31/2001	$6.659	$4.123	27,506
12/31/2002	$4.123	$2.506	71,728

WRL GREAT COMPANIES - GLOBAL[2]SUBACCOUNT
(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

09/01/2000(1) - 12/31/2000	$10.000	$8.489	2,500
12/31/2001	$8.489	$6.934	2,500
12/31/2002	$6.934	$5.345	29,951

WRL GABELLI GLOBAL GROWTH SUBACCOUNT(3)

[MERGED WITH AMERICAN CENTURY INTERNATIONAL]

(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

09/01/2000(1) - 12/31/2000	$10.000	$9.040	20,269
12/31/2001	$9.040	$7.980	13,670
12/31/2002	$7.980	$6.560	50,717

WRL LKCM CAPITAL GROWTH SUBACCOUNT(4)

[MERGED WITH TRANSAMERICA EQUITY]

(Separate Account Annual Expenses — 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

12/01/2000(1) - 12/31/2000	$10.000	$11.174	12,500
12/31/2001	$11.174	$6.694	12,500
12/31/2002	$6.694	$2.950	32,525

WRL ASSET ALLOCATION - CONSERVATIVE SUBACCOUNT
(Separate Account Annual Expenses – 1.80%)

			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$8.981	605,861

51

WRL ASSET ALLOCATION – MODERATE SUBACCOUNT
(Separate Account Annual Expenses – 1.80%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$8.704	485,944

WRL ASSET ALLOCATION – MODERATE GROWTH SUBACCOUNT
(Separate Account Annual Expenses – 1.80%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$8.418	580,194

WRL ASSET ALLOCATION – GROWTH SUBACCOUNT
(Separate Account Annual Expenses – 1.80%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$8.072	129,968

WRL PIMCO TOTAL RETURN SUBACCOUNT
(Separate Account Annual Expenses – 1.80%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$10.492	84,388

WRL TRANSAMERICA CONVERTIBLE SECURITIES SUBACCOUNT
(Separate Account Annual Expenses – 1.80%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$9.376	52,098

WRL JANUS BALANCED SUBACCOUNT
(Separate Account Annual Expenses – 1.80%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$9.208	4,540

WRL TRANSAMERICA EQUITY SUBACCOUNT
(Separate Account Annual Expenses – 1.80%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$8.479	30,023

52

WRL TRANSAMERICA GROWTH OPPORTUNITIES SUBACCOUNT
(Separate Account Annual Expenses – 1.80%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$7.868	11,692

WRL TRANSAMERICA U.S. GOVERNMENT SECURITIES SUBACCOUNT
(Separate Account Annual Expenses – 1.80%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$10.402	29,713

WRL J.P. MORGAN ENHANCED INDEX SUBACCOUNT
(Separate Account Annual Expenses – 1.80%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$8.065	3,117

WRL CAPITAL GUARDIAN VALUE SUBACCOUNT
(Separate Account Annual Expenses – 1.80%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$7.862	73,217

WRL CAPITAL GUARDIAN U.S. EQUITY SUBACCOUNT
(Separate Account Annual Expenses – 1.80%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2002(1) – 12/31/2002	$10.000	$7.988	11,543

FIDELITY VIP GROWTH OPPORTUNITIES SUBACCOUNT(5)
(Separate Account Annual Expenses — 1.80%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2000(1) - 12/31/2000	$10.000	$8.512	4,679
12/31/2001	$8.512	$7.136	4,617
12/31/2002	$7.136	$8.274	8,714

53

FIDELITY VIP CONTRAFUND® SUBACCOUNT(5)
(Separate Account Annual Expenses — 1.80%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2000(1) - 12/31/2000	$10.000	$9.327	8,548
12/31/2001	$9.327	$8.018	9,990
12/31/2002	$8.018	$7.119	34,828

FIDELITY VIP EQUITY-INCOME SUBACCOUNT(5)
(Separate Account Annual Expenses — 1.80%)
			Number of AU
	AUV at Beginning	AUV at End of	Outstanding at
	of Period	Period	End of Period

05/01/2000(1) - 12/31/2000	$10.000	$10.924	3,573
12/31/2001	$10.924	$10.169	3,778
12/31/2002	$10.169	$5.466	8,774

(1)	Commencement of operations of these subaccounts.

(2)	As of April 30, 2003, WRL Value Line Aggressive Growth subaccount merged into WRL Alger Aggressive Growth Balanced subaccount. AUV figures for the WRL Value Line Aggressive Growth subaccount for dates after April 26, 2002, will reflect the values for the WRL Alger Aggressive Growth Balanced subaccount.

(3)	As of April 30, 2003, WRL Gabelli Global; Growth subaccount merged into WRL American Century International subaccount. AUV figures for the WRL Gabelli Global Growth subaccount for dates after April 26, 2002, will reflect values for the WRL American Century International subaccount

(4)	As of April 30, 2003, WRL LKCM Capital Growth subaccount merged into WRL Transamerica Equity subaccount. AUV figures for the WRL LKCM Capital Growth subaccount for dates after April 30, 2003, will reflect values for the WRL Transamerica Equity subaccount.

(5)	These portfolios are available for investment only to Contract owners who purchased the Contract before May 1, 2003.

Because the MFS High Yield portfolio, Access U.S. Government Money Market Portfolio, Foxhall Opportunity Growth Portfolio, Potomac Dow 30 Plus Portfolio, Potomac OTC Plus Portfolio and Wells S&P REIT Index Portfolio did not commence operations until May 1, 2003, there is no condensed financial information for these subaccounts for the year ended December 31, 2002.

54

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standardized Performance Data

We may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.

WRL Transamerica Money Market Subaccount. The yield of the WRL Transamerica Money Market subaccount is the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period, not including capital changes or income other than investment income, is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but we assume that the income earned is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven days ended December 31, 2002, the yield of the WRL Transamerica Money Market subaccount was (0.51)% and the effective yield was (0.51)%, assuming selection of the standard death benefit.

Other Subaccounts. The yield of a subaccount, other than the WRL Transamerica Money Market subaccount, refers to the annualized income generated by an investment in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount assumes that an investment has been held in a subaccount for various periods of time including a period measured from the date the first subaccount investing in the underlying portfolios began operations. When the first subaccount investing in the underlying portfolios has been in operation for 1, 5, and 10 years, the total return for these periods will be provided, adjusted to reflect current subaccount charges. The total return quotations will represent the average annual compounded rates of return of investment of $1,000 in the subaccount as of the last day of each period. We do not show performance for subaccounts in operation for less than 6 months.

The yield and total return calculations for a subaccount are not reduced by any premium taxes. For additional information regarding yields and total returns, please refer to the SAI.

Based on the method of calculation described in the SAI, the standardized average annual total returns of the subaccounts for periods from inception of the subaccounts investing in the underlying portfolios to December 31, 2002 and for the one, five and ten year periods ended December 31, 2002 are shown in Tables 1 and 2 below. Although the Contract and the subaccounts did not exist during the periods shown in Tables 1 and 2, the returns of the subaccounts shown have been adjusted to reflect current charges imposed under the Contract during the accumulation period. Total returns shown in Table 1 reflect deductions of 1.25% for the mortality and expense risk charge for the standard death benefit, 0.40% for the administrative charge and $30 for the annual Contract charge (based on an average Contract size annuity value of $30,287, the annual Contract charge translates into a charge of 0.10%). Total returns shown in Table 2 reflect the standardized total returns of Table 1, adjusted to reflect 1.40% for the mortality and expense risk charge (assuming selection of the annual compounding death benefit or annual step-up death benefit), 0.40% for the administrative charge, and $30 for the annual Contract charge. The optional Additional Earnings Rider charge of 0.35% of annuity value has not been deducted. Total returns would be less if these charges were reflected. Charges deducted after the maturity date are not reflected in Tables 1 or 2.

55

TABLE 1
Standardized Average Annual Total Returns of the Subaccounts
(Assumes Selection of Standard Death Benefit Without
Additional Earnings Rider)
(Total Separate Account Annual Expenses: 1.65%)

	1 Year	5 Years	10 Years	Inception of the	Subaccount
	Ended	Ended	Ended	Subaccount to	Inception
Subaccount	12/31/2002	12/31/2002	12/31/2002	12/31/2002(2)	Date(2)

WRL Transamerica Money Market(1)	(0.31)%	2.52%	2.53%	2.95%	02/24/1989
WRL AEGON Bond	8.07%	5.08%	5.23%	6.50%	02/24/1989
WRL Janus Growth	(31.14)%	(2.97)%	4.36%	8.68%	02/24/1989
WRL Janus Global	(27.31)%	(0.83)%	8.31%	8.40%	12/03/1992
WRL LKCM Strategic Total Return	(12.11)%	(1.06)%	N/A	5.67%	03/01/1993
WRL Van Kampen Emerging Growth	(34.22)%	0.32%	N/A	8.79%	03/01/1993
WRL Alger Aggressive Growth(3)	(35.53)%	(2.82)%	N/A	4.84%	03/01/1994
WRL Federated Growth & Income	(0.79)%	6.36%	N/A	8.88%	03/01/1994
WRL Transamerica Value Balanced	(15.32)%	(0.63)%	N/A	4.97%	01/03/1995
WRL PBHG/NWQ Value Select	(15.70)%	(1.78)%	N/A	3.48%	05/01/1996
WRL American Century International(4)	(22.55)%	(7.90)%	N/A	(5.78)%	01/02/1997
WRL GE U.S. Equity	(21.19)%	(0.68)%	N/A	3.18%	01/02/1997
WRL Third Avenue Value	(13.40)%	N/A	N/A	4.60%	01/02/1998
WRL Clarion Real Estate Securities	1.80%	N/A	N/A	2.55%	05/01/1998
WRL Marsico Growth	(27.27)%	N/A	N/A	(11.30)%	05/03/1999
WRL Munder Net50	(39.49)%	N/A	N/A	(41.34)%	05/03/1999
WRL T. Rowe Price Equity Income	(20.23)%	N/A	N/A	(7.81)%	05/03/1999
WRL T. Rowe Price Small Cap	(28.61)%	N/A	N/A	(6.56)%	05/03/1999
WRL Salomon All Cap	(26.02)%	N/A	N/A	(0.40)%	05/03/1999
WRL PBHG Mid Cap	(29.64)%	N/A	N/A	(10.89)%	05/03/1999
WRL Dreyfus Mid Cap	(14.24)%	N/A	N/A	(1.34)%	05/03/1999
WRL Great Companies — AmericaSM	(22.07)%	N/A	N/A	(9.95)%	05/01/2000
WRL Great Companies — TechnologySM	(39.19)%	N/A	N/A	(40.47)%	05/01/2000
WRL Great Companies — Global[2]	(22.87)%	N/A	N/A	(23.55)%	09/01/2000
WRL Asset Allocation – Conservative Portfolio	N/A	N/A	N/A	N/A	05/01/2002
WRL Asset Allocation – Moderate Portfolio	N/A	N/A	N/A	N/A	05/01/2002
WRL Asset Allocation – Moderate Growth Portfolio	N/A	N/A	N/A	N/A	05/01/2002
WRL Asset Allocation – Growth Portfolio	N/A	N/A	N/A	N/A	05/01/2002
WRL PIMCO Total Return	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica Convertible Securities	N/A	N/A	N/A	N/A	05/01/2002
WRL Janus Balanced	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica Equity(5)	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica Growth Opportunities	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica U.S. Government Securities	N/A	N/A	N/A	N/A	05/01/2002
WRL J.P. Morgan Enhanced Index	N/A	N/A	N/A	N/A	05/01/2002
WRL Capital Guardian Value	N/A	N/A	N/A	N/A	05/01/2002
WRL Capital Guardian U.S. Equity	N/A	N/A	N/A	N/A	05/01/2002
MFS High Yield	N/A	N/A	N/A	N/A	05/01/2003
Fidelity VIP Growth Opportunities Portfolio(6)	(23.36)%	N/A	N/A	(20.23)%	05/01/2000
Fidelity VIP Contrafund® Portfolio(6)	(11.17)%	N/A	N/A	(11.92)%	05/01/2000
Fidelity VIP Equity-Income Portfolio(6)	(18.59)%	N/A	N/A	(6.81)%	05/01/2000
Access U.S. Government Money Market Portfolio	N/A	N/A	N/A	N/A	05/01/2003
Foxhall Opportunity Growth Portfolio	N/A	N/A	N/A	N/A	05/01/2003
Potomac Dow 30 Plus Portfolio	N/A	N/A	N/A	N/A	05/01/2003
Potomac OTC Plus Portfolio	N/A	N/A	N/A	N/A	05/01/2003
Wells S&P REIT Index Portfolio	N/A	N/A	N/A	N/A	05/01/2003

(1)	Yield more closely reflects the current earnings of the WRL Transamerica Money Market subaccount than its total return. An investment in the WRL Transamerica Money Market subaccount is not insured or guaranteed by the FDIC. While this subaccount seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.

(2)	Refers to the date when the separate account first invested in the underlying portfolios.

(3)	As of April 30, 2003, the Value Line Aggressive Growth portfolio merged into the Alger Aggressive Growth portfolio.

(4)	As of April 30, 2003, the Gabelli Global Growth portfolio merged into the American Century International portfolio.

(5)	As of April 30, 2003, the LKCM Capital Growth portfolio merged into the Transamerica Equity portfolio.

(6)	These portfolios are available for investment only to Contract owners who purchased the Contract before May 1, 2003.

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TABLE 2
Standardized Average Annual Total Returns of the Subaccounts
(Assumes Selection of Compounding/Annual Step-Up Death Benefit

Without Additional Earnings Rider)
(Total Separate Account Annual Expenses: 1.80%)

	1 Year	5 Years	10 Years	Inception of the	Subaccount
	Ended	Ended	Ended	Subaccount to	Inception
Subaccount	12/31/2002	12/31/2002	12/31/2002	12/31/2002(2)	Date(2)

WRL Transamerica Money Market(1)	(0.46)%	2.36%	2.37%	2.80%	02/24/1989
WRL AEGON Bond	7.90%	4.92%	5.07%	6.34%	02/24/1989
WRL Janus Growth	(31.24)%	(3.11)%	4.21%	8.52%	02/24/1989
WRL Janus Global	(27.42)%	(0.98)%	8.14%	8.23%	12/03/1992
WRL LKCM Strategic Total Return	(12.24)%	(1.21)%	N/A	5.51%	03/01/1993
WRL Van Kampen Emerging Growth	(34.32)%	0.17%	N/A	8.63%	03/01/1993
WRL Alger Aggressive Growth(3)	(35.63)%	(2.97)%	N/A	4.68%	03/01/1994
WRL Federated Growth & Income	(0.94)%	6.20%	N/A	8.72%	03/01/1994
WRL Transamerica Value Balanced	(15.45)%	(0.77)%	N/A	4.81%	01/03/1995
WRL PBHG/NWQ Value Select	(15.83)%	(1.93)%	N/A	3.32%	05/01/1996
WRL American Century International(4)	(22.67)%	(8.04)%	N/A	(5.92)%	01/02/1997
WRL GE U.S. Equity	(21.31)%	(0.83)%	N/A	3.02%	01/02/1997
WRL Third Avenue Value	(13.53)%	N/A	N/A	4.45%	01/02/1998
WRL Clarion Real Estate Securities	1.65%	N/A	N/A	2.40%	05/01/1998
WRL Marsico Growth	(27.38)%	N/A	N/A	(11.44)%	05/03/1999
WRL Munder Net50	(39.58)%	N/A	N/A	(41.43)%	05/03/1999
WRL T. Rowe Price Equity Income	(20.35)%	N/A	N/A	(7.95)%	05/03/1999
WRL T. Rowe Price Small Cap	(28.72)%	N/A	N/A	(6.70)%	05/03/1999
WRL Salomon All Cap	(26.13)%	N/A	N/A	(0.55)%	05/03/1999
WRL PBHG Mid Cap Growth	(29.74)%	N/A	N/A	(11.02)%	05/03/1999
WRL Dreyfus Mid Cap	(14.36)%	N/A	N/A	(1.49)%	05/03/1999
WRL Great Companies — AmericaSM	(22.18)%	N/A	N/A	(10.08)%	05/01/2000
WRL Great Companies — TechnologySM	(39.28)%	N/A	N/A	(40.55)%	05/01/2000
WRL Great Companies — Global[2]	(22.99)%	N/A	N/A	(23.66)%	05/01/2000
WRL Asset Allocation – Conservative Portfolio	N/A	N/A	N/A	N/A	09/01/2000
WRL Asset Allocation – Moderate Portfolio	N/A	N/A	N/A	N/A	09/01/2000
WRL Asset Allocation – Moderate Growth Portfolio	N/A	N/A	N/A	N/A	12/01/2000
WRL Asset Allocation – Growth Portfolio	N/A	N/A	N/A	N/A	05/01/2002
WRL PIMCO Total Return	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica Convertible Securities	N/A	N/A	N/A	N/A	05/01/2002
WRL Janus Balanced	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica Equity(5)	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica Growth Opportunities	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica U.S. Government Securities	N/A	N/A	N/A	N/A	05/01/2002
WRL J.P. Morgan Enhanced Index	N/A	N/A	N/A	N/A	05/01/2002
WRL Capital Guardian Value	N/A	N/A	N/A	N/A	05/01/2002
WRL Capital Guardian U.S. Equity	N/A	N/A	N/A	N/A	05/01/2002
MFS High Yield	N/A	N/A	N/A	N/A	05/01/2003
Fidelity VIP Growth Opportunities Portfolio(6)	(23.48)%	N/A	N/A	(20.35)%	05/01/2002
Fidelity VIP Contrafund® Portfolio(6)	(11.31)%	N/A	N/A	(12.06)%	05/01/2002
Fidelity VIP Equity-Income Portfolio(6)	(18.71)%	N/A	N/A	(6.95)%	05/01/2002
Access U.S. Government Money Market Portfolio	N/A	N/A	N/A	N/A	05/01/2003
Foxhall Opportunity Growth Portfolio	N/A	N/A	N/A	N/A	05/01/2003
Potomac Dow 30 Plus Portfolio	N/A	N/A	N/A	N/A	05/01/2003
Potomac OTC Plus Portfolio	N/A	N/A	N/A	N/A	05/01/2003
Wells S&P REIT Index Portfolio	N/A	N/A	N/A	N/A	05/01/2003

(1)	Yield more closely reflects the current earnings of the WRL Transamerica Money Market subaccount than its total return. An investment in the WRL Transamerica Money Market subaccount is not insured or guaranteed by the FDIC. While this subaccount seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.

(2)	Refers to the date when the separate account first invested in the underlying portfolios.

(3)	As of April 30, 2003, the Value Line Aggressive Growth portfolio merged into the Alger Aggressive Growth portfolio.

(4)	As of April 30, 2003, the Gabelli Global Growth portfolio merged into the American Century International portfolio.

(5)	As of April 30, 2003, the LKCM Capital Growth portfolio merged into the Transamerica Equity portfolio.

(6)	These portfolios are available for investment only to Contract owners who purchased the Contract before May 1, 2003.

57

Non-Standardized Performance Data

In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

We may from time to time also disclose average annual total return or other performance data in non-standardized formats for the subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or annuity payments.

All non-standardized performance data will be advertised only if the standardized performance data as shown in Tables 1 and 2 is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

Adjusted Historical Portfolio Performance Data

We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance would include data that precedes the inception dates of the subaccounts investing in the underlying portfolios. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio’s performance. This data assumes that the subaccounts available under the Contract were in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Contract. The charge for the optional Additional Earnings Rider — 0.35% of annuity value — will not be deducted. This data is not intended to indicate future performance.

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APPENDIX C

Guaranteed Minimum Income Benefit Rider Information

The section applies only if you already have added the Guaranteed Minimum Income Benefit Rider to your Contract, as this rider is no longer for sale. If you already have this rider, please read this section carefully in conjunction with the prospectus. You may upgrade the rider in accordance with the terms and conditions set forth in your rider and the information provided below.

Certain provisions of the rider may vary, depending on the rider you purchased. Your rider may also vary from the provisions below in order to comply with different state laws. The discussions below describes the GMIB02 rider. Please refer to the chart at the end of this appendix and your rider if you have purchased the GMIB01 rider and for details.

ANNUITY CONTRACT FEE TABLE WITH GUARANTEED MINIMUM INCOME BENEFIT RIDER

The following table supplements the Annuity Contract Fee Table in the prospectus and shows the annual charges that you will pay if you own the Contract with a Guaranteed Minimum Income Benefit Rider.

Periodic Charges other than Portfolio Expenses

Separate Account Annual Expenses (as a % of average separate account value during the accumulation period)

Under Standard Death Benefit:
Mortality and Expense Risk Charge(1)	1.25%
Administrative Charge(1)	0.40%

Total Separate Account Annual Expenses	1.65%
With Compounding/Annual Step-Up Death Benefit Added:
Mortality and Expense Risk Charge(1)	1.40%
Administrative Charge(1)	0.40%

Total Separate Account Annual Expenses	1.80%
Annual Charges for Optional Riders:
Guaranteed Minimum Income Benefit Rider Charge during the accumulation period(2)	0.45%
Guaranteed Minimum Income Benefit Rider Charge after Upgrade:
Current	0.45%
Maximum Guaranteed	0.50%

(1)	If you have the Guaranteed Minimum Income Benefit Rider, and you choose to annuitize under a variable annuity payment option of the rider, then we will impose a guaranteed minimum payment fee equal to an annual rate of 1.10% of the daily net asset values in the subaccounts, in addition to the separate account annuitization charge of 1.40% annually that is set on the date you annuitize under the rider.

(2)	If you have the Guaranteed Minimum Income Benefit Rider, or you upgrade the rider, we will impose during the accumulation period an annual rider charge equal to 0.45% of the minimum annuitization value on each rider anniversary and pro rata on the termination date of the rider (which includes upgrades of the minimum annuitization value and Contract surrender). If you choose to upgrade the rider, the charge for the rider after the upgrade is currently 0.45%, but we reserve the right to increase the rider charge after upgrade to 0.50%. Once the rider is issued, the rider charge will not change. Keep in mind that the current rider charge (0.45%) may be higher if you upgrade the rider at a later date because we may increase the rider charge after upgrade up to the maximum (0.50)%. We deduct the rider charge from the fixed account and from each subaccount in proportion to the amount of the annuity value in each account. If the annuity value on any rider anniversary exceeds the rider charge threshold (guaranteed 2.0) times the minimum annuitization value, we will waive the rider charge otherwise payable on that rider anniversary. This rider is not available in all states. If you later choose to annuitize under a variable annuity payment option of this rider, we will impose a guaranteed minimum payment fee equal to an annual rate of 1.10% of the daily net asset values in the subaccounts. This charge is assessed in addition to the separate account annuitization charge of 1.40% annually that is set on the date you annuitize under the rider. We may change the guaranteed minimum payment fee in the future if you choose to upgrade the minimum annuitization value, or for future issues of the rider, but it will never be greater than 2.10%.

Example of Maximum Charges with the Guaranteed Minimum Income Benefit Rider

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the maximum costs of investing in the Contract, including Contract owner transaction expenses, the annual Contract charge, separate account charges (assuming the compounding/annual step-up death benefit has been added), the maximum charges for optional riders (the Additional Earning Rider and the Guaranteed Minimum Income Benefit Rider), and maximum Annual Portfolio Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year.

59

(1)  If you surrender, annuitize*, or remain invested, the Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$460	$1,402	$2,373	$4,936

*     You cannot annuitize your Contract before your Contract’s fifth anniversary. If you have the Guaranteed Minimum Income Benefit Rider and you annuitize under the rider, you may annuitize on any rider anniversary. However, if you annuitize under the rider before the rider (or an upgrade of the rider) has been in force for 10 years, your annuity payments will be reduced, and certain other limitations apply.

The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The annual Contract charge of $30 is reflected as an annual charge of 0.10% that is determined by dividing the total annual Contract charges collected during 2002 by total average net assets attributable to the Contract during 2002. Different fees and expenses not reflected in the Example may be assessed after you annuitize under a variable annuity payout option.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

Guaranteed Minimum Income Benefit Rider

If you have this rider, it assures you of a minimum level of income in the future by guaranteeing a “minimum annuitization value.” If you annuitize under this rider, you are guaranteed a future minimum level of income under the rider’s fixed or variable payment options based on the minimum annuitization value, regardless of the performance of the underlying investment portfolios. We may restrict the subaccounts to which you may allocate premium payments or transfer annuity value. Any such restriction will not affect the allocations you made before we put the restriction in place.)

You can annuitize under the rider (subject to the conditions described below) using the greater of the annuity value or the minimum annuitization value. If you annuitize under the rider before the 10th rider anniversary, the following restrictions will apply:

•	you may not annuitize under the Term Certain fixed annuity payment option;

•	we will adjust the age(s) we use to determine the applicable annuity factors by adjusting them down by one year for each complete year that the rider is short of being in force for 10 years at the time you annuitize. This will reduce the amount of your annuity payments.

See Annuity Payment Options Under the Rider below, Annuity Factor Age Adjustment below and the SAI for more information.

Minimum Annuitization Value. The minimum annuitization value is:

•	the annuity value on the date the rider was issued, plus

•	any additional premiums paid after the rider was issued, minus

•	an adjustment for any partial surrenders made after the date the rider was issued,

•	accumulated at the annual growth rate, minus

•	any premium taxes.

The annual growth rate is currently 5% per year. We may, at our discretion, change the rate in the future for new riders, including upgrades, but the rate will never be less than 3% per year. Once the rider is added to your Contract, the annual growth rate, the rider charge, the rider charge waiver threshold, the guaranteed minimum payment fee and the waiting period before you can annuitize under the rider, without the annuity factor age adjustment, will not change unless you upgrade the rider.
Effects of Partial Surrenders on the Minimum Annuitization Value. Partial surrenders may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum annuitization value is used solely to calculate the annuity payments and charges under the rider and adjustments to partial surrenders. This value does not establish or guarantee an annuity value or guarantee performance of any subaccount. If you choose to annuitize under the rider, we will use the greater of your annuity value or your minimum annuitization value (less any outstanding loan amount and any loan interest you owe) to determine the amount of your fixed or variable annuity payments under the rider. The minimum annuitization value may not be used to annuitize with any of the annuity payment options under the Contract.

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Annuity Payment Options Under the Rider. The only payment options available under the rider are the following fixed and variable annuity options:

Fixed Annuity Payment Options:

•	Term Certain — Level payments will be made for 15 years based on a guaranteed interest rate of 3%. This interest rate will not increase even if current interest rates are higher when you annuitize. This annuity payment option is not available if you annuitize under the rider before the 10th anniversary of rider purchase or later upgrade.

Variable Annuity Payment Options:

•	Life Income — An election may be made for “No Period Certain,” “10 Years Certain,” or “Installment Refund.” Installment Refund is an annuity payment option that guarantees the return of the minimum annuitization value. The period certain for an installment refund is the shortest period, in months, that guarantees the return of the minimum annuitization value. Payments will be made as long as the annuitant is living. In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

•	Joint and Full Survivor — An election may be made for “No Period Certain,” “10 Years Certain,” or “Installment Refund.” Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

Before you annuitize under the rider’s variable annuity payment options, you may transfer values from one subaccount to another. In the future, we may restrict the subaccounts to which you may transfer annuity value. After the maturity date, no transfers may be made to or from the fixed account, and we reserve the right to limit transfers among the subaccounts to once per year.

Note Carefully: The death benefit payable after you annuitize under the rider will be affected by the annuity option you choose.

If:

•	you choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and

•	the annuitant dies, for example, before the due date of the second annuity payment;

Then:

•	we will make only one annuity payment and there will be no death benefit payable.

Annuity Factor Age Adjustment. If you annuitize under one of the rider’s variable options before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 9 years from the annuitant’s age (age 85 if the annuitant’s age is at least 85). This results in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. The age adjustment is as follows:

Number of Complete Years Since the	Age Adjustment: Number of Years
Rider Date	Subtracted From Your Age

1	9
2	8
3	7
4	6
5	5
6	4
7	3
8	2
9	1
10 or more	0

Minimum Annuitization Value Upgrade. You can elect, in writing, to upgrade the minimum annuitization value to the current annuity value at any time after the first rider anniversary and before the annuitant’s 90th birthday (earlier if required by your state). The last date to upgrade is on page one of the rider.

If you elect to upgrade, the current rider will terminate, we will assess the rider charge, and a new rider will be issued. The new rider will have a new rider date, a new waiting period before you can annuitize under the rider, a new annual growth rate, a new rider charge waiver threshold and new guaranteed benefits and charges. The rider anniversary will be measured from the new rider’s issue date, so that annuitizing prior to the new rider’s 10th anniversary will result in an annuity factor age adjustment, and the term certain fixed annuity payment option may not be selected. The benefits and charges under the new rider may not be as advantageous as the previous rider’s benefits and charges prior to upgrading.

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It generally will not be to your advantage to upgrade unless your annuity value exceeds your minimum annuitization value on the applicable rider anniversary.

Conditions to Annuitize Under the Rider. You can only annuitize under the rider within 30 days after a rider anniversary. In the case of an upgrade of the minimum annuitization value, you cannot annuitize before the new rider’s first rider anniversary. You cannot annuitize under the rider after the 30-day period following the rider anniversary after the annuitant’s 94th birthday (earlier if required by your state). The last date to annuitize under the rider is on page one of the rider.

Note Carefully:

•	You may only annuitize under the rider at the times indicated above. If you annuitize at any other time, you lose the benefit of the rider.

•	If you annuitize under the rider before the 10th rider anniversary, there will be an annuity factor age adjustment. See Annuity Factor Age Adjustment above.

Payments under the Rider. If you elect a variable annuity payment option under the rider, we guarantee that future annuity payments under the rider will never be less than the initial annuity payment. See the SAI for information concerning the calculation of the initial payment. We will also “stabilize” the payments (hold them constant) during each rider year.

During the first rider year after you annuitize under the rider, each payment will equal the initial payment. On each rider anniversary thereafter, the variable annuity payment will increase or decrease (but never below the initial payment) depending on the performance of the subaccounts you selected, and then be held constant at that amount for that rider year. The payments starting on each rider anniversary will equal the greater of the initial variable annuity payment or the payment that can be supported by the number of annuity units in the subaccounts on the rider anniversary. We will calculate each subsequent payment using a 5% assumed investment return. The portfolio in which you are invested must grow at a rate greater than the 5% assumed investment return, plus the separate guaranteed minimum payment fee of 1.10% and separate account annuitization charge of 1.40% annually, in order to increase the dollar amount of variable annuity payments. Annuity payments may decline in value if investment returns do not grow at this rate, but your payment will never be less than the initial payment. See the SAI for additional information concerning how payments are determined under the rider.

Rider Charge Before Annuitization. Prior to annuitization, a rider charge, currently 0.45% annually of the minimum annuitization value, is deducted from the annuity value on each rider anniversary and pro rata on the termination date of the rider (including Contract surrender and upgrades of the minimum annuitization value). The rider charge after an upgrade is currently 0.45%, but we reserve the right to increase the rider charge after upgrade to 0.50%. Once the rider is issued, the rider charge will not change. Keep in mind that the current rider charge (0.45%) may be higher if you upgrade the rider at a later date because we may increase the rider charge after upgrade up to the maximum (0.50%). We deduct the rider charge from the fixed account and from each subaccount in proportion to the amount of annuity value in each account. This charge is deducted even if the annuity value exceeds the minimum annuitization value.

We will waive the rider charge on any rider anniversary if the annuity value exceeds the rider charge waiver threshold (guaranteed 2.0) times the minimum annuitization value. For instance, if your annuity value on the seventh rider anniversary is $100,000, your minimum annuitization value is $45,000 and the rider charge waiver threshold is 2.0, we will waive the rider charge on that anniversary because $100,000 is greater than $90,000 ($45,000 × 2.0). We may, at our discretion, change the rider charge waiver threshold in the future if you choose to upgrade the minimum annuitization value, or for future issues of the rider, but it will never be greater than 2.5.

Rider Charge After Annuitization. If you annuitize under a variable annuity payment option of the rider, a daily guaranteed minimum payment fee, equal to an annual rate of 1.10% of the daily net asset values in the subaccounts, plus the separate account annuitization charge of 1.40% annually, are reflected in the amount of the variable payments you receive. We may change the guaranteed minimum payment fee in the future, if you choose to upgrade the minimum annuitization value or for future issues of the rider, but it will never be greater than 2.10%.

Termination. You have the option to terminate the rider at any time after the first rider anniversary by sending us written notification to our administrative office. You have the option not to annuitize under the rider but we will not refund any charges you have paid and you will not be able to use the minimum annuitization value. The rider will terminate upon the earliest of the following:

•	annuitization that is not under the rider;

•	the date you elect to upgrade (although a new rider will be issued);

•	the date we receive your complete written request to terminate the rider;

•	the date your Contract terminates or is surrendered;

•	30 days following the rider anniversary after the annuitant’s 94th birthday (earlier if required by your state); or

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•	the date of death of annuitant when the death benefit proceeds are payable to the beneficiary.

The rider does not establish or guarantee annuity value or guarantee performance of any subaccount. Because the rider guarantees a minimum level of lifetime income, the level of lifetime income that it guarantees may be less than the level that might be provided by application of the annuity value at the Contract’s applicable annuity factors. Therefore, the rider should be regarded as a safety net. The costs of annuitizing under the rider’s variable annuity payment options include the guaranteed minimum payment fee, the separate account annuitization charge and also the lower levels inherent in the annuity tables used for the minimum payouts. These costs should be balanced against the benefits of a minimum payout level.

The rider may vary by state.

Taxes. It is unclear whether your annuity payments under the Guaranteed Minimum Income Benefit Rider will be treated as fixed payments or as variable payments, for federal tax purposes. You should consult a competent tax advisor with respect to this issue.

Contract Loans for Certain Qualified Contracts

Note Carefully: If you do not repay your Contract loan, we will take a partial surrender for the amount of the unpaid loan balance plus interest from the minimum annuitization value if you selected the Guaranteed Minimum Income Benefit Rider and elect to annuitize under the rider.

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Comparison of Guaranteed Minimum Income Benefit Rider Features

	GMIB 01	GMIB 02	GMIB 02A
	10/8/99 – 5/1/2002	5/1/2002 – 5/1/2003	after 05/01/2003

Ability to drop GMIB rider	No	Yes (after 1st Rider year)	No Change

Waiting Period	10 years	May be annuitized before year 10 with a reduced benefit	No Change

Upgrade Option	Once the new GMIB design is available, upgrades will only be available to the new rider	For older GMIB’s if an upgrade is selected, the new GMIB design will be used.	No Change

Upgrade Availability	At Rider Anniversary	At any time after the first Rider Anniversary	At any time after the first Rider Anniversary after upgrade

MAV Growth Rate	6%	6%	5%

Rider Fee	30 bps	35 bps or 45 bps after 01/12/03	45 bps

Subaccount Options	No limitations	We may restrict funds that you can transfer to and which new funds we will make available to plans with GMIB	No Change

Terminology	MAV	MAV	No Change

Premium Tax	Not deducted from MAV	Deducted from MAV	No Change

Annuity Options M&E after GMIB	Life, 10 years and Life, Joint & Full Survivor, 10 years and Joint & Full Survivor	4 original options plus: A) Installment Refund for single life & joint. B) 15 year non-variable Term Certain at 3%. (10 Year waiting period)	No Change

Annuitization	2.50%	1.10% plus base plan post annuitization M&E for Life annuitization. None for Term Certain	No Change

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WRL FREEDOM ACCESS® II
VARIABLE ANNUITY

Issued Through
WRL SERIES ANNUITY ACCOUNT
By
WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Prospectus
May 1, 2003

This prospectus gives you important information about the WRL Freedom Access® II, a flexible payment variable accumulation deferred annuity contract. Please read this prospectus and the fund prospectuses before you invest and keep them for future reference. This Contract is available to individuals as well as to certain groups and individual retirement plans. The Contract is not available in all states.

You can put your money into 44 investment choices: a fixed account and 43 subaccounts of the WRL Series Annuity Account. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.

The 43 portfolios we currently offer through the subaccounts under this Contract are:

AEGON/TRANSAMERICA SERIES FUND, INC. (ATSF)– SERVICE CLASS
AEGON Bond	Janus Growth
Alger Aggressive Growth	LKCM Strategic Total Return
American Century International	Marsico Growth
Asset Allocation – Growth Portfolio	MFS High Yield
Asset Allocation – Conservative Portfolio	Munder Net50
Asset Allocation – Moderate Portfolio	PBHG Mid Cap Growth
Asset Allocation – Moderate Growth Portfolio	PBHG/NWQ Value Select
Capital Guardian U.S. Equity	PIMCO Total Return
Capital Guardian Value	Salomon All Cap
Clarion Real Estate Securities	T. Rowe Price Equity Income
Dreyfus Mid Cap	T. Rowe Price Small Cap
Federated Growth & Income	Third Avenue Value
GE U.S. Equity	Transamerica Convertible Securities
Great Companies — AmericaSM	Transamerica Equity
Great Companies — Global[2]	Transamerica Growth Opportunities
Great Companies — TechnologySM	Transamerica Money Market
J.P. Morgan Enhanced Index	Transamerica U.S. Government Securities
Janus Balanced	Transamerica Value Balanced
Janus Global	Van Kampen Emerging Growth

ACCESS VARIABLE INSURANCE TRUST (AVIT)
Access U.S. Government Money Market Portfolio
Foxhall Opportunity Growth Portfolio
Potomac Dow 30 Plus Portfolio
Potomac OTC Plus Portfolio
Wells S&P REIT Index Portfolio

If you would like more information about the WRL Freedom Access® II, you can obtain a free copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. Please call us at 1-800-851-9777 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time), write us at: Western Reserve, Administrative Office — Annuity Department, P. O. Box 9051, Clearwater, Florida 33758-9051 or visit our website – www.westernreserve.com. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. The SEC maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the Contract and the funds:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	involve risks, including possible loss of premium

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AG09100 – 5/2003

DEFINITIONS OF SPECIAL TERMS	1
SUMMARY	3
ANNUITY CONTRACT FEE TABLE	8
1. THE ANNUITY CONTRACT	9
2. ANNUITY PAYMENTS (THE INCOME PHASE)	10
Annuity Payment Options under the Contract	10
Fixed Annuity Payment Options	11
Variable Annuity Payment Options	11
3. PURCHASE	12
Contract Issue Requirements	12
Premium Payments	12
Initial Premium Requirements	12
Additional Premium Payments	12
Maximum Annual Premium Payments	13
Allocation of Premium Payments	13
Right to Cancel Period	13
Annuity Value	13
Accumulation Units	13
4. INVESTMENT CHOICES	13
The Separate Account	13
The Fixed Account	16
Transfers	16
Dollar Cost Averaging Program	17
Asset Rebalancing Program	17
Telephone or Fax Transactions	18
Third Party Investment Services	19
5. EXPENSES	19
Partial and Complete Surrenders	19
Mortality and Expense Risk Charge	19
Administrative Charge	19
Additional Earnings Rider Charge	19
Annual Contract Charge	20
Transfer Charge	20
Loan Processing Fee	20
Premium Taxes	20
Federal, State and Local Taxes	20
Portfolio Management Fees	21
Waived Charges and Expenses to Groups	21
6. TAXES	21
Annuity Contracts in General	21
Qualified and Nonqualified Contracts	21
Partial and Complete Surrenders — Nonqualified Contracts	22
Multiple Contracts	22
Diversification and Distribution Requirements	22
Partial and Complete Surrenders — Qualified Contracts	22
Taxation of Death Benefit Proceeds	23
Annuity Payments	23
Transfers, Assignments or Exchanges of Contracts	23
Separate Account Charges	23
Possible Tax Law Changes	24

7. ACCESS TO YOUR MONEY	24
Partial and Complete Surrenders	24
Delay of Payment and Transfers	25
Systematic Partial Surrenders	25
Contract Loans for Certain Qualified Contracts	25
8. PERFORMANCE	27
9. DEATH BENEFIT	27
Payments on Death	27
Amount of Benefit Before the Maturity Date	29
Effect of Adjusted Partial Surrender on Death Benefits	29
Additional Benefits with Spousal Continuation	29
Additional Death Benefit on Beneficiary’s Death	29
Alternate Payment Elections Before the Maturity Date	29
Additional Earnings Rider	30
10. OTHER INFORMATION	32
Ownership	32
Annuitant	32
Beneficiary	32
Assignment	32
Western Reserve Life Assurance Co. of Ohio	32
The Separate Account	33
Exchanges	33
Voting Rights	33
Distribution of the Contracts	33
Non-Participating Contract	34
Variations in Contract Provisions	34
IMSA	34
Legal Proceedings	34
Financial Statements	34
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	35
APPENDIX A
Condensed Financial Information	36
APPENDIX B
Historical Performance Data	37

DEFINITIONS OF SPECIAL TERMS

accumulation period	The period between the Contract date and the maturity date while the Contract is in force.
accumulation unit value	An accounting unit of measure we use to calculate subaccount values during the accumulation period.
administrative office	Our administrative office and mailing address is P.O. Box 9051, Clearwater, Florida 33758-9051. Our street address is 570 Carillon Parkway, St. Petersburg, Florida 33716. Our phone number is 1-800-851-9777.
age	The issue age is the annuitant’s age on his/her birthday immediately preceding the Contract date. Attained age is the issue age plus the number of completed Contract years. When we use the use the term “age” in this prospectus, it has the same meaning as “attained age” in the Contract.
annuitant	The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the Contract’s death benefit provisions and annuity provision.
annuity unit value	An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.
annuity value	The sum of the separate account value and the fixed account value at the end of any valuation period.
beneficiary(ies)	The person(s) you elect to receive the death benefit proceeds under the Contract.
cash value	The annuity value less any applicable premium taxes, and any rider charges.
code	The Internal Revenue Code of 1986, as amended.
Contract anniversary	The same day in each succeeding year as the Contract date. If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the first day of the next month.
Contract date	Generally, the later of the date on which the initial premium payment is received, or the date that the properly completed application is received, at Western Reserve’s administrative office. We measure Monthiversaries, Contract years, Contract months and Contract anniversaries from the Contract date.
death benefit proceeds	If an owner who is the annuitant dies during the accumulation period, the death benefit proceeds are the amount, if any, payable under the death benefit described in your Contract.
death claim day	Any day after the death report day on which we receive a beneficiary’s completed election form regarding payment of his/her portion of the death benefit proceeds that are payable upon the death of an owner who is the annuitant.

death report day	The valuation date on which we have received both proof of death of an owner who is the annuitant and a beneficiary’s election regarding payment. If the spouse of the deceased owner/annuitant continues (if a joint owner) or elects to continue (if sole beneficiary) the Contract, there are two death report days (one relating to the death of the first owner/annuitant to die; the second relating to the death of the spouse who continues the Contract). If there is no spousal continuation of the Contract, then there is only one death report day for the Contract. If there are multiple beneficiaries, the death report day is the earliest date on which we receive both proof of death and any beneficiary’s completed election form.

fixed account	An option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.
fixed account value	During the accumulation period, your Contract’s value in the fixed account.
funds	Investment companies which are registered with the U.S. Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Contract in the future.
in force	Condition under which the Contract is active and an owner is entitled to exercise all rights under the Contract.
maturity date	The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant’s 95th birthday.
Monthiversary	The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the Contract date, the Monthiversary is the first day of the next month.
NYSE	New York Stock Exchange.
nonqualified Contracts	Contracts issued other than in connection with retirement plans.
owner (you, your)	The person(s) entitled to exercise all rights under the Contract. The annuitant is an owner unless the application states otherwise, or unless a change of ownership is made at a later time. Joint owners may be named, provided the joint owners are husband and wife. Joint ownership is not available in all states.
portfolio	A separate investment portfolio of a fund.

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premium payments	Amounts paid by an owner or on an owner’s behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term “premium payment” in this prospectus, it has the same meaning as “net premium” in the Contract, which means the premium payment less any applicable premium taxes.
qualified Contracts	Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account	WRL Series Annuity Account, a unit investment trust consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of a fund.
separate account value	During the accumulation period, your Contract’s value in the separate account, which equals the sum of the values in each subaccount.
subaccount	A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.
surrender	The termination of a Contract at the option of an owner.
valuation date/business day	Each day on which the NYSE is open for trading, except when a subaccount’s corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term “business day,” it has the same meaning as valuation date.
valuation period	The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.
Western Reserve (we, us, our)	Western Reserve Life Assurance Co. of Ohio.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail. Please read the entire prospectus carefully.

1. The Annuity Contract

The WRL Freedom Access® II is a flexible payment variable accumulation deferred annuity contract (the “Contract”) offered by Western Reserve. It is a contract between you, as an owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.

The Contract allows you to direct your money into any of the 43 subaccounts. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the portfolio’s investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.

You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 2% (in most states), and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account. The fixed account is not available in all states.

You can transfer money between any of the investment choices during both the accumulation period and the income phase, subject to certain limits on transfers from the fixed account.

For an additional charge, you may add an Additional Earnings Rider that may provide a supplemental death benefit. See Section 9. Death Benefit, for details concerning this rider. Subject to compliance with applicable law, we may at any time discontinue offering any optional rider described in this prospectus.

The Contract, like all deferred annuity contracts, has two phases: the “accumulation period” and the “income phase.” During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the Contract’s annuity payment option you choose, will largely determine the amount of any income payments you receive during the income phase.

2. Annuity Payments (The Income Phase)

The Contract allows you to receive income after the maturity date under one of five annuity payment options. You may choose from fixed payment options or variable payment options. If you select a variable payment option, the dollar amount of the payments you receive may go up or down depending on the investment results of the portfolios you invest in at that time, and will be reduced by the separate account annuitization charge. Generally, you cannot annuitize until your Contract’s fifth anniversary.

3. Purchase

You can buy this Contract with $25,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation period. We allow premium payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total premium payments you may make during the accumulation period.

4. Investment Choices

You can invest your money in any of the 43 fund portfolios by directing it to the corresponding subaccount. The portfolios are described in the fund prospectuses that you received with this prospectus. The portfolios now available to you under the Contract are:

AEGON/TRANSAMERICA SERIES FUND, INC. (ATSF) – SERVICE CLASS
AEGON Bond	Janus Growth
Alger Aggressive Growth	LKCM Strategic Total Return
American Century International	Marsico Growth
Asset Allocation – Growth Portfolio	MFS High Yield
Asset Allocation – Conservative Portfolio	Munder Net50
Asset Allocation – Moderate Portfolio	PBHG Mid Cap Growth
Asset Allocation – Moderate Growth Portfolio	PBHG/NWQ Value Select
Capital Guardian U.S. Equity	PIMCO Total Return

3

Capital Guardian Value	Salomon All Cap
Clarion Real Estate Securities	T. Rowe Price Equity Income
Dreyfus Mid Cap	T. Rowe Price Small Cap
Federated Growth & Income	Third Avenue Value
GE U.S. Equity	Transamerica Convertible Securities
Great Companies — AmericaSM	Transamerica Equity
Great Companies — Global[2]	Transamerica Growth Opportunities
Great Companies — TechnologySM	Transamerica Money Market
J.P. Morgan Enhanced Index	Transamerica U.S. Government Securities
Janus Balanced	Transamerica Value Balanced
Janus Global	Van Kampen Emerging Growth

ACCESS VARIABLE INSURANCE TRUST (AVIT)
Access U.S. Government Money Market Portfolio
Foxhall Opportunity Growth Portfolio
Potomac Dow 30 Plus Portfolio
Potomac OTC Plus Portfolio
Wells S&P REIT Index Portfolio

Please contact our administrative office at 1-800-851-9777 (Monday — Friday 8:30 a.m. — 7:00 p.m. Eastern Time) or visit our website (www.westernreserve.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.

You can also allocate your premium payments to the fixed account. Unless we otherwise consent, we will limit your allocations or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $5,000. The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not direct or transfer any money to the fixed account.

Transfers. You have the flexibility to transfer assets within your Contract. During the accumulation period you may transfer amounts among the subaccounts and between the subaccounts and the fixed account. Certain restrictions and charges apply.

5. Expenses

We do not take any deductions for sales charges from premium payments at the time you buy the Contract. You generally invest the full amount of each premium payment in one or more of the investment choices.

During the accumulation period, we deduct a daily mortality and expense risk charge of 1.25% annually and a daily administrative charge of 0.40% annually from the money you have invested in the subaccounts. During the income phase, if you elect a variable annuity payment option, we will deduct a separate account annuitization charge from your subaccount assets at an annual rate of 1.40% in place of the mortality and expense risk and administrative charges.

If you select the Additional Earnings Rider, there is an annual charge during the accumulation period of 0.35% of your Contract’s annuity value. This charge will not increase after you purchase the rider. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider. We do not assess this charge during the income phase.

During the accumulation period, we deduct an annual Contract charge of $30 from the annuity value on each Contract anniversary and at the time of surrender. We currently waive this charge if either your annuity value, or the total premiums you have paid us, minus all partial surrenders, equals or exceeds $50,000 on the Contract anniversary when this charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.

We impose a $10 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year. There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

If you take a Contract loan, we will impose a $30 loan processing fee. Only certain types of qualified Contracts can take Contract loans. This fee is not applicable in all states.

We may deduct state premium taxes, which currently range from 0% to 3.50%, when you pay your premium payment(s), or if you surrender the Contract or partially surrender its value, or if we pay out death benefit proceeds, or if you begin to receive regular annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.

The portfolios deduct management fees and expenses from amounts you have invested in the portfolios. The portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses reduce the value of your portfolio shares. These fees and expenses currently

4

range from 0.66% to 2.03% annually, depending on the portfolio. See the next section, Annuity Contract Fee Table, and the fund prospectuses.

See Section 10. Other Information — Distribution of the Contracts for information concerning compensation we pay our agents for the sale of the Contracts.

6. Taxes

The Contract’s earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out of a nonqualified contract during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 591/2 when you take money out of a Contract, you may be charged a 10% federal penalty tax on the amount includable in income. The annuity payments you receive during the income phase are considered partly a return of your original investment so that part of each payment may not be taxable as income until the “investment in the contract” has been fully recovered. Different tax consequences may apply for a qualified Contract.

Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity payment option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial or complete surrender.

7. Access to Your Money

You can take some or all of your money out anytime during the accumulation period. Unless we otherwise consent, you may not take a partial surrender if it reduces the cash value below $25,000. No partial surrenders may be made from the fixed account without prior consent from us. Access to amounts held in qualified Contracts may be restricted or prohibited. Other restrictions may apply. You may also have to pay federal income tax and a penalty tax on any money you take out. No surrender charges apply.

Partial surrenders may reduce the death benefit and the Additional Earnings Rider benefit by more than the amount surrendered.

8. Performance

The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. We provide performance information in Appendix B and in the SAI. Past performance does not guarantee future results.

9. Death Benefit

If you are both an owner and the annuitant and you die before the maturity date, your beneficiary will receive the death benefit proceeds. If your surviving spouse continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds (described below) as of the death report day. Death benefit provisions may vary by state.

If you are named only as an owner, and you die before the annuitant and before the maturity date, and if your surviving spouse is the joint owner or sole beneficiary, then the Contract continues. However, the annuity value is not increased to equal the death benefit proceeds.

If you name different persons as owner and annuitant, you can affect whether the death benefit proceeds are payable and who will receive them. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

If the annuitant who is an owner dies before the maturity date and if a death benefit is payable, the death benefit proceeds will be the greater of:

•	the annuity value of your Contract on the death report day; or

•	the total premium payments you make to the Contract reduced by any adjusted partial surrenders.

The adjusted partial surrender is equal to (a) times (b) where:

(a)	is the ratio of the value of any proceeds that would have been payable had death occurred, to the annuity value, as these amounts existed on the date the partial surrender is processed, but prior to the processing; and

(b)	is the amount of the partial surrender.

5

An additional death benefit may be payable if you purchase the Additional Earnings Rider and it is in effect at the time the death benefit proceeds become payable. You may only select the Additional Earnings Rider if you are both the owner and the annuitant (except in the case of a trust or employer-sponsored plan). Unless we otherwise consent, we reserve the right to limit the number of Additional Earnings Riders that you may purchase to one per annuitant. This rider is not available in all states and may vary by state. See Section 9, Death Benefit — Additional Earnings Rider for details.

The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Section 2. Annuity payments (The Income Phase) — Fixed Annuity Payment Options and Variable Annuity Payment Options for a description of the annuity payment options. Not all payment options provide for payment of a death benefit.

10. Other Information

Right to Cancel Period. You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total premium payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original premium payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

Who Should Purchase the Contract? We have designed this Contract for people seeking long-term tax-deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax-favored arrangement itself provides tax-sheltered growth.

Additional Features. This Contract has additional features that might interest you. These include the following:

•	Systematic Partial Surrenders: You can arrange to have money automatically sent to you monthly, quarterly, semi-annually, or annually while your Contract is in the accumulation period. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.

•	Dollar Cost Averaging: You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the fixed account, the WRL Transamerica Money Market subaccount or WRL AEGON Bond subaccount to your choice of subaccounts. Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.

•	Asset Rebalancing: We will, upon your request, automatically transfer amounts periodically among the subaccounts (except AVIT subaccounts) on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.

•	Telephone or Fax Transactions: You may make transfers, partial surrenders and/or change the allocation of additional premium payments by telephone or fax.

•	Contract Loans (for certain qualified Contracts): If you own a qualified Contract, you may be eligible to take out Contract loans during the accumulation period, subject to certain restrictions. Penalties may apply if you fail to comply with required restrictions. Section 7. Access to Your Money — Contract Loans for Certain Qualified Contracts for details.

•	Additional Earnings Rider: You may add this rider for an additional charge when we issue the Contract or on any Monthiversary during the accumulation period if you, a joint owner and the annuitant are age 75 or younger. It may provide you with a supplemental death benefit to help offset the taxes typically due on annuity death benefits. The Additional Earnings Rider may continue with the Contract if the surviving spouse elects to continue the Contract. If the Additional Earnings Rider is attached to a Contract with multiple beneficiaries, and the death benefit proceeds are payable to the beneficiaries, then each beneficiary may choose individually whether to receive any benefit under the Additional Earnings Rider as of the death report day (and thereby terminate the rider), or continue the rider (with fees) and have any benefit under the Additional Earnings Rider paid on that beneficiary’s death. We recommend that you consult your tax advisor before you purchase this rider.

•	Additional Benefits with Spousal Continuation: If an owner who is the annuitant dies before the maturity date, and the surviving spouse of the deceased owner continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit on the death of the surviving spouse.

•	Additional Death Benefit on Beneficiary’s Death: If an owner who is the annuitant dies before the maturity date, and the deceased owner’s spouse is not named as joint owner or as the sole beneficiary who elects to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit proceeds over a period not to exceed that beneficiary’s life expectancy (the “distribution period”). We will pay a

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death benefit under the Contract if the beneficiary dies during the distribution period and permit such beneficiary to name a new beneficiary.

•	Multiple Beneficiaries: If an owner who is an annuitant dies before the maturity date, and the deceased owner has named multiple beneficiaries, each beneficiary may choose individually how he or she wants to receive his/her portion of the death benefit proceeds.

These features are not available in all states, may vary by state and may not be suitable for certain qualified Contracts or in your particular situation. Subject to compliance with applicable law, we may at any time discontinue offering any optional rider or feature described in this prospectus.

Certain states place restrictions on access to the fixed account, on the death benefit calculation, on the annuity payment options and on other features of the Contract. Consult your agent and the Contract form for details.

Scheduled Financial Transaction Processing. We process scheduled financial transactions based on the accumulation unit values determined at the end of the business day on which we schedule the transaction. Examples of scheduled financial transactions include systematic partial surrenders, dollar cost averaging and asset rebalancing.

A business day is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE. If a day on which a scheduled financial transaction would ordinarily occur falls on a day the NYSE is closed, we will process the transaction the next day that the NYSE is open.

Other Contracts. We offer other variable annuity contracts which also invest in the same portfolios of the funds. These contracts may have different charges that could affect subaccount performance and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call us at 1-800-851-9777 (Monday-Friday 8:30 a.m. - 7:00 p.m. Eastern Time).

11. Inquiries

If you need additional information, please contact us at:

Western Reserve Life Administrative Office Attention: Annuity Department P. O. Box 9051 Clearwater, FL 33758-9051 1-800-851-9777 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time) www.westernreserve.com

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ANNUITY CONTRACT FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a loan from the Contract, partially or completely surrender the Contract, or transfer annuity value between the subaccounts and/or the fixed account.

Owner Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of premium payments)	None
Transfer Charge(1)	$10 after 12 per year
Loan Processing Fee(2)	$30 per loan

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including portfolio fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

Periodic Charges other than Portfolio Expenses

Annual Contract Charge(3)	$30 per Contract year
Separate Account Annual Expenses (as a % of average separate account value during the accumulation period)
Mortality and Expense Risk Charge(4)	1.25%
Administrative Charge(4)	0.40%
Total Separate Account Annual Expenses	1.65%
Annual Charges for Optional Riders (optional):
Additional Earnings Rider Charge(5)	0.35%

(1)	There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

(2)	Loans are available only for certain qualified Contracts. The loan fee is not applicable in all states.

(3)	We may waive the annual Contract charge for Contracts sold to groups of employees with the same employer, including our directors, officers and full-time employees, or other groups where sales to the group reduce our administrative expenses. We currently waive this charge if either the annuity value, or the total premium payments, minus all partial surrenders, equals or exceeds $50,000 on the Contract anniversary for which the charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.

(4)	These charges apply to each subaccount. They do not apply to the fixed account. These charges apply only during the accumulation period. After the maturity date, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges.

(5)	This rider is optional. If you add the rider, we will impose during the accumulation period an annual rider charge equal to 0.35% of your Contract’s annuity value on each rider anniversary and pro rata on the termination date of the rider. The charge will not increase once the rider has been issued. We deduct the rider charge from the fixed account and from each subaccount in proportion to the amount of the annuity value in each account. We do not assess this charge during the income phase. This rider is not available in all states.

The next table shows the minimum and maximum total operating expenses charged by the portfolios for the fiscal year ended December 31, 2002. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Range of Expenses for the Portfolios(1)(2)

	Minimum	Maximum

Total Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)	0.66%	2.03%
Net Annual Portfolio Operating Expenses(3) (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses – after any contractual waivers of fees and expenses)	0.82%	1.75%

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(1)	The portfolio expenses used to prepare this table were provided to Western Reserve by the fund(s). Western Reserve has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2002. Current or future expenses may be greater or less than those shown.

(2)	The table showing the range of expenses for the portfolios takes into account the expenses of several asset allocation portfolios that are “fund of funds.” A “fund of funds” portfolio typically allocates its assets, within predetermined percentage ranges, among certain other portfolios of the ATSF fund. Each “fund of funds” has its own set of operating expenses, as does each of the portfolios in which it invests. In determining the range of portfolio expenses, Western Reserve took into account the combined actual expenses for each of the “fund of funds” and for the portfolios in which it invests, assuming a constant allocation by each “fund of funds” of its assets among the portfolios identical to its actual allocation at December 31, 2002.

(3)	The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements of eight portfolios that require a portfolio’s investment adviser to reimburse or waive portfolio expenses until April 30, 2004.

Example of Maximum Charges

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the maximum costs of investing in the Contract, including Contract owner transaction expenses, the annual Contract charge, separate account charges, the maximum charges for the optional Additional Earning Rider, and maximum Annual Portfolio Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year.

If you surrender, annuitize* or remain invested, the Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$437	$1,326	$2,235	$4,597

*     You cannot annuitize your Contract before your Contract’s fifth anniversary.

The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The annual Contract charge of $30 is reflected as an annual charge of 0.30% that is determined by dividing the anticipated total annual Contract charges to be collected during 2003 by anticipated total average net assets to be attributable to the Contract during 2003. Different fees and expenses not reflected in the Example may be assessed after you annuitize under a variable annuity payout option.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

Financial Information. There is no financial history of the subaccounts in this prospectus because the subaccounts did not commence operations until May 1, 2003.

1. THE ANNUITY CONTRACT

This prospectus describes the WRL Freedom Access® II variable annuity contract offered by Western Reserve.

An annuity is a contract between you, an owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2 below.) Until the maturity date, your annuity is in the accumulation period and the earnings generally are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.

The Contract is a flexible payment variable accumulation deferred annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.

It is a “flexible payment” Contract because after you purchase it, you can generally make additional investments of $50 or more at any time, until the maturity date. But you are not required to make any additional investments.

The Contract is a “variable” annuity because the value of your Contract can go up or down based on the performance of your investment choices. If you select the variable investment portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation period depends upon the performance of your investment choices. If you elect to receive

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variable annuity payments during the income phase of your Contract, the amount of your annuity payments will also depend upon the performance of your investment choices for the income phase.

The Contract also contains a fixed account. Unless we otherwise consent, we will limit your allocations or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $5,000. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 2% (in most states) per year. There may be different interest rates for each payment or transfer you direct to the fixed account which are equal to or greater than the guaranteed rate. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.

The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not direct or transfer any money to the fixed account.

2. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the date when annuity payments start under the Contract. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The maturity date cannot be later than the annuitant’s 95th birthday. The maturity date may be earlier for qualified Contracts.

Election of Annuity Payment Option. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option D (see below) as a Variable Life Income with 10 years of guaranteed payments. You cannot change the annuity payment option after the maturity date.

If you choose a variable payment option, you must specify how you want the annuity proceeds divided among the subaccounts as of the maturity date. If you do not specify, we will allocate the annuity proceeds in the same proportion as the annuity value is allocated among the investment options on the maturity date. After the maturity date, you may make transfers among the subaccounts, but you may not make transfers from or to the fixed account; we may limit subaccount transfers to one per Contract year.

Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. If the annuitant dies before the maturity date, you may change the annuitant due to death of the annuitant. As of the maturity date and so long as we agree, you may elect a different annuitant or add a joint annuitant who will be a joint payee under a joint and survivor life income payment option. If you do not choose an annuitant, we will consider you to be the annuitant.

Supplemental Contract. Once you annuitize and if you have selected a fixed payment option, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.

Annuity Payment Options under the Contract

The Contract provides five annuity payment options that are described below. You may choose any annuity payment option under your Contract. You can choose to receive payments monthly, quarterly, semi-annually or annually.

We will use your “annuity proceeds” to provide these payments. The “annuity proceeds” is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $20, then we will pay you the annuity proceeds in one lump sum.

Fixed Annuity Income Payments. If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will depend on three things:

•	The amount of the annuity proceeds on the maturity date;

•	The interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3%); and

•	The specific payment option you choose.

Variable Annuity Income Payments. If you choose variable annuity payment Option D or E, the dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Contract. The dollar amount of each additional variable payment will vary based on the investment performance of the subaccount(s) you invest in and the Contract’s assumed investment return of 5%. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If, after all charges are deducted, the actual investment performance exactly matches the Contract’s assumed investment return of 5% at all times, then the dollar amount of the next variable annuity payment would remain the same. If actual investment performance, after all charges are deducted, exceeds the assumed investment return, then the dollar amount of the variable annuity payments would increase. But, if actual investment performance, less charges, is lower than the 5% assumed

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investment return, then the dollar amount of the variable annuity payments would decrease. The portfolio in which you are invested must grow at a rate at least equal to the 5% assumed investment return (plus the daily separate account annuitization charge equal to an annual rate of 1.40% of subaccount assets) in order to avoid a decrease in the dollar amount of variable annuity payments. For more information on how variable annuity income payments are determined, see the SAI.

If you elect a variable annuity payment option, we deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40%.

The annuity payment options are explained below. Some of the annuity payment options may not be available in all states. Options A, B, and C are fixed only. Options D and E are variable only.

Fixed Annuity Payment Options

Payment Option A — Fixed Installments. We will pay the annuity in equal payments over a fixed period of 5, 10, 15 or 20 years or any other fixed period acceptable to Western Reserve.

Payment Option B — Life Income: Fixed Payments.

•	No Period Certain — We will make level payments only during the annuitant’s lifetime;

•	10 Years Certain — We will make level payments for the longer of the annuitant’s lifetime or 10 years; or

•	Guaranteed Return of Annuity Proceeds — We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

Payment Option C — Joint and Survivor Life Income: Fixed Payments. We will make level payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

For more information on how the fixed annuity payments are determined, see the SAI.

Variable Annuity Payment Options

Payment Option D — Variable Life Income. The annuity proceeds are used to purchase variable annuity units in the subaccounts you select. You may choose between:

•	No Period Certain — We will make variable payments only during the annuitant’s lifetime; or

•	10 Years Certain — We will make variable payments for the longer of the annuitant’s lifetime or 10 years.

Payment Option E — Variable Joint and Survivor Life Income. We will make variable payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with us.

Note Carefully: The death benefit payable after the maturity date will be affected by the annuity option you choose.

If:

•	you choose Life Income with No Period Certain or a Joint and Survivor Life Income (fixed or variable); and

•	the annuitant(s) dies, for example, before the due date of the second annuity payment;

Then:

•	we may make only one annuity payment and there will be no death benefit payable.

If:

•	you choose Fixed Installments, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Annuity Proceeds, or Variable Life Income with 10 Years Certain; and

•	the person receiving payments dies prior to the end of the guaranteed period;

Then:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their value (determined at the date of death) may be paid in a single sum.

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We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the annuitant’s address of record. The annuitant is responsible for keeping Western Reserve informed of the annuitant’s current address of record.

3. PURCHASE

Contract Issue Requirements

We will issue a Contract if:

•	we receive the information we need to issue the Contract;

•	we receive a minimum initial premium payment (except for 403(b) Contracts); and

•	the annuitant is age 85 or younger.

Premium Payments

You should make checks or drafts for premium payments payable only to “Western Reserve Life” and send them to our administrative office. Your check or draft must be honored in order for us to pay any associated payments and benefits due under the Contract.

Initial Premium Requirements

The initial premium payment for most Contracts must be at least $25,000.

We will credit your initial premium payment to your Contract within two business days after the day we receive it and your complete Contract information at our administrative office. If we are unable to credit your initial premium payment, we (or your agent) will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you tell us (or your agent) to keep it. We will credit your initial premium payment as soon as we receive all necessary application information.

The date on which we credit your initial premium payment to your Contract is the Contract date. If we receive your complete Contract application and initial premium payment on the 29th, 30th or 31st day of the month, your Contract date will be the 28th day of the month. We will, however, credit your initial premium payment on the business day on which we actually receive the payment, provided your application is complete. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.

Generally, we will credit your initial premium payment at the accumulation unit value computed at the end of the business day on which we receive it and have all necessary application information at our administrative office. Our business day closes when the NYSE closes, usually at 4:00 p.m. Eastern Time. If we receive your initial premium payment and complete application after the close of our business day, we will calculate and credit it as of the close of the next business day.

Although we do not anticipate delays in the processing of your application, we may experience delays if agents fail to forward applications and premium payments to our administrative office in a timely manner.

If you wish to make premium payments by bank wire, please instruct your bank to wire federal funds as follows:

          All First Bank of Baltimore
          ABA #: 052000113
          For credit to: Western Reserve Life
          Account #: 89539600
          Owner’s Name:
          Contract Number:
          Attention: Annuity Accounting

We may reject any application or premium payments for any reason permitted by law.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant and prior to the maturity date. We will accept premium payments by bank wire or by check. Additional premium payments must be at least $50 ($1,000 if by wire). We will credit any additional premium payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive them at our

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administrative office. Our business day closes when the NYSE closes, usually at 4:00 p.m. Eastern Time. If we receive your premium payments after the close of our business day, we will calculate and credit them as of the close of the next business day.

Maximum Annual Premium Payments

We allow premium payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total premium payments you may make during the accumulation period.

Allocation of Premium Payments

On the Contract date, we will allocate your premium payment to the investment choices you selected on your application. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments as you selected on your application, unless you request a different allocation.

Unless otherwise required by state law, we reserve the right to limit the amount you may allocate or transfer to the fixed account.

You may change allocations for future additional premium payments by writing or telephoning the administrative office, subject to the limitations described under Section 4. Investment Choices — Telephone or Fax Transactions. The allocation change will apply to premium payments received after the date we receive the change request.

You should review periodically how your payments are divided among the subaccounts because market conditions and your overall financial objectives may change.

Right to Cancel Period

You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total premium payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original premium payment(s). We determine the value of the refund as of the date we receive your written notice of cancellation and the returned Contract. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

Annuity Value

You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of business on each valuation date and ends at the close of business on the next valuation date. A valuation date is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE.

Accumulation Units

We measure the value of your Contract during the accumulation period by using a measurement called an accumulation unit. During the income phase, we use a measurement called an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount’s accumulation unit value as of the end of that valuation date. If you partially surrender or transfer out of a subaccount, or if we assess a transfer charge, annual Contract charge, or any Additional Earnings Rider charge, we subtract accumulation units from the subaccounts using the same method.

Each subaccount’s accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each valuation date. The new accumulation unit value reflects the investment performance and the fees and expenses of the underlying portfolio, and the daily deduction of the mortality and expense risk charge and the administrative charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.

4. INVESTMENT CHOICES

The Separate Account

Currently 43 subaccounts of the separate account are offered through this Contract.

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The Funds. Each subaccount invests exclusively in one portfolio of a fund. The portfolios, their investment objectives and advisers or sub-advisers are listed below.

Portfolio	Investment Objective	Adviser or Sub-Adviser

Access U.S. Government Money Market Portfolio	Seeks to achieve its objectives by investing in high quality, U.S. dollar-denominated short-term obligations that have been determined by the sub-adviser to present minimal risk.	Access Fund Management, LLC
AEGON Bond	Seeks the highest possible current income within the confines of the primary goal of insuring the protection of capital.	Banc One Investment Advisors Corp.
Alger Aggressive Growth	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
American Century International	Seeks capital growth.	American Century Investment Management, Inc.
Asset Allocation – Growth Portfolio(1)	Seeks capital appreciation and current income.	AEGON/Transamerica Fund Advisers, Inc.
Asset Allocation – Conservative Portfolio(1)	To seek current income and preservation of capital.	AEGON/Transamerica Fund Advisers, Inc.
Asset Allocation – Moderate Portfolio(1)	Seeks capital appreciation.	AEGON/Transamerica Fund Advisers, Inc.
Asset Allocation – Moderate Growth Portfolio(1)	Seeks capital appreciation.	AEGON/Transamerica Fund Advisers, Inc.
Capital Guardian U.S. Equity	Seeks to provide long-term growth of capital.	Capital Guardian Trust Company
Capital Guardian Value	Seeks to provide long-term growth of capital and income through investments in a portfolio comprised primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts) and other U.S. registered foreign securities.	Capital Guardian Trust Company
Clarion Real Estate Securities	Seeks long-term total returns from investments primarily in equity securities of real estate companies.	Clarion CRA Securities, LP
Dreyfus Mid Cap	Seeks total investment returns (including capital appreciation and income), which consistently outperform the S&P 400 Mid Cap Index.	The Dreyfus Corporation
Federated Growth & Income	Seeks total return by investing in securities that have defensive characteristics.	Federated Investment Counseling
Foxhall Opportunity Growth Portfolio	Seeks growth of capital.	Access Fund Management, LLC
GE U.S. Equity	Seeks long-term growth of capital.	GE Asset Management Incorporated
Marsico Growth	Seeks long-term growth of capital.	Banc of America Capital Management, LLC
Great Companies — AmericaSM	Seeks long-term growth of capital.	Great Companies, L.L.C.
Great Companies — Global[2]	Seeks long-term growth of capital in a manner consistent with preservation of capital.	Great Companies, L.L.C.
Great Companies — TechnologySM	Seeks long-term growth of capital.	Great Companies, L.L.C.
J.P. Morgan Enhanced Index	Seeks to earn a total return modestly in excess of the total return performance of the S&P 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.	J.P. Morgan Investment Management Inc.
Janus Balanced	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC
Janus Global	Seeks long-term growth of capital in a manner consistent with the preservation of capital.	Janus Capital Management LLC
Janus Growth	Seeks growth of capital.	Janus Capital Management LLC
LKCM Strategic Total Return	Seeks to provide current income, long-term growth of income and capital appreciation.	Luther King Capital Management Corporation
Marsico Growth	Seeks long-term growth of capital.	Banc of America Capital Management, LLC
MFS High Yield	Seeks to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, dome of which may involve equity features.	Massachusetts Financial Services Company
Munder Net50	Seeks long-term capital appreciation.	Munder Capital Management
PBHG Mid Cap Growth	Seeks capital appreciation.	Pilgrim Baxter & Associates, Ltd.
PBHG/NWQ Value Select	Seeks to achieve maximum, consistent total return with minimum risk to principal.	Pilgrim Baxter & Associates, Ltd. NWQ Investment Management Company, Inc.

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Portfolio	Investment Objective	Adviser or Sub-Adviser

PIMCO Total Return	Seeks maximum total return consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Potomac Dow 30 Plus Portfolio	Seeks daily investment results that correspond to 125% of the performance of the Dow Jones Industrial AverageSM.	Access Fund Management, LLC
Potomac OTC Plus Portfolio	Seeks to provide investment returns that correspond to 125% of the performance of the Nasdaq 100 IndexTM.	Access Fund Management, LLC
Salomon All Cap	Seeks capital appreciation.	Salomon Brothers Asset Management, Inc
T. Rowe Price Equity Income	Seeks to provide substantial growth dividend income, as well as long-term growth of capital, by investing primarily in the dividend- paying common stocks of established companies.	T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap	Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.	T. Rowe Price Associates, Inc.
Third Avenue Value	Seeks long-term capital appreciation.	EQSF Advisers, Inc.
Transamerica Convertible Securities	Seeks maximum total return through a combination of current income and capital appreciation.	Transamerica Investment Management, LLC
Transamerica Equity	Seeks to maximize long-term growth.	Transamerica Investment Management, LLC
Transamerica Growth Opportunities	Seeks to maximize long-term growth.	Transamerica Investment Management, LLC
Transamerica Money Market	Seeks to obtain maximum current income consistent with preservation of principal and maintenance of liquidity.	Transamerica Investment Management, LLC
Transamerica U.S. Government Securities	Seeks to provide as high a level of total return as is consistent with prudent investment strategies by investing under normal conditions at least 80% of its assets in U.S. government debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities.	Transamerica Investment Management, LLC
Transamerica Value Balanced	Seeks preservation of capital and competitive investment returns.	Transamerica Investment Management, LLC
Van Kampen Emerging Growth	Seeks capital appreciation by investing primarily in common stocks of small and medium-sized companies.	Van Kampen Asset Management Inc.
Wells S&P REIT Index Portfolio	Seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Companies Index.	Access Fund Management, LLC

(1)	Each asset allocation portfolio is a “fund of funds” that invests in a combination of underlying ATSF portfolios.

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) located at 570 Carillon Parkway, St. Petersburg, Florida 33716, a wholly-owned subsidiary of Western Reserve, serves as investment adviser to the ATSF fund and manages the ATSF fund in accordance with the policies and guidelines established by the fund’s Board of Directors. For certain portfolios, ATFA has engaged investment subadvisers to provide portfolio management services. See the ATSF fund prospectus for more information regarding ATFA and the investment subadvisers.

Morningstar Associates, LLC (“Morningstar”), located at 225 West Wacker Drive, Chicago, Illinois 60606, serves as a “consultant” to ATFA for investment model creation and maintenance to the Asset Allocation-Growth Portfolio, Asset Allocation-Moderate Growth Portfolio, Asset Allocation-Conservative Portfolio, Asset Allocation-Moderate Portfolio of the ATSF fund. Morningstar will be paid an annual fee for its services. See the ATSF fund prospectus for more information regarding Morningstar.

Access Fund Management, LLC (“Access”) located at 475 Hickorynut Avenue, Oldsmar, Florida 34677, serves as investment adviser to the AVIT fund and manages the AVIT fund in accordance with the policies and guidelines established by the fund’s Board of Directors. See the AVIT fund prospectus for more information regarding Access.

The general public may not purchase these portfolios. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or subadviser that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds would be similar to the portfolios offered by this prospectus.

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There is no assurance that a portfolio will achieve its stated objective(s). For example, during extended periods of low interest rates, the yield of a money market subaccount may become extremely low and possibly negative. More detailed information may be found in the fund prospectuses. You should read the fund prospectuses carefully before you invest.

Please contact our administrative office at 1-800-851-9777 (Monday — Friday 8:30 a.m. — 7:00 p.m. Eastern Time) or visit our website (www.westernreserve.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

We do not guarantee that each portfolio will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable laws, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes to allocations of new premiums by existing or new Contract owners at any time or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios or portfolio classes may have different fees and expenses and their availability may be limited to certain classes of purchasers.

The Fixed Account

Premium payments you allocate and amounts you transfer to the fixed account become part of the general account of Western Reserve. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, neither the general account nor any interests therein is generally subject to the provisions of the 1933 Act or 1940 Act. Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus which relates to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 2% (in most states) per year. We have no formula for determining fixed account interest rates. We establish the interest rate, at our sole discretion, for each premium payment or transfer into the fixed account. Rates are guaranteed for at least one year.

The minimum fixed account cash value upon full surrender is 90% of the fixed account premium payments less partial surrenders and transfers from the fixed account accumulated at 3% per year.

If you select the fixed account, your money will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase.

When you request a transfer or partial surrender from the fixed account, we will account for it on a first-in, first-out (“FIFO”) basis, for purposes of crediting your interest. This means that we will take the deduction from the oldest money you have put in the fixed account. You may transfer money from the fixed account to the subaccounts once each Contract year, subject to certain restrictions. You may not transfer money between the fixed account and the subaccounts during the income phase. You may not make partial surrenders from the fixed account unless we consent.

Unless we otherwise consent, we will limit your allocations or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $5,000.

The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not direct or transfer any money to the fixed account.

Transfers

During the accumulation period, you or your agent/registered representative of record may make transfers from any subaccount. However, if you elect the asset rebalancing program, you may not make any transfers if you want to continue in the program. A transfer would automatically cancel your participation in the asset rebalancing program.

Transfers from the fixed account are allowed only once each Contract year. We must receive written notice at our administrative office within 30 days after a Contract anniversary. The amount that may be transferred is the greater of: (1) 50% of the dollar amount in the fixed account, or (2) the amount you transferred out of the fixed account in the previous Contract year. Although we currently allow you to transfer 50% of the dollar amount in the fixed account, we reserve the right to reduce this percentage to 25%.

During the income phase of your Contract, you may transfer values from one subaccount to another. No transfers may be made to or from the fixed account during the income phase. The minimum amount that can be transferred during this phase is the lesser of $10 of

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monthly income, or the entire monthly income of the variable annuity units in the subaccount from which the transfer is being made. We may limit subaccount transfers to once per Contract year.

The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not transfer any of their Contract value to the fixed account.

Transfers may be made by telephone or fax, subject to limitations described under Section 4. Investment Choices — Telephone or Fax Transactions.

If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $10 for each additional transfer you make during that year. There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

Transfers to and from the subaccounts will be processed based on the accumulation unit values determined at the end of the business day on which we receive your written, telephoned, or faxed request at our administrative office, provided we receive your request at our administrative office before the close of our business day (usually 4:00 p.m. Eastern Time). If we receive your request at our administrative office after the close of our business day, we will process the transfer request using the accumulation unit value for the next business day.

Costs and Market Timing/Frequent Transfers. Professional market timing organizations and some Contract owners try to profit from various strategies called market timing; for example, switching money into investment option portfolios when they expect prices to rise and taking money out when they expect prices to fall, or switching from one investment option portfolio to another and then back again after a short period of time. As money is shifted in and out, the underlying mutual fund incurs expenses for buying and selling securities. These costs are borne by all Contract owners, including the long-term Contract owners who do not generate the costs. Frequent transfers may also impede the ability of the portfolio manager of the underlying fund to sustain the stated investment objective of the portfolio.

The transfer privilege under the Contract is not intended to serve as a vehicle for short-term or frequent transfers. The Contract does not permit market timing/frequent transfers except among subaccounts in the AVIT fund. As described above, frequent transfers among investment option portfolios disrupt portfolio management in the underlying mutual fund and tend to drive fund expenses higher. We reserve the right to limit or revoke your transfer privileges and/or may not accept future premium payments from you if you engage in frequent transfer activity. We consider eight or more transfers in any three-month period to be frequent transfer activity, although we reserve the right to impose restrictions if there are less frequent transfers.

You may only transfer values between subaccounts in the ATSF and AVIT funds by sending us your written request, with original signature authorizing each transfer, through standard United States postal delivery (no overnight or other priority delivery service).

Do not invest with us in the ATSF fund if you intend to conduct market timing/frequent transfer activity. If you do, we will immediately notify you and your agent in writing that any additional requests for transfers will be subject to certain restrictions, including the permanent loss of electronic transfer privileges. We consider transfers by telephone, fax, overnight mail or Internet to be “electronic” transfers.

We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

Dollar Cost Averaging Program

Dollar cost averaging allows you to transfer systematically a specific amount each month from the fixed account, the WRL Transamerica Money Market subaccount, the WRL AEGON Bond subaccount, or any combination of these accounts to a different subaccount. You may specify the dollar amount to be transferred monthly; however, you must transfer at least $100 monthly. To qualify, a minimum of $5,000 must be in each subaccount from which we make transfers.

There is no charge for this program. However, these transfers do count towards the 12 free transfers allowed during each Contract year.

If you make dollar cost averaging transfers from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start dollar cost averaging.

By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. Dollar cost averaging does not guarantee a profit and it does not protect you from loss if market prices decline.

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We reserve the right to discontinue offering dollar cost averaging 30 days after we send notice to you. Dollar cost averaging is not available if you have elected the asset rebalancing program or if you elect to participate in any asset allocation service provided by a third party.

Asset Rebalancing Program

During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts (except for AVIT subaccounts) to maintain your desired asset allocation. This feature is called asset rebalancing. To enter into asset rebalancing, please send a request form to our administrative office. To end participation in asset rebalancing, please call or write to our administrative office. Entrance to the asset rebalancing program is limited to once per Contract year. However, we will not rebalance if you are in the dollar cost averaging or systematic partial surrender program, if you elect to participate in any asset allocation service provided by a third party or if you request any other transfer. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

To qualify for asset rebalancing, a minimum annuity value of $25,000 for an existing Contract, or a minimum initial premium payment of $25,000 for a new Contract, is required. Any annuity value in the fixed account value may not be included in the asset rebalancing program. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.

There is no charge for this program. However, each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.

We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.

Telephone or Fax Transactions

You may make transfers, change the allocation of additional premium payments and request partial surrenders by telephone. Telephonic partial surrenders are not allowed in the following situations:

•	for qualified Contracts (except IRAs);

•	if the amount you want to partially surrender is greater than $50,000; or

•	if the address of record has been changed within the past 10 days.

Upon instructions from you, the registered representative/agent of record for your Contract may also make telephonic transfers or partial surrenders for you. If you do not want the ability to make transfers or partial surrenders by telephone, you should notify us in writing.

You may make telephonic transfers, allocation changes or request partial surrenders by calling our toll-free number: 1-800-851-9777 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time). You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine.

Telephone and fax orders must be received at our office before 4:00 p.m. Eastern Time to receive same-day pricing. Orders received at our office at or after 4:00 p.m. Eastern Time will receive the price computed at the end of the next day.

Please use the following fax numbers for the following types of transactions:

•	To request a transfer, please fax your request to us at 727-299-1648. We will not be responsible for same-day processing of transfers if you fax your transfer request to a number other than this fax number; and

•	To request a partial surrender, please fax your request to us at 727-299-1620. We will not be responsible for same-day processing of partial surrenders if you fax your partial surrender request to a number other than this fax number.

We will not be responsible for transmittal problems which are not reported to us by the following business day. Any reports must be accompanied by proof of the faxed transmittal.

We cannot guarantee that telephone or fax transactions will always be available. For example, our administrative office may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. Outages or slowdowns may prevent or delay our receipt of your request.

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In addition, you should protect your personal identification number (“PIN”) because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions via an automated telephone or online system is you or is authorized to act on your behalf.

We may discontinue this option at any time.

Third Party Investment Services

Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ.

Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Contracts. Western Reserve, therefore, takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties.

Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

5. EXPENSES

There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract. Unless we indicate otherwise, the expenses described below apply only during the accumulation period. The charges we deduct are used to pay aggregate Contract costs and expenses that we incur in providing the services and benefits under the Contract and assuming the risks associated with the Contract and riders. The charges may result in a profit to us.

Partial and Complete Surrenders

During the accumulation period, you can surrender part or all of the cash value. We will not deduct any surrender charges. Cash value is the annuity value, less the annual Contract charge, and any premium taxes. Partial surrenders may be subject to tax and a penalty may apply.

Mortality and Expense Risk Charge

We charge a fee as compensation for bearing certain mortality and expense risks under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily net assets that you have invested in each subaccount. This charge is deducted daily from the subaccounts during the accumulation period. During the income phase, if you elect a variable annuity option, we deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges.

If these charges do not cover our actual mortality and expense risk costs, we absorb the loss. Conversely, if the charges more than cover actual costs, the excess is added to our surplus. We expect to profit from these charges. We may use any profits to cover distribution costs.

Administrative Charge

We deduct an annual administrative charge to cover the costs of administering the Contracts. This charge is assessed daily and is equal to 0.40% per year of the average daily net assets that you have invested in each subaccount. This charge is deducted from the subaccounts during the accumulation period.

Additional Earnings Rider Charge

If you select the Additional Earnings Rider, there is an annual charge during the accumulation period of 0.35% of your Contract’s annuity value. The charge will not be increased once the rider has been issued. We deduct the rider charge from your annuity value on

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each rider anniversary and pro rata on the termination date of the rider, including Contract surrender. We do not assess this charge during the income phase.

Annual Contract Charge

We deduct an annual Contract charge of $30 from your annuity value on each Contract anniversary during the accumulation period and at surrender. We deduct this charge from the fixed account and each subaccount in proportion to the amount of annuity value in each account. We deduct this charge to cover our costs of administering the Contracts. We currently waive this charge if either the annuity value, or the total premium payments, minus all partial surrenders, equals or exceeds $50,000 on the Contract anniversary for which the charge is payable.

Transfer Charge

You are allowed to make 12 free transfers among the subaccounts per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Dollar cost averaging and asset rebalancing transfers are considered transfers. All transfer requests made on the same day are treated as a single request. There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future. We deduct the charge to compensate us for the cost of processing the transfer.

Loan Processing Fee

If you take a Contract loan, we will impose a $30 loan processing fee. We deduct this fee from the loan amount. This fee is not applicable for all states. This fee covers loan processing and other expenses associated with establishing and administering the loan reserve. Only certain types of qualified Contracts can take Contract loans.

Premium Taxes

Some states assess premium taxes on the premium payments you make. A premium tax is a regulatory tax that some states assess on the premium payments made into a contract. If we should have to pay any premium tax, we may deduct the tax from each premium payment or from the accumulation unit value as we incur the tax. We may deduct the total amount of premium taxes, if any, from the annuity value when:

• you elect to begin receiving annuity payments;

• you surrender the Contract;

• you request a partial surrender; or

• a death benefit is paid.

As of the date of this prospectus, the following states assess a premium tax on all initial and subsequent premium payments.

State	Qualified Contracts	Nonqualified Contracts

South Dakota	0.00%	1.25%
West Virginia	1.00%	1.00%
Wyoming	0.00%	1.00%

As of the date of this prospectus, the following states assess a premium tax against the accumulation unit value if you choose an annuity payment option instead of receiving a lump sum distribution:

State	Qualified Contracts	Nonqualified Contracts

California	0.50%	2.35%
Maine	0.00%	2.00%
Nevada	0.00%	3.50%

Federal, State and Local Taxes

We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.

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Portfolio Management Fees

The value of the assets in each subaccount is reduced by the management fees and expenses paid by the portfolios. The portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses reduce the value of your portfolio shares. A description of these fees and expenses is found in the Annuity Contract Fee Table section of this prospectus and in the fund prospectuses.

Our affiliate, AFSG, the principal underwriter for the Contracts, will receive the 12b-1 fees deducted from portfolio assets for providing shareholder support services to the portfolios. We and our affiliates, including the principal underwriter for the Contracts, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract and may be significant. Some advisers, administrators, distributors or portfolios may be affiliated with us and some may pay us (and our affiliates) more than others.

Waived Charges and Expenses to Groups

We may waive the annual Contract charge for Contracts sold to large groups of full-time employees of the same employer, including directors, officers and full-time employees of Western Reserve or its affiliates, or other groups where sales to the group reduce our administrative expenses.

6. TAXES

Note: Western Reserve has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult with your own tax advisor about your own circumstances. We believe that the Contract qualifies as an annuity contract for federal income tax purposes and the following discussion assumes it so qualifies. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity Contract until you take the money out either as a partial or complete surrender, or as annuity payments, or as a death benefit. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract — qualified or nonqualified (discussed below).

When a non-natural person (e.g., corporations or certain other entities other than tax-qualified trusts) owns a nonqualified Contract, the Contract will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Contracts

If you purchase the Contract under an individual retirement annuity, a 403(b) plan, 457 plan, or pension or profit sharing plan, your Contract is referred to as a qualified Contract.

If you purchase the Contract as an individual and not under a qualified Contract, your Contract is referred to as a nonqualified Contract.

Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a qualified Contract.

A qualified Contract may be used in connection with the following plans:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions. Roth IRA distributions may be tax-free if an owner meets certain rules.

•	Tax-Sheltered Annuity Plan (403(b) Plan): A 403(b) plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the Contract on a pre-tax basis.

•	Corporate Pension, Profit-Sharing and H.R. 10 Plans: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the Contract on a pre-tax basis.

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•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the Contract.

There are limits on the amount of annual contributions you can make to these plans. Other restrictions may apply. The terms of the plan may limit your rights under a qualified Contract. You should consult your legal counsel or tax advisor if you are considering purchasing a Contract for use with any retirement plan. We have provided more detailed information on these plans and the tax consequences associated with them in the SAI.

Partial and Complete Surrenders — Nonqualified Contracts

In general, if you make a partial surrender or systematic partial surrender from your Contract, the Code treats that surrender as first coming from earnings and then from your premium payments. When you make a partial surrender you are taxed on the amount of the surrender that is earnings. When you make a complete surrender you are generally taxed on the amount that your surrender proceeds exceed your premium payments, reduced by amounts partially surrendered which were not includable in gross income. Loans, pledges and assignments are taxed in the same manner as partial and complete surrenders. Different rules apply for annuity payments.

In the event of a partial surrender or systematic partial surrender from, or complete surrender of, a nonqualified Contract, we will withhold for tax purposes the minimum amount required by law, unless an owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.

The Code also provides that surrendered earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. They include any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

Multiple Contracts

All nonqualified, deferred annuity contracts entered into after October 21, 1988 that we issue (or our affiliates issue) to the same owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual’s gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. You should consult a competent tax advisor before purchasing more than one Contract or other annuity contracts.

Diversification and Distribution Requirements

The Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Qualified and nonqualified Contracts must meet certain distribution requirements upon an owner’s death in order to be treated as an annuity contract. A qualified Contract (except a Roth IRA) must also meet certain distribution requirements during an owner’s life. These diversification and distribution requirements are discussed in the SAI. We may modify the Contract to attempt to maintain favorable tax treatment.

Partial and Complete Surrenders — Qualified Contracts

The above information describing the taxation of nonqualified Contracts does not apply to qualified Contracts. There are special rules that govern qualified Contracts, including rules restricting when amounts can be paid from the Contracts and providing that a penalty tax may be assessed on amounts distributed from the Contract prior to the date you reach age 591/2, unless you meet one of the exceptions to this rule. We have provided more information in the SAI.

In the case of a partial surrender, systematic partial surrender, or complete surrender distributed to a participant or beneficiary under a qualified Contract (other than a Roth IRA or a qualified Contract under Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total annuity value. The “investment in the contract” generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a Contract which is not excluded from the individual’s gross income. For Contracts issued in connection with qualified plans, the “investment in the contract” can be zero.

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The Code limits distributions of premium payments from certain 403(b) Contracts. Distributions generally can only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Code); or

•	in the case of hardship. However, in the case of hardship, an owner can only partially surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified Contracts generally are taxed in the same manner as surrenders from such Contracts. Please refer to the SAI for further information applicable to distributions from 403(b) Contracts.

Taxation of Death Benefit Proceeds

We may distribute amounts from the Contract because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a complete surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the “investment in the contract” is not affected by an owner’s or annuitant’s death. That is, the “investment in the contract” remains generally the total premium payments, less amounts received which were not includable in gross income.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified Contracts (other than a Roth IRA, as to which there are special rules), only a portion of the annuity payments you receive will be includable in your gross income.

The excludable portion of each annuity payment you receive generally will be determined as follows:

•	Fixed payments — by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments — by dividing the “investment in the contract” on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and subject to tax as ordinary income.

If we permit you to select more than one annuity payment option, special rules govern the allocation of the Contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax advisor as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the maturity date, annuity payments stop because of an annuitant’s death, the excess (if any) of the “investment in the contract” as of the maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last tax return.

Transfers, Assignments or Exchanges of Contracts

If you transfer your ownership or assign a Contract, designate an annuitant or other beneficiary who is not also an owner, select certain maturity dates, or change annuitants, you may trigger certain income or gift tax consequences that are beyond the scope of this discussion. If you contemplate any such transfer, assignment, selection, or change, you should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to you. For example, the Internal Revenue Service may treat fees associated with the Additional Earnings Rider as a

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taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the Contract should be treated as a taxable withdrawal, you should consult with your tax advisor prior to selecting any optional benefit under the Contract.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Contract.

We have the right to modify the Contact to meet the requirements of any applicable federal or state laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend that the above discussion be construed as tax advice.

7. ACCESS TO YOUR MONEY

Partial and Complete Surrenders

During the accumulation period, you can have access to the money in your Contract in several ways:

•	by making either a partial or complete surrender; or

•	by taking annuity payments.

If you want to surrender your Contract completely, you will receive the cash value, which equals the annuity value of your Contract, minus:

•	any premium taxes;

•	any loans;

•	the annual Contract charge; and

•	the pro rata Additional Earnings Rider charge, if applicable.

The minimum fixed account cash value upon full surrender is 90% of the fixed account premium payments less partial surrenders and transfers from the fixed account accumulated at 3% per year.

The cash value will be determined at the accumulation unit value next determined as the end of the business day (usually 4:00 p.m. Eastern Time) on which we receive your request for surrender at our administrative office, unless you specify a later date in your request.

Unless we otherwise consent, no partial surrender is permitted if it would reduce the cash value below $25,000. You may not make partial surrenders from the fixed account unless we consent. Unless you tell us otherwise, we will take the partial surrender from each of the investment choices in proportion to the annuity value.

Unless we otherwise consent, the minimum amount available each time you request a partial surrender is $500.

Remember that any partial surrender you take will reduce the annuity value. Under some circumstances, a partial surrender will reduce the death benefit by more than the dollar amount of the partial surrender. See Section 9. Death Benefit, and the SAI for more details.

Income taxes, federal tax penalties and certain restrictions may apply to any partial or complete surrender you make.

We must receive a properly completed surrender request which must contain your original signature. We will accept fax or telephone requests for partial surrenders as long as the surrender proceeds are being sent to the address of record. The maximum surrender amount you may request by fax or telephone is $50,000.

When we incur extraordinary expenses, such as wire transfers or overnight mail expenses, for expediting delivery of your partial or complete surrender payment, we will deduct that charge from the payment. We charge $25 for a wire transfer and $20 for an overnight delivery ($30 for Saturday delivery).

For your protection, we will require a signature guarantee for:

•	all requests for partial or complete surrenders over $500,000;

•	where the partial or complete surrender proceeds will be sent to an address other than the address of record; or

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•	any request for partial or complete surrender within 30 days of an address change.

All signature guarantees must be made by:

•	a national or state bank;

•	a member firm of a national stock exchange; or

•	any institution that is an eligible guarantor under SEC rules and regulations.

Notarization is not an acceptable form of signature guarantee.

If the Contract’s owner is not an individual, additional information may be required. If you own a qualified Contract, the Code may require your spouse to consent to any surrender. Other restrictions will apply to Section 403(b) qualified Contracts and Texas Optional Retirement Program Contracts. For more information, call us at 1-800-851-9777 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time).

Delay of Payment and Transfers

Payment of any amount due from the separate account for a partial or complete surrender, a death benefit, loans, or on the death of an owner of a nonqualified Contract, will generally occur within seven days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:

•	the NYSE is closed for other than usual weekends or holidays or trading on the NYSE is otherwise restricted; or

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of transfers, partial or complete surrenders, death benefits and loan amounts from the fixed account for up to six months.

If mandated under applicable law, we may be required to reject a premium payment. We may be required to provide additional information about your account to governmental regulators. In addition, we may be required to block a Contract owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators.

Systematic Partial Surrenders

You can elect to receive regular payments from your Contract by using systematic partial surrenders. Unless you specify otherwise, we will deduct systematic partial surrender amounts from each subaccount (and, if we consent, the fixed account) in proportion to the value each subaccount bears to the annuity value at the time of the partial surrender. Payments are made monthly, quarterly, semi-annually or annually, in equal payments of at least $200 ($50 if by direct deposit). Your initial premium payment, if a new Contract, or your annuity value, if an existing Contract, must equal at least $25,000. We will not process a systematic partial surrender if the annuity value for the entire Contract would be reduced below $25,000. No systematic partial surrenders are permitted from the fixed account without our prior consent.

There is no charge for taking systematic partial surrenders. You may stop systematic partial surrenders at any time, but we must receive written notice at our administrative office at least 30 days prior to the date systematic partial surrenders are to be discontinued. We reserve the right to discontinue offering systematic partial surrenders 30 days after we send you written notice.

You can take systematic partial surrenders during the accumulation period only. On the maturity date, you must annuitize the Contract and systematic partial surrender payments must stop.

Income taxes, federal tax penalties and other restrictions may apply to any systematic partial surrender you receive.

Contract Loans for Certain Qualified Contracts

You can take Contract loans during the accumulation period when the Contract has been in force for at least 10 days and is used in connection with a tax-sheltered annuity plan under Section 403(b) of the Code (limit of one Contract loan per Contract year.

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The maximum amount you may borrow against the Contract is the lesser of:

     •     50% of the annuity value; or

     •     $50,000 reduced by the highest outstanding loan balance during the one-year period immediately prior to the loan date. However, if the annuity value is less than $20,000, the maximum you may borrow against the Contract is the lesser of 80% of the annuity value or $10,000.

The minimum loan amount is $1,000 (unless otherwise required by state law). You are responsible for requesting and repaying loans that comply with applicable tax requirements, and other laws, such as the Employee Retirement Income Security Act of 1974 (“ERISA”). In addition, the Department of Labor has issued regulations governing loans taken by plan participants under retirement plans subject to ERISA. These regulations require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, charge a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You and your employer are responsible for determining whether your plan is subject to, and complies with, ERISA and the Department of Labor’s regulations governing plan loans and the tax rules applicable to loans. Accordingly, you should consult a competent tax advisor before requesting a Contract loan.

The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and is used as collateral for all Contract loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.

On each Contract anniversary we will compare the amount of the Contract loan to the amount in the loan reserve. If all Contract loans and unpaid accrued interest due on the loan exceed the amount in the loan reserve, we will withdraw the difference and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding Contract loan, we will withdraw the difference from the loan reserve and transfer it in accordance with your current premium payment allocation. We reserve the right to transfer the excess to the fixed account if the amount used to establish the loan reserve was transferred from the fixed account.

If all Contract loans and unpaid interest due on the loan exceeds the cash value, we will mail to your last known address and to any assignee of record a notice stating the amount due in order to reduce the loan amount so that the loan no longer exceeds the cash value. If the excess amount is not paid within 31 days after we mail the notice, the Contract will terminate without value.

You can repay any Contract loan in full:

•	while the Contract is in force; and

•	during the accumulation period.

Note Carefully: If you do not repay your Contract loan, we will take a partial surrender for the amount of the unpaid loan balance plus interest from:

•	the amount of any death benefit proceeds;

•	the amount we pay upon a partial or complete surrender; or

•	the amount we apply on the maturity date to provide annuity payments.

You must pay interest on the loan at the rate of 6% per year. You are responsible for determining whether this interest rate is reasonable under ERISA. We deduct interest in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4%. Principal and interest must be repaid:

•	in level quarterly or monthly payments over a 5-year period; or

•	over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.

An extended repayment period cannot go beyond the year you turn 701/2.

If:

•	a repayment is not received within 31 days from the original due date;

Then:

•	a distribution of all Contract loans and unpaid accrued interest, and any applicable charges, will take place.

This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the Contract to not qualify under Section 403(b) of the Code.

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You may fax your loan request to us at 727-299-1620.

The loan date is the date we process the loan request. We charge a $30 fee to cover loan processing and expenses associated with establishing and administering the loan reserve (not applicable in all states). For your protection, we will require a signature guarantee for any loan request within 30 days of an address change. We reserve the right to limit the number of Contract loans to one per Contract year.

Contract loans may not be available in all states.

8. PERFORMANCE

We periodically advertise performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of performance.

First, we may disclose standardized total return figures for the subaccounts that reflect the deduction of all charges assessed during the accumulation period under the Contract, including the mortality and expense risk charge, the administrative charge and the annual Contract charge. Charges for the optional Additional Earnings Rider are not deducted. These figures are based on the actual historical performance of the subaccounts investing in the underlying portfolios since their inception, adjusted to reflect current Contract charges.

Second, we may disclose total return figures on a non-standardized basis. This means that the data may be presented for different time periods and different dollar amounts. We will only disclose non-standardized performance data if it is accompanied by standardized total return data.

Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception date of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

Fourth, we may include in our advertising and sales materials, tax-deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets.

The Series Fund prospectus presents the total return of certain existing SEC-registered funds that are managed by sub-advisers to the Series Fund portfolios. These funds have investment objectives, policies and strategies that are substantially similar to those of certain portfolios. We call the funds the “Similar Sub-Adviser Funds.” None of the fees and charges under the Contract has been deducted from the performance data of the Similar Sub-Adviser Funds. If Contract fees and charges were deducted, the investment returns would be lower. The Similar Sub-Adviser Funds are not available for investment under the Contract.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9. DEATH BENEFIT

Payments on Death

We will pay death benefit proceeds to your beneficiary(ies), under certain circumstances, if you are both an owner and annuitant, and you die during the accumulation period (that is before the maturity date). A beneficiary may choose to receive payment of his or her portion of the death benefit proceeds under a life annuity payment option, to continue the Contract in the accumulation period for a specified number of years, or to receive a lump sum payment. Death benefit provisions may differ from state to state.

If a beneficiary does not choose one of these options, then the default option for nonqualified Contracts is complete distribution of the beneficiary’s interest within 5 years of an owner’s death, and the default option for qualified Contracts is payout over a beneficiary’s life expectancy. Please see Section 9. Death Benefit — Alternate Payment Elections Before the Maturity Date for details.

Payments upon death are subject to certain distribution requirements under the Code. See the SAI for more details.

An additional death benefit may be payable if the Additional Earnings Rider was purchased and is in effect at the time the death benefit proceeds become payable. See Section 9. Death Benefit — Additional Earnings Rider for details.

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Before the Maturity Date. Payment of the death benefit proceeds depends on the status of the person who dies, as shown below:

Person Who Dies Before Maturity Date	Death Benefit
If an owner and the annuitant ARE the same person and person dies:	Then, we pay the death benefit proceeds to the beneficiaries, if alive,(1)(2)(3)(4)(5) and, in some cases, reset the death benefit.(4) If the surviving spouse is the joint owner and the Contract continues (or if the surviving spouse is sole beneficiary and elects to continue the Contract), then the annuity value is adjusted to equal the death benefit proceeds and the death benefit is reset.(3)
If the surviving spouse who continued the Contract dies:	Then, we pay the death benefit proceeds to the beneficiaries, if alive,(1)(2)(3)(4)(5) otherwise to the estate of the surviving spouse.
If an owner and an annuitant ARE NOT the same person, and an annuitant dies first:	Then, an owner becomes the annuitant and the Contract continues. In the event of joint owners, the younger joint owner will automatically become the new annuitant and the Contract will continue.
If an owner and an annuitant ARE NOT the same person, and an owner dies first:	Then, we pay the cash value to the beneficiary(1)(5)(7)(8), or if the sole beneficiary is the surviving spouse, the Contract continues.(6) In the event of joint owners, the surviving joint owner becomes the sole owner and the Contract will continue. If the Contract continues, we will not adjust the annuity value to equal the death benefit proceeds.(6)

(1)	The Code requires that payment to the beneficiaries be made in a certain manner and within certain strict timeframes. We discuss these timeframes in Alternate Payment Elections Before the Maturity Date below.

(2)	If no beneficiary is alive on the death report day, then the death benefit proceeds are paid to an owner’s estate. If the sole beneficiary was living on an owner’s date of death, but died before the death report day, the death benefit is paid to an owner’s estate, not to the beneficiary’s estate.

(3)	If the sole beneficiary is the deceased owner/annuitant’s surviving spouse, the surviving spouse may elect to continue the Contract in force as the new owner and annuitant. Likewise, if the joint owner is the deceased owner’s surviving spouse, the Contract will continue in force with the surviving spouse as the new owner and annuitant. In either case, we will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit on the death of the surviving spouse.

(4)	If a beneficiary elects to receive his or her portion of the death benefit proceeds within five years of the date of death of the annuitant or over a period that does not exceed such beneficiary’s life expectancy (the “distribution period”), then the Contract will continue with some modifications until the end of the elected distribution period. We will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit if such beneficiary dies during the distribution period. The Contract will terminate at the end of the distribution period.

(5)	If there are multiple beneficiaries, each beneficiary may elect, individually, how he or she wishes to receive his or her proportionate share of the death benefit proceeds.

(6)	If the sole beneficiary is alive and is the deceased owner’s surviving spouse at the time of the deceased owner’s death, then the Contract will continue with the spouse as the new owner.

(7)	If any beneficiary is alive, but is not the deceased owner’s spouse at the time of the deceased owner’s death, then the beneficiary must receive the cash value in the manner and within the timeframes discussed below in Alternate Payment Elections Before the Maturity Date.

(8)	If no beneficiary is alive, the owner’s estate will become the new owner and the cash value must be distributed within 5 years of the deceased owner’s death.

The death benefit proceeds are reduced by any outstanding Contract loans and premium taxes due.

Different rules apply if an owner or beneficiary is not a natural person. Please consult the SAI, your Contract or your agent for more details.

After the Maturity Date. The death benefit paid after the start of annuity payments depends upon the annuity option you selected. See Section 2. Annuity Payments (The Income Phase) — Fixed Annuity Payment Options and Variable Annuity Payment Options. Not all payment options provide for a death benefit.

If an annuitant dies on or after the start of annuity payments, the remaining portion of any interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the annuitant’s death.

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Amount of Death Benefit Before the Maturity Date

Death benefit provisions may differ from state to state. The death benefit proceeds may be paid as a lump sum, as substantially equal payments while the Contract continues in the accumulation period for a specified number of years, or as annuity payments but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.

If an owner who is the annuitant dies before the maturity date and if the death benefit proceeds are payable, the standard death benefit proceeds will be the greater of:

•	the annuity value of your Contract on the death report day; or

•	the total premium payments you make to the Contract as of the death report day, reduced by adjusted partial surrenders.

The death benefit proceeds are not payable after the maturity date.

Effect of Adjusted Partial Surrender on Death Benefits

When you request a partial surrender, we will reduce the death benefit by an “adjusted partial surrender.” A partial surrender will reduce the death benefit proceeds by the amount of the partial surrender times the ratio of:

•	the amount of the death benefit proceeds on the same date as, but immediately before the processing of the partial surrender, to

•	the annuity value immediately before the partial surrender.

We have included a more detailed explanation of this adjustment in the SAI.

If the death benefit proceeds are greater than the annuity value prior to the partial surrender, the adjusted partial surrender may be more than the amount of your request. For this reason, if a death benefit is paid after you have made a partial surrender, then the total of that partial surrender and the death benefit could be less than the death benefit immediately before you have made a partial surrender. If the death benefit proceeds are less than the annuity value prior to the partial surrender, the adjusted partial surrender will reduce the death benefit dollar for dollar.

Additional Benefits with Spousal Continuation

If an owner who is the annuitant dies before the maturity date, and the surviving spouse of the deceased owner continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit on the death of the surviving spouse. We will revise the way we calculate that death benefit so that it is based on the age of such beneficiary.

Additional Death Benefit on Beneficiary’s Death

If an owner who is the annuitant dies before the maturity date, and if the deceased owner’s spouse is not named as the joint owner or as the sole beneficiary who elects to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit proceeds over a period not to exceed that beneficiary’s life expectancy (the “distribution period”). We will pay a death benefit if the beneficiary dies during the distribution period and permit such beneficiary to name a new beneficiary. We will revise the way we calculate that death benefit so that it is based on the age of such beneficiary.

Alternate Payment Elections Before the Maturity Date

If a beneficiary is entitled to receive the death benefit proceeds, a beneficiary may elect to receive the death benefit in a lump sum payment or to receive payment under one of the following options that provides for complete distribution and termination of this Contract at the end of the distribution period:

1.	within 5 years of the date of an owner’s death;

2.	over the beneficiary’s lifetime, with payments beginning within one year of the deceased owner’s death; or

3.	over a specific number of years, not to exceed the beneficiary’s life expectancy, with payments beginning within one year of an owner’s death.

Different rules may apply if the Contract is a qualified Contract.

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To determine payments, we may use the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning within one year of the deceased owner’s death.

Multiple beneficiaries may choose individually among any of these options.

If a beneficiary chooses 1 or 3 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The beneficiary’s proportionate share of the death benefit proceeds becomes the new annuity value. Any payments made to a beneficiary under option 3 will be treated as adjusted partial surrenders. See Effect of Adjusted Partial Surrender on Certain Death Benefits above. If a beneficiary chooses 2 above, the Contract remains in effect, but moves into the income phase with that beneficiary receiving payments under a life annuity payment option. Special restrictions apply to options 1 and 3 above. See the SAI for more details.

These Alternate Payment Elections do not apply if the sole beneficiary is the surviving spouse of the deceased owner and the surviving spouse continues the Contract. These Alternate Payment Elections do apply when we pay the cash value to the beneficiary on the death of an owner who is not the annuitant. When an owner who is not the annuitant dies, we do not increase the annuity value to equal the death benefit proceeds.

Additional Earnings Rider

The Additional Earnings Rider may pay an Additional Earnings Rider Amount when an owner who is the annuitant dies and death benefit proceeds are paid under your Contract. You may elect the rider when we issue the Contract or on any Monthiversary during the accumulation period. In order to buy this rider:

•	you must be both the owner and annuitant (except in the case of a trust or employer-sponsored plan); and

•	you, a joint owner and the annuitant must be age 75 or younger.

Unless we otherwise consent, we limit the number of Additional Earnings Riders to one per annuitant.

The date you add the rider to the Contract is the rider date.

We will pay the Additional Earnings Rider Amount under this rider only if:

•	the rider is in force at the time of death;

•	death benefit proceeds are payable under the Contract; and

•	there are rider earnings when the death benefit proceeds are calculated.

Additional Earnings Rider Amount. The Additional Earnings Rider Amount is equal to the additional earnings factor (see below), multiplied by the lesser of:

•	the rider earnings on the date we calculate the death benefit proceeds (the death report day); or

•	the rider earnings limit (shown on your rider) multiplied by the rider base on the death report day.

The maximum we will pay under this rider is $1 million.

Rider earnings equal:

• the death benefit proceeds payable under the Contract; minus
• the rider base, which is:

• the annuity value of the Contract on the rider date (or the death benefit proceeds on the rider date, if greater); plus
• the premium payments made after the rider date; less
• the amount of each partial surrender made after the rider date, multiplied by the ratio of the rider base to the annuity value immediately before the partial surrender.

Example: On May 1, 2002, a person aged 60 purchases a Contract with the Additional Earnings Rider for a $40,000 premium payment (the rider base). The rider has an additional earnings factor of 40% and rider earnings limit of 250%. The maximum benefit we will pay under the rider is $1,000,000.

At the time of an owner’s death, the death benefit proceeds are valued at $75,000. To calculate the benefit we will pay under the Additional Earnings Rider (that is, the Additional Earnings Rider Amount), first we subtract the rider base ($40,000) from the death benefit proceeds to get the rider earnings ($75,000—$40,000=$35,000).

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Then we perform several additional calculations. The benefit we pay under the Additional Earnings Rider is the lesser of a), b), or c):

a) The rider earnings ($35,000) multiplied by the additional earnings factor (40%)=$14,000;

b) The rider earnings limit (250%) multiplied by the rider base ($40,000) multiplied by the additional earnings factor (40%)=$40,000; or

c) The maximum benefit under the rider=$1,000,000.

The Additional Earnings Rider Amount (that is, the benefit we will pay under the Additional Earnings Rider), under these circumstances, is $14,000. The total death benefit (that is, the death benefit proceeds plus the Additional Earnings Rider Amount) under these circumstances is $89,000 ($75,000+$14,000).

For additional examples, see the SAI.

We will not pay a benefit under the Additional Earnings Rider if there are no rider earnings on the date we calculated the death benefit proceeds. If you purchased your Contract as part of a 1035 exchange or if you added the rider after you purchased the Contract, rider earnings do not include any gains before the rider is added to your Contract. As with all insurance, you may not realize a benefit from the purchase of this rider.

The additional earnings factors are as follows:

Owner/Annuitant's Age
on the Rider Date	Percent
0-65	40%
66-67	35%
68-69	30%
70-75	25%

For purposes of computing taxable gains payable on the death benefit proceeds, both the death benefit proceeds payable under the Contract and the Additional Earnings Rider Amount will be considered.

See the SAI for an example which illustrates the Additional Earnings Rider Amount payable as well as the effect of a partial surrender on the Additional Earnings Rider Amount.

Continuation. If an owner who is the annuitant dies during the accumulation period and the deceased owner’s spouse continues or elects to continue the Contract, and the annuity value is adjusted to equal the death benefit proceeds, the deceased owner’s spouse will have the following options:

•	terminate the Additional Earnings Rider and receive a one-time annuity value increase equal to the Additional Earnings Rider Amount; or

•	continue the Additional Earnings Rider (with fees) without the one-time annuity value increase. An Additional Earnings Rider Amount would then be paid upon the death of the spouse who continued the Contract. Because we have not issued a new rider, but simply continued the rider purchased by the deceased owner, we will calculate the Additional Earnings Rider Amount using the additional earnings factor and other calculation factors applicable to the original rider.

Alternate Election. If an owner who is the annuitant dies during the accumulation period and one or more of the beneficiaries elects to receive the complete distribution of the death proceeds under alternate payment option (1) or (3), then that beneficiary will have the following options:

•	terminate the Additional Earnings Rider and receive a one-time increase in death benefit proceeds equal to a proportionate share of the Additional Earnings Rider Amount; or

•	continue the Additional Earnings Rider (with fees) without the one-time annuity value increase. An Additional Earnings Rider Amount would then be paid in a lump sum upon the death of the beneficiary and the Contract will terminate. This amount will be calculated using the additional earnings factor and other calculation factors determined under the original rider. The required annual distributions under the alternate payment elections are likely to reduce significantly the value of this rider during this period.

See Alternate Payment Election Options Before the Maturity Date above.

Rider Fee. There is an annual charge during the accumulation period of 0.35% of your Contract’s annuity value. The charge will not be increased once the rider has been issued. We deduct the rider charge from your annuity value on each rider anniversary and pro rata

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on the termination date of the rider. We will deduct this fee from each subaccount and the fixed account in proportion to the amount of the annuity value in each account. We do not assess this charge during the income phase. The rider fee is deducted even during periods when the rider would not pay any benefit because there are no rider earnings.

Termination. The rider will remain in effect until:

•	we receive your written cancellation notice at our administrative office;

•	you annuitize or surrender the Contract; or

•	the Additional Earnings Rider Amount is paid or added to the annuity value under a continuation.

Once you terminate the rider, you may re-select it during the accumulation period, if we are still offering the rider; however, a new rider will be issued and the Additional Earnings Rider Amount will be redetermined. Please note that if you terminate the rider and then re-select it, the rider will only cover gains, if any, since it was re-selected, and the terms and charges of the new rider may differ from those of the terminated rider.

It is possible that the Internal Revenue Service may take a position that charges for the Additional Earnings Rider should be treated as taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable distribution, you should consult your tax advisor before selecting this rider under the Contract.

The Additional Earnings Rider may vary by state and may not be available in all states.

10. OTHER INFORMATION

Ownership

You, as owner of the Contract, exercise all rights under the Contract, including the right to transfer ownership (subject to any assignee or irrevocable beneficiary’s consent). You can change an owner at any time by notifying us in writing at our administrative office. An ownership change may be a taxable event. Joint owners may be named provided they are husband and wife. Joint ownership is not available in all states.

Annuitant

The annuitant is the person named in the application to receive annuity payments. If no person is named, an owner will be the annuitant. As of the maturity date, and upon our agreement, an owner may change the annuitant or, if either annuity Option C or Option E has been selected, add a joint-annuitant. On the maturity date, the annuitant(s) will become the payee(s) and receive the annuity payments.

Beneficiary

A beneficiary is the person who receives the death benefit proceeds when an owner who is also the annuitant dies. If an owner who is not the annuitant dies before the annuitant and the sole beneficiary is not an owner’s spouse and there is no joint owner, the beneficiary will receive the cash value. You may change the beneficiary(ies) during the lifetime of the annuitant, subject to the rights of any irrevocable beneficiary. Any change must be made in writing and received by us at our administrative office and, if accepted, will be effective as of the date on which the request was signed by an owner. Before the maturity date, if an owner who is the annuitant dies, and no beneficiary is alive on the death report day, benefits payable at death will be paid to the owner’s estate. In the case of certain qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a beneficiary. See the SAI for more details on the beneficiary.

Assignment

You can also assign the Contract any time before the maturity date. We will not be bound by the assignment until we receive written notice of the assignment at our administrative office. We will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract, and such assignments may be subject to tax penalties and taxed as distributions under the Code.

Western Reserve Life Assurance Co. of Ohio

Western Reserve was incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is wholly-owned by First AUSA Life Insurance Company, a stock life insurance company which is wholly-owned indirectly by AEGON USA, Inc. (“AEGON USA”), which conducts most of its operations through

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subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York. Western Reserve is obligated to pay all benefits under the Contract.

The Separate Account

Western Reserve established a separate account, called the WRL Series Annuity Account, under the laws of the State of Ohio on April 12, 1988. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Currently, there are 43 subaccounts offered through this Contract. Western Reserve may add, close, remove, combine or substitute subaccounts or investments held by the subaccounts, and reserves the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the separate account or Western Reserve.

The assets of the separate account are held in Western Reserve’s name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business Western Reserve may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

Information about the separate account can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (www.sec.gov) that contains other information regarding the separate account.

Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old contract, and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax, and penalty tax, on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

Voting Rights

Western Reserve will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio. More information on voting rights is provided in the SAI.

Distribution of the Contracts

AFSG, an affiliate of Western Reserve, is the principal underwriter of the Contracts. Like Western Reserve, it is an indirect wholly-owned subsidiary of AEGON USA. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. (the “NASD”). More information about AFSG is available at www.nasdr.com or by calling 1-800-289-9999.

AFSG will receive the 12b-1 fees assessed against the fund shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the funds held for the Contracts as compensation for providing certain recordkeeping services.

The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG, including InterSecurities, Inc., World Group Securities, Inc., Transamerica Capital, Inc. and Transamerica Financial Advisors, Inc., all affiliates of Western Reserve. We will generally pay broker/dealers first year sales commissions in an amount up to 1% of premium payments. In addition, broker/dealers may receive

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commissions on an ongoing basis of up to 1% of the annuity value (excluding the fixed account) in each Contract year, starting at the end of the first quarter of the second Contract year, provided the Contract has an annuity value (excluding the fixed account) of $25,000 or more in the subaccounts. In addition, broker/dealers may receive bonuses based on production and persistency. These ongoing commissions are not deducted from premium payments. Certain production, persistency and managerial bonuses may also be paid. Subject to applicable federal and state laws and regulations, Western Reserve may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on sales of the Contracts, including other sales incentives, are not directly charged to Contract owners or the separate account.

We offer the Contracts on a continuous basis. We anticipate continuing the offering of the Contracts. However, we reserve the right to discontinue the offering at any time.

Non-Participating Contract

The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.

Variations in Contract Provisions

Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not direct or transfer any money to the fixed account.

IMSA

We are a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-497-2900.

Legal Proceedings

Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG’s ability to perform under its principal underwriting agreement or on Western Reserve’s ability to meet its obligations under the Contract.

Financial Statements

The financial statements of Western Reserve and the separate account are included in the SAI.

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Definitions of Special Terms
The Contract — General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
Administration
Records and Reports
Distribution of the Contracts
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

Inquiries and requests for an SAI should be directed to:

Western Reserve Life
Administrative Office
Attention: Annuity Department
P. O. Box 9051
Clearwater, Florida 33758-9051
1-800-851-9777
(Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time)

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APPENDIX A
CONDENSED FINANCIAL INFORMATION

Because the subaccounts available under this Contract commenced operations on May 1, 2003, there is no history of accumulation unit values for the subaccounts.

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APPENDIX B
HISTORICAL PERFORMANCE DATA

Standardized Performance Data

We may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.

WRL Transamerica Money Market Subaccount. The yield of the WRL Transamerica Money Market subaccount is the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period, not including capital changes or income other than investment income, is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but we assume that the income earned is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount, other than the WRL Transamerica Money Market subaccount, refers to the annualized income generated by an investment in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount assumes that an investment has been held in a subaccount for various periods of time including a period measured from the date the first subaccount investing in the underlying portfolios began operations. When the first subaccount investing in the underlying portfolios has been in operation for 1, 5, and 10 years, the total return for these periods will be provided, adjusted to reflect current subaccount charges. The total return quotations will represent the average annual compounded rates of return of investment of $1,000 in the subaccount as of the last day of each period. We do not show performance for subaccounts in operation for less than 6 months.

The yield and total return calculations for a subaccount are not reduced by any premium taxes. For additional information regarding yields and total returns, please refer to the SAI.

Based on the method of calculation described in the SAI, the standardized average annual total returns of the subaccounts for periods from inception of the subaccounts investing in the underlying portfolios to December 31, 2002 and for the one, five and ten year periods ended December 31, 2002 are shown in Table 1 below. Although the Contract and the subaccounts did not exist during the periods shown in Table 1, the returns of the subaccounts shown have been adjusted to reflect current charges imposed under the Contract during the accumulation period. Total returns shown in Table 1 reflect deductions of 1.25% for the mortality and expense risk charge for the standard death benefit, 0.40% for the administrative charge and $30 for the annual Contract charge (based on an anticipated average Contract size of $10,000, the annual Contract charge translates into a charge of 0.30%). The optional Additional Earnings Rider charge of 0.35% of annuity value has not been deducted. Total returns would be less if these charges were reflected. Charges deducted after the maturity date are not reflected in Table 1.

In addition, the standardized average total returns of the ATSF subaccounts reflect the performance of the Initial Class of shares for each underlying portfolio for the period from the subaccount inception date to December 31, 2002, adjusted to deduct the 12b-1 fee for the Service Class shares of 0.25%.

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TABLE 1
Standardized Average Annual Total Returns of the Subaccounts
(Without Additional Earnings Rider)
(Total Separate Account Annual Expenses: 1.65%)

	1 Year	5 Years	10 Years	Inception of the	Subaccount
	Ended	Ended	Ended	Subaccount to	Inception
Subaccount	12/31/2002	12/31/2002	12/31/2002	12/31/2002(2)	Date(2)
WRL Transamerica Money Market(1)	6.14%	3.43%	2.75%	2.99%	02/24/1989
WRL AEGON Bond	34.56%	9.39%	7.13%	7.74%	02/24/1989
WRL Janus Growth	(74.67)%	(20.85)%	(5.95)%	0.69%	02/24/1989
WRL Janus Global	(63.12)%	(13.73)%	0.79%	0.92%	12/03/1992
WRL LKCM Strategic Total Return	(27.72)%	(5.21)%	N/A	3.17%	03/01/1993
WRL Van Kampen Emerging Growth	(70.32)%	(14.75)%	N/A	(0.07)%	03/01/1993
WRL Alger Aggressive Growth	(73.12)%	(18.71)%	N/A	(5.42)%	03/01/1994
WRL Federated Growth & Income	42.77%	13.98%	N/A	13.00%	03/01/1994
WRL Transamerica Value Balanced	(17.81)%	(1.57)%	N/A	4.16%	01/03/1995
WRL PBHG/NWQ Value Select	(19.30)%	(2.99)%	N/A	2.41%	05/01/1996
WRL American Century International	(58.17)%	(18.87)%	N/A	(15.30)%	01/02/1997
WRL GE U.S. Equity	(43.61)%	(7.45)%	N/A	(2.79)%	01/02/1997
WRL Third Avenue Value	10.77%	N/A	N/A	9.49%	01/02/1998
WRL Clarion Real Estate Securities	(49.44)%	N/A	N/A	10.95%	05/01/1998
WRL Marsico Growth	(56.79)%	N/A	N/A	(23.31)%	05/03/1999
WRL Munder Net50	(39.76)%	N/A	N/A	(41.60)%	05/03/1999
WRL T. Rowe Price Equity Income	(36.27)%	N/A	N/A	(13.58)%	05/03/1999
WRL T. Rowe Price Small Cap	(53.74)%	N/A	N/A	(17.28)%	05/03/1999
WRL Salomon All Cap	(33.40)%	N/A	N/A	(3.54)%	05/03/1999
WRL PBHG Mid Cap	(68.37)%	N/A	N/A	(28.59)%	05/03/1999
WRL Dreyfus Mid Cap	(19.22)%	N/A	N/A	(3.26)%	05/03/1999
WRL Great Companies — AmericaSM	(41.41)%	N/A	N/A	(19.32)%	05/01/2000
WRL Great Companies — TechnologySM	(84.83)%	N/A	N/A	(64.73)%	05/01/2000
WRL Great Companies — Global(2)	(58.96)%	N/A	N/A	(41.84)%	09/01/2000
WRL Asset Allocation – Conservative Portfolio	N/A	N/A	N/A	N/A	05/01/2002
WRL Asset Allocation – Moderate Portfolio	N/A	N/A	N/A	N/A	05/01/2002
WRL Asset Allocation – Moderate Growth Portfolio	N/A	N/A	N/A	N/A	05/01/2002
WRL Asset Allocation – Growth Portfolio	N/A	N/A	N/A	N/A	05/01/2002
WRL PIMCO Total Return	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica Convertible Securities	N/A	N/A	N/A	N/A	05/01/2002
WRL Janus Balanced	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica Equity	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica Growth Opportunities	N/A	N/A	N/A	N/A	05/01/2002
WRL Transamerica U.S. Government Securities	N/A	N/A	N/A	N/A	05/01/2002
WRL J.P. Morgan Enhanced Index	N/A	N/A	N/A	N/A	05/01/2002
WRL Capital Guardian Value	N/A	N/A	N/A	N/A	05/01/2002
WRL Capital Guardian U.S. Equity	N/A	N/A	N/A	N/A	05/01/2002
WRL MFS High Yield	N/A	N/A	N/A	N/A	05/01/2003
Access U.S. Government Money Market Portfolio	N/A	N/A	N/A	N/A	05/01/2003
Potomac Dow 30 Plus Portfolio	N/A	N/A	N/A	N/A	05/01/2003
Potomac OTC Plus Portfolio	N/A	N/A	N/A	N/A	05/01/2003
Foxhall Opportunity Growth Portfolio	N/A	N/A	N/A	N/A	05/01/2003
Wells S&P REIT Index Portfolio	N/A	N/A	N/A	N/A	05/01/2003

(1)	Yield more closely reflects the current earnings of the WRL Transamerica Money Market subaccount than its total return. An investment in the WRL Transamerica Money Market subaccount is not insured or guaranteed by the FDIC. While this subaccount seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.

(2)	Refers to the date when the separate account first invested in the underlying portfolios.

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Non-Standardized Performance Data

In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

We may from time to time also disclose average annual total return or other performance data in non-standardized formats for the subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or annuity payments.

All non-standardized performance data will be advertised only if the standardized performance data as shown in Table 1 is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

Adjusted Historical Portfolio Performance Data

We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance would include data that precedes the inception dates of the subaccounts investing in the underlying portfolios. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio’s performance. This data assumes that the subaccounts available under the Contract were in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Contract. The charge for the optional Additional Earnings Rider — 0.35% of annuity value — will not be deducted. This data is not intended to indicate future performance.

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PART B

INFORMATION REQUIRED IN A
STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

WRL FREEDOM ACCESS®
VARIABLE ANNUITY

Issued through
WRL SERIES ANNUITY ACCOUNT

Offered by
WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

570 Carillon Parkway
St. Petersburg, Florida 33716

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the WRL Freedom Access® variable annuity offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 2003, by calling 1-800-851-9777 (Monday – Friday 8:30 a.m. — 7:00 p.m. Eastern Time), by writing to the administrative office, Western Reserve Life, Annuity Department, P. O. Box 9051, Clearwater, Florida 33758-9051 or by visiting our website at www.westernreserve.com. The prospectus sets forth information that a prospective investor should know before investing in a Contract. Terms used in the current prospectus for the Contract are incorporated in this SAI.

This SAI is not a prospectus and should be read only in conjunction with the prospectus for the Contract and with the prospectuses for the funds.

Dated: May 1, 2003

DEFINITIONS OF SPECIAL TERMS

accumulation period accumulation unit value	The period between the Contract date and the maturity date while the Contract is in force. An accounting unit of measure we use to calculate subaccount values during the accumulation period.
administrative office	Our administrative office and mailing address is P. O. Box 9051, Clearwater, Florida 33758-9051 Our street address is 570 Carillon Parkway, St. Petersburg, Florida 33716. Our phone number is 1-800-851-9777.
age	The issue age is the annuitant’s age on his/her birthday immediately preceding the Contract date. Attained age is the issue age plus the number of completed Contract years. When we use the term “age” in this SAI, it has the same meaning as “attained age” in the Contract.
annuitant	The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the Contract’s death benefit provisions and annuity provision.
annuity unit value	An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.
annuity value	The sum of the separate account value and the fixed account value at the end of any valuation period.
beneficiary(ies)	The person(s) you elect to receive the death benefit proceeds under the Contract.
cash value	The annuity value less any applicable premium taxes and any rider charges.
Code	The Internal Revenue Code of 1986, as amended.
Contract anniversary	The same day in each succeeding year as the Contract date. If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the first day of the next month.
Contract date	Generally, the later of the date on which the initial premium payment is received, or the date that the properly completed application is received, at Western Reserve’s administrative office. We measure Monthiversaries, Contract years, Contract months and Contract anniversaries from the Contract date.
death benefit proceeds	If an owner who is the annuitant dies during the accumulation period, the death benefit proceeds are the amount, if any, payable under the death benefit option shown on your Contract schedule page.
death claim day	Any day after the death report day on which we receive a beneficiary’s completed election form regarding payment of his/her portion of the death benefit proceeds that are payable upon the death of an owner who is the annuitant.
death report day	The valuation date on which we have received both proof of death of an owner who is the annuitant and the beneficiary’s election regarding payment. If the spouse of the deceased owner/annuitant continues (if a joint owner) or elects to continue (if sole beneficiary) the Contract, there are two death report days (one relating to the death of the first owner/annuitant to die; the second relating to the death of the spouse who continues the Contract). If there is no spousal continuation of the Contract, then there is only one death report day for the Contract. If there are multiple beneficiaries, the death report day is the earliest date on which we receive both proof of death and any beneficiary’s completed election form.
fixed account	An option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.
fixed account value	During the accumulation period, your Contract’s value in the fixed account.
funds	Investment companies which are registered with the U.S. Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Contract in the future.
in force	Condition under which the Contract is active and an owner is entitled to exercise all rights under the Contract.
maturity date	The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant’s 95th birthday.
Monthiversary	The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the Contract date, the Monthiversary is the first day of the next month.
NYSE	New York Stock Exchange.
nonqualified Contracts	Contracts issued other than in connection with retirement plans.
owner (you, your)	The person(s) entitled to exercise all rights under the Contract. The annuitant is an owner unless the application states otherwise, or unless a change of ownership is made at a later time. Joint owners may be named, provided the joint owners are husband and wife. Joint ownership is not available in all states.
portfolio	A separate investment portfolio of a fund.

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premium payments	Amounts paid by an owner or on an owner’s behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term “premium payment” in this SAI, it has the same meaning as “net premium” in the Contract, which means the premium payment less any applicable premium taxes.
qualified Contracts	Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account	WRL Series Annuity Account, a unit investment trust consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of a fund.
separate account value	During the accumulation period, your Contract’s value in the separate account, which equals the sum of the values in each subaccount.
subaccount	A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.
surrender	The termination of a Contract at the option of an owner.
valuation date/business day	Each day on which the NYSE is open for trading, except when a subaccount’s corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term “business day,” it has the same meaning as valuation date.
valuation period	The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.
Western Reserve (we, us our)	Western Reserve Life Assurance Co. of Ohio

2

In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Contract, which may be of interest to a prospective purchaser.

THE CONTRACT—GENERAL PROVISIONS

Owner

The Contract shall belong to the owner upon issuance of the Contract after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the Contract; (2) surrender the Contract; (3) amend or modify the Contract with Western Reserve’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of an owner’s spouse in a community or marital property state.

A joint owner may only be a spouse and may be named in the Contract application or in a written notice to our administrative office. The surviving joint owner will become the sole owner upon the other joint owner’s death. If the surviving joint owner dies before the annuitant, the surviving joint owner’s estate will become the owner if no beneficiary is named and alive. However, if a beneficiary is named and alive, the beneficiary will receive the cash value.

An owner may change the ownership of the Contract in a written notice to our administrative office. When this change takes effect, all rights of ownership in the Contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will take effect as of the date Western Reserve accepts the written notice. We assume no liability for any payments made, or actions taken before a change is accepted, and shall not be responsible for the validity or effect of any change of ownership. Changing an owner cancels any prior choice of owner, but does not change the designation of the beneficiary or the annuitant.

Entire Contract

The Contract and any endorsements thereon and the Contract application constitute the entire contract between Western Reserve and the owner. All statements in the application are representations and not warranties. No statement will cause the Contract to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Gender

If the age or gender of the annuitant has been misstated, Western Reserve will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or gender. The dollar amount of any underpayment Western Reserve makes shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Western Reserve due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof Western Reserve finds satisfactory.

Addition, Deletion, or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to make add, remove or combine subaccounts, and substitute the shares that are held by the separate account for shares of another portfolio, at our discretion. We reserve the right to eliminate the shares of any portfolios of a fund and to substitute shares of another portfolio of a fund (or of another open-end registered investment company) if the shares of a portfolio are no longer available for investment or, if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account. We will not, however, substitute shares attributable to an owner’s interest in a subaccount without notice to, and prior approval of, the Securities and Exchange Commission (the “SEC”) to the extent required by the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law.

We also reserve the right to establish additional subaccounts, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of Western Reserve, marketing, tax, investment or other conditions warrant, and any new subaccounts will be made available to existing owners on a basis to be determined by Western Reserve. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant.

In the event of any such substitution or change, we may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by us to be in the best interests of persons having voting

3

rights under the Contracts, the separate account may be operated as a management company under the 1940 Act, or subject to any required approval, it may be deregistered under the 1940 Act in the event such registration is no longer required.

We reserve the right to change the investment objective of any subaccount. Additionally, if required by law or regulation, we will not materially change an investment objective of the separate account or of a portfolio designated for a subaccount unless a statement of change is filed with and approved by the appropriate insurance official of the state of Western Reserve’s domicile, or deemed approved in accordance with such law or regulation.

Annuity Payment Options

During the lifetime of the annuitant and prior to the maturity date, the owner may choose an annuity payment option or change the election. If no election is made prior to the maturity date, annuity payments will be made under Payment Option D as Variable Life Income with 10 years of guaranteed payments.

Thirty days prior to the maturity date, we will mail to the owner a notice and a form upon which the owner can select allocation options for the annuity proceeds as of the maturity date. We reserve the right to limit transfers to once per year after the maturity date. If a separate account annuity option is chosen, the owner must include in the written notice the subaccount allocation of the annuity proceeds as of the maturity date. If we do not receive that form or other written notice acceptable to us prior to the maturity date, the Contract’s existing allocation options will remain in effect. The owner may also, prior to the maturity date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity option and payment frequency provides for payments of at least $20 per period. If none of these is possible, a lump sum payment will be made.

Determination of the First Variable and Fixed Payment. The amount of the first variable and fixed annuity payment is determined by multiplying the annuity proceeds times the appropriate rate for the annuity option selected. The rates are based on the Society of Actuaries 1983 Individual Mortality Table A with projection Scale G, and variable rates are based on a 5% effective annual assumed investment return and assuming a maturity date in the year 2000. Gender based mortality tables will be used unless prohibited by law.

The amount of the first annuity payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant’s actual age nearest birthday, at the maturity date, adjusted as follows:

Maturity Date	Adjusted Age

Before 2001	Actual Age
2001-2010	Actual Age minus 1
2011-2020	Actual Age minus 2
2021-2030	Actual Age minus 3
2031-2040	Actual Age minus 4
After 2040	As determined by Western Reserve

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. The amount of variable annuity payments after the first will increase or decrease according to the annuity unit value which reflects the investment experience of the selected subaccount(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected subaccount multiplied by the annuity unit value of that subaccount on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that subaccount by the annuity unit value of that subaccount on the date the first annuity payment is processed.

Death Benefit

The discussion and the first set of examples below assume the Additional Earnings Rider is not included in the Contract.

Adjusted Partial Surrender. A partial surrender will reduce the amount of your compounding/annual step-up death benefit, if selected, by an amount called the adjusted partial surrender. The reduction depends on the relationship between the compounding/annual step-up death benefit, and annuity value. The adjusted partial surrender is the amount of a partial surrender times the ratio of [(a) divided by (b)] where:

(a)  is the amount of either death benefit prior to the partial surrender; and

(b)  is the annuity value prior to the partial surrender.

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The following examples describe the effect of surrender on the compounding/annual step-up death benefit, and annuity value.

EXAMPLE 1
(Assumed Facts for Example)

$75,000	current compounding/annual step-up death benefit (CASDB) before surrender
$50,000	current annuity value before surrender
$75,000	current death benefit (larger of annuity value and CASDB)
$15,000	requested partial surrender
$22,500	adjusted partial surrender = 15,000 *(75,000/50,000)
$52,500	new CASDB (after partial surrender) = 75,000 – 22,500
$35,000	new annuity value (after partial surrender) = 50,000 – 15,000

Summary:

Reduction in CASDB	= $22,500
Reduction in annuity value	= $15,000

NOTE: The CASDB is reduced more than the annuity value since the CASDB was greater than the annuity value just prior to the partial surrender.

EXAMPLE 2
(Assumed Facts for Example)

$50,000	current CASDB before surrender
$75,000	current annuity value before surrender
$75,000	current death benefit (larger of annuity value and CASDB)
$15,000	requested partial surrender
$15,000	adjusted partial surrender = 15,000 *(75,000/75,000)
$35,000	new CASDB (after partial surrender) = 50,000 – 15,000
$60,000	new annuity value (after partial surrender) = 75,000 – 15,000

Summary:

Reduction in CASDB	= $15,000
Reduction in annuity value	= $15,000

NOTE: The CASDB and annuity value are reduced by the same amount since the annuity value was higher than the CASDB just prior to the partial surrender.

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Additional Earnings Rider. The following examples illustrate the additional death benefit payable under the Additional Earnings Rider, as well as the effect of a partial surrender on the Additional Earnings Rider Amount.

EXAMPLE 1 – Basic Additional Earnings Rider Example, with no additional premiums or partial surrenders
(Assumed Facts for Example)

At Rider Issue	60	Rider Issue Age
	40%	Additional Earnings Factor (AEF)
	250%	Rider Earnings Limit (REL)
	$1,000,000	Maximum Rider Benefit (MRB)
	$40,000.00	Rider Base at issue (RBI) (equal to the greater of the death benefit proceeds on the Rider Date or the Annuity Value on that date)
At Death	$75,000.00	Death Benefit Proceeds (DBP)
	$35,000.00	Rider Earnings (RE) = DBP – RBI = 75,000 – 40,000
	$14,000.00	Additional Earnings Rider Amount = lesser of
a) RE * AEF = 35,000 * 40% = 14,000 or
b) REL * RBI * AEF = 250% * 40,000 * 40% = 40,000 or
c) MRB = 1,000,000.

EXAMPLE 2 – Additional Earnings Rider Example, showing the effect of a partial surrender
(Assumed Facts for Example)

At Rider Issue	60	Rider Issue Age
	40%	Additional Earnings Factor (AEF)
	250%	Rider Earnings Limit (REL)
	$1,000,000	Maximum Rider Benefit (MRB)
	$40,000.00	Rider Base at issue (RBI) (equal to the greater of the death benefit proceeds on the Rider Date or the Annuity Value on that date)
At Partial Surrender	$50,000.00	Annuity Value before partial surrender (AV)
	$15,000.00	Partial Surrender (PS)
	$12,000.00	Withdrawal Adjustment to Base (WAB) = PS * RBI / AV = 15,000 * 40,000 / 50,000
	$28,000.00	Rider Base after partial surrender (RB) = RBI – WAB = 40,000 – 12,000
At Death	$70,000.00	Death Benefit Proceeds (DBP)
	$42,000.00	Rider Earnings (RE) = DBP – RB = 70,000 – 28,000
	$16,800.00	Additional Earnings Rider Amount = lesser of
a) RE * AEF = 42,000 * 40% = 16,800 or
b) REL * RB * AEF = 250% * 28,000 * 40% = 28,000 or
c) MRB = 1,000,000.

Death of Owner. Federal tax law requires that if any owner (including any surviving joint owner who has become a current owner) dies before the maturity date, then the entire value of the Contract must generally be distributed within five years of the date of death of such owner. Special rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) an owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the maturity date. See Certain Federal Income Tax Consequences of this SAI for a detailed description of these rules. Other rules may apply to qualified Contracts.

If an owner (or a surviving joint owner) is not the annuitant and dies before the annuitant:

•	if no beneficiary is named and alive on the death report day, the owner’s estate will become the new owner. The cash value must be distributed within five years of the former owner’s death;

•	if the sole beneficiary is alive and is the owner’s spouse, the Contract will continue with the spouse as the new owner; or

•	if the beneficiary is alive and is not the owner’s spouse, the beneficiary will become the new owner. The cash value must be distributed either:

•	within five years of the former owner’s death; or

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•	over the lifetime of the new owner, if a natural person, with payments beginning within one year of the former owner’s death; or

•	over a period that does not exceed the life expectancy (as defined by the Code and regulations adopted under the Code) of the new owner, if a natural person, with payments beginning within one year of the former owner’s death.

To determine payments, we may use the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning with one year of the deceased owner’s death.

Death of Annuitant. Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the Contract, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options unless a settlement agreement is effective at an owner’s death preventing such election.

If the annuitant who is not an owner dies during the accumulation period and an owner is a natural person other than the annuitant, the owner will automatically become the annuitant and this Contract will continue. In the event of joint owners, the younger joint owner will automatically become the new annuitant and this Contract will continue. If the annuitant dies during the accumulation period and an owner is either (1) the same individual as the annuitant; or (2) other than a natural person, then the death benefit proceeds are payable to the beneficiary in a lump sum distribution.

Assuming no joint owners, if the annuitant who is an owner dies before the maturity date, and the sole beneficiary is not the deceased annuitant’s spouse who elects to continue the Contract, (1) the death benefit must be distributed within five years of the date of the annuitant/deceased owner’s death, or (2) payments must begin no later than one year after the annuitant/deceased owner’s death and must be made (i) for the beneficiary’s lifetime or (ii) for a period certain (so long as any certain period does not exceed the beneficiary’s life expectancy). Payments may be made in accordance with the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning within one year of the deceased owner’s death. Death benefit proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the annuitant/deceased owner’s death. If the sole beneficiary is the annuitant/deceased owner’s surviving spouse, such spouse may elect to continue the Contract as the new annuitant and owner instead of receiving the death benefit. (See Certain Federal Income Tax Consequences) We will increase the annuity value as of the death report day to equal the amount of the death benefit proceeds as of the death report day.

If a beneficiary or joint owner elects to receive the death benefit proceeds under alternate payment option (1) or 2(ii) above, then we will: (a) allow partial surrenders and transfers among the subaccounts and the fixed account; (b) deduct the transfer fee from each transfer after the first 12 transfers during the Contract year; (c) deduct the annual Contract charge each Contract year; and (d) not permit payment of the death benefit proceeds under the annuity provisions of the Contract upon complete distribution.

The beneficiary may name a new beneficiary for payment of the death benefit proceeds during the distribution period. If the beneficiary dies during the distribution period, we will pay the remaining value of the Contract first to the new beneficiary. If no new beneficiary is named, such payment will be made to the contingent beneficiary if named by the owner. If no new beneficiary or contingent beneficiary is named, such payment will be made to the beneficiary’s estate.

If there are joint owners, the annuitant is not an owner, and one joint owner dies prior to the maturity date, the surviving joint owner as sole owner may surrender the Contract at any time for the Contract’s cash value.

Beneficiary. The beneficiary designation in the application will remain in effect until changed. An owner may change the designated beneficiary(ies) during the annuitant’s lifetime by sending written notice to us at our administrative office. A beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, an owner may then designate a new beneficiary.) The change will take effect as of the date an owner signs the written notice. We will not be liable for any payment made before the written notice is received at our administrative office. Unless we receive written notice from an owner to the contrary, no beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any beneficiary’s creditors.

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Assignment

During the annuitant’s lifetime and prior to the maturity date (subject to any irrevocable beneficiary’s rights) the owner may assign any rights or benefits provided by a nonqualified Contract. The assignment of a Contract will be treated as a distribution of the annuity value for federal tax purposes. Any assignment must be made in writing and accepted by us. An assignment will be effective as of the date the request is received at our administrative office and is accepted by us. We assume no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any assignment.

With regard to qualified Contracts, any assignment may be subject to restrictions, penalties, taxation as a distribution, or even prohibition under the Code, and must be permitted under the terms of the underlying retirement plan.

Proof of Age, Gender and Survival

We may require proper proof of age and gender of any annuitant or joint annuitant prior to making the first annuity payment. Prior to making any payment, we may require proper proof that the annuitant or joint annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in gender of any payee, annuity payments will be determined using unisex rates.

Non-Participating

The Contract will not share in Western Reserve’s surplus earnings; no dividends will be paid.

Employee and Agent Purchases

The Contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the Contract or by their spouse or minor children, or by an officer, director, trustee or bona fide full-time employee of Western Reserve or its affiliated companies or their spouse or minor children. In such a case, we may credit an amount equal to a percentage of each premium payment to the Contract due to lower acquisition costs we experience on those purchases. The credit will be reported to the Internal Revenue Service (“IRS”) as taxable income to the employee or registered representative. We may offer, in our discretion, certain employer sponsored savings plans, waived fees and charges including, but not limited to, the annual Contract charge, for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the Contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Contract

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under section 817(h) (Treas. Reg. § 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the funds and their portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Western Reserve’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

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Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which contract owners may direct their investments to particular subaccounts without being treated as owners of underlying assets.”

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has the choice of subaccounts in which to allocate premiums and annuity values, and may be able to transfer among these accounts more frequently, than in such rulings. These differences could result in owners being treated as the owners of the assets of the separate account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners from being considered the owners of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

Qualified Contracts. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

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We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity (“IRA”) under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total premium payments for any tax year on behalf of any individual may not exceed $3,000 for 2003 ($3,500 if age 50 or older by the end of 2003), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $3,000 for 2003 ($3,500 if age 50 or older by the end of 2003). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the premium payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension, Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the premium payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject

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to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

Taxation of Western Reserve

Western Reserve at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.

INVESTMENT EXPERIENCE

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of a fund less any applicable charges or fees.

Upon allocation to the selected subaccount of the separate account, premium payments are converted into accumulation units of the subaccount. At the end of any valuation period, a subaccount’s value is equal to the number of units that your Contract has in the subaccount, multiplied by the accumulation unit value of the subaccount.

The number of units that your Contract has in each subaccount is equal to:

1.	The initial units purchased on the Contract date; plus

2.	Units purchased at the time additional premium payments are allocated to the subaccount; plus

3.	Units purchased through transfers from another subaccount or the fixed account; minus

4.	Any units that are redeemed to pay for partial surrenders; minus

5.	Any units that are redeemed as part of a transfer to another subaccount or the fixed account; minus

6.	Any units that are redeemed to pay the annual Contract charge, any premium taxes, any rider charges and any transfer charge.

The value of an accumulation unit was arbitrarily established at $10.00 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of the regular session of business on the NYSE (currently 4:00 p.m. Eastern Time), on each day the NYSE is open.

Accumulation Unit Value

The accumulation unit value will vary from one valuation period to the next depending on the investment returns experienced by each subaccount. The accumulation unit value for each subaccount at the end of a valuation period is the result of:

1.	The total value of the assets held in the subaccount. This value is determined by multiplying the number of shares of the designated fund portfolio owned by the subaccount times the portfolio’s net asset value per share; minus

2.	The accrued daily percentage for the mortality and expense risk charge and the administrative charge multiplied by the net assets of the subaccount; minus

3.	The accrued amount of reserve for any taxes that are determined by us to have resulted from the investment operations of the subaccount; divided by

4.	The number of outstanding units in the subaccount.

During the accumulation period, the mortality and expense risk charge is deducted at an annual rate of 1.25% of net assets for each day in the valuation period (1.40% if the compounding/annual step-up death benefit is added) and compensates us for certain mortality and expense risks. The administrative charge is deducted at an annual rate of 0.40% of net assets for each day in the valuation period and compensates us for certain administrative expenses. The accumulation unit value may increase, decrease, or remain the same from valuation period to valuation period.

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Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount (that is, the portfolio performance minus subaccount fees and charges including the separate account annuitization charge that will equal an annual rate of 1.40%) exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $10.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment return adjustment factor for the valuation period.

The investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the Contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a portfolio share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for which we determine to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the separate account annuitization charge. This factor is equal, on an annual basis, to 1.40% of the daily net asset value of a portfolio share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the gender and adjusted age of the annuitant at the maturity date. See Annuity Payment Options – Determination of the First Variable and Fixed Payment, which contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value
and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = ABC

Where:	A=	Annuity unit value for the immediately preceding valuation period.
		Assume	=$X

	B=	Net investment factor for the valuation period for which the annuity unit value is being calculated.
		Assume	=Y

	C=	A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.
		Assume	=Z

Then, the annuity unit value is:   $XYZ = $Q

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Formula and Illustration for Determining Amount of
First Monthly Variable Annuity Payment

First monthly variable annuity payment =	AB

$1,000

Where:	A=	The annuity value as of the maturity date.
		Assume	=$X

	B=	The annuity purchase rate per $1,000 based upon the option selected, the gender and adjusted age of the annuitant according to the tables contained in the Contract.
		Assume	=$Y

Then, the first monthly variable annuity payment =	$XY = $Z

1,000

Formula and Illustration for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A

B

Where:	A=	The dollar amount of the first monthly variable annuity payment.
		Assume	=$X

	B=	The annuity unit value for the valuation date on which the first monthly payment is due.
		Assume	=$Y

Then, the number of annuity units =	$X	= Z

$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

Yield – The yield quotation set forth in the prospectus for the WRL Transamerica Money Market subaccount is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the WRL Transamerica Money Market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Effective Yield – The effective yield quotation for the WRL Transamerica Money Market subaccount set forth in the prospectus is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing subaccount having a balance of one unit in the WRL Transamerica Money Market subaccount at the beginning of the period. A hypothetical charge, reflecting deductions from owner accounts, is subtracted from the balance. The difference is divided by the value of the subaccount at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next, the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:

EFFECTIVE YIELD = ({BASE PERIOD RETURN + 1} 365/7) – 1

The effective yield is shown at least to the nearest hundredth of one percent.

Hypothetical Charge – For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all owner accounts in proportion to the length of the base period. Such fees and charges include the $30 annual Contract charge, calculated on the basis of an average Contract size of $30,287, which translates into a charge of 0.10%. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular Contract. No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the WRL Transamerica

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Money Market subaccount and the fund are excluded from the calculation of yield.

The yield on amounts held in the WRL Transamerica Money Market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The WRL Transamerica Money Market subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the WRL Transamerica Money Market, the types and quality of portfolio securities held by the WRL Transamerica Money Market and its operating expenses. For the seven days ended December 31, 2002 the yield of the WRL Transamerica Money Market subaccount was (0.51)%, and the effective yield was (0.51)%, assuming selection of the standard death benefit.

Other Subaccount Yields

The yield quotations for all of the subaccounts, except the WRL Transamerica Money Market subaccount, representing the accumulation period set forth in the prospectus is based on the 30-day period ended on the date of the most recent balance sheet of the separate account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:

a - b
YIELD =2[(		+ 1)[6]-1]
cd

Where:	a	=	net investment income earned during the period by the corresponding portfolio of the fund attributable to shares owned by the subaccount.
	b	=	expenses accrued for the period (net of reimbursement).
	c	=	the average daily number of units outstanding during the period.
	d	=	the maximum offering price per unit on the last day of the period.

For purposes of the yield quotations for all of the subaccounts, except the WRL Transamerica Money Market subaccount, the calculations take into account all fees that are charged to all owner accounts during the accumulation period. Such fees include the $30 annual Contract charge, calculated on the basis of an average Contract size of $30,287, which translates into a charge of 0.10%. The calculations do not take into account any premium taxes or any transfer charges.

Premium taxes currently range from 0% to 3.5% of premium payments depending upon the jurisdiction in which the Contract is delivered.

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yield is affected by the types and quality of its investments and its operating expenses. For the 30 days ended December 31, 2002, the yield of the WRL AEGON Bond subaccount was 1.96%.

Total Returns

The total return quotations set forth in the prospectus for all subaccounts, except the WRL Transamerica Money Market subaccount, holding assets for the Contracts during the accumulation period are average annual total return quotations for the one, five and ten-year periods (or, while a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the separate account, and for the period from the date any subaccount investing in an underlying portfolio commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equal the initial amount invested to the ending redeemable value, adjusted to reflect current subaccount charges, according to the following formula:

P(1 + T)n = ERV

Where:	P	=	a hypothetical initial payment of $1,000
	T	=	average annual total return
	n	=	number of years
	ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period.

For purposes of the total return quotations for all of the subaccounts, except the WRL Transamerica Money Market subaccount, the calculations take into account all current fees that are charged under the Contract to all owner accounts during the accumulation period except the 0.35% for the optional Additional Earnings Rider. Such fees include the mortality and expense risk charge, the administrative charge and the $30 annual Contract charge, calculated on the basis of an average Contract size of $30,287, which

14

translates into a charge of 0.10%. (The calculations may also reflect the mortality and expense risk charge for the compounding/annual step-up death benefit.) The calculations do not reflect any deduction for premium taxes or any transfer charge that may be applicable to a particular Contract.

Other Performance Data

We may present the total return data stated in the prospectus on a non-standard basis. This means that the data will not be reduced by all the fees and charges under the Contract and that the data may be presented for different time periods and for different premium payment amounts. Non-standard performance data will only be disclosed if standard performance data for the required periods is also disclosed.

We may also disclose cumulative total returns and average annual compound rates of return (T) for the subaccounts based on the inception date of the subaccounts investing in the underlying portfolios. We calculate cumulative total returns according to the following formula:

(1 + T)n — 1

Where:            T and n are the same values as above

In addition, we may present historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

For instance, we may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge of 1.25% (1.40% if the compounding/annual death benefit is added), the administrative charge of 0.40%, and the $30 annual Contract charge (based on an average Contract size of $30,287, the annual Contract charge translates into a charge of 0.10%). Such data may or may not assume a complete surrender of the Contract at the end of the period. The charge for the optional Additional Earnings Rider of 0.35% of annuity value will not be deducted.

Advertising and Sales Literature

From time to time we may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are: (1) the selection of individual investments has little impact on portfolio performance, (2) market timing strategies seldom work, (3) markets are efficient, and (4) portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that may provide a higher return with the same risk or the same return with lower risk.

When presenting the asset allocation process we may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. We may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by us to be appropriate. We may also provide an historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. We may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. We may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, we may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of premium payments made on a “before tax” basis through a tax-qualified plan with those made on an “after tax” basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of premium payments.

As described in the prospectus, in general, an owner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Contract will benefit from tax deferral during the accumulation period, as the annuity value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, we may use narrative, numerical or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.

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PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. A.M. Best’s and Moody’s ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Standard & Poor’s and Fitch Ratings provide ratings which measure the claims-paying ability of insurance companies. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance contracts in accordance with their terms. Claims-paying ability ratings do not refer to an insurer’s ability to meet non-contract obligations such as debt or commercial paper obligations. These ratings do not apply to the separate account, its subaccounts, the funds or their portfolios, or to their performance.

ADMINISTRATION

Western Reserve performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Western Reserve at (1) 570 Carillon Parkway, St. Petersburg, Florida 33716-1202; (2) 400 West Market Street, Louisville, Kentucky 40202; (3) 4800 140th Avenue North, Clearwater, Florida 33762-3800; and (4) 1285 Starkey Road, Largo, Florida 33773. As presently required by the 1940 Act and regulations promulgated thereunder, Western Reserve will mail to all Contract owners at their last known address of record, at least annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. Contract owners will also receive confirmation of each financial transaction including: premium payments, transfers, partial surrenders, and a complete surrender, and any other reports required by law or regulation.

DISTRIBUTION OF THE CONTRACTS

AFSG Securities Corporation (“AFSG”), an affiliate of Western Reserve, is the principal underwriter of the Contracts. AFSG is located at 4333 Edgewood Rd., N.E., Cedar Rapids, Iowa 52499. AFSG is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the “NASD”). AFSG will not be compensated for its services as principal underwriter of the Contracts.

AFSG will receive the 12b-1 fees assessed against the Fidelity VIP and AVIT fund shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP and AVIT funds held for the Contracts as compensation for providing certain recordkeeping services.

The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG, including InterSecurities, Inc., World Group Securities, Inc., Transamerica Capital, Inc. and Transamerica Financial Advisors, Inc., all affiliates of Western Reserve. We will generally pay broker/dealers sales commissions in an amount equal to 1% of first-year premium payments. In addition, broker/dealers may receive commissions on an ongoing basis of up to 1% of the annuity value (excluding the fixed account) in each Contract year, starting with the second Contract year, provided the Contract has an annuity value (excluding the fixed account) of $25,000 or more in the subaccounts. In addition, broker/dealers may receive bonuses based on production and persistency. These commissions are not deducted from premium payments. Subject to applicable federal and state laws and regulations, we may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on sales of the Contracts, including other sales incentives, are not directly charged to Contract owners or the separate account.

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During fiscal years 2002, 2001 and 2000, the amounts paid to AFSG in connection with all contracts sold through the separate account were $72,975,590, $56,595,212 and $113,821,344, respectively. No amounts were retained by AFSG.

We offer the Contracts on a continuous basis. We anticipate continuing the offering of the Contracts. However, we reserve the right to discontinue the offering at any time.

OTHER PRODUCTS

Western Reserve makes other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The assets of the separate account are held by Western Reserve. The assets of the separate account are kept physically segregated and held apart from our general account and any other separate account. Western Reserve maintains records of all purchases and redemptions of shares of the funds. Additional protection for the assets of the separate account is provided by a blanket bond issued to AEGON USA, Inc. (“AEGON USA”) in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage to a limit of $10 million.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP has provided advice on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts. All matters of Ohio law pertaining to the Contracts, including the validity of the Contracts and Western Reserve’s right to issue the Contracts under Ohio insurance law, have been passed upon by Thomas E. Pierpan, Esq.,Senior Vice President, General Counsel and Assistant Secretary of Western Reserve.

INDEPENDENT AUDITORS

The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to the separate account and Western Reserve for the year ended December 31, 2002. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of an owner’s interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Western Reserve’s financial statements, which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial statements for Western Reserve as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 have been prepared on the basis of statutory accounting principles, rather than accounting principles generally accepted in the United States.

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APPENDIX A

Guaranteed Minimum Income Benefit Rider Information

The section applies only if you already have added the Guaranteed Minimum Income Benefit Rider to your Contract, as this rider is no longer for sale. If you already have this rider, please read this section carefully in conjunction with the prospectus. You may upgrade the rider in accordance with the terms and conditions set forth in your rider and the information provided below.

Certain provisions of the rider may vary, depending on the rider you purchased. Your rider may also vary from the provisions below in order to comply with different state laws. The discussion below describes the GMIB02 rider. Please refer to the chart at the end of this appendix and your rider if you have purchased the GMIB01 for details.

Guaranteed Minimum Income Benefit Rider– Hypothetical Illustrations

This discussion assumes the rider is included in the Contract.

Illustrations of Guaranteed Minimum Monthly Payments. Under a variable annuity payment option, the amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the rider for a $100,000 premium when annuity payments do not begin until the rider anniversary indicated in the left-hand column. These figures assume that there were no subsequent premium payments, loans or partial surrenders, that there were no premium taxes and that the $100,000 premium is annuitized under the rider. Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a life only and a life with 10-year certain basis. These hypothetical illustrations assume that the annuitant is (or both annuitants are) 60 years old when the Contract is issued, that the annual growth rate is 5% (once established, an annual growth rate will not change during the life of the rider), and that there was no upgrade of the minimum annuitization value. The figures below are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments will be calculated using a 5% assumed investment return and a 1.10% guaranteed minimum payment fee plus the 1.40% separate account annuitization charge, provided no upgrade in minimum annuitization value has occurred).

Illustrations of guaranteed minimum monthly payments based on other assumptions will be provided upon request.

$100,000 Initial Annuity Value at 5% Annual Growth Rate

Rider Anniversary
at Exercise Date	Male		Female		Joint & Survivor

	Life Only	Life 10	Life Only	Life 10	Life Only	Life 10

10 (age 70)	$1,011	$954	$941	$909	$797	$791
15 (age 75)	1,550	1,392	1,443	1,340	1,185	1,170
20 (age 80)	2,449	2,019	2,297	1,979	1,820	1,751

Life Only = Life Annuity with No Period Certain                      Life 10 = Life Annuity with 10 Years Certain

These hypothetical illustrations should not be deemed representative of past or future performance of any underlying variable investment option.

Partial surrenders will affect the minimum annuitization value as follows: Each rider year, partial surrenders are permitted up to the limit of the minimum annuitization value on the previous rider anniversary multiplied by the annual growth rate. Such partial surrenders reduce the minimum annuitization value on a dollar-for-dollar basis. Partial surrenders over this limit will reduce the minimum annuitization value by an amount equal to the excess partial surrender amount multiplied by the ratio of the minimum annuitization value immediately prior to the excess partial surrender to the annuity value immediately prior to the excess partial surrender.

The amount of the first payment provided by the rider will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the rider. The applicable annuity factor depends upon the annuitant’s (and joint annuitant’s, if any) gender (or without regard to gender if required by law), age, and the rider payment option selected and is based on a guaranteed interest rate of 3% and the “Annuity 2000” mortality table improved to the year 2005 with projection Scale G. Subsequent payments will be calculated as described in the rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

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The scheduled payment on each subsequent rider anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a rider year is greater than the scheduled payment for that Contract year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a rider year is less than the scheduled payment for that rider year, then there will be a reduction in the number of annuity units credited to the Contract to fund the deficiency. Purchases and reductions of annuity units will be allocated to each subaccount on a proportionate basis.

We bear the risk that we will need to make payments if all annuity units have been used in an attempt to maintain the scheduled payment at the initial payment level. In such an event, we will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate us for this risk, the guaranteed minimum payment fee and separate account annuitization charge will be deducted.

Illustrations of Annuity Payment Values Between the Contract and the Guaranteed Minimum Income Benefit Rider. The following graphs have been prepared to show how different rates of return affect your variable annuity payments over time when you can annuitize under the Contract or the Guaranteed Minimum Income Benefit Rider. The graphs incorporate hypothetical rates of return and we do not guarantee that you will earn these returns for any one year or any sustained period of time. The graphs are for illustrative purposes only and do not represent past or future investment returns.

Your variable annuity payment may be more or less than the income shown if the actual returns of the subaccounts are different from those illustrated. Since it is very likely that your investment returns will fluctuate over time, you can expect that the amount of your annuity payment will also fluctuate. The total amount of annuity payments ultimately received will, in addition to the investment performance of the subaccounts, also depend on how long you live and whether you choose to annuitize under the rider.

Another factor that determines the amount of your variable annuity payment is the assumed investment return (“AIR”). Annuity payments will increase from one variable annuity payment calculation date to the next if the performance of the portfolios underlying the subaccounts, net of all charges, is greater than the AIR and will decrease if the performance of the portfolios underlying the subaccounts, net of all charges, is less than the AIR. If you annuitize under the rider, we guarantee that each subsequent payment will be equal to or greater than your initial payment.

The Hypothetical Illustration based on 10% Gross Rate graph below illustrates differences in monthly variable annuity payments assuming a 10% investment return between annuitizing under the Contract and the rider.

•	The graph for the Contract assumes an annuity value (“AV”) of $150,000; the entire annuity value was allocated to variable annuity payments; the AIR is 5%; the payment option is Single Life Annuity with 10 Year Certain; a 70-year-old male, and separate account charges of 1.40%. This results in the receipt of an initial annuity payment in the amount of $1,060.50.

•	The graph for the rider assumes a Minimum Annuitization Value (“MAV”) of $180,000; the entire MAV was allocated to variable annuity payments; the AIRs are 3% for the initial payment and 5% for all subsequent payments; the payment option is Single Life Annuity with 10 Year Certain; a 70-year-old male, and separate account charges of 2.50%. This results in the receipt of an initial annuity payment in the amount of $1,054.80.

•	The graph illustrates gross returns of 10.00% (net returns after expenses and after AIR deduction are 3.60% for the Contract and 2.50% for the Guaranteed Minimum Income Benefit Rider).

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Monthly Payments Assuming 10% Gross Return Net of Portfolio Expenses*

Monthly Payment at the	Annuitization under Contract	Annuitization under
Beginning of Contract Year	(AV=$150,000)	GMIB Rider (MAV=$180,000)

1	$1,060.50	$1,054.80
2	$1,098.68	$1,082.32
3	$1,138.23	$1,110.68
4	$1,179.21	$1,139.80
5	$1,221.66	$1,169.72
6	$1,265.64	$1,200.65
7	$1,311.20	$1,232.03
8	$1,358.40	$1,264.48
9	$1,407.31	$1,297.81
10	$1,457.97	$1,332.07
11	$1,510.46	$1,367.27
12	$1,564.83	$1,403.44
13	$1,621.17	$1,440.61
14	$1,679.53	$1,478.80
15	$1,739.99	$1,518.05
16	$1,802.63	$1,558.37
17	$1,867.53	$1,599.81
18	$1,934.76	$1,642.39

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Monthly Payments Assuming 10% Gross Return Net of Portfolio Expenses*

Monthly Payment at the	Annuitization under Contract	Annuitization under
Beginning of Contract Year	(AV=$150,000)	GMIB Rider (MAV=$180,000)

19	$2,004.41	$1,686.13
20	$2,076.57	$1,731.07

*	The corresponding net returns are 3.60% for the Contract and 2.50% for the GMIB rider.

Monthly Payments Assuming 0% Gross Return Net of Portfolio Expenses*

Monthly Payment at the	Annuitization under Contract	Annuitization under
Beginning of Contract Year	(AV=$150,000)	GMIB Rider (MAV=$180,000)

1	$1,060.50	$1,054.80
2	$992.63	$1,054.80
3	$929.10	$1,054.80
4	$869.64	$1,054.80
5	$813.98	$1,054.80
6	$761.89	$1,054.80
7	$713.13	$1,054.80
8	$667.49	$1,054.80
9	$624.77	$1,054.80
10	$584.78	$1,054.80
11	$547.36	$1,054.80
12	$512.32	$1,054.80
13	$479.54	$1,054.80
14	$448.85	$1,054.80
15	$420.12	$1,054.80

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Monthly Payments Assuming 0% Gross Return Net of Portfolio Expenses*

Monthly Payment at the	Annuitization under Contract	Annuitization under
Beginning of Contract Year	(AV=$150,000)	GMIB Rider (MAV=$180,000)

16	$393.23	$1,054.80
17	$368.06	$1,054.80
18	$344.51	$1,054.80
19	$322.46	$1,054.80
20	$301.82	$1,054.80

*	The corresponding net returns are -6.40% for the Contract and -7.50% for the GMIB rider.

The Hypothetical Illustration based on 0% Gross Rate graph above illustrates differences in monthly variable annuity payments assuming 0% investment return between selecting annuitization under the Contract and rider. The assumptions are the same as the above except the 0% gross rate. The graph illustrates gross returns of 0.00% (net returns after expenses and after the AIR deduction) are –6.4% for the Contract and -7.5% for the rider.

The annuity payment amounts shown reflect the deduction of all fees and expenses. Actual fees and expenses under the Contract and the rider may be higher or lower, will vary from year to year, and will depend on how you allocate among the subaccounts. The separate account charge is assumed to be at an annual rate of 1.40% of average daily net assets for the Contract, which increases to 2.50% of the average daily net assets if you annuitize under one of the rider variable payment options.

Upon request, we will furnish you with a customized illustration based on your individual circumstances and choice of annuity options.

Total Returns – third paragraph:

For purposes of the total return quotations for all of the subaccounts, except the WRL Transamerica Money Market subaccount, the calculations take into account all current fees that are charged under the Contract to all owner accounts during the accumulation period, except the 0.45% for the optional Guaranteed Minimum Income Benefit Rider and the 0.35% optional Additional Earnings Rider, and the crediting of the premium enhancement to the initial premium payment. Such fees include the mortality and expense risk charge, the administrative charge and the $30 annual Contract charge, calculated on the basis of an average Contract size of $30,287, which translates into a charge of 0.10%. (The calculations may also reflect the mortality and expense risk charge for the compounding minimum death benefit.) The calculations also assume a complete surrender as of the end of the particular period. The calculations do not reflect any deduction for premium taxes or any transfer charge that may be applicable to a particular Contract.

Other Performance Data – fourth paragraph:

For instance, we may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge of 1.25% (1.40% if the compounding minimum death benefit is added), the administrative charge of 0.40% and the $30 annual Contract charge (based on an average Contract size of $30,287, the annual Contract charge translates into a charge of 0.10%). Such data may or may not assume a complete surrender of the Contract at the end of the period. The charge for the optional Guaranteed Minimum Income Benefit Rider of 0.45% of the minimum annuitization value and the Additional Earnings Rider of 0.35% of annuity value will not be deducted.

22

Comparison of Guaranteed Minimum Income Benefit Rider Features

	GMIB 01	GMIB 02	GMIB 02A
	10/8/99 – 5/1/2002	5/1/2002 – 5/1/2003	after 05/01/2003

Ability to drop GMIB rider	No	Yes (after 1st Rider year)	No Change
Waiting Period	10 years	May be annuitized before year 10 with a reduced benefit	No Change
Upgrade Option	Once the new GMIB design is available, upgrades will only be available to the new rider	For older GMIB’s if an upgrade is selected, the new GMIB design will be used.	No Change
Upgrade Availability	At Rider Anniversary	At any time after the first Rider Anniversary	At any time after the first Rider Anniversary after upgrade
MAV Growth Rate	6%	6%	5%
Rider Fee	30 bps	35 bps or 45 bps after 01/12/03	45 bps
Sub-Account Options	No limitations	We may restrict funds that you can transfer to and which new funds we will make available to plans with GMIB	No Change
Terminology	MAV	MAV	No Change
Premium Tax	Not deducted from MAV	Deducted from MAV	No Change
4 original options plus:
Annuity Options	Life, 10 years and Life, Joint & Full Survivor, 10 years and Joint & Full Survivor	A) Installment Refund for single life & joint. B) 15 year non-variable Term Certain at 3%. (10 Year waiting period)	No Change
M&E after GMIB Annuitization	2.50%	1.10% plus base plan post annuitization M&E for Life annuitization. None for Term Certain	No Change

23

Report of Independent Auditors

The Board of Directors and Contract Owners

  of the WRL Series Annuity Account
Western Reserve Life Assurance Company of Ohio

We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the WRL Series Annuity Account (the “Separate Account,” a separate account of Western Reserve Life Assurance Co. of Ohio) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2002, by correspondence with the mutual fund’s transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the WRL Series Annuity Account at December 31, 2002, and the results of their operations and changes in net assets for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.

Des Moines, Iowa
January 31, 2003

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2002

(all amounts except per unit amounts in thousands)

					WRL
	WRL	WRL	WRL	WRL	LKCM
	Transamerica	AEGON	Janus	Janus	Strategic
	Money Market	Bond	Growth	Global	Total Return
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets:

Investment in securities:

Number of shares	425,383	20,533	25,609	29,034	19,139

Cost	$425,383	$246,390	$1,489,343	$587,507	$300,395

Investment, at net asset value	$425,383	$260,355	$585,926	$382,081	$239,232

Dividend receivable	13	0	0	0	0

Transfers receivable from depositor	5,181	296	16	35	92

Total assets	430,577	260,651	585,942	382,116	239,324

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	(575)	(23)	(449)	(5,353)	(457)

Total liabilities	(575)	(23)	(449)	(5,353)	(457)

Net assets	$430,002	$260,628	$585,493	$376,763	$238,867

Net Assets Consists of:

Contract owners’ equity:

Class A	$71,723	$52,173	$217,230	$107,242	$67,379

Class B	302,991	194,524	361,592	268,141	166,801

Class C	53,253	12,464	6,060	1,172	4,333

Class D	2,035	1,467	596	208	303

Depositor’s equity:

Class A	0	0	0	0	0

Class B	0	0	15	0	30

Class C	0	0	0	0	0

Class D	0	0	0	0	21

Net assets applicable to units outstanding	$430,002	$260,628	$585,493	$376,763	$238,867

Contract owners’ units:

Class A	4,471	2,034	6,397	4,525	3,727

Class B	22,772	11,128	22,246	11,483	9,361

Class C	4,968	994	1,636	229	523

Class D	190	117	161	41	36

Depositor’s units:

Class A	0	0	0	0	0

Class B	0	0	1	0	2

Class C	0	0	0	0	0

Class D	0	0	0	0	3

Total units outstanding:

Class A	4,471	2,034	6,397	4,525	3,727

Class B	22,772	11,128	22,247	11,483	9,363

Class C	4,968	994	1,636	229	523

Class D	190	117	161	41	39

Accumulation unit value:

Class A	$16.04	$25.65	$33.96	$23.70	$18.08

Class B	13.31	17.48	16.25	23.35	17.82

Class C	10.72	12.54	3.70	5.11	8.28

Class D	10.70	12.51	3.70	5.10	8.26

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2002

(all amounts except per unit amounts in thousands)

	WRL	WRL	WRL	WRL	WRL
	Van Kampen	Alger	Federated	Transamerica	PBHG/NWQ
	Emerging	Aggressive	Growth &	Value	Value
	Growth	Growth	Income	Balanced	Select
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets:

Investment in securities:

Number of shares	25,227	18,593	19,075	17,449	7,349

Cost	$773,573	$472,568	$283,377	$227,542	$101,393

Investment, at net asset value	$327,948	$199,313	$273,722	$186,009	$85,474

Dividend receivable	0	0	0	0	0

Transfers receivable from depositor	1	3	102	141	20

Total assets	327,949	199,316	273,824	186,150	85,494

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	(263)	(211)	(434)	(338)	(161)

Total liabilities	(263)	(211)	(434)	(338)	(161)

Net assets	$327,686	$199,105	$273,390	$185,812	$85,333

Net Assets Consists of:

Contract owners’ equity:

Class A	$79,435	$32,595	$49,332	$38,915	$19,458

Class B	243,233	163,239	205,794	141,838	59,974

Class C	4,574	2,777	17,101	4,756	5,518

Class D	444	494	1,163	303	383

Depositor’s equity:

Class A	0	0	0	0	0

Class B	0	0	0	0	0

Class C	0	0	0	0	0

Class D	0	0	0	0	0

Net assets applicable to units outstanding	$327,686	$199,105	$273,390	$185,812	$85,333

Contract owners’ units:

Class A	3,300	2,053	2,225	2,538	1,498

Class B	10,253	10,419	9,403	9,361	4,664

Class C	1,007	661	1,180	487	572

Class D	98	118	80	31	40

Depositor’s units:

Class A	0	0	0	0	0

Class B	0	0	0	0	0

Class C	0	0	0	0	0

Class D	0	0	0	0	0

Total units outstanding:

Class A	3,300	2,053	2,225	2,538	1,498

Class B	10,253	10,419	9,403	9,361	4,664

Class C	1,007	661	1,180	487	572

Class D	98	118	80	31	40

Accumulation unit value:

Class A	$24.07	$15.87	$22.17	$15.34	$12.99

Class B	23.72	15.67	21.89	15.15	12.86

Class C	4.54	4.20	14.49	9.77	9.64

Class D	4.53	4.19	14.46	9.75	9.62

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2002

(all amounts except per unit amounts in thousands)

	WRL			WRL
	American	WRL	WRL	Clarion	WRL
	Century	GE	Third Avenue	Real Estate	Marsico
	International	U.S. Equity	Value	Securities	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets:

Investment in securities:

Number of shares	3,254	8,458	10,508	5,924	3,422

Cost	$22,641	$125,712	$147,450	$69,400	$25,758

Investment, at net asset value	$19,558	$91,267	$130,193	$67,593	$22,995

Dividend receivable	0	0	0	0	0

Transfers receivable from depositor	6	151	51	76	2

Total assets	19,564	91,418	130,244	67,669	22,997

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	(1)	(55)	(176)	(43)	(57)

Total liabilities	(1)	(55)	(176)	(43)	(57)

Net assets	$19,563	$91,363	$130,068	$67,626	$22,940

Net Assets Consists of:

Contract owners’ equity:

Class A	$2,665	$17,125	$26,197	$10,293	$5,190

Class B	15,428	71,147	93,226	52,519	13,770

Class C	1,333	2,255	10,130	4,399	3,455

Class D	109	818	515	415	184

Depositor’s equity:

Class A	0	0	0	0	148

Class B	0	0	0	0	163

Class C	14	0	0	0	15

Class D	14	18	0	0	15

Net assets applicable to units outstanding	$19,563	$91,363	$130,068	$67,626	$22,940

Contract owners’ units:

Class A	369	1,378	2,041	894	790

Class B	2,158	5,775	7,317	4,593	2,110

Class C	245	313	787	298	577

Class D	20	113	40	28	30

Depositor’s units:

Class A	0	0	0	0	23

Class B	0	0	0	0	25

Class C	3	0	0	0	3

Class D	3	3	0	0	3

Total units outstanding:

Class A	369	1,378	2,041	894	813

Class B	2,158	5,775	7,317	4,593	2,135

Class C	248	313	787	298	580

Class D	23	116	40	28	33

Accumulation unit value:

Class A	$7.21	$12.43	$12.84	$11.51	$6.56

Class B	7.15	12.32	12.74	11.43	6.53

Class C	5.44	7.20	12.88	14.78	5.98

Class D	5.43	7.19	12.85	14.75	5.97

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2002

(all amounts except per unit amounts in thousands)

		WRL	WRL
	WRL	T. Rowe	T. Rowe	WRL	WRL
	Munder	Price	Price	Salomon	PBHG
	Net50	Dividend Growth	Small Cap	All Cap	Mid Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets:

Investment in securities:

Number of shares	2,231	4,088	3,637	12,419	5,969

Cost	$12,651	$37,756	$34,962	$160,199	$53,388

Investment, at net asset value	$11,086	$31,923	$28,989	$120,463	$41,246

Dividend receivable	0	0	0	0	0

Transfers receivable from depositor	78	0	13	2	0

Total assets	11,164	31,923	29,002	120,465	41,246

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	(72)	(78)	(30)	(195)	(62)

Total liabilities	(72)	(78)	(30)	(195)	(62)

Net assets	$11,092	$31,845	$28,972	$120,270	$41,184

Net Assets Consists of:

Contract owners’ equity:

Class A	$1,962	$5,416	$6,290	$19,926	$4,234

Class B	8,136	22,958	18,821	93,403	35,191

Class C	958	3,014	3,604	6,173	1,531

Class D	36	79	241	768	228

Depositor’s equity:

Class A	0	170	0	0	0

Class B	0	188	0	0	0

Class C	0	0	0	0	0

Class D	0	20	16	0	0

Net assets applicable to units outstanding	$11,092	$31,845	$28,972	$120,270	$41,184

Contract owners’ units:

Class A	382	716	792	1,985	634

Class B	1,593	3,054	2,383	9,358	5,299

Class C	201	375	552	681	338

Class D	8	9	37	85	51

Depositor’s units:

Class A	0	23	0	0	0

Class B	0	25	0	0	0

Class C	0	0	0	0	0

Class D	0	3	3	0	0

Total units outstanding:

Class A	382	739	792	1,985	634

Class B	1,593	3,079	2,383	9,358	5,299

Class C	201	375	552	681	338

Class D	8	12	40	85	51

Accumulation unit value:

Class A	$5.14	$7.56	$7.94	$10.04	$6.68

Class B	5.11	7.52	7.90	9.98	6.64

Class C	4.76	8.04	6.52	9.06	4.53

Class D	4.74	8.02	6.51	9.04	4.52

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2002

(all amounts except per unit amounts in thousands)

		WRL	WRL	WRL	WRL
	WRL	Value Line	Great	Great	Great
	Dreyfus	Aggressive	Companies -	Companies -	Companies -
	Mid Cap	Growth	AmericaSM	TechnologySM	Global[2]
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets:

Investment in securities:

Number of shares	4,013	852	15,865	6,579	2,695

Cost	$45,865	$5,996	$165,174	$23,929	$17,727

Investment, at net asset value	$39,523	$5,309	$125,019	$17,304	$15,011

Dividend receivable	0	0	0	0	0

Transfers receivable from depositor	13	1	302	825	2

Total assets	39,536	5,310	125,321	18,129	15,013

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	(9)	(59)	(44)	(14)	(29)

Total liabilities	(9)	(59)	(44)	(14)	(29)

Net assets	$39,527	$5,251	$125,277	$18,115	$14,984

Net Assets Consists of:

Contract owners’ equity:

Class A	$4,832	$331	$13,006	$1,467	$1,156

Class B	30,894	4,277	92,046	13,646	10,391

Class C	3,561	439	19,189	2,758	3,061

Class D	216	39	826	175	147

Depositor’s equity:

Class A	0	120	153	51	102

Class B	0	15	19	6	101

Class C	0	15	19	6	13

Class D	24	15	19	6	13

Net assets applicable to units outstanding	$39,527	$5,251	$125,277	$18,115	$14,984

Contract owners’ units:

Class A	498	55	1,697	577	213

Class B	3,205	712	12,058	5,387	1,925

Class C	375	73	2,530	1,096	570

Class D	22	6	109	69	27

Depositor’s units:

Class A	0	20	20	20	19

Class B	0	3	3	3	19

Class C	0	3	3	3	3

Class D	3	3	3	3	3

Total units outstanding:

Class A	498	75	1,717	597	232

Class B	3,205	715	12,061	5,390	1,944

Class C	375	76	2,533	1,099	573

Class D	25	9	112	72	30

Accumulation unit value:

Class A	$9.69	$6.02	$7.66	$2.54	$5.41

Class B	9.64	6.00	7.63	2.53	5.40

Class C	9.48	5.96	7.58	2.52	5.36

Class D	9.46	5.94	7.55	2.51	5.34
See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2002

(all amounts except per unit amounts in thousands)

	WRL	WRL	WRL	WRL	WRL
	Gabelli	LKCM	Conservative	Moderate	Moderately
	Global	Capital	Asset	Asset	Aggressive Asset
	Growth	Growth	Allocation	Allocation	Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets:

Investment in securities:

Number of shares	7,332	1,268	6,065	13,723	13,350

Cost	$55,937	$5,499	$54,662	$122,010	$115,503

Investment, at net asset value	$49,929	$3,830	$55,132	$120,899	$113,738

Dividend receivable	0	0	0	0	0

Transfers receivable from depositor	6	2	620	999	1,002

Total assets	49,935	3,832	55,752	121,898	114,740

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	(150)	0	(114)	0	0

Total liabilities	(150)	0	(114)	0	0

Net assets	$49,785	$3,832	$55,638	$121,898	$114,740

Net Assets Consists of:

Contract owners’ equity:

Class A	$7,208	$262	$10,401	$15,133	$13,265

Class B	37,391	2,250	26,885	76,698	76,251

Class C	4,589	1,113	12,844	25,772	20,224

Class D	316	59	5,418	4,207	4,863

Depositor’s equity:

Class A	125	37	23	22	21

Class B	124	37	23	22	74

Class C	16	37	22	22	21

Class D	16	37	22	22	21

Net assets applicable to units outstanding	$49,785	$3,832	$55,638	$121,898	$114,740

Contract owners’ units:

Class A	1,084	87	1,153	1,732	1,570

Class B	5,644	756	2,985	8,788	9,034

Class C	696	376	1,428	2,957	2,400

Class D	47	20	603	483	577

Depositor’s units:

Class A	19	13	3	3	3

Class B	19	13	3	3	9

Class C	3	13	3	3	3

Class D	3	13	3	3	3

Total units outstanding:

Class A	1,103	100	1,156	1,735	1,573

Class B	5,663	769	2,988	8,791	9,043

Class C	699	389	1,431	2,960	2,403

Class D	50	33	606	486	580

Accumulation unit value:

Class A	$6.65	$2.98	$9.01	$8.74	$8.45

Class B	6.62	2.97	9.00	8.73	8.44

Class C	6.59	2.96	8.99	8.71	8.43

Class D	6.56	2.95	8.98	8.70	8.42

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2002

(all amounts except per unit amounts in thousands)

	WRL	WRL		WRL
	Aggressive	PIMCO	WRL	Transamerica	WRL
	Asset	Total	Janus	Convertible	Transamerica
	Allocation	Return	Balanced	Securities	Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets:

Investment in securities:

Number of shares	4,742	4,910	1,988	327	1,961

Cost	$39,779	$50,148	$18,920	$3,040	$27,564

Investment, at net asset value	$38,739	$52,142	$18,865	$3,052	$26,941

Dividend receivable	0	0	0	0	0

Transfers receivable from depositor	401	87	79	7	105

Total assets	39,140	52,229	18,944	3,059	27,046

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	(27)	(121)	(31)	0	(36)

Total liabilities	(27)	(121)	(31)	0	(36)

Net assets	$39,113	$52,108	$18,913	$3,059	$27,010

Net Assets Consists of:

Contract owners’ equity:

Class A	$3,351	$10,915	$4,068	$482	$8,317

Class B	25,447	33,875	11,467	1,888	14,441

Class C	9,205	6,355	2,819	578	3,935

Class D	1,030	859	465	19	233

Depositor’s equity:

Class A	20	26	24	23	21

Class B	20	26	24	23	21

Class C	20	26	23	23	21

Class D	20	26	23	23	21

Net assets applicable to units outstanding	$39,113	$52,108	$18,913	$3,059	$27,010

Contract owners’ units:

Class A	413	1,036	432	52	977

Class B	3,144	3,219	1,219	204	1,698

Class C	1,139	604	300	62	463

Class D	127	81	49	2	27

Depositor’s units:

Class A	3	3	3	3	3

Class B	3	3	3	3	3

Class C	3	3	3	3	3

Class D	3	3	3	3	3

Total units outstanding:

Class A	416	1,039	435	55	980

Class B	3,147	3,222	1,222	207	1,701

Class C	1,142	607	303	65	466

Class D	130	84	52	5	30

Accumulation unit value:

Class A	$8.10	$10.53	$9.41	$9.24	$8.51

Class B	8.09	10.52	9.40	9.23	8.50

Class C	8.08	10.50	9.39	9.22	8.49

Class D	8.07	10.49	9.38	9.21	8.48

See accompanying notes

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2002

(all amounts except per unit amounts in thousands)

	WRL	WRL	WRL	WRL	WRL
	Transamerica	Capital	Transamerica	J.P. Morgan	Capital
	Growth	Guardian	U.S. Government	Enhanced	Guardian
	Opportunities	Value	Securities	Index	U.S. Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets:

Investment in securities:

Number of shares	407	924	1,274	371	1,006

Cost	$4,005	$12,506	$15,344	$3,780	$7,510

Investment, at net asset value	$3,899	$12,150	$15,695	$3,687	$7,432

Dividend receivable	0	0	0	0	0

Transfers receivable from depositor	3	4	175	28	0

Total assets	3,902	12,154	15,870	3,715	7,432

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	0	(20)	0	0	(21)

Total liabilities	0	(20)	0	0	(21)

Net assets	$3,902	$12,134	$15,870	$3,715	$7,411

Net Assets Consists of:

Contract owners’ equity:

Class A	$351	$2,872	$1,770	$633	$1,965

Class B	2,681	5,782	11,358	2,351	4,600

Class C	718	2,845	2,355	646	694

Class D	72	555	283	5	72

Depositor’s equity:

Class A	20	20	26	20	20

Class B	20	20	26	20	20

Class C	20	20	26	20	20

Class D	20	20	26	20	20

Net assets applicable to units outstanding	$3,902	$12,134	$15,870	$3,715	$7,411

Contract owners’ units:

Class A	44	363	169	78	245

Class B	339	733	1,089	290	574

Class C	90	361	225	79	86

Class D	9	70	27	0	9

Depositor’s units:

Class A	3	3	3	3	3

Class B	3	3	3	3	3

Class C	3	3	3	3	3

Class D	3	3	3	3	3

Total units outstanding:

Class A	47	366	172	81	248

Class B	342	736	1,092	293	577

Class C	93	364	228	82	89

Class D	12	73	30	3	12

Accumulation unit value:

Class A	$7.90	$7.89	$10.44	$8.10	$8.02

Class B	7.89	7.88	10.43	8.09	8.01

Class C	7.88	7.87	10.41	8.07	8.00

Class D	7.87	7.86	10.40	8.07	7.99

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2002

(all amounts except per unit amounts in thousands)

	Fidelity VIP Growth	Fidelity VIP	Fidelity VIP
	Opportunities	Contrafund®	Equity-Income
	Subaccount	Subaccount	Subaccount

Assets:

Investment in securities:

Number of shares	575	1,546	1,659

Cost	$7,828	$29,360	$34,996

Investment, at net asset value	$6,697	$27,753	$29,864

Dividend receivable	0	0	0

Transfers receivable from depositor	3	13	4

Total assets	6,700	27,766	29,868

Liabilities:

Accrued expenses	0	0	0

Transfers payable to depositor	(19)	(42)	(8)

Total liabilities	(19)	(42)	(8)

Net assets	$6,681	$27,724	$29,860

Net Assets Consists of:

Contract owners’ equity:

Class A	$726	$4,308	$6,738

Class B	5,015	20,468	19,240

Class C	850	2,646	3,809

Class D	34	230	52

Depositor’s equity:

Class A	14	18	0

Class B	14	18	0

Class C	14	18	0

Class D	14	18	21

Net assets applicable to units outstanding	$6,681	$27,724	$29,860

Contract owners’ units:

Class A	130	596	802

Class B	907	2,844	2,301

Class C	154	370	459

Class D	6	32	6

Depositor’s units:

Class A	3	3	0

Class B	3	3	0

Class C	3	3	0

Class D	3	3	3

Total units outstanding:

Class A	133	599	802

Class B	910	2,847	2,301

Class C	157	373	459

Class D	9	35	9

Accumulation unit value:

Class A	$5.55	$7.22	$8.40

Class B	5.53	7.20	8.36

Class C	5.49	7.15	8.31

Class D	5.47	7.12	8.27

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2002

(all amounts in thousands)

					WRL
	WRL	WRL	WRL	WRL	LKCM
	Transamerica	AEGON	Janus	Janus	Strategic
	Money Market	Bond	Growth	Global	Total Return
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Investment Income:

Dividend income	$5,697	$8,458	$0	$13,259	$8,473

Expenses:

Mortality and expense risk:

Class A	972	597	3,756	1,903	1,075

Class B	4,198	2,309	6,945	5,271	2,843

Class C	340	91	105	29	53

Class D	16	6	9	4	4

Total expenses	5,526	3,003	10,815	7,207	3,975

Net investment income (loss)	171	5,455	(10,815)	6,052	4,498

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	0	4,762	(207,238)	(279,510)	(13,251)

Realized gain distributions	0	0	0	0	0

Change in unrealized appreciation (depreciation)	0	7,147	(107,308)	102,844	(29,849)

Net gain (loss) on investment securities	0	11,909	(314,546)	(176,666)	(43,100)

Net increase (decrease) in net assets resulting from operations	$171	$17,364	$(325,361)	$(170,614)	$(38,602)

	WRL	WRL	WRL	WRL
	Van Kampen	Alger	Federated	Transamerica	WRL
	Emerging	Aggressive	Growth &	Value	PBHG/NWQ
	Growth	Growth	Income	Balanced	Value Select
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Investment Income:

Dividend income	$401	$0	$15,805	$6,959	$2,051

Expenses:

Mortality and expense risk:

Class A	1,463	606	598	551	315

Class B	4,906	3,292	2,930	2,146	1,012

Class C	72	42	160	51	46

Class D	8	6	5	2	2

Total expenses	6,449	3,946	3,693	2,750	1,375

Net investment income (loss)	(6,048)	(3,946)	12,112	4,209	676

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(309,104)	(77,251)	9,684	(15,804)	158

Realized gain distributions	0	0	3,273	6,277	1,351

Change in unrealized appreciation (depreciation)	115,944	(46,867)	(30,090)	(33,207)	(19,882)

Net gain (loss) on investment securities	(193,160)	(124,118)	(17,133)	(42,734)	(18,373)

Net increase (decrease) in net assets resulting from operations	$(199,208)	$(128,064)	$(5,021)	$(38,525)	$(17,697)

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2002

(all amounts in thousands)

	WRL		WRL	WRL
	American	WRL	Third	Clarion	WRL
	Century	GE	Avenue	Real Estate	Marsico
	International	U.S. Equity	Value	Securities	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Investment Income:

Dividend income	$65	$496	$2,441	$1,099	$22

Expenses:

Mortality and expense risk:

Class A	42	310	367	105	58

Class B	242	1,241	1,440	630	231

Class C	16	31	87	35	24

Class D	2	12	3	4	2

Total expenses	302	1,594	1,897	774	315

Net investment income (loss)	(237)	(1,098)	544	325	(293)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(3,525)	(12,376)	(138)	1,488	(6,540)

Realized gain distributions	0	0	1,719	72	0

Change in unrealized appreciation (depreciation)	(1,119)	(15,197)	(24,275)	(3,408)	(1,065)

Net gain (loss) on investment securities	(4,644)	(27,573)	(22,694)	(1,848)	(7,605)

Net increase (decrease) in net assets resulting from operations	$(4,881)	$(28,671)	$(22,150)	$(1,523)	$(7,898)

		WRL	WRL
	WRL	T. Rowe	T. Rowe	WRL	WRL
	Munder	Price	Price	Salomon	PBHG
	Net50	Dividend Growth	Small Cap	All Cap	Mid Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Investment Income:

Dividend income	$0	$166	$0	$1,531	$0

Expenses:

Mortality and expense risk:

Class A	9	85	87	354	79

Class B	75	359	288	1,713	705

Class C	5	34	29	82	26

Class D	1	1	1	9	4

Total expenses	90	479	405	2,158	814

Net investment income (loss)	(90)	(313)	(405)	(627)	(814)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(4,027)	(1,796)	(3,969)	(13,126)	(58,153)

Realized gain distributions	0	0	0	266	0

Change in unrealized appreciation (depreciation)	13	(6,153)	(6,171)	(37,015)	37,082

Net gain (loss) on investment securities	(4,014)	(7,949)	(10,140)	(49,875)	(21,071)

Net increase (decrease) in net assets resulting from operations	$(4,104)	$(8,262)	$(10,545)	$(50,502)	$(21,885)

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2002

(all amounts in thousands)

		WRL	WRL	WRL	WRL
	WRL	Value Line	Great	Great	Great
	Dreyfus	Aggressive	Companies -	Companies -	Companies -
	Mid Cap	Growth	AmericaSM	TechnologySM	Global[2]
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Investment Income:

Dividend income	$17	$0	$309	$0	$7

Expenses:

Mortality and expense risk:

Class A	74	8	200	26	20

Class B	462	65	1,375	226	150

Class C	37	4	273	33	31

Class D	1	1	7	2	1

Total expenses	574	78	1,855	287	202

Net investment income (loss)	(557)	(78)	(1,546)	(287)	(195)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(2,333)	(1,029)	(17,295)	(12,853)	(1,262)

Realized gain distributions	0	0	0	0	0

Change in unrealized appreciation (depreciation)	(5,807)	(442)	(15,302)	2,389	(2,435)

Net gain (loss) on investment securities	(8,140)	(1,471)	(32,597)	(10,464)	(3,697)

Net increase (decrease) in net assets resulting from operations	$(8,697)	$(1,549)	$(34,143)	$(10,751)	$(3,892)

	WRL	WRL	WRL	WRL
	Gabelli	LKCM	Conservative	Moderate
	Global	Capital	Asset	Asset
	Growth	Growth	Allocation	Allocation
	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)

Investment Income:

Dividend income	$199	$0	$0	$0

Expenses:

Mortality and expense risk:

Class A	88	9	52	64

Class B	564	48	128	331

Class C	54	8	43	92

Class D	3	1	24	17

Total expenses	709	66	247	504

Net investment income (loss)	(510)	(66)	(247)	(504)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(3,051)	(2,866)	(446)	(421)

Realized gain distributions	0	0	0	0

Change in unrealized appreciation (depreciation)	(6,280)	(1,351)	470	(1,111)

Net gain (loss) on investment securities	(9,331)	(4,217)	24	(1,532)

Net increase (decrease) in net assets resulting from operations	$(9,841)	$(4,283)	$(223)	$(2,036)

[Additional columns below]

[Continued from above table, first column(s) repeated]

WRL
Moderately
Aggressive
Asset
Allocation
Subaccount(1)

Investment Income:

Dividend income	$0

Expenses:

Mortality and expense risk:

Class A	57

Class B	319

Class C	79

Class D	17

Total expenses	472

Net investment income (loss)	(472)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(449)

Realized gain distributions	0

Change in unrealized appreciation (depreciation)	(1,765)

Net gain (loss) on investment securities	(2,214)

Net increase (decrease) in net assets resulting from operations	$(2,686)

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2002

(all amounts in thousands)

	WRL	WRL
	Aggressive	PIMCO	WRL
	Asset	Total	Janus
	Allocation	Return	Balanced
	Subaccount(1)	Subaccount(1)	Subaccount(1)

Investment Income:

Dividend income	$0	$0	$0

Expenses:

Mortality and expense risk:

Class A	13	57	16

Class B	109	180	49

Class C	35	32	11

Class D	4	3	2

Total expenses	161	272	78

Net investment income (loss)	(161)	(272)	(78)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(326)	102	(284)

Realized gain distributions	0	0	0

Change in unrealized appreciation (depreciation)	(1,040)	1,994	(55)

Net gain (loss) on investment securities	(1,366)	2,096	(339)

Net increase (decrease) in net assets resulting from operations	$(1,527)	$1,824	$(417)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	WRL
	Transamerica	WRL
	Convertible	Transamerica
	Securities	Equity
	Subaccount(1)	Subaccount(1)

Investment Income:

Dividend income	$0	$0

Expenses:

Mortality and expense risk:

Class A	3	40

Class B	9	59

Class C	4	15

Class D	0	1

Total expenses	16	115

Net investment income (loss)	(16)	(115)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(75)	(220)

Realized gain distributions	0	0

Change in unrealized appreciation (depreciation)	12	(623)

Net gain (loss) on investment securities	(63)	(843)

Net increase (decrease) in net assets resulting from operations	$(79)	$(958)

	WRL	WRL	WRL
	Transamerica	Capital	Transamerica
	Growth	Guardian	U.S. Government
	Opportunities	Value	Securities
	Subaccount(1)	Subaccount(1)	Subaccount(1)

Investment Income:

Dividend income	$0	$173	$185

Expenses:

Mortality and expense risk:

Class A	2	14	8

Class B	13	23	61

Class C	3	11	9

Class D	1	4	1

Total expenses	19	52	79

Net investment income (loss)	(19)	121	106

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(98)	(124)	(40)

Realized gain distributions	0	0	0

Change in unrealized appreciation (depreciation)	(106)	(356)	351

Net gain (loss) on investment securities	(204)	(480)	311

Net increase (decrease) in net assets resulting from operations	$(223)	$(359)	$417

[Additional columns below]

[Continued from above table, first column(s) repeated]

	WRL	WRL
	J.P. Morgan	Capital
	Enhanced	Guardian
	Index	U.S. Equity
	Subaccount(1)	Subaccount(1)

Investment Income:

Dividend income	$6	$11

Expenses:

Mortality and expense risk:

Class A	2	11

Class B	11	17

Class C	3	2

Class D	0	1

Total expenses	16	31

Net investment income (loss)	(10)	(20)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(76)	(148)

Realized gain distributions	0	0

Change in unrealized appreciation (depreciation)	(93)	(78)

Net gain (loss) on investment securities	(169)	(226)

Net increase (decrease) in net assets resulting from operations	$(179)	$(246)

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2002

(all amounts in thousands)

	Fidelity VIP
	Growth	Fidelity VIP	Fidelity VIP
	Opportunities	Contrafund®	Equity-Income
	Subaccount	Subaccount	Subaccount

Investment Income:

Dividend income	$49	$117	$459

Expenses:

Mortality and expense risk:

Class A	10	51	92

Class B	68	262	298

Class C	7	20	38

Class D	1	2	1

Total expenses	86	335	429

Net investment income (loss)	(37)	(218)	30

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(831)	(1,803)	(2,315)

Realized gain distributions	0	0	570

Change in unrealized appreciation (depreciation)	(797)	(855)	(5,230)

Net gain (loss) on investment securities	(1,628)	(2,658)	(6,975)

Net increase (decrease) in net assets resulting from operations	$(1,665)	$(2,876)	$(6,945)

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL		WRL		WRL
	Transamerica		AEGON		Janus
	Money Market		Bond		Growth
	Subaccount		Subaccount		Subaccount

	December 31,		December 31,		December 31,

	2002	2001	2002	2001	2002	2001

Operations:

Net investment income (loss)	$171	$8,212	$5,455	$(1,179)	$(10,815)	$(18,422)

Net gain (loss) on investment securities	0	0	11,909	9,636	(314,546)	(526,471)

Net increase (decrease) in net assets resulting from operations	171	8,212	17,364	8,457	(325,361)	(544,893)

Capital Unit Transactions:

Proceeds from units sold (transferred)	186,880	221,465	76,393	105,025	(106,050)	(84,305)

Less cost of units redeemed:

Administrative charges	198	137	137	85	1,020	1,219

Policy loans	96	208	34	0	77	186

Surrender benefits	139,871	105,775	35,767	20,860	92,850	136,004

Death benefits	3,818	2,951	2,762	980	8,856	7,362

	143,983	109,071	38,700	21,925	102,803	144,771

Increase (decrease) in net assets from capital unit transactions	42,897	112,394	37,693	83,100	(208,853)	(229,076)

Net increase (decrease) in net assets	43,068	120,606	55,057	91,557	(534,214)	(773,969)

Depositor’s equity contribution (net redemptions)	0	(27)	0	(28)	(10)	(4)

Net Assets:

Beginning of year	386,934	266,355	205,571	114,042	1,119,717	1,893,690

End of year	$430,002	$386,934	$260,628	$205,571	$585,493	$1,119,717

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

			WRL
	WRL		LKCM		WRL
	Janus		Strategic		Van Kampen
	Global		Total Return		Emerging Growth
	Subaccount		Subaccount		Subaccount

	December 31,		December 31,		December 31,

	2002	2001	2002	2001	2002	2001

Operations:

Net investment income (loss)	$6,052	$(4,353)	$4,498	$(3,506)	$(6,048)	$(10,562)

Net gain (loss) on investment securities	(176,666)	(271,562)	(43,100)	(13,973)	(193,160)	(385,680)

Net increase (decrease) in net assets resulting from operations	(170,614)	(275,915)	(38,602)	(17,479)	(199,208)	(396,242)

Capital Unit Transactions:

Proceeds from units sold (transferred)	(97,501)	(141,612)	(27,381)	(39,959)	(59,067)	(87,975)

Less cost of units redeemed:

Administrative charges	626	759	232	232	597	733

Policy loans	0	55	82	42	29	81

Surrender benefits	62,587	87,434	37,776	45,137	53,817	81,238

Death benefits	5,399	4,647	4,115	3,003	2,877	3,804

	68,612	92,895	42,205	48,414	57,320	85,856

Increase (decrease) in net assets from capital unit transactions	(166,113)	(234,507)	(69,586)	(88,373)	(116,387)	(173,831)

Net increase (decrease) in net assets	(336,727)	(510,422)	(108,188)	(105,852)	(315,595)	(570,073)

Depositor’s equity contribution (net redemptions)	(13)	(1)	(2)	(4)	(12)	(1)

Net Assets:

Beginning of year	713,503	1,223,926	347,057	452,913	643,293	1,213,367

End of year	$376,763	$713,503	$238,867	$347,057	$327,686	$643,293

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL		WRL		WRL
	Alger		Federated		Transamerica
	Aggressive Growth		Growth & Income		Value Balanced
	Subaccount		Subaccount		Subaccount

	December 31,		December 31,		December 31,

	2002	2001	2002	2001	2002	2001

Operations:

Net investment income (loss)	$(3,946)	$(6,274)	$12,112	$767	$4,209	$172

Net gain (loss) on investment securities	(124,118)	(100,017)	(17,133)	17,644	(42,734)	(374)

Net increase (decrease) in net assets resulting from operations	(128,064)	(106,291)	(5,021)	18,411	(38,525)	(202)

Capital Unit Transactions:

Proceeds from units sold (transferred)	(34,492)	(48,934)	97,588	125,567	66,005	39,162

Less cost of units redeemed:

Administrative charges	424	484	187	90	165	122

Policy loans	59	56	82	15	20	35

Surrender benefits	32,266	41,275	34,636	18,627	29,735	25,301

Death benefits	2,099	1,824	2,686	1,193	2,331	1,606

	34,848	43,639	37,591	19,925	32,251	27,064

Increase (decrease) in net assets from capital unit transactions	(69,340)	(92,573)	59,997	105,642	33,754	12,098

Net increase (decrease) in net assets	(197,404)	(198,864)	54,976	124,053	(4,771)	11,896

Depositor’s equity contribution (net redemptions)	(11)	(1)	0	(70)	0	(59)

Net Assets:

Beginning of year	396,520	595,385	218,414	94,431	190,583	178,746

End of year	$199,105	$396,520	$273,390	$218,414	$185,812	$190,583

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

			WRL
	WRL		American		WRL
	PBHG/NWQ		Century		GE
	Value Select		International		U.S. Equity
	Subaccount		Subaccount		Subaccount

	December 31,		December 31,		December 31,

	2002	2001	2002	2001	2002	2001

Operations:

Net investment income (loss)	$676	$(1,385)	$(237)	$474	$(1,098)	$(1,826)

Net gain (loss) on investment securities	(18,373)	(2,912)	(4,644)	(7,303)	(27,573)	(16,835)

Net increase (decrease) in net assets resulting from operations	(17,697)	(4,297)	(4,881)	(6,829)	(28,671)	(18,661)

Capital Unit Transactions:

Proceeds from units sold (transferred)	5,926	13,957	6,715	2,657	(4,421)	(2,750)

Less cost of units redeemed:

Administrative charges	82	75	19	17	88	89

Policy loans	10	19	3	1	34	11

Surrender benefits	11,808	12,067	3,274	2,391	14,186	12,338

Death benefits	940	685	185	98	1,020	1,050

	12,840	12,846	3,481	2,507	15,328	13,488

Increase (decrease) in net assets from capital unit transactions	(6,914)	1,111	3,234	150	(19,749)	(16,238)

Net increase (decrease) in net assets	(24,611)	(3,186)	(1,647)	(6,679)	(48,420)	(34,899)

Depositor’s equity contribution (net redemptions)	0	(60)	0	0	(10)	(1)

Net Assets:

Beginning of year	109,944	113,190	21,210	27,889	139,793	174,693

End of year	$85,333	$109,944	$19,563	$21,210	$91,363	$139,793

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

			WRL
	WRL		Clarion		WRL
	Third Avenue		Real Estate		Marsico
	Value		Securities		Growth
	Subaccount		Subaccount		Subaccount

	December 31,		December 31,		December 31,

	2002	2001	2002	2001	2002	2001

Operations:

Net investment income (loss)	$544	$(1,322)	$325	$289	$(293)	$(104)

Net gain (loss) on investment securities	(22,694)	4,391	(1,848)	1,463	(7,605)	(2,797)

Net increase (decrease) in net assets resulting from operations	(22,150)	3,069	(1,523)	1,752	(7,898)	(2,901)

Capital Unit Transactions:

Proceeds from units sold (transferred)	41,877	60,733	44,158	20,370	7,972	15,022

Less cost of units redeemed:

Administrative charges	99	55	40	12	13	9

Policy loans	32	18	14	42	8	6

Surrender benefits	15,587	11,134	6,535	2,529	2,078	1,731

Death benefits	1,279	718	607	56	110	52

	16,997	11,925	7,196	2,639	2,209	1,798

Increase (decrease) in net assets from capital unit transactions	24,880	48,808	36,962	17,731	5,763	13,224

Net increase (decrease) in net assets	2,730	51,877	35,439	19,483	(2,135)	10,323

Depositor’s equity contribution (net redemptions)	0	(73)	0	0	0	0

Net Assets:

Beginning of year	127,338	75,534	32,187	12,704	25,075	14,752

End of year	$130,068	$127,338	$67,626	$32,187	$22,940	$25,075

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

			WRL		WRL
	WRL		T. Rowe Price		T. Rowe Price
	Munder Net50		Dividend Growth		Small Cap
	Subaccount		Subaccount		Subaccount

	December 31,		December 31,		December 31,

	2002	2001	2002	2001	2002	2001

Operations:

Net investment income (loss)	$(90)	$(75)	$(313)	$(233)	$(405)	$(312)

Net gain (loss) on investment securities	(4,014)	(3,530)	(7,949)	(636)	(10,140)	(2,498)

Net increase (decrease) in net assets resulting from operations	(4,104)	(3,605)	(8,262)	(869)	(10,545)	(2,810)

Capital Unit Transactions:

Proceeds from units sold (transferred)	7,135	7,928	8,383	23,494	12,391	13,702

Less cost of units redeemed:

Administrative charges	5	4	18	10	21	12

Policy loans	0	1	7	3	2	3

Surrender benefits	651	1,084	3,306	2,427	2,782	1,739

Death benefits	21	72	290	77	253	181

	677	1,161	3,621	2,517	3,058	1,935

Increase (decrease) in net assets from capital unit transactions	6,458	6,767	4,762	20,977	9,333	11,767

Net increase (decrease) in net assets	2,354	3,162	(3,500)	20,108	(1,212)	8,957

Depositor’s equity contribution (net redemptions)	0	0	0	0	0	0

Net Assets:

Beginning of year	8,738	5,576	35,345	15,237	30,184	21,227

End of year	$11,092	$8,738	$31,845	$35,345	$28,972	$30,184

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL		WRL		WRL
	Salomon		PBHG		Dreyfus
	All Cap		Mid Cap Growth		Mid Cap
	Subaccount		Subaccount		Subaccount

	December 31,		December 31,		December 31,

	2002	2001	2002	2001	2002	2001

Operations:

Net investment income (loss)	$(627)	$566	$(814)	$(1,429)	$(557)	$(19)

Net gain (loss) on investment securities	(49,875)	(4,504)	(21,071)	(59,063)	(8,140)	(891)

Net increase (decrease) in net assets resulting from operations	(50,502)	(3,938)	(21,885)	(60,492)	(8,697)	(910)

Capital Unit Transactions:

Proceeds from units sold (transferred)	6,240	127,781	(12,539)	(8,960)	28,285	15,527

Less cost of units redeemed:

Administrative charges	113	71	82	91	27	8

Policy loans	107	2	29	18	2	3

Surrender benefits	13,974	11,551	5,965	8,766	4,933	1,776

Death benefits	704	553	327	673	94	112

	14,898	12,177	6,403	9,548	5,056	1,899

Increase (decrease) in net assets from capital unit transactions	(8,658)	115,604	(18,942)	(18,508)	23,229	13,628

Net increase (decrease) in net assets	(59,160)	111,666	(40,827)	(79,000)	14,532	12,718

Depositor’s equity contribution (net redemptions)	0	(62)	0	0	0	(561)

Net Assets:

Beginning of year	179,430	67,826	82,011	161,011	24,995	12,838

End of year	$120,270	$179,430	$41,184	$82,011	$39,527	$24,995

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

			WRL		WRL
	WRL		Great		Great
	Value Line		Companies -		Companies -
	Aggressive Growth		AmericaSM		TechnologySM
	Subaccount		Subaccount		Subaccount

	December 31,		December 31,		December 31,

	2002	2001	2002	2001	2002	2001

Operations:

Net investment income (loss)	$(78)	$(72)	$(1,546)	$(1,089)	$(287)	$(306)

Net gain (loss) on investment securities	(1,471)	(494)	(32,597)	(10,667)	(10,464)	(12,354)

Net increase (decrease) in net assets resulting from operations	(1,549)	(566)	(34,143)	(11,756)	(10,751)	(12,660)

Capital Unit Transactions:

Proceeds from units sold (transferred)	970	2,653	43,743	82,183	4,938	19,597

Less cost of units redeemed:

Administrative charges	4	3	132	38	18	9

Policy loans	0	0	13	28	0	1

Surrender benefits	562	280	14,363	12,368	1,878	2,206

Death benefits	24	10	2,067	710	300	109

	590	293	16,575	13,144	2,196	2,325

Increase (decrease) in net assets from capital unit transactions	380	2,360	27,168	69,039	2,742	17,272

Net increase (decrease) in net assets	(1,169)	1,794	(6,975)	57,283	(8,009)	4,612

Depositor’s equity contribution (net redemptions)	0	0	0	0	0	0

Net Assets:

Beginning of year	6,420	4,626	132,252	74,969	26,124	21,512

End of year	$5,251	$6,420	$125,277	$132,252	$18,115	$26,124

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL		WRL		WRL
	Great		Gabelli		LKCM
	Companies - Global[2]		Global Growth		Capital Growth
	Subaccount		Subaccount		Subaccount

	December 31,		December 31,		December 31,

	2002	2001	2002	2001	2002	2001

Operations:

Net investment income (loss)	$(195)	$(98)	$(510)	$(416)	$(66)	$(4)

Net gain (loss) on investment securities	(3,697)	(845)	(9,331)	(3,534)	(4,217)	(643)

Net increase (decrease) in net assets resulting from operations	(3,892)	(943)	(9,841)	(3,950)	(4,283)	(647)

Capital Unit Transactions:

Proceeds from units sold (transferred)	8,433	8,628	17,540	43,573	3,285	5,176

Less cost of units redeemed:

Administrative charges	10	3	38	13	3	1

Policy loans	2	4	22	11	0	0

Surrender benefits	1,125	334	6,062	2,069	440	49

Death benefits	98	33	135	45	1	0

	1,235	374	6,257	2,138	444	50

Increase (decrease) in net assets from capital unit transactions	7,198	8,254	11,283	41,435	2,841	5,126

Net increase (decrease) in net assets	3,306	7,311	1,442	37,485	(1,442)	4,479

Depositor’s equity contribution (net redemptions)	0	0	0	0	0	0

Net Assets:

Beginning of year	11,678	4,367	48,343	10,858	5,274	795

End of year	$14,984	$11,678	$49,785	$48,343	$3,832	$5,274

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL	WRL	WRL	WRL
	Conservative	Moderate	Moderately	Aggressive
	Asset	Asset	Aggressive Asset	Asset
	Allocation	Allocation	Allocation	Allocation
	Subaccount	Subaccount	Subaccount	Subaccount

	December 31,	December 31,	December 31,	December 31,

	2002(1)	2002(1)	2002(1)	2002(1)

Operations:

Net investment income (loss)	$(247)	$(504)	$(472)	$(161)

Net gain (loss) on investment securities	24	(1,532)	(2,214)	(1,366)

Net increase (decrease) in net assets resulting from operations	(223)	(2,036)	(2,686)	(1,527)

Capital Unit Transactions:

Proceeds from units sold (transferred)	58,167	126,614	119,569	41,018

Less cost of units redeemed:

Administrative charges	5	12	16	6

Policy loans	0	38	17	23

Surrender benefits	2,278	2,717	2,260	449

Death benefits	123	13	0	0

	2,406	2,780	2,293	478

Increase (decrease) in net assets from capital unit transactions	55,761	123,834	117,276	40,540

Net increase (decrease) in net assets	55,538	121,798	114,590	39,013

Depositor’s equity contribution (net redemptions)	100	100	150	100

Net Assets:

Beginning of year	0	0	0	0

End of year	$55,638	$121,898	$114,740	$39,113

[Additional columns below]

[Continued from above table, first column(s) repeated]

WRL
PIMCO
Total Return
Subaccount

December 31,

2002(1)

Operations:

Net investment income (loss)	$(272)

Net gain (loss) on investment securities	2,096

Net increase (decrease) in net assets resulting from operations	1,824

Capital Unit Transactions:

Proceeds from units sold (transferred)	53,051

Less cost of units redeemed:

Administrative charges	12

Policy loans	9

Surrender benefits	2,615

Death benefits	231

2,867

Increase (decrease) in net assets from capital unit transactions	50,184

Net increase (decrease) in net assets	52,008

Depositor’s equity contribution (net redemptions)	100

Net Assets:

Beginning of year	0

End of year	$52,108

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

		WRL		WRL
	WRL	Transamerica	WRL	Transamerica
	Janus	Convertible	Transamerica	Growth
	Balanced	Securities	Equity	Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount

	December 31,	December 31,	December 31,	December 31,

	2002(1)	2002(1)	2002(1)	2002(1)

Operations:

Net investment income (loss)	$(78)	$(16)	$(115)	$(19)

Net gain (loss) on investment securities	(339)	(63)	(843)	(204)

Net increase (decrease) in net assets resulting from operations	(417)	(79)	(958)	(223)

Capital Unit Transactions:

Proceeds from units sold (transferred)	19,794	3,219	28,582	4,067

Less cost of units redeemed:

Administrative charges	2	0	3	1

Policy loans	0	2	0	0

Surrender benefits	524	122	701	41

Death benefits	38	57	10	0

	564	181	714	42

Increase (decrease) in net assets from capital unit transactions	19,230	3,038	27,868	4,025

Net increase (decrease) in net assets	18,813	2,959	26,910	3,802

Depositor’s equity contribution (net redemptions)	100	100	100	100

Net Assets:

Beginning of year	0	0	0	0

End of year	$18,913	$3,059	$27,010	$3,902

[Additional columns below]

[Continued from above table, first column(s) repeated]

WRL
Capital
Guardian
Value
Subaccount

December 31,

2002(1)

Operations:

Net investment income (loss)	$121

Net gain (loss) on investment securities	(480)

Net increase (decrease) in net assets resulting from operations	(359)

Capital Unit Transactions:

Proceeds from units sold (transferred)	12,608

Less cost of units redeemed:

Administrative charges	1

Policy loans	1

Surrender benefits	213

Death benefits	0

215

Increase (decrease) in net assets from capital unit transactions	12,393

Net increase (decrease) in net assets	12,034

Depositor’s equity contribution (net redemptions)	100

Net Assets:

Beginning of year	0

End of year	$12,134

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL	WRL	WRL
	Transamerica	J.P. Morgan	Capital
	U.S. Government	Enhanced	Guardian
	Securities	Index	U.S. Equity
	Subaccount	Subaccount	Subaccount

	December 31,	December 31,	December 31,

	2002(1)	2002(1)	2002(1)

Operations:

Net investment income (loss)	$106	$(10)	$(20)

Net gain (loss) on investment securities	311	(169)	(226)

Net increase (decrease) in net assets resulting from operations	417	(179)	(246)

Capital Unit Transactions:

Proceeds from units sold (transferred)	16,635	4,005	7,703

Less cost of units redeemed:

Administrative charges	3	0	1

Policy loans	0	0	2

Surrender benefits	1,259	211	143

Death benefits	20	0	0

	1,282	211	146

Increase (decrease) in net assets from capital unit transactions	15,353	3,794	7,557

Net increase (decrease) in net assets	15,770	3,615	7,311

Depositor’s equity contribution (net redemptions)	100	100	100

Net Assets:

Beginning of year	0	0	0

End of year	$15,870	$3,715	$7,411

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	Fidelity VIP
	Growth		Fidelity VIP		Fidelity VIP
	Opportunities		Contrafund®		Equity-Income
	Subaccount		Subaccount		Subaccount

	December 31,		December 31,		December 31,

	2002	2001	2002	2001	2002	2001

Operations:

Net investment income (loss)	$(37)	$(62)	$(218)	$(97)	$30	$(112)

Net gain (loss) on investment securities	(1,628)	(815)	(2,658)	(1,039)	(6,975)	(231)

Net increase (decrease) in net assets resulting from operations	(1,665)	(877)	(2,876)	(1,136)	(6,945)	(343)

Capital Unit Transactions:

Proceeds from units sold (transferred)	2,172	4,198	18,050	9,387	13,423	24,110

Less cost of units redeemed:

Administrative charges	5	3	12	5	15	5

Policy loans	2	1	1	13	15	8

Surrender benefits	391	458	1,708	743	2,479	1,373

Death benefits	33	10	86	20	150	90

	431	472	1,807	781	2,659	1,476

Increase (decrease) in net assets from capital unit transactions	1,741	3,726	16,243	8,606	10,764	22,634

Net increase (decrease) in net assets	76	2,849	13,367	7,470	3,819	22,291

Depositor’s equity contribution (net redemptions)	0	0	0	0	0	(80)

Net Assets:

Beginning of year	6,605	3,756	14,357	6,887	26,041	3,830

End of year	$6,681	$6,605	$27,724	$14,357	$29,860	$26,041

See accompanying notes.

WRL Series Annuity Account

Notes to the Financial Statements

At December 31, 2002

NOTE 1 —	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The WRL Series Annuity Account (the “Annuity Account”) was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio (“WRL” or the “depositor”) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Annuity Account encompasses the following tax-deferred variable annuity Contracts (the “Contracts”) issued by WRL:

Class A:

WRL Freedom Variable Annuity
WRL Freedom Attainer

Class B:

WRL Freedom Bellwether
WRL Freedom Conqueror
WRL Freedom Creator
WRL Freedom Premier
Class C:

WRL Freedom Premier
WRL Freedom Access
Class D:

WRL Freedom Access

The Annuity Account contains forty-three investment options referred to as subaccounts. Each subaccount invests exclusively in the corresponding Portfolio (the “Portfolio”) of a Fund. The Annuity Account contains two Funds (collectively referred to as the “Funds”). Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:

AEGON/ Transamerica Series Fund, Inc.

Transamerica Money Market
AEGON Bond
Janus Growth
Janus Global
LKCM Strategic Total Return
Van Kampen Emerging Growth
Alger Aggressive Growth
Federated Growth & Income
Transamerica Value Balanced
PBHG/NWQ Value Select
American Century International
GE U.S. Equity
Third Avenue Value
Clarion Real Estate Securities
Marsico Growth
Munder Net50
T. Rowe Price Dividend Growth
T. Rowe Price Small Cap
Salomon All Cap
PBHG Mid Cap Growth
Dreyfus Mid Cap
Value Line Aggressive Growth
Great Companies - AmericaSM
Great Companies - TechnologySM
Great Companies - Global[2]
Gabelli Global Growth
LKCM Capital Growth
Conservative Asset Allocation
Moderate Asset Allocation
Moderately Aggressive Asset Allocation
Aggressive Asset Allocation
PIMCO Total Return
Janus Balanced
Transamerica Convertible Securities
Transamerica Equity
Transamerica Growth Opportunities
Capital Guardian Value
Transamerica U.S. Government Securities
J.P. Morgan Enhanced Index
Capital Guardian U.S. Equity

Variable Insurance Products Fund (VIP) - Service Class 2

Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Equity-Income Portfolio

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 1 — (continued)

The following portfolio name changes were made effective during the fiscal year ended December 31, 2002:

Portfolio	Formerly

Transamerica Money Market	J.P. Morgan Money Market
PBHG/NWQ Value Select	NWQ Value Equity
American Century International	International Equity
Clarion Real Estate Securities	J.P. Morgan Real Estate Securities
Marsico Growth	Goldman Sachs Growth
PBHG Mid Cap Growth	Pilgrim Baxter Mid Cap Growth
Fidelity VIP Growth Opportunities Portfolio	Fidelity VIP III Growth Opportunities Portfolio - Service Class 2
Fidelity VIP Contrafund® Portfolio	Fidelity VIP II Contrafund® Portfolio - Service Class 2
Fidelity VIP Equity-Income Portfolio	Fidelity VIP Equity-Income Portfolio - Service Class 2

In accordance with the shareholder approved agreements and plans of reorganization, the following mergers of the underlying funds occurred within 2002:

Date	Acquiring fund	Acquired fund

Mergers of portfolios within the AEGON/ Transamerica Series Fund, Inc:
02/28/02	American Century International (formerly International Equity)	American Century International
04/26/02	Transamerica Value Balanced	AEGON Balanced
04/26/02	Great Companies - AmericaSM	C.A.S.E. Growth

The AEGON/ Transamerica Series Fund, Inc. (“ATSF”) has entered into annually renewable investment advisory agreements for each Portfolio with AEGON/ Transamerica Fund Advisers, Inc. (“ATFA”) as investment adviser. Costs incurred in connection with the advisory services rendered by ATFA are paid by each Portfolio. ATFA has entered into sub-advisory agreements with various management companies (“Sub-Advisers”), some of which are affiliates of WRL. Each sub-adviser is compensated directly by ATFA. The other three Funds have each entered into a participation agreement for its respective Portfolio with WRL.

Each period reported on within the financial statements reflects a full twelve-month period, except as follows:

Class A and Class B

Subaccount	Inception Date

WRL Third Avenue Value	01/02/1998
WRL Clarion Real Estate Securities	05/01/1998

Class C and Class D

Subaccount	Inception Date

WRL Transamerica Money Market	05/03/1999
WRL AEGON Bond	05/03/1999
WRL Janus Growth	05/03/1999
WRL Janus Global	05/03/1999
WRL LKCM Strategic Total Return	05/03/1999
WRL Van Kampen Emerging Growth	05/03/1999
WRL Alger Aggressive Growth	05/03/1999
WRL Federated Growth & Income	05/03/1999
WRL Transamerica Value Balanced	05/03/1999
WRL PBHG/NWQ Value Select	05/03/1999
WRL American Century International	05/03/1999
WRL GE U.S. Equity	05/03/1999
WRL Third Avenue Value	05/03/1999
WRL Clarion Real Estate Securities	05/03/1999

Class A, B, C, and D

Subaccount	Inception Date

WRL Marsico Growth	05/03/1999
WRL Munder Net50	05/03/1999
WRL T. Rowe Price Dividend Growth	05/03/1999
WRL T. Rowe Price Small Cap	05/03/1999
WRL Salomon All Cap	05/03/1999
WRL PBHG Mid Cap Growth	05/03/1999
WRL Dreyfus Mid Cap	05/03/1999
WRL Value Line Aggressive Growth	05/01/2000
WRL Great Companies - AmericaSM	05/01/2000
WRL Great Companies - TechnologySM	05/01/2000
WRL Great Companies - Global[2]	09/01/2000
WRL Gabelli Global Growth	09/01/2000
WRL LKCM Capital Growth	12/01/2000
WRL Conservative Asset Allocation	05/01/2002
WRL Moderate Asset Allocation	05/01/2002
WRL Moderately Aggressive Asset Allocation	05/01/2002
WRL Aggressive Asset Allocation	05/01/2002
WRL PIMCO Total Return	05/01/2002
WRL Janus Balanced	05/01/2002

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 1 — (continued)

Class A, B, C, and D (continued)

Subaccount	Inception Date

WRL Transamerica Convertible Securities	05/01/2002
WRL Transamerica Equity	05/01/2002
WRL Transamerica Growth Opportunities	05/01/2002
WRL Capital Guardian Value	05/01/2002
WRL Transamerica U.S. Government Securities	05/01/2002
WRL J.P. Morgan Enhanced Index	05/02/2002
WRL Capital Guardian U.S. Equity	05/01/2002
Fidelity VIP Growth Opportunities	05/01/2000
Fidelity VIP Contrafund®	05/01/2000
Fidelity VIP Equity-Income	05/01/2000

On November 25, 2002, WRL made initial contributions totaling $ 43,000 to the Annuity Account for new Class E and on December 28, 2002, all contributions were redeemed for $ 1,796 net loss.

On May 1, 2002, WRL made initial contributions totaling $ 1,300,000 to the Annuity Account. The respective amounts of the contributions and units are as follows for each Class A, B, C and D:

Subaccounts	Contributions	Units

WRL Conservative Asset Allocation	$25,000	2,500
WRL Moderate Asset Allocation	25,000	2,500
WRL Moderately Aggressive Asset Allocation	25,000	2,500
WRL Aggressive Asset Allocation	25,000	2,500
WRL PIMCO Total Return	25,000	2,500
WRL Janus Balanced	25,000	2,500
WRL Transamerica Convertible Securities	25,000	2,500
WRL Transamerica Equity	25,000	2,500
WRL Transamerica Growth Opportunities	25,000	2,500
WRL Capital Guardian Value	25,000	2,500
WRL Transamerica U.S. Government Securities	25,000	2,500
WRL J.P. Morgan Enhanced Index	25,000	2,500
WRL Capital Guardian U.S. Equity	25,000	2,500

The Annuity Account holds assets to support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the “Contracts”) issued by WRL. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States, have been consistently applied in the preparation of the Annuity Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

A.    Valuation of Investments and Securities Transactions

Investments in the Funds’ shares are valued at the closing net asset value (“NAV”) per share of the underlying Portfolio, which values their investment securities at fair value, as determined by the Funds. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B.    Federal Income Taxes

The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the current Internal Revenue Code, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL, as long as earnings are credited under the Policies. Accordingly, no provision for Federal income taxes has been made.

NOTE 2 —	EXPENSES AND RELATED PARTY TRANSACTIONS

Charges are assessed by WRL in connection with the issuance and administration of the Contracts.

A.    Contract Charges

No deduction for sales expenses is made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 2 — (continued)

On each anniversary through maturity date and at surrender, WRL will deduct an annual Contract charge as partial compensation for providing administrative services under the Contracts.

B.    Subaccount Charges

A daily charge as a percentage of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual Contract level) effectively reduces the value of a unit outstanding during the year. The following reflects the annual rate for daily charges as assessed by each Annuity Account class:

Class A	1.25%
Class B	1.40%
Class C	1.65%
Class D	1.80%

C.    Related Party Transactions

ATFA is the investment adviser for ATSF. ATFA Fund has entered into annually renewable investment advisory agreements for each Portfolio. The agreements provide for an advisory fee at the following annual rate to ATFA as a percentage of the average daily net assets of the Portfolio.

Portfolio	Advisory Fee

Transamerica Money Market(1)	0.35%
AEGON Bond	0.45%
Janus Growth	0.80%
Janus Global	0.80%
LKCM Strategic Total Return	0.80%
Van Kampen Emerging Growth	0.80%
Alger Aggressive Growth	0.80%
Federated Growth & Income	0.75%
Transamerica Value Balanced	0.75%
PBHG/NWQ Value Select	0.80%
American Century International(2)	1.00%
GE U.S. Equity	0.80%
Third Avenue Value	0.80%
Clarion Real Estate Securities	0.80%
Marsico Growth(3)	0.90%
Munder Net50(1)	0.90%
T. Rowe Price Dividend Growth(3)	0.90%
T. Rowe Price Small Cap	0.75%
Salomon All Cap(3)	0.90%
PBHG Mid Cap Growth(3)	0.90%
Dreyfus Mid Cap(4)	0.85%
Value Line Aggressive Growth	0.80%
Great Companies - AmericaSM	0.80%
Great Companies - TechnologySM	0.80%
Great Companies - Global[2]	0.80%
Gabelli Global Growth(5)	1.00%
LKCM Capital Growth	0.80%
Conservative Asset Allocation	0.10%
Moderate Asset Allocation	0.10%
Moderately Aggressive Asset Allocation	0.10%
Aggressive Asset Allocation	0.10%
PIMCO Total Return	0.70%
Janus Balanced(6)	0.90%
Transamerica Convertible Securities(7)	0.80%
Transamerica Equity	0.75%
Transamerica Growth Opportunities	0.85%
Capital Guardian Value(8)	0.85%
Transamerica U.S. Government Securities	0.65%
J.P. Morgan Enhanced Index(8)	0.75%
Capital Guardian U.S. Equity(8)	0.85%

(1)	On May 1, 2002, the advisory fee for Transamerica Money Market was reduced from 0.40% to 0.35% of average daily net assets.

(2)	ATFA receives compensation for its services at 1.00% of the first $50 million of the Portfolio’s average daily net assets; 0.95% of the Portfolio’s average daily net assets over $50 million up to $150 million; 0.90% of the Portfolio’s average daily net assets over $150 million up to $500 million; and 0.85% of the Portfolio’s average daily net assets above $500 million.

(3)	ATFA receives compensations for its services at 0.90% of the first $100 million of the Portfolio’s average daily net assets; and 0.80% of the Portfolio’s average daily net assets above $100 million.

(4)	ATFA receives compensations for its services at 0.85% of the first $100 million of the Portfolio’s average daily net assets; and 0.80% of the Portfolio’s average daily net assets above $100 million.

(5)	ATFA receives compensation for its services at 1.00% of the first $500 million of the Portfolio’s average daily net assets; and 0.90% of the Portfolio’s average daily net assets over

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 2 — (continued)

$500 million up to $1 billion; and 0.80% of the Portfolio’s average daily net assets above $1 billion.

(6)	ATFA receives compensation for its services at 0.90% of the first $500 million of the Portfolio’s average daily net assets; 0.85% of the next $500 million of the Portfolio’s average net assets; and 0.80% of the Portfolio’s average net assets above $1 billion.

(7)	ATFA receives compensation for its services at 0.80% of the first $500 million of the Portfolio’s average daily net assets; and 0.70% of the Portfolio’s average daily net assets above $500 million.

(8)	ATFA receives compensation for its services at 0.85% of the first $300 million of the Portfolio’s average daily net assets; 0.80% over $300 million up to $500 million; and 0.775% of the Portfolio’s average daily net assets above $500 million.

AEGON/ Transamerica Fund Services, Inc. (“ATFS”) provides the Fund with administrative and transfer agency services. ATFA and ATFS are wholly owned subsidiaries of WRL. WRL is an indirect wholly owned subsidiary of AEGON NV, a Netherlands corporation.

NOTE 3 — DIVIDEND DISTRIBUTIONS

Dividends are not declared by the Annuity Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Annuity Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Annuity Account.

NOTE 4 — SECURITIES TRANSACTIONS

Securities transactions for the year ended December 31, 2002 are as follows (in thousands):

	Purchases	Proceeds
	of	From Sales
Subaccount	Securities	of Securities

WRL Transamerica Money Market	$787,690	$741,378
WRL AEGON Bond	109,527	68,250
WRL Janus Growth	24,924	243,047
WRL Janus Global	191,738	348,363
WRL LKCM Strategic Total Return	26,924	93,551
WRL Van Kampen Emerging Growth	32,805	156,393
WRL Alger Aggressive Growth	26,693	100,443
WRL Federated Growth & Income	128,917	53,131
WRL Transamerica Value Balanced	117,779	69,763
WRL PBHG/NWQ Value Select	36,464	41,277
WRL American Century International	109,766	106,999
WRL GE U.S. Equity	14,036	34,764
WRL Third Avenue Value	58,762	31,240
WRL Clarion Real Estate Securities	53,010	15,665
WRL Marsico Growth	22,014	16,436
WRL Munder Net50	12,651	5,941
WRL T. Rowe Price Dividend Growth	17,383	12,675
WRL T. Rowe Price Small Cap	47,941	39,214
WRL Salomon All Cap	46,044	54,711
WRL PBHG Mid Cap Growth	71,592	92,174
WRL Dreyfus Mid Cap	44,413	21,485
WRL Value Line Aggressive Growth	4,523	4,154
WRL Great Companies - AmericaSM	79,959	32,877
WRL Great Companies - TechnologySM	14,846	13,178
WRL Great Companies - Global[2]	11,633	4,351
WRL Gabelli Global Growth	77,039	67,237
WRL LKCM Capital Growth	7,895	5,129
WRL Conservative Asset Allocation	62,688	7,580
WRL Moderate Asset Allocation	125,746	3,315
WRL Moderately Aggressive Asset Allocation	118,293	2,341
WRL Aggressive Asset Allocation	42,203	2,098
WRL PIMCO Total Return	55,079	5,033
WRL Janus Balanced	25,299	6,095
WRL Transamerica Convertible Securities	4,459	1,344
WRL Transamerica Equity	29,182	1,398
WRL Transamerica Growth Opportunities	4,763	660
WRL Capital Guardian Value	13,059	429
WRL Transamerica U.S. Government Securities	22,238	6,854
WRL J.P. Morgan Enhanced Index	5,063	1,207
WRL Capital Guardian U.S. Equity	8,431	773
Fidelity VIP Growth Opportunities	4,730	3,006
Fidelity VIP Contrafund®	30,530	14,611
Fidelity VIP Equity-Income	21,737	10,250

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 —	FINANCIAL HIGHLIGHTS

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL Transamerica Money Market Subaccount

Class A	12/31/02		$16.01	$0.03	$0.00	$0.03	$16.04
	12/31/01		15.59	0.42	0.00	0.42	16.01
	12/31/00		14.88	0.71	0.00	0.71	15.59
	12/31/99		14.37	0.51	0.00	0.51	14.88
	12/31/98		13.82	0.55	0.00	0.55	14.37

Class B	12/31/02		13.30	0.01	0.00	0.01	13.31
	12/31/01		12.97	0.33	0.00	0.33	13.30
	12/31/00		12.40	0.57	0.00	0.57	12.97
	12/31/99		11.99	0.41	0.00	0.41	12.40
	12/31/98		11.55	0.44	0.00	0.44	11.99

Class C	12/31/02		10.74	(0.02)	0.00	(0.02)	10.72
	12/31/01		10.50	0.24	0.00	0.24	10.74
	12/31/00		10.05	0.45	0.00	0.45	10.50
	12/31/99	(1)	10.00	0.05	0.00	0.05	10.05

Class D	12/31/02		10.73	(0.03)	0.00	(0.03)	10.70
	12/31/01		10.51	0.22	0.00	0.22	10.73
	12/31/00		10.05	0.46	0.00	0.46	10.51
	12/31/99	(1)	10.00	0.05	0.00	0.05	10.05

WRL AEGON Bond Subaccount

Class A	12/31/02		23.61	0.63	1.41	2.04	25.65
	12/31/01		22.12	(0.14)	1.63	1.49	23.61
	12/31/00		20.20	0.90	1.02	1.92	22.12
	12/31/99		21.08	0.76	(1.64)	(0.88)	20.20
	12/31/98		19.52	0.82	0.74	1.56	21.08

Class B	12/31/02		16.12	0.42	0.94	1.36	17.48
	12/31/01		15.13	(0.12)	1.11	0.99	16.12
	12/31/00		13.83	0.59	0.71	1.30	15.13
	12/31/99		14.45	0.59	(1.21)	(0.62)	13.83
	12/31/98		13.41	0.60	0.44	1.04	14.45

Class C	12/31/02		11.59	0.19	0.76	0.95	12.54
	12/31/01		10.90	(0.10)	0.79	0.69	11.59
	12/31/00		9.98	1.00	(0.08)	0.92	10.90
	12/31/99	(1)	10.00	0.56	(0.58)	(0.02)	9.98

Class D	12/31/02		11.58	0.14	0.79	0.93	12.51
	12/31/01		10.91	(0.15)	0.82	0.67	11.58
	12/31/00		9.98	0.50	0.43	0.93	10.91
	12/31/99	(1)	10.00	0.56	(0.58)	(0.02)	9.98

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL Transamerica Money Market Subaccount

Class A	12/31/02		0.19%	$71,723	0.19%	1.25%
	12/31/01		2.69	78,284	2.49	1.25
	12/31/00		4.80	60,237	4.67	1.25
	12/31/99		3.55	96,984	3.52	1.25
	12/31/98		3.99	48,797	3.89	1.25

Class B	12/31/02		0.04	302,991	0.03	1.40
	12/31/01		2.54	300,383	2.31	1.40
	12/31/00		4.64	203,148	4.53	1.40
	12/31/99		3.39	269,284	3.37	1.40
	12/31/98		3.83	93,982	3.72	1.40

Class C	12/31/02		(0.21)	53,253	(0.32)	1.65
	12/31/01		2.28	7,724	1.83	1.65
	12/31/00		4.55	2,411	4.47	1.65
	12/31/99	(1)	0.46	25	5.28	1.65

Class D	12/31/02		(0.36)	2,035	(0.45)	1.80
	12/31/01		2.13	543	2.21	1.80
	12/31/00		4.62	559	4.33	1.80
	12/31/99	(1)	0.46	25	5.28	1.80

WRL AEGON Bond Subaccount

Class A	12/31/02		8.61	52,173	2.56	1.25
	12/31/01		6.73	47,689	(0.62)	1.25
	12/31/00		9.51	34,439	4.30	1.25
	12/31/99		(4.14)	37,241	3.69	1.25
	12/31/98		7.96	50,893	4.02	1.25

Class B	12/31/02		8.44	194,524	2.51	1.40
	12/31/01		6.57	155,083	(0.78)	1.40
	12/31/00		9.35	79,326	4.15	1.40
	12/31/99		(4.29)	86,875	4.16	1.40
	12/31/98		7.80	91,784	4.31	1.40

Class C	12/31/02		8.17	12,464	1.56	1.65
	12/31/01		6.31	2,764	(0.91)	1.65
	12/31/00		9.25	245	9.61	1.65
	12/31/99	(1)	(0.21)	25	64.13	1.65

Class D	12/31/02		8.01	1,467	2.30	1.80
	12/31/01		6.15	35	(1.35)	1.80
	12/31/00		9.32	32	4.79	1.80
	12/31/99	(1)	(0.21)	25	64.13	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL Janus Growth Subaccount

Class A	12/31/02		$49.07	$(0.50)	$(14.61)	$(15.11)	$33.96
	12/31/01		69.21	(0.69)	(19.45)	(20.14)	49.07
	12/31/00		98.62	10.08	(39.49)	(29.41)	69.21
	12/31/99		62.54	15.61	20.47	36.08	98.62
	12/31/98		38.50	(0.08)	24.12	24.04	62.54

Class B	12/31/02		23.52	(0.27)	(7.00)	(7.27)	16.25
	12/31/01		33.23	(0.37)	(9.34)	(9.71)	23.52
	12/31/00		47.42	5.14	(19.33)	(14.19)	33.23
	12/31/99		30.12	8.20	9.10	17.30	47.42
	12/31/98		18.57	(0.08)	11.63	11.55	30.12

Class C	12/31/02		5.37	(0.07)	(1.60)	(1.67)	3.70
	12/31/01		7.61	(0.10)	(2.14)	(2.24)	5.37
	12/31/00		10.87	2.75	(6.01)	(3.26)	7.61
	12/31/99	(1)	10.00	1.59	(0.72)	0.87	10.87

Class D	12/31/02		5.37	(0.08)	(1.59)	(1.67)	3.70
	12/31/01		7.61	(0.11)	(2.13)	(2.24)	5.37
	12/31/00		10.87	2.58	(5.84)	(3.26)	7.61
	12/31/99	(1)	10.00	1.59	(0.72)	0.87	10.87

WRL Janus Global Subaccount

Class A	12/31/02		32.44	0.33	(9.07)	(8.74)	23.70
	12/31/01		42.58	(0.13)	(10.01)	(10.14)	32.44
	12/31/00		52.29	9.64	(19.35)	(9.71)	42.58
	12/31/99		30.94	2.84	18.51	21.35	52.29
	12/31/98		24.10	0.83	6.01	6.84	30.94

Class B	12/31/02		32.01	0.31	(8.97)	(8.66)	23.35
	12/31/01		42.07	(0.19)	(9.87)	(10.06)	32.01
	12/31/00		51.75	9.99	(19.67)	(9.68)	42.07
	12/31/99		30.67	3.02	18.06	21.08	51.75
	12/31/98		23.92	0.88	5.87	6.75	30.67

Class C	12/31/02		7.02	0.03	(1.94)	(1.91)	5.11
	12/31/01		9.25	(0.06)	(2.17)	(2.23)	7.02
	12/31/00		11.39	4.26	(6.40)	(2.14)	9.25
	12/31/99	(1)	10.00	0.64	0.75	1.39	11.39

Class D	12/31/02		7.01	0.06	(1.97)	(1.91)	5.10
	12/31/01		9.26	(0.07)	(2.18)	(2.25)	7.01
	12/31/00		11.39	4.01	(6.14)	(2.13)	9.26
	12/31/99	(1)	10.00	0.64	0.75	1.39	11.39

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL Janus Growth Subaccount

Class A	12/31/02		(30.80)%	$217,230	(1.25)%	1.25%
	12/31/01		(29.10)	423,902	(1.25)	1.25
	12/31/00		(29.83)	735,722	10.63	1.25
	12/31/99		57.69	1,166,818	20.94	1.25
	12/31/98		62.43	817,014	(0.18)	1.25

Class B	12/31/02		(30.90)	361,607	(1.40)	1.40
	12/31/01		(29.20)	688,012	(1.40)	1.40
	12/31/00		(29.93)	1,150,997	11.31	1.40
	12/31/99		57.45	1,530,464	22.70	1.40
	12/31/98		62.19	826,236	(0.33)	1.40

Class C	12/31/02		(31.07)	6,060	(1.65)	1.65
	12/31/01		(29.38)	7,200	2.09	1.65
	12/31/00		(30.00)	6,126	28.15	1.65
	12/31/99	(1)	8.70	27	173.48	1.65

Class D	12/31/02		(31.18)	596	(1.80)	1.80
	12/31/01		(29.49)	603	(1.81)	1.80
	12/31/00		(29.95)	845	26.21	1.80
	12/31/99	(1)	8.70	27	173.48	1.80

WRL Janus Global Subaccount

Class A	12/31/02		(26.94)	107,242	1.20	1.25
	12/31/01		(23.80)	206,986	(0.37)	1.25
	12/31/00		(18.57)	352,075	18.56	1.25
	12/31/99		68.98	458,385	7.93	1.25
	12/31/98		28.40	298,285	2.97	1.25

Class B	12/31/02		(27.05)	268,141	1.13	1.40
	12/31/01		(23.92)	504,195	(0.53)	1.40
	12/31/00		(18.69)	867,971	19.50	1.40
	12/31/99		68.73	976,752	8.45	1.40
	12/31/98		28.21	524,585	3.16	1.40

Class C	12/31/02		(27.24)	1,172	0.43	1.65
	12/31/01		(24.11)	2,084	(0.77)	1.65
	12/31/00		(18.77)	3,478	39.73	1.65
	12/31/99	(1)	13.87	28	70.01	1.65

Class D	12/31/02		(27.35)	208	1.08	1.80
	12/31/01		(24.22)	238	(0.92)	1.80
	12/31/00		(18.71)	402	37.21	1.80
	12/31/99	(1)	13.87	28	70.01	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL LKCM Strategic Total Return Subaccount

Class A	12/31/02		$20.47	$0.31	$(2.70)	$(2.39)	$18.08
	12/31/01		21.19	(0.16)	(0.56)	(0.72)	20.47
	12/31/00		22.29	1.47	(2.57)	(1.10)	21.19
	12/31/99		20.14	1.52	0.63	2.15	22.29
	12/31/98		18.60	0.56	0.98	1.54	20.14

Class B	12/31/02		20.20	0.29	(2.67)	(2.38)	17.82
	12/31/01		20.94	(0.19)	(0.55)	(0.74)	20.20
	12/31/00		22.07	1.42	(2.55)	(1.13)	20.94
	12/31/99		19.97	1.54	0.56	2.10	22.07
	12/31/98		18.47	0.59	0.91	1.50	19.97

Class C	12/31/02		9.41	0.13	(1.26)	(1.13)	8.28
	12/31/01		9.78	(0.11)	(0.26)	(0.37)	9.41
	12/31/00		10.32	1.43	(1.97)	(0.54)	9.78
	12/31/99	(1)	10.00	0.55	(0.23)	0.32	10.32

Class D	12/31/02		9.40	0.07	(1.21)	(1.14)	8.26
	12/31/01		9.79	(0.13)	(0.26)	(0.39)	9.40
	12/31/00		10.32	1.17	(1.70)	(0.53)	9.79
	12/31/99	(1)	10.00	0.55	(0.23)	0.32	10.32

WRL Van Kampen Emerging Growth Subaccount

Class A	12/31/02		36.41	(0.35)	(11.99)	(12.34)	24.07
	12/31/01		55.22	(0.49)	(18.32)	(18.81)	36.41
	12/31/00		63.48	14.84	(23.10)	(8.26)	55.22
	12/31/99		31.33	8.33	23.82	32.15	63.48
	12/31/98		23.10	0.69	7.54	8.23	31.33

Class B	12/31/02		35.94	(0.39)	(11.83)	(12.22)	23.72
	12/31/01		54.59	(0.55)	(18.10)	(18.65)	35.94
	12/31/00		62.85	15.66	(23.92)	(8.26)	54.59
	12/31/99		31.06	8.95	22.84	31.79	62.85
	12/31/98		22.94	0.72	7.40	8.12	31.06

Class C	12/31/02		6.90	(0.09)	(2.27)	(2.36)	4.54
	12/31/01		10.51	(0.12)	(3.49)	(3.61)	6.90
	12/31/00		12.11	7.05	(8.65)	(1.60)	10.51
	12/31/99	(1)	10.00	1.56	0.55	2.11	12.11

Class D	12/31/02		6.89	(0.09)	(2.27)	(2.36)	4.53
	12/31/01		10.51	(0.14)	(3.48)	(3.62)	6.89
	12/31/00		12.11	7.53	(9.13)	(1.60)	10.51
	12/31/99	(1)	10.00	1.56	0.55	2.11	12.11

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL LKCM Strategic Total Return Subaccount

Class A	12/31/02		(11.67)%	$67,379	1.60%	1.25%
	12/31/01		(3.40)	106,001	(0.80)	1.25
	12/31/00		(4.96)	139,232	6.87	1.25
	12/31/99		10.68	156,928	7.33	1.25
	12/31/98		8.28	160,783	2.95	1.25

Class B	12/31/02		(11.80)	166,831	1.52	1.40
	12/31/01		(3.54)	238,281	(0.95)	1.40
	12/31/00		(5.10)	311,816	6.71	1.40
	12/31/99		10.51	356,121	7.46	1.40
	12/31/98		8.11	328,728	3.11	1.40

Class C	12/31/02		(12.02)	4,333	1.48	1.65
	12/31/01		(3.79)	2,599	(0.65)	1.65
	12/31/00		(5.19)	1,660	14.50	1.65
	12/31/99	(1)	3.16	26	61.80	1.65

Class D	12/31/02		(12.15)	324	0.85	1.80
	12/31/01		(3.93)	176	(1.37)	1.80
	12/31/00		(5.12)	205	11.77	1.80
	12/31/99	(1)	3.16	26	61.80	1.80

WRL Van Kampen Emerging Growth Subaccount

Class A	12/31/02		(33.89)	79,435	(1.17)	1.25
	12/31/01		(34.06)	163,092	(1.18)	1.25
	12/31/00		(13.01)	324,006	21.31	1.25
	12/31/99		102.62	390,626	21.35	1.25
	12/31/98		35.63	201,838	2.69	1.25

Class B	12/31/02		(33.99)	243,233	(1.32)	1.40
	12/31/01		(34.16)	475,293	(1.33)	1.40
	12/31/00		(13.14)	884,351	22.79	1.40
	12/31/99		102.31	891,089	22.92	1.40
	12/31/98		35.42	381,421	2.80	1.40

Class C	12/31/02		(34.16)	4,574	(1.55)	1.65
	12/31/01		(34.32)	4,417	0.21	1.65
	12/31/00		(13.22)	4,202	55.72	1.65
	12/31/99	(1)	21.08	30	163.83	1.65

Class D	12/31/02		(34.26)	444	(1.71)	1.80
	12/31/01		(34.42)	491	(1.73)	1.80
	12/31/00		(13.16)	808	59.88	1.80
	12/31/99	(1)	21.08	30	163.83	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL Alger Aggressive Growth Subaccount

Class A	12/31/02		$24.50	$(0.25)	$(8.38)	$(8.63)	$15.87
	12/31/01		29.69	(0.32)	(4.87)	(5.19)	24.50
	12/31/00		43.79	4.09	(18.19)	(14.10)	29.69
	12/31/99		26.23	4.29	13.27	17.56	43.79
	12/31/98		17.86	1.13	7.24	8.37	26.23

Class B	12/31/02		24.22	(0.28)	(8.27)	(8.55)	15.67
	12/31/01		29.40	(0.35)	(4.83)	(5.18)	24.22
	12/31/00		43.42	4.39	(18.41)	(14.02)	29.40
	12/31/99		26.05	4.68	12.69	17.37	43.42
	12/31/98		17.77	1.17	7.11	8.28	26.05

Class C	12/31/02		6.51	(0.08)	(2.23)	(2.31)	4.20
	12/31/01		7.92	(0.11)	(1.30)	(1.41)	6.51
	12/31/00		11.70	2.41	(6.19)	(3.78)	7.92
	12/31/99	(1)	10.00	1.01	0.69	1.70	11.70

Class D	12/31/02		6.50	(0.08)	(2.23)	(2.31)	4.19
	12/31/01		7.92	(0.12)	(1.30)	(1.42)	6.50
	12/31/00		11.70	2.41	(6.19)	(3.78)	7.92
	12/31/99	(1)	10.00	1.01	0.69	1.70	11.70

WRL Federated Growth & Income Subaccount

Class A	12/31/02		22.24	1.06	(1.13)	(0.07)	22.17
	12/31/01		19.46	0.12	2.66	2.78	22.24
	12/31/00		15.26	0.80	3.40	4.20	19.46
	12/31/99		16.17	0.83	(1.74)	(0.91)	15.26
	12/31/98		15.89	0.66	(0.38)	0.28	16.17

Class B	12/31/02		21.98	0.99	(1.08)	(0.09)	21.89
	12/31/01		19.27	0.00	2.71	2.71	21.98
	12/31/00		15.13	0.75	3.39	4.14	19.27
	12/31/99		16.06	0.87	(1.80)	(0.93)	15.13
	12/31/98		15.80	0.66	(0.40)	0.26	16.06

Class C	12/31/02		14.59	0.80	(0.90)	(0.10)	14.49
	12/31/01		12.82	0.02	1.75	1.77	14.59
	12/31/00		10.07	0.92	1.83	2.75	12.82
	12/31/99	(1)	10.00	0.47	(0.40)	0.07	10.07

Class D	12/31/02		14.58	0.28	(0.40)	(0.12)	14.46
	12/31/01		12.83	(0.06)	1.81	1.75	14.58
	12/31/00		10.07	0.50	2.26	2.76	12.83
	12/31/99	(1)	10.00	0.47	(0.40)	0.07	10.07

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL Alger Aggressive Growth Subaccount

Class A	12/31/02		(35.21)%	$32,595	(1.25)%	1.25%
	12/31/01		(17.49)	69,616	(1.25)	1.25
	12/31/00		(32.18)	113,930	10.16	1.25
	12/31/99		66.92	170,691	13.95	1.25
	12/31/98		46.84	106,742	5.39	1.25

Class B	12/31/02		(35.31)	163,239	(1.40)	1.40
	12/31/01		(17.62)	324,106	(1.40)	1.40
	12/31/00		(32.29)	478,889	11.10	1.40
	12/31/99		66.67	575,367	15.21	1.40
	12/31/98		46.62	281,507	5.57	1.40

Class C	12/31/02		(35.47)	2,777	(1.65)	1.65
	12/31/01		(17.82)	2,491	(1.64)	1.65
	12/31/00		(32.35)	2,167	24.77	1.65
	12/31/99	(1)	17.05	29	106.09	1.65

Class D	12/31/02		(35.57)	494	(1.80)	1.80
	12/31/01		(17.95)	307	(1.80)	1.80
	12/31/00		(32.30)	399	24.77	1.80
	12/31/99	(1)	17.05	29	106.09	1.80

WRL Federated Growth & Income Subaccount

Class A	12/31/02		(0.29)	49,332	4.73	1.25
	12/31/01		14.26	40,167	0.57	1.25
	12/31/00		27.56	19,086	4.83	1.25
	12/31/99		(5.64)	11,318	5.27	1.25
	12/31/98		1.77	16,502	4.17	1.25

Class B	12/31/02		(0.44)	205,794	4.44	1.40
	12/31/01		14.09	174,484	0.47	1.40
	12/31/00		27.37	75,001	4.56	1.40
	12/31/99		(5.78)	45,739	5.55	1.40
	12/31/98		1.62	52,148	4.20	1.40

Class C	12/31/02		(0.69)	17,101	5.50	1.65
	12/31/01		13.81	3,718	0.21	1.65
	12/31/00		27.26	302	8.00	1.65
	12/31/99	(1)	0.74	25	54.01	1.65

Class D	12/31/02		(0.84)	1,163	3.57	1.80
	12/31/01		13.64	45	(0.44)	1.80
	12/31/00		27.35	42	4.50	1.80
	12/31/99	(1)	0.74	25	54.01	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL Transamerica Value Balanced Subaccount

Class A	12/31/02		$18.02	$0.35	$(3.03)	$(2.68)	$15.34
	12/31/01		17.81	0.03	0.18	0.21	18.02
	12/31/00		15.38	1.02	1.41	2.43	17.81
	12/31/99		16.51	0.32	(1.45)	(1.13)	15.38
	12/31/98		15.43	1.40	(0.32)	1.08	16.51

Class B	12/31/02		17.83	0.33	(3.01)	(2.68)	15.15
	12/31/01		17.65	0.01	0.17	0.18	17.83
	12/31/00		15.27	0.97	1.41	2.38	17.65
	12/31/99		16.41	0.29	(1.43)	(1.14)	15.27
	12/31/98		15.36	1.43	(0.38)	1.05	16.41

Class C	12/31/02		11.53	0.20	(1.96)	(1.76)	9.77
	12/31/01		11.44	(0.02)	0.11	0.09	11.53
	12/31/00		9.91	1.17	0.36	1.53	11.44
	12/31/99	(1)	10.00	0.28	(0.37)	(0.09)	9.91

Class D	12/31/02		11.52	0.20	(1.97)	(1.77)	9.75
	12/31/01		11.45	(0.09)	0.16	0.07	11.52
	12/31/00		9.91	0.78	0.76	1.54	11.45
	12/31/99	(1)	10.00	0.28	(0.37)	(0.09)	9.91

WRL PBHG/ NWQ Value Select Subaccount

Class A	12/31/02		15.33	0.11	(2.45)	(2.34)	12.99
	12/31/01		15.81	(0.17)	(0.31)	(0.48)	15.33
	12/31/00		13.90	0.16	1.75	1.91	15.81
	12/31/99		13.04	0.13	0.73	0.86	13.90
	12/31/98		13.86	0.89	(1.71)	(0.82)	13.04

Class B	12/31/02		15.20	0.09	(2.43)	(2.34)	12.86
	12/31/01		15.70	(0.19)	(0.31)	(0.50)	15.20
	12/31/00		13.82	0.14	1.74	1.88	15.70
	12/31/99		12.98	0.10	0.74	0.84	13.82
	12/31/98		13.83	0.91	(1.76)	(0.85)	12.98

Class C	12/31/02		11.42	0.05	(1.83)	(1.78)	9.64
	12/31/01		11.83	(0.17)	(0.24)	(0.41)	11.42
	12/31/00		10.42	0.20	1.21	1.41	11.83
	12/31/99	(1)	10.00	0.20	0.22	0.42	10.42

Class D	12/31/02		11.41	(0.07)	(1.72)	(1.79)	9.62
	12/31/01		11.83	(0.19)	(0.23)	(0.42)	11.41
	12/31/00		10.42	0.29	1.12	1.41	11.83
	12/31/99	(1)	10.00	0.20	0.22	0.42	10.42

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL Transamerica Value Balanced Subaccount

Class A	12/31/02		(14.90)%	$38,915	2.16%	1.25%
	12/31/01		1.18	45,217	0.17	1.25
	12/31/00		15.75	49,325	6.38	1.25
	12/31/99		(6.81)	59,161	1.95	1.25
	12/31/98		6.98	85,428	8.72	1.25

Class B	12/31/02		(15.02)	141,838	2.09	1.40
	12/31/01		1.03	143,650	0.06	1.40
	12/31/00		15.58	129,133	6.07	1.40
	12/31/99		(6.95)	167,034	1.78	1.40
	12/31/98		6.82	237,896	8.92	1.40

Class C	12/31/02		(15.24)	4,756	1.97	1.65
	12/31/01		0.76	1,692	(0.20)	1.65
	12/31/00		15.47	249	11.06	1.65
	12/31/99	(1)	(0.93)	25	32.57	1.65

Class D	12/31/02		(15.36)	303	2.91	1.80
	12/31/01		0.63	24	(0.75)	1.80
	12/31/00		15.56	39	7.45	1.80
	12/31/99	(1)	(0.93)	25	32.57	1.80

WRL PBHG/ NWQ Value Select Subaccount

Class A	12/31/02		(15.28)	19,458	0.76	1.25
	12/31/01		(3.03)	29,428	(1.11)	1.25
	12/31/00		13.76	33,469	1.13	1.25
	12/31/99		6.61	32,947	0.92	1.25
	12/31/98		(5.96)	38,640	6.44	1.25

Class B	12/31/02		(15.40)	59,974	0.65	1.40
	12/31/01		(3.17)	79,151	(1.26)	1.40
	12/31/00		13.59	79,490	1.00	1.40
	12/31/99		6.45	77,102	0.75	1.40
	12/31/98		(6.10)	92,217	6.63	1.40

Class C	12/31/02		(15.62)	5,518	0.52	1.65
	12/31/01		(3.41)	1,296	(1.51)	1.65
	12/31/00		13.49	147	1.88	1.65
	12/31/99	(1)	4.21	26	22.95	1.65

Class D	12/31/02		(15.74)	383	(1.09)	1.80
	12/31/01		(3.56)	69	(1.66)	1.80
	12/31/00		13.57	84	2.65	1.80
	12/31/99	(1)	4.21	26	22.95	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL American Century International Subaccount

Class A	12/31/02		$9.27	$(0.08)	$(1.98)	$(2.06)	$7.21
	12/31/01		12.26	0.23	(3.22)	(2.99)	9.27
	12/31/00		14.60	1.81	(4.15)	(2.34)	12.26
	12/31/99		11.83	0.49	2.28	2.77	14.60
	12/31/98		10.62	(0.14)	1.35	1.21	11.83

Class B	12/31/02		9.20	(0.09)	(1.96)	(2.05)	7.15
	12/31/01		12.18	0.19	(3.17)	(2.98)	9.20
	12/31/00		14.54	1.93	(4.29)	(2.36)	12.18
	12/31/99		11.80	0.43	2.31	2.74	14.54
	12/31/98		10.60	(0.15)	1.35	1.20	11.80

Class C	12/31/02		7.02	(0.07)	(1.51)	(1.58)	5.44
	12/31/01		9.32	0.14	(2.44)	(2.30)	7.02
	12/31/00		11.12	3.74	(5.54)	(1.80)	9.32
	12/31/99	(1)	10.00	0.53	0.59	1.12	11.12

Class D	12/31/02		7.01	(0.10)	(1.48)	(1.58)	5.43
	12/31/01		9.32	0.09	(2.40)	(2.31)	7.01
	12/31/00		11.12	3.31	(5.11)	(1.80)	9.32
	12/31/99	(1)	10.00	0.53	0.59	1.12	11.12

WRL GE U.S. Equity Subaccount

Class A	12/31/02		15.69	(0.12)	(3.14)	(3.26)	12.43
	12/31/01		17.44	(0.17)	(1.58)	(1.75)	15.69
	12/31/00		17.80	0.60	(0.96)	(0.36)	17.44
	12/31/99		15.22	1.21	1.37	2.58	17.80
	12/31/98		12.54	0.54	2.14	2.68	15.22

Class B	12/31/02		15.58	(0.13)	(3.13)	(3.26)	12.32
	12/31/01		17.34	(0.20)	(1.56)	(1.76)	15.58
	12/31/00		17.72	0.56	(0.94)	(0.38)	17.34
	12/31/99		15.18	1.21	1.33	2.54	17.72
	12/31/98		12.53	0.62	2.03	2.65	15.18

Class C	12/31/02		9.13	(0.09)	(1.84)	(1.93)	7.20
	12/31/01		10.19	(0.14)	(0.92)	(1.06)	9.13
	12/31/00		10.42	0.76	(0.99)	(0.23)	10.19
	12/31/99	(1)	10.00	0.62	(0.20)	0.42	10.42

Class D	12/31/02		9.13	(0.10)	(1.84)	(1.94)	7.19
	12/31/01		10.20	(0.15)	(0.92)	(1.07)	9.13
	12/31/00		10.42	0.86	(1.08)	(0.22)	10.20
	12/31/99	(1)	10.00	0.62	(0.20)	0.42	10.42

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL American Century International Subaccount

Class A	12/31/02		(22.17)%	$2,665	(0.96)%	1.25%
	12/31/01		(24.39)	3,872	2.14	1.25
	12/31/00		(16.05)	5,910	13.29	1.25
	12/31/99		23.40	5,881	4.08	1.25
	12/31/98		11.45	6,783	(1.16)	1.25

Class B	12/31/02		(22.28)	15,428	(1.10)	1.40
	12/31/01		(24.51)	16,692	1.80	1.40
	12/31/00		(16.18)	21,548	14.28	1.40
	12/31/99		23.22	20,464	3.54	1.40
	12/31/98		11.28	19,376	(1.31)	1.40

Class C	12/31/02		(22.48)	1,347	(1.27)	1.65
	12/31/01		(24.70)	496	2.09	1.65
	12/31/00		(16.25)	273	38.14	1.65
	12/31/99	(1)	11.24	28	57.96	1.65

Class D	12/31/02		(22.59)	123	(1.50)	1.80
	12/31/01		(24.81)	150	1.16	1.80
	12/31/00		(16.19)	158	33.98	1.80
	12/31/99	(1)	11.24	28	57.96	1.80

WRL GE U.S. Equity Subaccount

Class A	12/31/02		(20.80)	17,125	(0.85)	1.25
	12/31/01		(10.01)	32,248	(1.08)	1.25
	12/31/00		(2.02)	40,557	3.42	1.25
	12/31/99		16.94	32,459	7.35	1.25
	12/31/98		21.35	23,419	3.90	1.25

Class B	12/31/02		(20.92)	71,147	(0.97)	1.40
	12/31/01		(10.15)	105,503	(1.23)	1.40
	12/31/00		(2.17)	132,905	3.22	1.40
	12/31/99		16.76	120,166	7.40	1.40
	12/31/98		21.16	73,456	4.55	1.40

Class C	12/31/02		(21.11)	2,255	(1.14)	1.65
	12/31/01		(10.37)	1,458	(0.75)	1.65
	12/31/00		(2.26)	879	7.40	1.65
	12/31/99	(1)	4.24	26	69.78	1.65

Class D	12/31/02		(21.23)	836	(1.30)	1.80
	12/31/01		(10.51)	584	(1.62)	1.80
	12/31/00		(2.19)	352	8.43	1.80
	12/31/99	(1)	4.24	26	69.78	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL Third Avenue Value Subaccount

Class A	12/31/02		$14.75	$0.07	$(1.98)	$(1.91)	$12.84
	12/31/01		14.07	(0.16)	0.84	0.68	14.75
	12/31/00		10.51	0.49	3.07	3.56	14.07
	12/31/99		9.20	0.15	1.16	1.31	10.51
	12/31/98	(1)	10.00	(0.08)	(0.72)	(0.80)	9.20

Class B	12/31/02		14.66	0.05	(1.97)	(1.92)	12.74
	12/31/01		14.00	(0.18)	0.84	0.66	14.66
	12/31/00		10.48	0.52	3.00	3.52	14.00
	12/31/99		9.19	0.14	1.15	1.29	10.48
	12/31/98	(1)	10.00	(0.09)	(0.72)	(0.81)	9.19

Class C	12/31/02		14.86	0.05	(2.03)	(1.98)	12.88
	12/31/01		14.23	(0.22)	0.85	0.63	14.86
	12/31/00		10.66	0.83	2.74	3.57	14.23
	12/31/99	(1)	10.00	0.11	0.55	0.66	10.66

Class D	12/31/02		14.85	(0.07)	(1.93)	(2.00)	12.85
	12/31/01		14.24	(0.25)	0.86	0.61	14.85
	12/31/00		10.66	0.42	3.16	3.58	14.24
	12/31/99	(1)	10.00	0.11	0.55	0.66	10.66

WRL Clarion Real Estate Securities Subaccount

Class A	12/31/02		11.25	0.11	0.15	0.26	11.51
	12/31/01		10.26	0.16	0.83	0.99	11.25
	12/31/00		8.02	0.03	2.21	2.24	10.26
	12/31/99		8.44	0.03	(0.45)	(0.42)	8.02
	12/31/98	(1)	10.00	(0.07)	(1.49)	(1.56)	8.44

Class B	12/31/02		11.19	0.06	0.18	0.24	11.43
	12/31/01		10.22	0.13	0.84	0.97	11.19
	12/31/00		8.00	0.09	2.13	2.22	10.22
	12/31/99		8.43	0.08	(0.51)	(0.43)	8.00
	12/31/98	(1)	10.00	(0.08)	(1.49)	(1.57)	8.43

Class C	12/31/02		14.50	0.03	0.25	0.28	14.78
	12/31/01		13.28	0.09	1.13	1.22	14.50
	12/31/00		10.40	(0.06)	2.94	2.88	13.28
	12/31/99	(1)	10.00	0.00	0.40	0.40	10.40

Class D	12/31/02		14.49	(0.07)	0.33	0.26	14.75
	12/31/01		13.29	0.07	1.13	1.20	14.49
	12/31/00		10.40	(0.12)	3.01	2.89	13.29
	12/31/99	(1)	10.00	0.00	0.40	0.40	10.40

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL Third Avenue Value Subaccount

Class A	12/31/02		(12.97)%	$26,197	0.49%	1.25%
	12/31/01		4.85	29,496	(1.14)	1.25
	12/31/00		33.78	17,062	3.80	1.25
	12/31/99		14.28	5,309	1.58	1.25
	12/31/98	(1)	(7.99)	5,921	(0.89)	1.25

Class B	12/31/02		(13.10)	93,226	0.37	1.40
	12/31/01		4.69	95,623	(1.28)	1.40
	12/31/00		33.58	57,844	4.00	1.40
	12/31/99		14.11	10,148	1.54	1.40
	12/31/98	(1)	(8.13)	9,419	(1.03)	1.40

Class C	12/31/02		(13.31)	10,130	0.36	1.65
	12/31/01		4.43	2,111	(1.36)	1.65
	12/31/00		33.46	554	6.15	1.65
	12/31/99	(1)	6.60	27	12.46	1.65

Class D	12/31/02		(13.44)	515	(0.77)	1.80
	12/31/01		4.28	108	(1.71)	1.80
	12/31/00		33.56	74	3.15	1.80
	12/31/99	(1)	6.60	27	12.46	1.80

WRL Clarion Real Estate Securities Subaccount

Class A	12/31/02		2.31	10,293	0.94	1.25
	12/31/01		9.67	4,559	1.48	1.25
	12/31/00		28.01	1,649	0.33	1.25
	12/31/99		(4.97)	407	0.42	1.25
	12/31/98	(1)	(15.65)	571	(1.26)	1.25

Class B	12/31/02		2.16	52,519	0.54	1.40
	12/31/01		9.51	26,918	1.24	1.40
	12/31/00		27.82	10,796	0.94	1.40
	12/31/99		(5.11)	1,626	1.01	1.40
	12/31/98	(1)	(15.73)	1,324	(1.41)	1.40

Class C	12/31/02		1.90	4,399	0.20	1.65
	12/31/01		9.24	552	0.64	1.65
	12/31/00		27.70	128	(0.54)	1.65
	12/31/99	(1)	3.98	26	0.00	1.65

Class D	12/31/02		1.75	415	(0.55)	1.80
	12/31/01		9.07	158	0.48	1.80
	12/31/00		27.79	131	(0.97)	1.80
	12/31/99	(1)	3.98	26	0.00	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL Marsico Growth Subaccount

Class A	12/31/02		$8.98	$(0.09)	$(2.33)	$(2.42)	$6.56
	12/31/01		10.58	(0.05)	(1.55)	(1.60)	8.98
	12/31/00		11.65	0.02	(1.09)	(1.07)	10.58
	12/31/99	(1)	10.00	(0.09)	1.74	1.65	11.65

Class B	12/31/02		8.94	(0.10)	(2.31)	(2.41)	6.53
	12/31/01		10.56	(0.05)	(1.57)	(1.62)	8.94
	12/31/00		11.64	0.02	(1.10)	(1.08)	10.56
	12/31/99	(1)	10.00	(0.10)	1.74	1.64	11.64

Class C	12/31/02		8.22	(0.10)	(2.14)	(2.24)	5.98
	12/31/01		9.72	(0.08)	(1.42)	(1.50)	8.22
	12/31/00		10.73	0.05	(1.06)	(1.01)	9.72
	12/31/99	(1)	10.00	0.00	0.73	0.73	10.73

Class D	12/31/02		8.21	(0.09)	(2.15)	(2.24)	5.97
	12/31/01		9.73	(0.09)	(1.43)	(1.52)	8.21
	12/31/00		10.73	0.00	(1.00)	(1.00)	9.73
	12/31/99	(1)	10.00	0.00	0.73	0.73	10.73

WRL Munder Net50 Subaccount

Class A	12/31/02		8.45	(0.07)	(3.24)	(3.31)	5.14
	12/31/01		11.47	(0.07)	(2.95)	(3.02)	8.45
	12/31/00		11.64	0.19	(0.36)	(0.17)	11.47
	12/31/99	(1)	10.00	0.23	1.41	1.64	11.64

Class B	12/31/02		8.41	(0.08)	(3.22)	(3.30)	5.11
	12/31/01		11.44	(0.08)	(2.95)	(3.03)	8.41
	12/31/00		11.63	0.17	(0.36)	(0.19)	11.44
	12/31/99	(1)	10.00	0.44	1.19	1.63	11.63

Class C	12/31/02		7.85	(0.08)	(3.01)	(3.09)	4.76
	12/31/01		10.70	(0.10)	(2.75)	(2.85)	7.85
	12/31/00		10.89	0.05	(0.24)	(0.19)	10.70
	12/31/99	(1)	10.00	0.49	0.40	0.89	10.89

Class D	12/31/02		7.84	(0.11)	(2.99)	(3.10)	4.74
	12/31/01		10.71	(0.12)	(2.75)	(2.87)	7.84
	12/31/00		10.89	0.02	(0.20)	(0.18)	10.71
	12/31/99	(1)	10.00	0.49	0.40	0.89	10.89

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL Marsico Growth Subaccount

Class A	12/31/02		(26.90)%	$5,338	(1.16)%	1.25%
	12/31/01		(15.16)	5,508	(0.59)	1.25
	12/31/00		(9.16)	2,254	0.18	1.25
	12/31/99	(1)	16.52	1,317	(1.25)	1.25

Class B	12/31/02		(27.01)	13,933	(1.30)	1.40
	12/31/01		(15.29)	18,852	(0.53)	1.40
	12/31/00		(9.30)	12,122	0.16	1.40
	12/31/99	(1)	16.40	5,865	(1.40)	1.40

Class C	12/31/02		(27.20)	3,470	(1.56)	1.65
	12/31/01		(15.50)	627	(0.86)	1.65
	12/31/00		(9.38)	278	0.52	1.65
	12/31/99	(1)	7.31	27	0.00	1.65

Class D	12/31/02		(27.31)	199	(1.72)	1.80
	12/31/01		(15.63)	88	(1.07)	1.80
	12/31/00		(9.32)	98	0.03	1.80
	12/31/99	(1)	7.31	27	0.00	1.80

WRL Munder Net50 Subaccount

Class A	12/31/02		(39.18)	1,962	(1.25)	1.25
	12/31/01		(26.35)	1,048	(0.73)	1.25
	12/31/00		(1.50)	697	1.62	1.25
	12/31/99	(1)	16.42	429	3.36	1.25

Class B	12/31/02		(39.27)	8,136	(1.40)	1.40
	12/31/01		(26.46)	7,428	(0.86)	1.40
	12/31/00		(1.65)	4,708	1.45	1.40
	12/31/99	(1)	16.31	1,935	6.35	1.40

Class C	12/31/02		(39.43)	958	(1.65)	1.65
	12/31/01		(26.64)	201	(1.20)	1.65
	12/31/00		(1.74)	96	0.44	1.65
	12/31/99	(1)	8.91	27	54.08	1.65

Class D	12/31/02		(39.52)	36	(1.80)	1.80
	12/31/01		(26.75)	61	(1.31)	1.80
	12/31/00		(1.67)	75	0.19	1.80
	12/31/99	(1)	8.91	27	54.08	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL T. Rowe Price Dividend Growth Subaccount

Class A	12/31/02		$9.43	$(0.07)	$(1.80)	$(1.87)	$7.56
	12/31/01		9.96	(0.07)	(0.46)	(0.53)	9.43
	12/31/00		9.18	(0.08)	0.86	0.78	9.96
	12/31/99	(1)	10.00	(0.08)	(0.74)	(0.82)	9.18

Class B	12/31/02		9.39	(0.08)	(1.79)	(1.87)	7.52
	12/31/01		9.94	(0.09)	(0.46)	(0.55)	9.39
	12/31/00		9.17	(0.09)	0.86	0.77	9.94
	12/31/99	(1)	10.00	(0.09)	(0.74)	(0.83)	9.17

Class C	12/31/02		10.07	(0.10)	(1.93)	(2.03)	8.04
	12/31/01		10.69	(0.13)	(0.49)	(0.62)	10.07
	12/31/00		9.87	(0.12)	0.94	0.82	10.69
	12/31/99	(1)	10.00	0.00	(0.13)	(0.13)	9.87

Class D	12/31/02		10.06	(0.09)	(1.95)	(2.04)	8.02
	12/31/01		10.69	(0.15)	(0.48)	(0.63)	10.06
	12/31/00		9.87	(0.09)	0.91	0.82	10.69
	12/31/99	(1)	10.00	0.00	(0.13)	(0.13)	9.87

WRL T. Rowe Price Small Cap Subaccount

Class A	12/31/02		11.07	(0.11)	(3.02)	(3.13)	7.94
	12/31/01		12.42	(0.14)	(1.21)	(1.35)	11.07
	12/31/00		13.73	(0.01)	(1.30)	(1.31)	12.42
	12/31/99	(1)	10.00	0.47	3.26	3.73	13.73

Class B	12/31/02		11.03	(0.13)	(3.00)	(3.13)	7.90
	12/31/01		12.38	(0.15)	(1.20)	(1.35)	11.03
	12/31/00		13.72	(0.03)	(1.31)	(1.34)	12.38
	12/31/99	(1)	10.00	0.36	3.36	3.72	13.72

Class C	12/31/02		9.13	(0.11)	(2.50)	(2.61)	6.52
	12/31/01		10.28	(0.15)	(1.00)	(1.15)	9.13
	12/31/00		11.40	(0.05)	(1.07)	(1.12)	10.28
	12/31/99	(1)	10.00	0.35	1.05	1.40	11.40

Class D	12/31/02		9.12	(0.06)	(2.55)	(2.61)	6.51
	12/31/01		10.29	(0.16)	(1.01)	(1.17)	9.12
	12/31/00		11.40	(0.04)	(1.07)	(1.11)	10.29
	12/31/99	(1)	10.00	0.35	1.05	1.40	11.40

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL T. Rowe Price Dividend Growth Subaccount

Class A	12/31/02		(19.83)%	$5,586	(0.78)%	1.25%
	12/31/01		(5.36)	7,190	(0.80)	1.25
	12/31/00		8.50	3,778	(0.82)	1.25
	12/31/99	(1)	(8.17)	1,812	(1.25)	1.25

Class B	12/31/02		(19.95)	23,146	(0.92)	1.40
	12/31/01		(5.50)	26,636	(0.95)	1.40
	12/31/00		8.34	11,159	(0.93)	1.40
	12/31/99	(1)	(8.27)	6,346	(1.40)	1.40

Class C	12/31/02		(20.15)	3,014	(1.15)	1.65
	12/31/01		(5.74)	1,473	(1.27)	1.65
	12/31/00		8.24	260	(1.19)	1.65
	12/31/99	(1)	(1.28)	25	0.00	1.65

Class D	12/31/02		(20.27)	99	(1.39)	1.80
	12/31/01		(5.88)	46	(1.45)	1.80
	12/31/00		8.32	40	(0.92)	1.80
	12/31/99	(1)	(1.28)	25	0.00	1.80

WRL T. Rowe Price Small Cap Subaccount

Class A	12/31/02		(28.25)	6,290	(1.25)	1.25
	12/31/01		(10.84)	7,670	(1.25)	1.25
	12/31/00		(9.59)	6,379	(0.07)	1.25
	12/31/99	(1)	37.33	3,909	6.22	1.25

Class B	12/31/02		(28.36)	18,821	(1.40)	1.40
	12/31/01		(10.97)	21,765	(1.40)	1.40
	12/31/00		(9.73)	14,407	(0.23)	1.40
	12/31/99	(1)	37.19	4,930	4.79	1.40

Class C	12/31/02		(28.54)	3,604	(1.65)	1.65
	12/31/01		(11.19)	724	(1.65)	1.65
	12/31/00		(9.81)	415	(0.48)	1.65
	12/31/99	(1)	13.98	28	38.09	1.65

Class D	12/31/02		(28.65)	257	(1.80)	1.80
	12/31/01		(11.33)	25	(1.80)	1.80
	12/31/00		(9.75)	26	(0.37)	1.80
	12/31/99	(1)	13.98	28	38.09	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL Salomon All Cap Subaccount

Class A	12/31/02		$13.50	$(0.03)	$(3.43)	$(3.46)	$10.04
	12/31/01		13.39	0.07	0.04	0.11	13.50
	12/31/00		11.46	0.18	1.75	1.93	13.39
	12/31/99	(1)	10.00	0.37	1.09	1.46	11.46

Class B	12/31/02		13.44	(0.05)	(3.41)	(3.46)	9.98
	12/31/01		13.36	0.05	0.03	0.08	13.44
	12/31/00		11.45	0.17	1.74	1.91	13.36
	12/31/99	(1)	10.00	0.40	1.05	1.45	11.45

Class C	12/31/02		12.24	(0.04)	(3.14)	(3.18)	9.06
	12/31/01		12.19	(0.01)	0.06	0.05	12.24
	12/31/00		10.46	0.17	1.56	1.73	12.19
	12/31/99	(1)	10.00	0.34	0.12	0.46	10.46

Class D	12/31/02		12.23	(0.04)	(3.15)	(3.19)	9.04
	12/31/01		12.20	(0.04)	0.07	0.03	12.23
	12/31/00		10.46	0.14	1.60	1.74	12.20
	12/31/99	(1)	10.00	0.34	0.12	0.46	10.46

WRL PBHG Mid Cap Growth Subaccount

Class A	12/31/02		9.44	(0.10)	(2.66)	(2.76)	6.68
	12/31/01		14.92	(0.14)	(5.34)	(5.48)	9.44
	12/31/00		17.65	(0.02)	(2.71)	(2.73)	14.92
	12/31/99	(1)	10.00	(0.02)	7.67	7.65	17.65

Class B	12/31/02		9.40	(0.11)	(2.65)	(2.76)	6.64
	12/31/01		14.89	(0.15)	(5.34)	(5.49)	9.40
	12/31/00		17.63	(0.05)	(2.69)	(2.74)	14.89
	12/31/99	(1)	10.00	(0.02)	7.65	7.63	17.63

Class C	12/31/02		6.43	(0.08)	(1.82)	(1.90)	4.53
	12/31/01		10.20	(0.12)	(3.65)	(3.77)	6.43
	12/31/00		12.09	(0.05)	(1.84)	(1.89)	10.20
	12/31/99	(1)	10.00	0.03	2.06	2.09	12.09

Class D	12/31/02		6.42	(0.09)	(1.81)	(1.90)	4.52
	12/31/01		10.21	(0.13)	(3.66)	(3.79)	6.42
	12/31/00		12.09	(0.05)	(1.83)	(1.88)	10.21
	12/31/99	(1)	10.00	0.03	2.06	2.09	12.09

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL Salomon All Cap Subaccount

Class A	12/31/02		(25.65)%	$19,926	(0.28)%	1.25%
	12/31/01		0.82	34,009	0.51	1.25
	12/31/00		16.83	11,475	1.40	1.25
	12/31/99	(1)	14.60	1,374	5.20	1.25

Class B	12/31/02		(25.76)	93,403	(0.43)	1.40
	12/31/01		0.67	141,303	0.38	1.40
	12/31/00		16.65	54,870	1.30	1.40
	12/31/99	(1)	14.49	4,867	5.63	1.40

Class C	12/31/02		(25.95)	6,173	(0.44)	1.65
	12/31/01		0.41	3,718	(0.05)	1.65
	12/31/00		16.55	1,127	1.43	1.65
	12/31/99	(1)	4.59	26	38.27	1.65

Class D	12/31/02		(26.06)	768	(0.53)	1.80
	12/31/01		0.26	400	(0.31)	1.80
	12/31/00		16.63	354	1.20	1.80
	12/31/99	(1)	4.59	26	38.27	1.80

WRL PBHG Mid Cap Growth Subaccount

Class A	12/31/02		(29.29)	4,234	(1.25)	1.25
	12/31/01		(36.72)	8,978	(1.25)	1.25
	12/31/00		(15.46)	22,718	(0.12)	1.25
	12/31/99	(1)	76.51	6,660	(0.22)	1.25

Class B	12/31/02		(29.39)	35,191	(1.40)	1.40
	12/31/01		(36.82)	71,192	(1.40)	1.40
	12/31/00		(15.58)	136,151	(0.26)	1.40
	12/31/99	(1)	76.33	25,604	(0.26)	1.40

Class C	12/31/02		(29.57)	1,531	(1.65)	1.65
	12/31/01		(36.98)	1,577	(1.65)	1.65
	12/31/00		(15.66)	1,787	(0.36)	1.65
	12/31/99	(1)	20.92	30	3.47	1.65

Class D	12/31/02		(29.67)	228	(1.80)	1.80
	12/31/01		(37.07)	264	(1.80)	1.80
	12/31/00		(15.60)	355	(0.35)	1.80
	12/31/99	(1)	20.92	30	3.47	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL Dreyfus Mid Cap Subaccount

Class A	12/31/02		$11.25	$(0.13)	$(1.43)	$(1.56)	$9.69
	12/31/01		11.85	0.00	(0.60)	(0.60)	11.25
	12/31/00		10.63	0.15	1.07	1.22	11.85
	12/31/99	(1)	10.00	(0.08)	0.71	0.63	10.63

Class B	12/31/02		11.20	(0.14)	(1.42)	(1.56)	9.64
	12/31/01		11.82	(0.01)	(0.61)	(0.62)	11.20
	12/31/00		10.62	0.21	0.99	1.20	11.82
	12/31/99	(1)	10.00	(0.09)	0.71	0.62	10.62

Class C	12/31/02		11.05	(0.15)	(1.42)	(1.57)	9.48
	12/31/01		11.69	(0.06)	(0.58)	(0.64)	11.05
	12/31/00		10.51	0.26	0.92	1.18	11.69
	12/31/99	(1)	10.00	0.00	0.51	0.51	10.51

Class D	12/31/02		11.04	(0.10)	(1.48)	(1.58)	9.46
	12/31/01		11.70	(0.07)	(0.59)	(0.66)	11.04
	12/31/00		10.51	0.04	1.15	1.19	11.70
	12/31/99	(1)	10.00	0.00	0.51	0.51	10.51

WRL Value Line Aggressive Growth Subaccount

Class A	12/31/02		7.92	(0.09)	(1.81)	(1.90)	6.02
	12/31/01		8.95	(0.10)	(0.93)	(1.03)	7.92
	12/31/00	(1)	10.00	(0.08)	(0.97)	(1.05)	8.95

Class B	12/31/02		7.90	(0.10)	(1.80)	(1.90)	6.00
	12/31/01		8.95	(0.11)	(0.94)	(1.05)	7.90
	12/31/00	(1)	10.00	(0.09)	(0.96)	(1.05)	8.95

Class C	12/31/02		7.87	(0.10)	(1.81)	(1.91)	5.96
	12/31/01		8.93	(0.13)	(0.93)	(1.06)	7.87
	12/31/00	(1)	10.00	(0.11)	(0.96)	(1.07)	8.93

Class D	12/31/02		7.85	(0.12)	(1.79)	(1.91)	5.94
	12/31/01		8.92	(0.14)	(0.93)	(1.07)	7.85
	12/31/00	(1)	10.00	(0.12)	(0.96)	(1.08)	8.92

WRL Great Companies - AmericaSM Subaccount

Class A	12/31/02		9.79	(0.09)	(2.04)	(2.13)	7.66
	12/31/01		11.28	(0.09)	(1.40)	(1.49)	9.79
	12/31/00	(1)	10.00	(0.09)	1.37	1.28	11.28

Class B	12/31/02		9.76	(0.10)	(2.03)	(2.13)	7.63
	12/31/01		11.27	(0.10)	(1.41)	(1.51)	9.76
	12/31/00	(1)	10.00	(0.10)	1.37	1.27	11.27

Class C	12/31/02		9.72	(0.12)	(2.02)	(2.14)	7.58
	12/31/01		11.25	(0.13)	(1.40)	(1.53)	9.72
	12/31/00	(1)	10.00	(0.12)	1.37	1.25	11.25

Class D	12/31/02		9.70	(0.11)	(2.04)	(2.15)	7.55
	12/31/01		11.24	(0.15)	(1.39)	(1.54)	9.70
	12/31/00	(1)	10.00	(0.13)	1.37	1.24	11.24

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL Dreyfus Mid Cap Subaccount

Class A	12/31/02		(13.80)%	$4,832	(1.24)%	1.25%
	12/31/01		(5.14)	3,441	(0.01)	1.25
	12/31/00		11.52	1,839	1.25	1.25
	12/31/99	(1)	6.30	800	(1.25)	1.25

Class B	12/31/02		(13.93)	30,894	(1.36)	1.40
	12/31/01		(5.28)	20,985	(0.10)	1.40
	12/31/00		11.35	10,671	1.78	1.40
	12/31/99	(1)	6.20	2,227	(1.40)	1.40

Class C	12/31/02		(14.15)	3,561	(1.63)	1.65
	12/31/01		(5.52)	535	(0.43)	1.65
	12/31/00		11.25	293	2.27	1.65
	12/31/99	(1)	5.10	26	0.00	1.65

Class D	12/31/02		(14.28)	240	(1.82)	1.80
	12/31/01		(5.66)	34	(0.67)	1.80
	12/31/00		11.33	35	0.38	1.80
	12/31/99	(1)	5.10	26	0.00	1.80

WRL Value Line Aggressive Growth Subaccount

Class A	12/31/02		(23.95)	451	(1.25)	1.25
	12/31/01		(11.52)	1,075	(1.25)	1.25
	12/31/00	(1)	(10.46)	730	(1.25)	1.25

Class B	12/31/02		(24.06)	4,292	(1.40)	1.40
	12/31/01		(11.66)	5,135	(1.40)	1.40
	12/31/00	(1)	(10.55)	3,755	(1.40)	1.40

Class C	12/31/02		(24.25)	454	(1.65)	1.65
	12/31/01		(11.88)	142	(1.64)	1.65
	12/31/00	(1)	(10.70)	114	(1.65)	1.65

Class D	12/31/02		(24.37)	54	(1.80)	1.80
	12/31/01		(12.01)	68	(1.80)	1.80
	12/31/00	(1)	(10.79)	27	(1.80)	1.80

WRL Great Companies - AmericaSM Subaccount

Class A	12/31/02		(21.68)	13,159	(1.02)	1.25
	12/31/01		(13.29)	19,052	(0.91)	1.25
	12/31/00	(1)	12.85	8,647	(1.25)	1.25

Class B	12/31/02		(21.79)	92,065	(1.16)	1.40
	12/31/01		(13.42)	97,739	(1.05)	1.40
	12/31/20	(1)	12.73	62,872	(1.40)	1.40

Class C	12/31/02		(21.99)	19,208	(1.43)	1.65
	12/31/01		(13.63)	15,139	(1.40)	1.65
	12/31/00	(1)	12.54	3,035	(1.65)	1.65

Class D	12/31/02		(22.11)	845	(1.62)	1.80
	12/31/01		(13.76)	322	(1.50)	1.80
	12/31/00	(1)	12.43	415	(1.80)	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL Great Companies - TechnologySM Subaccount

Class A	12/31/02		$4.16	$(0.03)	$(1.59)	$(1.62)	$2.54
	12/31/01		6.68	(0.06)	(2.46)	(2.52)	4.16
	12/31/00	(1)	10.00	(0.07)	(3.25)	(3.32)	6.68

Class B	12/31/02		4.15	(0.05)	(1.57)	(1.62)	2.53
	12/31/01		6.68	(0.07)	(2.46)	(2.53)	4.15
	12/31/00	(1)	10.00	(0.08)	(3.24)	(3.32)	6.68

Class C	12/31/02		4.13	(0.05)	(1.56)	(1.61)	2.52
	12/31/01		6.67	(0.07)	(2.47)	(2.54)	4.13
	12/31/00	(1)	10.00	(0.09)	(3.24)	(3.33)	6.67

Class D	12/31/02		4.12	(0.05)	(1.56)	(1.61)	2.51
	12/31/01		6.66	(0.08)	(2.46)	(2.54)	4.12
	12/31/00	(1)	10.00	(0.10)	(3.24)	(3.34)	6.66

WRL Great Companies - Global[2] Subaccount

Class A	12/31/02		6.98	(0.07)	(1.50)	(1.57)	5.41
	12/31/01		8.50	(0.08)	(1.44)	(1.52)	6.98
	12/31/00	(1)	10.00	(0.04)	(1.46)	(1.50)	8.50

Class B	12/31/02		6.97	(0.08)	(1.49)	(1.57)	5.40
	12/31/01		8.50	(0.09)	(1.44)	(1.53)	6.97
	12/31/00	(1)	10.00	(0.04)	(1.46)	(1.50)	8.50

Class C	12/31/02		6.95	(0.09)	(1.50)	(1.59)	5.36
	12/31/01		8.49	(0.11)	(1.43)	(1.54)	6.95
	12/31/00	(1)	10.00	(0.05)	(1.46)	(1.51)	8.49

Class D	12/31/02		6.93	(0.04)	(1.55)	(1.59)	5.34
	12/31/01		8.49	(0.13)	(1.43)	(1.56)	6.93
	12/31/00	(1)	10.00	(0.05)	(1.46)	(1.51)	8.49

WRL Gabelli Global Growth Subaccount

Class A	12/31/02		8.04	(0.06)	(1.33)	(1.39)	6.65
	12/31/01		9.06	(0.09)	(0.93)	(1.02)	8.04
	12/31/00	(1)	10.00	(0.04)	(0.90)	(0.94)	9.06

Class B	12/31/02		8.03	(0.07)	(1.34)	(1.41)	6.62
	12/31/01		9.06	(0.10)	(0.93)	(1.03)	8.03
	12/31/00	(1)	10.00	(0.04)	(0.90)	(0.94)	9.06

Class C	12/31/02		8.00	(0.07)	(1.34)	(1.41)	6.59
	12/31/01		9.05	(0.12)	(0.93)	(1.05)	8.00
	12/31/00	(1)	10.00	(0.05)	(0.90)	(0.95)	9.05

Class D	12/31/02		7.98	(0.08)	(1.34)	(1.42)	6.56
	12/31/01		9.04	(0.14)	(0.92)	(1.06)	7.98
	12/31/00	(1)	10.00	(0.06)	(0.90)	(0.96)	9.04

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL Great Companies - TechnologySM Subaccount

Class A	12/31/02		(38.89)%	$1,518	(1.25)%	1.25%
	12/31/01		(37.73)	3,193	(1.25)	1.25
	12/31/00	(1)	(33.17)	2,489	(1.25)	1.25

Class B	12/31/02		(38.98)	13,652	(1.40)	1.40
	12/31/01		(37.82)	21,142	(1.40)	1.40
	12/31/00	(1)	(33.23)	18,603	(1.40)	1.40

Class C	12/31/02		(39.13)	2,764	(1.65)	1.65
	12/31/01		(37.98)	1,676	(1.65)	1.65
	12/31/00	(1)	(33.35)	288	(1.65)	1.65

Class D	12/31/02		(39.22)	181	(1.80)	1.80
	12/31/01		(38.07)	113	(1.80)	1.80
	12/31/00	(1)	(33.41)	132	(1.80)	1.80

WRL Great Companies - Global [2] Subaccount

Class A	12/31/02		(22.49)	1,258	(1.21)	1.25
	12/31/01		(17.87)	1,743	(1.21)	1.25
	12/31/00	(1)	(14.95)	1,088	(1.25)	1.25

Class B	12/31/02		(22.60)	10,492	(1.35)	1.40
	12/31/01		(17.99)	8,817	(1.36)	1.40
	12/31/00	(1)	(14.96)	3,093	(1.40)	1.40

Class C	12/31/02		(22.80)	3,074	(1.60)	1.65
	12/31/01		(18.20)	1,101	(1.61)	1.65
	12/31/00	(1)	(15.07)	165	(1.65)	1.65

Class D	12/31/02		(22.91)	160	(1.77)	1.80
	12/31/01		(18.32)	17	(1.78)	1.80
	12/31/00	(1)	(15.11)	21	(1.80)	1.80

WRL Gabelli Global Growth Subaccount

Class A	12/31/02		(17.34)	7,333	(0.85)	1.25
	12/31/01		(11.23)	6,521	(1.13)	1.25
	12/31/00	(1)	(9.38)	1,403	(1.25)	1.25

Class B	12/31/02		(17.47)	37,515	(1.03)	1.40
	12/31/01		(11.36)	39,787	(1.25)	1.40
	12/31/00	(1)	(9.45)	8,995	(1.40)	1.40

Class C	12/31/02		(17.67)	4,605	(0.95)	1.65
	12/31/01		(11.59)	1,926	(1.51)	1.65
	12/31/00	(1)	(9.50)	277	(1.65)	1.65

Class D	12/31/02		(17.80)	332	(1.52)	1.80
	12/31/01		(11.72)	109	(1.68)	1.80
	12/31/00	(1)	(9.60)	183	(1.80)	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL LKCM Capital Growth Subaccount

Class A	12/31/02		$6.73	$(0.06)	$(3.69)	$(3.75)	$2.98
	12/31/01		11.18	0.00	(4.45)	(4.45)	6.73
	12/31/00	(1)	10.00	(0.01)	1.19	1.18	11.18

Class B	12/31/02		6.72	(0.06)	(3.69)	(3.75)	2.97
	12/31/01		11.18	(0.02)	(4.44)	(4.46)	6.72
	12/31/00	(1)	10.00	(0.01)	1.19	1.18	11.18

Class C	12/31/02		6.71	(0.05)	(3.70)	(3.75)	2.96
	12/31/01		11.17	(0.03)	(4.43)	(4.46)	6.71
	12/31/00	(1)	10.00	(0.02)	1.19	1.17	11.17

Class D	12/31/02		6.69	(0.04)	(3.70)	(3.74)	2.95
	12/31/01		11.17	(0.05)	(4.43)	(4.48)	6.69
	12/31/00	(1)	10.00	(0.02)	1.19	1.17	11.17

WRL Conservative Asset Allocation Subaccount

Class A	12/31/02	(1)	10.00	(0.06)	(0.93)	(0.99)	9.01

Class B	12/31/02	(1)	10.00	(0.08)	(0.92)	(1.00)	9.00

Class C	12/31/02	(1)	10.00	(0.07)	(0.94)	(1.01)	8.99

Class D	12/31/02	(1)	10.00	(0.07)	(0.95)	(1.02)	8.98

WRL Moderate Asset Allocation Subaccount

Class A	12/31/02	(1)	10.00	(0.06)	(1.20)	(1.26)	8.74

Class B	12/31/02	(1)	10.00	(0.08)	(1.19)	(1.27)	8.73

Class C	12/31/02	(1)	10.00	(0.07)	(1.22)	(1.29)	8.71

Class D	12/31/02	(1)	10.00	(0.06)	(1.24)	(1.30)	8.70

WRL Moderately Aggressive Asset Allocation Subaccount

Class A	12/31/02	(1)	10.00	(0.06)	(1.49)	(1.55)	8.45

Class B	12/31/02	(1)	10.00	(0.06)	(1.50)	(1.56)	8.44

Class C	12/31/02	(1)	10.00	(0.08)	(1.49)	(1.57)	8.43

Class D	12/31/02	(1)	10.00	(0.06)	(1.52)	(1.58)	8.42

WRL Aggressive Asset Allocation Subaccount

Class A	12/31/02	(1)	10.00	(0.06)	(1.84)	(1.90)	8.10

Class B	12/31/02	(1)	10.00	(0.07)	(1.84)	(1.91)	8.09

Class C	12/31/02	(1)	10.00	(0.05)	(1.87)	(1.92)	8.08

Class D	12/31/02	(1)	10.00	(0.04)	(1.89)	(1.93)	8.07

WRL PIMCO Total Return Subaccount

Class A	12/31/02	(1)	10.00	(0.08)	0.61	0.53	10.53

Class B	12/31/02	(1)	10.00	(0.09)	0.61	0.52	10.52

Class C	12/31/02	(1)	10.00	(0.09)	0.59	0.50	10.50

Class D	12/31/02	(1)	10.00	(0.07)	0.56	0.49	10.49

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL LKCM Capital Growth Subaccount

Class A	12/31/02		(55.69)%	$299	(1.25)%	1.25%
	12/31/01		(39.76)	1,101	0.01	1.25
	12/31/00	(1)	11.79	158	(1.25)	1.25

Class B	12/31/02		(55.75)	2,287	(1.40)	1.40
	12/31/01		(39.85)	3,773	(0.26)	1.40
	12/31/00	(1)	11.77	349	(1.40)	1.40

Class C	12/31/02		(55.86)	1,150	(1.65)	1.65
	12/31/01		(40.00)	316	(0.37)	1.65
	12/31/00	(1)	11.75	148	(1.65)	1.65

Class D	12/31/02		(55.93)	96	(1.80)	1.80
	12/31/01		(40.09)	84	(0.58)	1.80
	12/31/00	(1)	11.74	140	(1.80)	1.80

WRL Conservative Asset Allocation Subaccount

Class A	12/31/02	(1)	(9.86)	10,424	(1.25)	1.25

Class B	12/31/02	(1)	(9.95)	26,908	(1.40)	1.40

Class C	12/31/02	(1)	(10.10)	12,866	(1.65)	1.65

Class D	12/31/02	(1)	(10.19)	5,440	(1.80)	1.80

WRL Moderate Asset Allocation Subaccount

Class A	12/31/02	(1)	(12.64)	15,155	(1.25)	1.25

Class B	12/31/02	(1)	(12.73)	76,720	(1.40)	1.40

Class C	12/31/02	(1)	(12.87)	25,794	(1.65)	1.65

Class D	12/31/02	(1)	(12.96)	4,229	(1.80)	1.80

WRL Moderately Aggressive Asset Allocation Subaccount

Class A	12/31/02	(1)	(15.51)	13,286	(1.25)	1.25

Class B	12/31/02	(1)	(15.60)	76,325	(1.40)	1.40

Class C	12/31/02	(1)	(15.74)	20,245	(1.65)	1.65

Class D	12/31/02	(1)	(15.82)	4,884	(1.80)	1.80

WRL Aggressive Asset Allocation Subaccount

Class A	12/31/02	(1)	(18.98)	3,371	(1.25)	1.25

Class B	12/31/02	(1)	(19.07)	25,467	(1.40)	1.40

Class C	12/31/02	(1)	(19.20)	9,225	(1.65)	1.65

Class D	12/31/02	(1)	(19.28)	1,050	(1.80)	1.80

WRL PIMCO Total Return Subaccount

Class A	12/31/02	(1)	5.31	10,941	(1.25)	1.25

Class B	12/31/02	(1)	5.21	33,901	(1.40)	1.40

Class C	12/31/02	(1)	5.03	6,381	(1.65)	1.65

Class D	12/31/02	(1)	4.92	885	(1.80)	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

					Net Realized
			Accumulation		and	Net
			Unit Value,	Net	Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL Janus Balanced Subaccount

Class A	12/31/02	(1)	$10.00	$(0.07)	$(0.52)	$(0.59)	$9.41

Class B	12/31/02	(1)	10.00	(0.08)	(0.52)	(0.60)	9.40

Class C	12/31/02	(1)	10.00	(0.07)	(0.54)	(0.61)	9.39

Class D	12/31/02	(1)	10.00	(0.08)	(0.54)	(0.62)	9.38

WRL Transamerica Convertible Securities Subaccount

Class A	12/31/02	(1)	10.00	(0.07)	(0.69)	(0.76)	9.24

Class B	12/31/02	(1)	10.00	(0.07)	(0.70)	(0.77)	9.23

Class C	12/31/02	(1)	10.00	(0.08)	(0.70)	(0.78)	9.22

Class D	12/31/02	(1)	10.00	(0.11)	(0.68)	(0.79)	9.21

WRL Transamerica Equity Subaccount

Class A	12/31/02	(1)	10.00	(0.07)	(1.42)	(1.49)	8.51

Class B	12/31/02	(1)	10.00	(0.08)	(1.42)	(1.50)	8.50

Class C	12/31/02	(1)	10.00	(0.08)	(1.43)	(1.51)	8.49

Class D	12/31/02	(1)	10.00	(0.07)	(1.45)	(1.52)	8.48

WRL Transamerica Growth Opportunities Subaccount

Class A	12/31/02	(1)	10.00	(0.06)	(2.04)	(2.10)	7.90

Class B	12/31/02	(1)	10.00	(0.07)	(2.04)	(2.11)	7.89

Class C	12/31/02	(1)	10.00	(0.06)	(2.06)	(2.12)	7.88

Class D	12/31/02	(1)	10.00	(0.07)	(2.06)	(2.13)	7.87

WRL Capital Guardian Value Subaccount

Class A	12/31/02	(1)	10.00	0.26	(2.37)	(2.11)	7.89

Class B	12/31/02	(1)	10.00	0.14	(2.26)	(2.12)	7.88

Class C	12/31/02	(1)	10.00	(0.01)	(2.12)	(2.13)	7.87

Class D	12/31/02	(1)	10.00	0.13	(2.27)	(2.14)	7.86

WRL Transamerica U.S. Government Securities Subaccount

Class A	12/31/02	(1)	10.00	0.11	0.33	0.44	10.44

Class B	12/31/02	(1)	10.00	0.12	0.31	0.43	10.43

Class C	12/31/02	(1)	10.00	0.04	0.37	0.41	10.41

Class D	12/31/02	(1)	10.00	0.01	0.39	0.40	10.40

WRL J.P. Morgan Enhanced Index Subaccount

Class A	12/31/02	(1)	10.00	(0.03)	(1.87)	(1.90)	8.10

Class B	12/31/02	(1)	10.00	(0.04)	(1.87)	(1.91)	8.09

Class C	12/31/02	(1)	10.00	(0.05)	(1.88)	(1.93)	8.07

Class D	12/31/02	(1)	10.00	(0.07)	(1.86)	(1.93)	8.07

WRL Capital Guardian U.S. Equity Subaccount

Class A	12/31/02	(1)	10.00	(0.03)	(1.95)	(1.98)	8.02

Class B	12/31/02	(1)	10.00	(0.04)	(1.95)	(1.99)	8.01

Class C	12/31/02	(1)	10.00	(0.05)	(1.95)	(2.00)	8.00

Class D	12/31/02	(1)	10.00	(0.06)	(1.95)	(2.01)	7.99

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL Janus Balanced Subaccount

Class A	12/31/02	(1)	(5.89)%	$4,092	(1.25)%	1.25%

Class B	12/31/02	(1)	(5.99)	11,491	(1.40)	1.40

Class C	12/31/02	(1)	(6.15)	2,842	(1.65)	1.65

Class D	12/31/02	(1)	(6.24)	488	(1.80)	1.80

WRL Transamerica Convertible Securities Subaccount

Class A	12/31/02	(1)	(7.58)	505	(1.25)	1.25

Class B	12/31/02	(1)	(7.67)	1,911	(1.40)	1.40

Class C	12/31/02	(1)	(7.83)	601	(1.65)	1.65

Class D	12/31/02	(1)	(7.92)	42	(1.80)	1.80

WRL Transamerica Equity Subaccount

Class A	12/31/02	(1)	(14.90)	8,338	(1.25)	1.25

Class B	12/31/02	(1)	(14.98)	14,462	(1.40)	1.40

Class C	12/31/02	(1)	(15.13)	3,956	(1.65)	1.65

Class D	12/31/02	(1)	(15.21)	254	(1.80)	1.80

WRL Transamerica Growth Opportunities Subaccount

Class A	12/31/02	(1)	(21.03)	371	(1.25)	1.25

Class B	12/31/02	(1)	(21.11)	2,701	(1.40)	1.40

Class C	12/31/02	(1)	(21.24)	738	(1.65)	1.65

Class D	12/31/02	(1)	(21.32)	92	(1.80)	1.80

WRL Capital Guardian Value Subaccount

Class A	12/31/02	(1)	(21.09)	2,892	5.01	1.25

Class B	12/31/02	(1)	(21.17)	5,802	3.74	1.40

Class C	12/31/02	(1)	(21.30)	2,865	(0.28)	1.65

Class D	12/31/02	(1)	(21.38)	575	3.34	1.80

WRL Transamerica U.S. Government Securities Subaccount

Class A	12/31/02	(1)	4.40	1,796	2.22	1.25

Class B	12/31/02	(1)	4.30	11,384	1.92	1.40

Class C	12/31/02	(1)	4.12	2,381	0.75	1.65

Class D	12/31/02	(1)	4.02	309	0.31	1.80

WRL J.P. Morgan Enhanced Index Subaccount

Class A	12/31/02	(1)	(19.05)	653	(0.72)	1.25

Class B	12/31/02	(1)	(19.13)	2,371	(0.89)	1.40

Class C	12/31/02	(1)	(19.26)	666	(1.25)	1.65

Class D	12/31/02	(1)	(19.35)	25	(1.17)	1.80

WRL Capital Guardian U.S. Equity Subaccount

Class A	12/31/02	(1)	(19.83)	1,985	(0.60)	1.25

Class B	12/31/02	(1)	(19.91)	4,620	(1.00)	1.40

Class C	12/31/02	(1)	(20.04)	714	(1.36)	1.65

Class D	12/31/02	(1)	(20.12)	92	(1.45)	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

Fidelity VIP Growth Opportunities Subaccount

Class A	12/31/02		$7.20	$(0.01)	$(1.64)	$(1.65)	$5.55
	12/31/01		8.54	(0.07)	(1.27)	(1.34)	7.20
	12/31/00	(1)	10.00	(0.08)	(1.38)	(1.46)	8.54

Class B	12/31/02		7.18	(0.04)	(1.61)	(1.65)	5.53
	12/31/01		8.54	(0.08)	(1.28)	(1.36)	7.18
	12/31/00	(1)	10.00	(0.09)	(1.37)	(1.46)	8.54

Class C	12/31/02		7.15	(0.06)	(1.60)	(1.66)	5.49
	12/31/01		8.52	(0.10)	(1.27)	(1.37)	7.15
	12/31/00	(1)	10.00	(0.10)	(1.38)	(1.48)	8.52

Class D	12/31/02		7.14	(0.05)	(1.62)	(1.67)	5.47
	12/31/01		8.51	(0.10)	(1.27)	(1.37)	7.14
	12/31/00	(1)	10.00	(0.11)	(1.38)	(1.49)	8.51

Fidelity VIP Contrafund® Subaccount

Class A	12/31/02		8.09	(0.06)	(0.81)	(0.87)	7.22
	12/31/01		9.36	(0.07)	(1.20)	(1.27)	8.09
	12/31/00	(1)	10.00	(0.08)	(0.56)	(0.64)	9.36

Class B	12/31/02		8.07	(0.07)	(0.80)	(0.87)	7.20
	12/31/01		9.35	(0.07)	(1.21)	(1.28)	8.07
	12/31/00	(1)	10.00	(0.09)	(0.56)	(0.65)	9.35

Class C	12/31/02		8.04	(0.09)	(0.80)	(0.89)	7.15
	12/31/01		9.34	(0.08)	(1.22)	(1.30)	8.04
	12/31/00	(1)	10.00	(0.11)	(0.55)	(0.66)	9.34

Class D	12/31/02		8.02	(0.06)	(0.84)	(0.90)	7.12
	12/31/01		9.33	(0.08)	(1.23)	(1.31)	8.02
	12/31/00	(1)	10.00	(0.12)	(0.55)	(0.67)	9.33

Fidelity VIP Equity-Income Subaccount

Class A	12/31/02		10.26	0.03	(1.89)	(1.86)	8.40
	12/31/01		10.96	(0.08)	(0.62)	(0.70)	10.26
	12/31/00	(1)	10.00	(0.09)	1.05	0.96	10.96

Class B	12/31/02		10.24	0.01	(1.89)	(1.88)	8.36
	12/31/01		10.95	(0.09)	(0.62)	(0.71)	10.24
	12/31/00	(1)	10.00	(0.10)	1.05	0.95	10.95

Class C	12/31/02		10.19	(0.06)	(1.82)	(1.88)	8.31
	12/31/01		10.94	(0.01)	(0.74)	(0.75)	10.19
	12/31/00	(1)	10.00	(0.12)	1.06	0.94	10.94

Class D	12/31/02		10.17	(0.03)	(1.87)	(1.90)	8.27
	12/31/01		10.92	(0.01)	(0.74)	(0.75)	10.17
	12/31/00	(1)	10.00	(0.13)	1.05	0.92	10.92

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

Fidelity VIP Growth Opportunities Subaccount

Class A	12/31/02		(22.98)%	$740	(0.16)%	1.25%
	12/31/01		(15.70)	1,206	(1.01)	1.25
	12/31/00	(1)	(14.56)	743	(1.25)	1.25

Class B	12/31/02		(23.09)	5,029	(0.62)	1.40
	12/31/01		(15.83)	5,079	(1.15)	1.40
	12/31/00	(1)	(14.65)	2,845	(1.40)	1.40

Class C	12/31/02		(23.29)	864	(1.14)	1.65
	12/31/01		(16.04)	287	1.36	1.65
	12/31/00	(1)	(14.79)	128	(1.65)	1.65

Class D	12/31/02		(23.40)	48	(0.94)	1.80
	12/31/01		(16.16)	33	(1.40)	1.80
	12/31/00	(1)	(14.88)	40	(1.80)	1.80

Fidelity VIP Contrafund® Subaccount

Class A	12/31/02		(10.73)	4,326	(0.82)	1.25
	12/31/01		(13.56)	2,386	(0.88)	1.25
	12/31/00	(1)	(6.38)	1,015	(1.25)	1.25

Class B	12/31/02		(10.86)	20,486	(0.89)	1.40
	12/31/01		(13.69)	11,282	(0.91)	1.40
	12/31/00	(1)	(6.48)	5,383	(1.40)	1.40

Class C	12/31/02		(11.08)	2,664	(1.31)	1.65
	12/31/01		(13.90)	609	1.52	1.65
	12/31/00	(1)	(6.63)	409	(1.65)	1.65

Class D	12/31/02		(11.22)	248	(1.17)	1.80
	12/31/01		(14.03)	80	(1.03)	1.80
	12/31/00	(1)	(6.73)	80	(1.80)	1.80

Fidelity VIP Equity-Income Subaccount

Class A	12/31/02		(18.18)	6,738	0.35	1.25
	12/31/01		(6.40)	6,937	(0.74)	1.25
	12/31/00	(1)	9.65	922	(1.25)	1.25

Class B	12/31/02		(18.31)	19,240	0.09	1.40
	12/31/01		(6.54)	17,834	(0.84)	1.40
	12/31/00	(1)	9.54	2,750	(1.40)	1.40

Class C	12/31/02		(18.51)	3,809	(0.67)	1.65
	12/31/01		(6.78)	1,232	(0.09)	1.65
	12/31/00	(1)	(9.35)	119	(1.65)	1.65

Class D	12/31/02		(18.63)	73	(0.42)	1.80
	12/31/01		(6.92)	38	(0.09)	1.80
	12/31/00	(1)	9.24	39	(1.80)	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 —	EQUITY TRANSACTIONS
(all amounts in thousands)

Unit Activity:
	Year	Units Outstanding -			Units Outstanding -
	Ended	Beginning of Year	Units Issued	Units Redeemed	End of Year

WRL Transamerica Money Market Subaccount

Class A	12/31/02	4,889	6,763	(7,181)	4,471
	12/31/01	3,863	11,607	(10,581)	4,889

Class B	12/31/02	22,584	72,256	(72,068)	22,772
	12/31/01	15,661	106,519	(99,596)	22,584

Class C	12/31/02	719	19,862	(15,613)	4,968
	12/31/01	230	1,639	(1,150)	719

Class D	12/31/02	51	328	(189)	190
	12/31/01	53	94	(96)	51

WRL AEGON Bond Subaccount

Class A	12/31/02	2,020	1,022	(1,008)	2,034
	12/31/01	1,557	1,301	(838)	2,020

Class B	12/31/02	9,621	9,180	(7,673)	11,128
	12/31/01	5,245	10,094	(5,718)	9,621

Class C	12/31/02	238	1,101	(345)	994
	12/31/01	22	365	(149)	238

Class D	12/31/02	3	153	(39)	117
	12/31/01	3	7	(7)	3

WRL Janus Growth Subaccount

Class A	12/31/02	8,639	585	(2,827)	6,397
	12/31/01	10,631	1,017	(3,009)	8,639

Class B	12/31/02	29,249	5,474	(12,476)	22,247
	12/31/01	34,642	10,798	(16,191)	29,249

Class C	12/31/02	1,340	1,449	(1,153)	1,636
	12/31/01	805	1,026	(491)	1,340

Class D	12/31/02	112	122	(73)	161
	12/31/01	111	36	(35)	112

WRL Janus Global Subaccount

Class A	12/31/02	6,380	439	(2,294)	4,525
	12/31/01	8,269	548	(2,437)	6,380

Class B	12/31/02	15,751	6,989	(11,257)	11,483
	12/31/01	20,630	9,573	(14,452)	15,751

Class C	12/31/02	297	6,913	(6,981)	229
	12/31/01	376	34	(113)	297

Class D	12/31/02	34	15	(8)	41
	12/31/01	43	3	(12)	34

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Capital Unit Transactions:
				Increase (Decrease)
	Year	Proceeds from	Cost of Units	in Net Assets from
	Ended	Units Issued	Redeemed	Capital Unit Transactions

WRL Transamerica Money Market Subaccount

Class A	12/31/02	$108,449	$(115,155)	$(6,706)
	12/31/01	183,933	(167,727)	16,206

Class B	12/31/02	961,625	(959,111)	2,514
	12/31/01	1,403,088	(1,312,108)	90,980

Class C	12/31/02	213,138	(167,544)	45,594
	12/31/01	17,499	(12,287)	5,212

Class D	12/31/02	3,510	(2,015)	1,495
	12/31/01	995	(1,026)	(31)

WRL AEGON Bond Subaccount

Class A	12/31/02	25,214	(24,589)	625
	12/31/01	30,238	(19,391)	10,847

Class B	12/31/02	154,162	(127,735)	26,427
	12/31/01	160,366	(90,595)	69,771

Class C	12/31/02	13,440	(4,197)	9,243
	12/31/01	4,157	(1,703)	2,454

Class D	12/31/02	1,876	(478)	1,398
	12/31/01	80	(80)	0

WRL Janus Growth Subaccount

Class A	12/31/02	22,935	(108,410)	(85,475)
	12/31/01	56,612	(160,801)	(104,189)

Class B	12/31/02	106,630	(231,474)	(124,844)
	12/31/01	287,654	(416,015)	(128,361)

Class C	12/31/02	5,913	(4,628)	1,285
	12/31/01	6,225	(2,760)	3,465

Class D	12/31/02	474	(293)	181
	12/31/01	215	(210)	5

WRL Janus Global Subaccount

Class A	12/31/02	11,860	(62,431)	(50,571)
	12/31/01	19,595	(84,803)	(65,208)

Class B	12/31/02	196,997	(312,164)	(115,167)
	12/31/01	336,736	(505,386)	(168,650)

Class C	12/31/02	36,094	(36,503)	(409)
	12/31/01	274	(853)	(579)

Class D	12/31/02	80	(46)	34
	12/31/01	20	(91)	(71)

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Unit Activity:
	Year	Units Outstanding -			Units Outstanding -
	Ended	Beginning of Year	Units Issued	Units Redeemed	End of Year

WRL LKCM Strategic Total Return Subaccount

Class A	12/31/02	5,179	448	(1,900)	3,727
	12/31/01	6,572	476	(1,869)	5,179

Class B	12/31/02	11,796	2,621	(5,054)	9,363
	12/31/01	14,889	3,324	(6,417)	11,796

Class C	12/31/02	276	404	(157)	523
	12/31/01	170	216	(110)	276

Class D	12/31/02	19	40	(20)	39
	12/31/01	21	11	(13)	19

WRL Van Kampen Emerging Growth Subaccount

Class A	12/31/02	4,479	311	(1,490)	3,300
	12/31/01	5,868	1,022	(2,411)	4,479

Class B	12/31/02	13,225	2,888	(5,860)	10,253
	12/31/01	16,201	7,222	(10,198)	13,225

Class C	12/31/02	640	1,129	(762)	1,007
	12/31/01	400	535	(295)	640

Class D	12/31/02	71	82	(55)	98
	12/31/01	77	14	(20)	71

WRL Alger Aggressive Growth Subaccount

Class A	12/31/02	2,841	297	(1,085)	2,053
	12/31/01	3,837	547	(1,543)	2,841

Class B	12/31/02	13,382	3,102	(6,065)	10,419
	12/31/01	16,289	4,140	(7,047)	13,382

Class C	12/31/02	383	670	(392)	661
	12/31/01	274	249	(140)	383

Class D	12/31/02	47	131	(60)	118
	12/31/01	50	15	(18)	47

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Capital Unit Transactions:
				Increase (Decrease)
	Year	Proceeds from	Cost of Units	in Net Assets from
	Ended	Units Issued	Redeemed	Capital Unit Transactions

WRL LKCM Strategic Total Return Subaccount

Class A	12/31/02	$8,449	$(35,777)	$(27,328)
	12/31/01	9,656	(37,610)	(27,954)

Class B	12/31/02	50,273	(94,841)	(44,568)
	12/31/01	67,035	(128,455)	(61,420)

Class C	12/31/02	3,471	(1,332)	2,139
	12/31/01	2,029	(1,009)	1,020

Class D	12/31/02	342	(171)	171
	12/31/01	105	(128)	(23)

WRL Van Kampen Emerging Growth Subaccount

Class A	12/31/02	9,102	(43,598)	(34,496)
	12/31/01	45,245	(102,117)	(56,872)

Class B	12/31/02	88,114	(172,137)	(84,023)
	12/31/01	315,176	(434,146)	(118,970)

Class C	12/31/02	5,921	(3,917)	2,004
	12/31/01	4,294	(2,227)	2,067

Class D	12/31/02	397	(269)	128
	12/31/01	108	(165)	(57)

WRL Alger Aggressive Growth Subaccount

Class A	12/31/02	5,786	(21,197)	(15,411)
	12/31/01	14,130	(38,546)	(24,416)

Class B	12/31/02	60,785	(116,411)	(55,626)
	12/31/01	104,181	(173,144)	(68,963)

Class C	12/31/02	3,241	(1,857)	1,384
	12/31/01	1,729	(900)	829

Class D	12/31/02	586	(273)	313
	12/31/01	102	(126)	(24)

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Unit Activity:
	Year	Units Outstanding -			Units Outstanding -
	Ended	Beginning of Year	Units Issued	Units Redeemed	End of Year

WRL Federated Growth & Income Subaccount

Class A	12/31/02	1,806	1,799	(1,380)	2,225
	12/31/01	981	1,834	(1,009)	1,806

Class B	12/31/02	7,937	7,659	(6,193)	9,403
	12/31/01	3,893	9,022	(4,978)	7,937

Class C	12/31/02	255	1,431	(506)	1,180
	12/31/01	24	317	(86)	255

Class D	12/31/02	3	104	(27)	80
	12/31/01	4	4	(5)	3

WRL Transamerica Value Balanced Subaccount

Class A	12/31/02	2,509	1,308	(1,279)	2,538
	12/31/01	2,770	988	(1,249)	2,509

Class B	12/31/02	8,056	6,600	(5,295)	9,361
	12/31/01	7,317	4,489	(3,750)	8,056

Class C	12/31/02	147	544	(204)	487
	12/31/01	22	182	(57)	147

Class D	12/31/02	2	52	(23)	31
	12/31/01	4	2	(4)	2

WRL PBHG/ NWQ Value Select Subaccount

Class A	12/31/02	1,920	503	(925)	1,498
	12/31/01	2,117	564	(761)	1,920

Class B	12/31/02	5,207	3,093	(3,636)	4,664
	12/31/01	5,064	3,466	(3,323)	5,207

Class C	12/31/02	113	578	(119)	572
	12/31/01	13	130	(30)	113

Class D	12/31/02	6	66	(32)	40
	12/31/01	7	16	(17)	6

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Capital Unit Transactions:
				Increase (Decrease)
	Year	Proceeds from	Cost of Units	in Net Assets from
	Ended	Units Issued	Redeemed	Capital Unit Transactions

WRL Federated Growth & Income Subaccount

Class A	12/31/02	$40,837	$(30,659)	$10,178
	12/31/01	38,541	(20,875)	17,666

Class B	12/31/02	172,425	(137,396)	35,029
	12/31/01	187,489	(102,802)	84,687

Class C	12/31/02	21,013	(7,322)	13,691
	12/31/01	4,425	(1,202)	3,223

Class D	12/31/02	1,497	(398)	1,099
	12/31/01	69	(73)	(4)

WRL Transamerica Value Balanced Subaccount

Class A	12/31/02	22,031	(20,063)	1,968
	12/31/01	18,010	(22,324)	(4,314)

Class B	12/31/02	110,598	(82,636)	27,962
	12/31/01	81,375	(66,453)	14,922

Class C	12/31/02	5,537	(2,002)	3,535
	12/31/01	2,101	(655)	1,446

Class D	12/31/02	510	(221)	289
	12/31/01	24	(39)	(15)

WRL PBHG/ NWQ Value Select Subaccount

Class A	12/31/02	7,365	(13,002)	(5,637)
	12/31/01	8,748	(11,685)	(2,937)

Class B	12/31/02	45,849	(52,047)	(6,198)
	12/31/01	53,748	(50,905)	2,843

Class C	12/31/02	5,829	(1,230)	4,599
	12/31/01	1,478	(330)	1,148

Class D	12/31/02	642	(320)	322
	12/31/01	196	(199)	(3)

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Unit Activity:
	Year	Units Outstanding -			Units Outstanding -
	Ended	Beginning of Year	Units Issued	Units Redeemed	End of Year

WRL American Century International Subaccount

Class A	12/31/02	418	556	(605)	369
	12/31/01	482	246	(310)	418

Class B	12/31/02	1,815	12,674	(12,331)	2,158
	12/31/01	1,769	10,240	(10,194)	1,815

Class C	12/31/02	71	3,997	(3,820)	248
	12/31/01	29	61	(19)	71

Class D	12/31/02	21	16	(14)	23
	12/31/01	17	10	(6)	21

WRL GE U.S. Equity Subaccount

Class A	12/31/02	2,055	376	(1,053)	1,378
	12/31/01	2,325	612	(882)	2,055

Class B	12/31/02	6,773	2,239	(3,237)	5,775
	12/31/01	7,666	2,730	(3,623)	6,773

Class C	12/31/02	160	260	(107)	313
	12/31/01	86	112	(38)	160

Class D	12/31/02	64	112	(60)	116
	12/31/01	35	34	(5)	64

WRL Third Avenue Value Subaccount

Class A	12/31/02	2,000	1,399	(1,358)	2,041
	12/31/01	1,213	1,966	(1,179)	2,000

Class B	12/31/02	6,522	5,696	(4,901)	7,317
	12/31/01	4,130	6,684	(4,292)	6,522

Class C	12/31/02	142	795	(150)	787
	12/31/01	39	150	(47)	142

Class D	12/31/02	7	62	(29)	40
	12/31/01	5	6	(4)	7

WRL Clarion Real Estate Securities Subaccount

Class A	12/31/02	405	1,128	(639)	894
	12/31/01	161	516	(272)	405

Class B	12/31/02	2,405	5,934	(3,746)	4,593
	12/31/01	1,056	3,170	(1,821)	2,405

Class C	12/31/02	38	349	(89)	298
	12/31/01	10	47	(19)	38

Class D	12/31/02	11	33	(16)	28
	12/31/01	10	9	(8)	11

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Capital Unit Transactions:
				Increase (Decrease)
	Year	Proceeds from	Cost of Units	in Net Assets from
	Ended	Units Issued	Redeemed	Capital Unit Transactions

WRL American Century International Subaccount

Class A	12/31/02	$4,692	$(5,095)	$(403)
	12/31/01	2,765	(3,321)	(556)

Class B	12/31/02	110,274	(107,480)	2,794
	12/31/01	109,673	(109,330)	343

Class C	12/31/02	23,323	(22,486)	837
	12/31/01	481	(147)	334

Class D	12/31/02	82	(76)	6
	12/31/01	75	(46)	29

WRL GE U.S. Equity Subaccount

Class A	12/31/02	5,109	(13,995)	(8,886)
	12/31/01	10,038	(14,102)	(4,064)

Class B	12/31/02	31,269	(43,799)	(12,530)
	12/31/01	43,821	(56,926)	(13,105)

Class C	12/31/02	2,091	(835)	1,256
	12/31/01	1,023	(364)	659

Class D	12/31/02	854	(443)	411
	12/31/01	318	(47)	271

WRL Third Avenue Value Subaccount

Class A	12/31/02	19,991	(18,857)	1,134
	12/31/01	27,984	(16,374)	11,610

Class B	12/31/02	81,225	(66,681)	14,544
	12/31/01	94,776	(59,169)	35,607

Class C	12/31/02	10,816	(2,027)	8,789
	12/31/01	2,158	(672)	1,486

Class D	12/31/02	793	(380)	413
	12/31/01	92	(60)	32

WRL Clarion Real Estate Securities Subaccount

Class A	12/31/02	13,375	(7,336)	6,039
	12/31/01	5,568	(2,852)	2,716

Class B	12/31/02	69,980	(43,216)	26,764
	12/31/01	33,628	(19,018)	14,610

Class C	12/31/02	5,224	(1,316)	3,908
	12/31/01	645	(252)	393

Class D	12/31/02	490	(239)	251
	12/31/01	115	(103)	12

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Unit Activity:
	Year	Units Outstanding -			Units Outstanding -
	Ended	Beginning of Year	Units Issued	Units Redeemed	End of Year

WRL Marsico Growth Subaccount

Class A	12/31/02	613	888	(688)	813
	12/31/01	213	617	(217)	613

Class B	12/31/02	2,108	2,501	(2,474)	2,135
	12/31/01	1,148	2,373	(1,413)	2,108

Class C	12/31/02	76	666	(162)	580
	12/31/01	29	58	(11)	76

Class D	12/31/02	11	57	(35)	33
	12/31/01	10	2	(1)	11

WRL Munder Net50 Subaccount

Class A	12/31/02	124	450	(192)	382
	12/31/01	61	343	(280)	124

Class B	12/31/02	883	2,043	(1,333)	1,593
	12/31/01	411	1,225	(753)	883

Class C	12/31/02	26	219	(44)	201
	12/31/01	9	24	(7)	26

Class D	12/31/02	8	13	(13)	8
	12/31/01	7	3	(2)	8

WRL T. Rowe Price Dividend Growth Subaccount

Class A	12/31/02	762	514	(537)	739
	12/31/01	379	830	(447)	762

Class B	12/31/02	2,836	2,387	(2,144)	3,079
	12/31/01	1,123	2,891	(1,178)	2,836

Class C	12/31/02	146	344	(115)	375
	12/31/01	24	126	(4)	146

Class D	12/31/02	5	27	(20)	12
	12/31/01	4	1	0	5

WRL T. Rowe Price Small Cap Subaccount

Class A	12/31/02	693	523	(424)	792
	12/31/01	514	573	(394)	693

Class B	12/31/02	1,974	3,928	(3,519)	2,383
	12/31/01	1,163	3,853	(3,042)	1,974

Class C	12/31/02	79	3,287	(2,814)	552
	12/31/01	40	62	(23)	79

Class D	12/31/02	3	40	(3)	40
	12/31/01	3	0	0	3

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Capital Unit Transactions:
				Increase (Decrease)
	Year	Proceeds from	Cost of Units	in Net Assets from
	Ended	Units Issued	Redeemed	Capital Unit Transactions

WRL Marsico Growth Subaccount

Class A	12/31/02	$6,395	$(4,921)	$1,474
	12/31/01	5,460	(1,959)	3,501

Class B	12/31/02	18,313	(17,393)	920
	12/31/01	22,282	(12,962)	9,320

Class C	12/31/02	4,254	(1,027)	3,227
	12/31/01	488	(91)	397

Class D	12/31/02	368	(226)	142
	12/31/01	13	(7)	6

WRL Munder Net50 Subaccount

Class A	12/31/02	2,648	(1,184)	1,464
	12/31/01	3,697	(2,577)	1,120

Class B	12/31/02	11,855	(7,785)	4,070
	12/31/01	12,362	(6,854)	5,508

Class C	12/31/02	1,164	(244)	920
	12/31/01	188	(54)	134

Class D	12/31/02	64	(60)	4
	12/31/01	22	(17)	5

WRL T. Rowe Price Dividend Growth Subaccount

Class A	12/31/02	4,395	(4,391)	4
	12/31/01	7,770	(4,140)	3,630

Class B	12/31/02	20,422	17,713)	2,709
	12/31/01	26,916	(10,791)	16,125

Class C	12/31/02	2,983	(999)	1,984
	12/31/01	1,250	(37)	1,213

Class D	12/31/02	241	(176)	65
	12/31/01	15	(6)	9

WRL T. Rowe Price Small Cap Subaccount

Class A	12/31/02	5,026	(3,941)	1,085
	12/31/01	6,165	(4,132)	2,033

Class B	12/31/02	37,285	(32,562)	4,723
	12/31/01	42,042	(32,644)	9,398

Class C	12/31/02	22,372	(19,088)	3,284
	12/31/01	537	(203)	334

Class D	12/31/02	260	(19)	241
	12/31/01	4	(2)	2

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Unit Activity:
	Year	Units Outstanding -			Units Outstanding -
	Ended	Beginning of Year	Units Issued	Units Redeemed	End of Year

WRL Salomon All Cap Subaccount

Class A	12/31/02	2,519	917	(1,451)	1,985
	12/31/01	857	2,988	(1,326)	2,519

Class B	12/31/02	10,510	6,607	(7,759)	9,358
	12/31/01	4,108	12,210	(5,808)	10,510

Class C	12/31/02	304	633	(256)	681
	12/31/01	93	299	(88)	304

Class D	12/31/02	33	98	(46)	85
	12/31/01	29	13	(9)	33

WRL PBHG Mid Cap Growth Subaccount

Class A	12/31/02	951	255	(572)	634
	12/31/01	1,522	1,164	(1,735)	951

Class B	12/31/02	7,570	7,653	(9,924)	5,299
	12/31/01	9,147	8,099	(9,676)	7,570

Class C	12/31/02	245	4,616	(4,523)	338
	12/31/01	175	222	(152)	245

Class D	12/31/02	41	42	(32)	51
	12/31/01	35	13	(7)	41

WRL Dreyfus Mid Cap Subaccount

Class A	12/31/02	306	1,006	(814)	498
	12/31/01	155	398	(247)	306

Class B	12/31/02	1,874	4,283	(2,952)	3,205
	12/31/01	902	1,917	(945)	1,874

Class C	12/31/02	48	459	(132)	375
	12/31/01	25	46	(23)	48

Class D	12/31/02	3	32	(10)	25
	12/31/01	4	0	(1)	3

WRL Value Line Aggressive Growth Subaccount

Class A	12/31/02	136	80	(141)	75
	12/31/01	81	170	(115)	136

Class B	12/31/02	650	744	(679)	715
	12/31/01	420	704	(474)	650

Class C	12/31/02	18	104	(46)	76
	12/31/01	13	53	(48)	18

Class D	12/31/02	9	15	(15)	9
	12/31/01	4	6	(1)	9

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Capital Unit Transactions:
				Increase (Decrease)
	Year	Proceeds from	Cost of Units	in Net Assets from
	Ended	Units Issued	Redeemed	Capital Unit Transactions

WRL Salomon All Cap Subaccount

Class A	12/31/02	$11,013	$(15,925)	$(4,912)
	12/31/01	40,607	(17,560)	23,047

Class B	12/31/02	79,844	(88,084)	(8,240)
	12/31/01	165,883	(76,004)	89,879

Class C	12/31/02	6,523	(2,520)	4,003
	12/31/01	3,627	(1,063)	2,564

Class D	12/31/02	914	(423)	491
	12/31/01	159	(107)	52

WRL PBHG Mid Cap Growth Subaccount

Class A	12/31/02	2,118	(4,519)	(2,401)
	12/31/01	13,396	(18,186)	(4,790)

Class B	12/31/02	65,222	(82,333)	(17,111)
	12/31/01	87,247	(101,789)	(14,542)

Class C	12/31/02	21,505	(20,977)	528
	12/31/01	1,768	(1,004)	764

Class D	12/31/02	196	(154)	42
	12/31/01	112	(52)	60

WRL Dreyfus Mid Cap Subaccount

Class A	12/31/02	11,409	(8,651)	2,758
	12/31/01	4,372	(2,682)	1,690

Class B	12/31/02	47,683	(30,926)	16,757
	12/31/01	21,254	(10,127)	11,127

Class C	12/31/02	4,853	(1,353)	3,500
	12/31/01	495	(245)	250

Class D	12/31/02	305	(91)	214
	12/31/01	4	(4)	0

WRL Value Line Aggressive Growth Subaccount

Class A	12/31/02	564	(1,003)	(439)
	12/31/01	1,277	(894)	383

Class B	12/31/02	5,049	(4,602)	447
	12/31/01	5,666	(3,771)	1,895

Class C	12/31/02	659	(288)	371
	12/31/01	385	(353)	32

Class D	12/31/02	91	(90)	1
	12/31/01	53	(3)	50

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Unit Activity:
	Year	Units Outstanding -			Units Outstanding -
	Ended	Beginning of Year	Units Issued	Units Redeemed	End of Year

WRL Great Companies - AmericaSM Subaccount

Class A	12/31/02	1,947	1,140	(1,370)	1,717
	12/31/01	766	2,063	(882)	1,947

Class B	12/31/02	10,014	8,182	(6,135)	12,061
	12/31/01	5,577	9,342	(4,905)	10,014

Class C	12/31/02	1,558	2,557	(1,582)	2,533
	12/31/01	270	1,782	(494)	1,558

Class D	12/31/02	33	124	(45)	112
	12/31/01	37	13	(17)	33

WRL Great Companies - TechnologySM Subaccount

Class A	12/31/02	767	710	(880)	597
	12/31/01	372	1,155	(760)	767

Class B	12/31/02	5,093	5,659	(5,362)	5,390
	12/31/01	2,786	6,226	(3,919)	5,093

Class C	12/31/02	405	1,222	(528)	1,099
	12/31/01	43	452	(90)	405

Class D	12/31/02	28	84	(40)	72
	12/31/01	20	24	(16)	28

WRL Great Companies - Global[2] Subaccount

Class A	12/31/02	250	218	(236)	232
	12/31/01	128	395	(273)	250

Class B	12/31/02	1,264	1,869	(1,189)	1,944
	12/31/01	364	1,640	(740)	1,264

Class C	12/31/02	158	594	(179)	573
	12/31/01	20	196	(58)	158

Class D	12/31/02	3	30	(3)	30
	12/31/01	3	0	0	3

WRL Gabelli Global Growth Subaccount

Class A	12/31/02	811	629	(337)	1,103
	12/31/01	155	839	(183)	811

Class B	12/31/02	4,957	8,177	(7,471)	5,663
	12/31/01	993	10,877	(6,913)	4,957

Class C	12/31/02	241	4,864	(4,406)	699
	12/31/01	31	273	(63)	241

Class D	12/31/02	14	83	(47)	50
	12/31/01	20	4	(10)	14

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Capital Unit Transactions:
				Increase (Decrease)
	Year	Proceeds from	Cost of Units	in Net Assets from
	Ended	Units Issued	Redeemed	Capital Unit Transactions

WRL Great Companies - AmericaSM Subaccount

Class A	12/31/02	$9,970	$(11,653)	$(1,683)
	12/31/01	20,173	(8,581)	11,592

Class B	12/31/02	70,885	(50,895)	19,990
	12/31/01	92,518	(47,125)	45,393

Class C	12/31/02	20,801	(12,553)	8,248
	12/31/01	16,718	(4,629)	12,089

Class D	12/31/02	964	(351)	613
	12/31/01	127	(162)	(35)

WRL Great Companies - TechnologySM Subaccount

Class A	12/31/02	2,387	(2,874)	(487)
	12/31/01	6,367	(3,907)	2,460

Class B	12/31/02	18,283	(17,172)	1,111
	12/31/01	32,138	(18,829)	13,309

Class C	12/31/02	3,587	(1,583)	2,004
	12/31/01	1,863	(388)	1,475

Class D	12/31/02	218	(104)	114
	12/31/01	108	(80)	28

WRL Great Companies - Global[2] Subaccount

Class A	12/31/02	1,378	(1,385)	(7)
	12/31/01	2,838	(2,012)	826

Class B	12/31/02	11,578	(6,915)	4,663
	12/31/01	11,780	(5,319)	6,461

Class C	12/31/02	3,392	(998)	2,394
	12/31/01	1,341	(374)	967

Class D	12/31/02	164	(16)	148
	12/31/01	2	(2)	0

WRL Gabelli Global Growth Subaccount

Class A	12/31/02	4,541	(2,368)	2,173
	12/31/01	6,942	(1,527)	5,415

Class B	12/31/02	60,623	(54,906)	5,717
	12/31/01	90,558	(56,247)	34,311

Class C	12/31/02	32,360	(29,207)	3,153
	12/31/01	2,269	(503)	1,766

Class D	12/31/02	545	(305)	240
	12/31/01	29	(86)	(57)

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Unit Activity:
	Year		Units Outstanding -			Units Outstanding -
	Ended		Beginning of Year	Units Issued	Units Redeemed	End of Year

WRL LKCM Capital Growth Subaccount

Class A	12/31/02		163	300	(363)	100
	12/31/01		14	189	(40)	163

Class B	12/31/02		561	1,472	(1,264)	769
	12/31/01		31	629	(99)	561

Class C	12/31/02		47	425	(83)	389
	12/31/01		13	34	0	47

Class D	12/31/02		13	30	(10)	33
	12/31/01		13	0	0	13

WRL Conservative Asset Allocation Subaccount

Class A	12/31/02	(1)	0	1,630	(474)	1,156

Class B	12/31/02	(1)	0	4,589	(1,601)	2,988

Class C	12/31/02	(1)	0	1,625	(194)	1,431

Class D	12/31/02	(1)	0	693	(87)	606

WRL Moderate Asset Allocation Subaccount

Class A	12/31/02	(1)	0	2,119	(384)	1,735

Class B	12/31/02	(1)	0	10,697	(1,906)	8,791

Class C	12/31/02	(1)	0	3,310	(350)	2,960

Class D	12/31/02	(1)	0	518	(32)	486

WRL Moderately Aggressive Asset Allocation Subaccount

Class A	12/31/02	(1)	0	1,783	(210)	1,573

Class B	12/31/02	(1)	0	10,886	(1,843)	9,043

Class C	12/31/02	(1)	0	2,670	(267)	2,403

Class D	12/31/02	(1)	0	635	(55)	580

WRL Aggressive Asset Allocation Subaccount

Class A	12/31/02	(1)	0	576	(160)	416

Class B	12/31/02	(1)	0	3,666	(519)	3,147

Class C	12/31/02	(1)	0	1,229	(87)	1,142

Class D	12/31/02	(1)	0	150	(20)	130

WRL PIMCO Total Return Subaccount

Class A	12/31/02	(1)	0	1,383	(344)	1,039

Class B	12/31/02	(1)	0	4,591	(1,369)	3,222

Class C	12/31/02	(1)	0	771	(164)	607

Class D	12/31/02	(1)	0	101	(17)	84

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Capital Unit Transactions:
					Increase (Decrease)
	Year		Proceeds from	Cost of Units	in Net Assets from
	Ended		Units Issued	Redeemed	Capital Unit Transactions

WRL LKCM Capital Growth Subaccount

Class A	12/31/02		$1,755	$(1,879)	$(124)
	12/31/01		1,438	(284)	1,154

Class B	12/31/02		7,272	(5,537)	1,735
	12/31/01		4,496	(760)	3,736

Class C	12/31/02		1,524	(357)	1,167
	12/31/01		238	(2)	236

Class D	12/31/02		94	(31)	63
	12/31/01		0	0	0

WRL Conservative Asset Allocation Subaccount

Class A	12/31/02	(1)	14,788	(4,255)	10,533

Class B	12/31/02	(1)	41,386	(14,387)	26,999

Class C	12/31/02	(1)	14,555	(1,742)	12,813

Class D	12/31/02	(1)	6,196	(780)	5,416

WRL Moderate Asset Allocation Subaccount

Class A	12/31/02	(1)	18,820	(3,370)	15,450

Class B	12/31/02	(1)	94,830	(16,648)	78,182

Class C	12/31/02	(1)	29,045	(3,050)	25,995

Class D	12/31/02	(1)	4,491	(284)	4,207

WRL Moderately Aggressive Asset Allocation Subaccount

Class A	12/31/02	(1)	15,469	(1,760)	13,709

Class B	12/31/02	(1)	93,828	(15,617)	78,211

Class C	12/31/02	(1)	22,723	(2,276)	20,447

Class D	12/31/02	(1)	5,380	(471)	4,909

WRL Aggressive Asset Allocation Subaccount

Class A	12/31/02	(1)	4,867	(1,346)	3,521

Class B	12/31/02	(1)	30,886	(4,213)	26,673

Class C	12/31/02	(1)	10,035	(725)	9,310

Class D	12/31/02	(1)	1,195	(159)	1,036

WRL PIMCO Total Return Subaccount

Class A	12/31/02	(1)	14,001	(3,506)	10,495

Class B	12/31/02	(1)	46,660	(13,967)	32,693

Class C	12/31/02	(1)	7,852	(1,695)	6,157

Class D	12/31/02	(1)	1,009	(170)	839

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Unit Activity:
	Year		Units Outstanding -			Units Outstanding -
	Ended		Beginning of Year	Units Issued	Units Redeemed	End of Year

WRL Janus Balanced Subaccount

Class A	12/31/02	(1)	0	679	(244)	435

Class B	12/31/02	(1)	0	1,868	(646)	1,222

Class C	12/31/02	(1)	0	415	(112)	303

Class D	12/31/02	(1)	0	63	(11)	52

WRL Transamerica Convertible Securities Subaccount

Class A	12/31/02	(1)	0	92	(37)	55

Class B	12/31/02	(1)	0	357	(150)	207

Class C	12/31/02	(1)	0	75	(10)	65

Class D	12/31/02	(1)	0	11	(6)	5

WRL Transamerica Equity Subaccount

Class A	12/31/02	(1)	0	1,135	(155)	980

Class B	12/31/02	(1)	0	2,200	(499)	1,701

Class C	12/31/02	(1)	0	502	(36)	466

Class D	12/31/02	(1)	0	51	(21)	30

WRL Transamerica Growth Opportunities Subaccount

Class A	12/31/02	(1)	0	73	(26)	47

Class B	12/31/02	(1)	0	532	(190)	342

Class C	12/31/02	(1)	0	109	(16)	93

Class D	12/31/02	(1)	0	12	0	12

WRL Capital Guardian Value Subaccount

Class A	12/31/02	(1)	0	442	(76)	366

Class B	12/31/02	(1)	0	860	(124)	736

Class C	12/31/02	(1)	0	435	(71)	364

Class D	12/31/02	(1)	0	82	(9)	73

WRL Transamerica U.S. Government Securities Subaccount

Class A	12/31/02	(1)	0	327	(155)	172

Class B	12/31/02	(1)	0	1,980	(888)	1,092

Class C	12/31/02	(1)	0	317	(89)	228

Class D	12/31/02	(1)	0	43	(13)	30

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Capital Unit Transactions:
					Increase (Decrease)
	Year		Proceeds from	Cost of Units	in Net Assets from
	Ended		Units Issued	Redeemed	Capital Unit Transactions

WRL Janus Balanced Subaccount

Class A	12/31/02	(1)	$6,400	$(2,232)	$4,168

Class B	12/31/02	(1)	17,698	(5,946)	11,752

Class C	12/31/02	(1)	3,884	(1,043)	2,841

Class D	12/31/02	(1)	578	(109)	469

WRL Transamerica Convertible Securities Subaccount

Class A	12/31/02	(1)	837	(342)	495

Class B	12/31/02	(1)	3,308	(1,375)	1,933

Class C	12/31/02	(1)	681	(90)	591

Class D	12/31/02	(1)	81	(62)	19

WRL Transamerica Equity Subaccount

Class A	12/31/02	(1)	10,124	(1,304)	8,820

Class B	12/31/02	(1)	19,258	(4,426)	14,832

Class C	12/31/02	(1)	4,292	(305)	3,987

Class D	12/31/02	(1)	399	(170)	229

WRL Transamerica Growth Opportunities Subaccount

Class A	12/31/02	(1)	578	(207)	371

Class B	12/31/02	(1)	4,534	(1,689)	2,845

Class C	12/31/02	(1)	869	(131)	738

Class D	12/31/02	(1)	74	(3)	71

WRL Capital Guardian Value Subaccount

Class A	12/31/02	(1)	3,691	(595)	3,096

Class B	12/31/02	(1)	6,908	(977)	5,931

Class C	12/31/02	(1)	3,351	(547)	2,804

Class D	12/31/02	(1)	642	(80)	562

WRL Transamerica U.S. Government Securities Subaccount

Class A	12/31/02	(1)	3,298	(1,565)	1,733

Class B	12/31/02	(1)	20,038	(9,004)	11,034

Class C	12/31/02	(1)	3,219	(911)	2,308

Class D	12/31/02	(1)	408	(130)	278

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Unit Activity:
	Year		Units Outstanding -			Units Outstanding -
	Ended		Beginning of Year	Units Issued	Units Redeemed	End of Year

WRL J.P. Morgan Enhanced Index Subaccount

Class A	12/31/02	(1)	0	101	(20)	81

Class B	12/31/02	(1)	0	470	(177)	293

Class C	12/31/02	(1)	0	91	(9)	82

Class D	12/31/02	(1)	0	10	(7)	3

WRL Capital Guardian U.S. Equity Subaccount

Class A	12/31/02	(1)	0	314	(66)	248

Class B	12/31/02	(1)	0	701	(124)	577

Class C	12/31/02	(1)	0	97	(8)	89

Class D	12/31/02	(1)	0	13	(1)	12

Fidelity VIP Growth Opportunities Subaccount

Class A	12/31/02		167	98	(132)	133
	12/31/01		87	365	(285)	167

Class B	12/31/02		707	797	(594)	910
	12/31/01		333	824	(450)	707

Class C	12/31/02		40	146	(29)	157
	12/31/01		15	26	(1)	40

Class D	12/31/02		5	6	(2)	9
	12/31/01		5	0	0	5

Fidelity VIP Contrafund® Subaccount

Class A	12/31/02		295	1,018	(714)	599
	12/31/01		108	271	(84)	295

Class B	12/31/02		1,398	3,522	(2,073)	2,847
	12/31/01		576	1,479	(657)	1,398

Class C	12/31/02		76	495	(198)	373
	12/31/01		44	76	(44)	76

Class D	12/31/02		10	30	(5)	35
	12/31/01		9	7	(6)	10

Fidelity VIP Equity-Income Subaccount

Class A	12/31/02		676	587	(461)	802
	12/31/01		84	899	(307)	676

Class B	12/31/02		1,742	2,331	(1,772)	2,301
	12/31/01		251	2,284	(793)	1,742

Class C	12/31/02		121	483	(145)	459
	12/31/01		11	144	(34)	121

Class D	12/31/02		4	18	(13)	9
	12/31/01		4	0	(0)	4

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Capital Unit Transactions:
					Increase (Decrease)
	Year		Proceeds from	Cost of Units	in Net Assets from
	Ended		Units Issued	Redeemed	Capital Unit Transactions

WRL J.P. Morgan Enhanced Index Subaccount

Class A	12/31/02	(1)	$814	$(159)	$655

Class B	12/31/02	(1)	3,904	(1,455)	2,449

Class C	12/31/02	(1)	758	(76)	682

Class D	12/31/02	(1)	69	(61)	8

WRL Capital Guardian U.S. Equity Subaccount

Class A	12/31/02	(1)	2,700	(530)	2,170

Class B	12/31/02	(1)	5,617	(1,004)	4,613

Class C	12/31/02	(1)	770	(67)	703

Class D	12/31/02	(1)	81	(10)	71

Fidelity VIP Growth Opportunities Subaccount

Class A	12/31/02		590	(855)	(265)
	12/31/01		2,705	(2,054)	651

Class B	12/31/02		4,970	(3,667)	1,303
	12/31/01		6,175	(3,279)	2,896

Class C	12/31/02		849	(170)	679
	12/31/01		184	(5)	179

Class D	12/31/02		33	(9)	24
	12/31/01		3	(3)	0

Fidelity VIP Contrafund® Subaccount

Class A	12/31/02		7,771	(5,371)	2,400
	12/31/01		2,222	(678)	1,544

Class B	12/31/02		27,073	(15,613)	11,460
	12/31/01		12,114	(5,316)	6,798

Class C	12/31/02		3,669	(1,463)	2,206
	12/31/01		604	(351)	253

Class D	12/31/02		210	(33)	177
	12/31/01		56	(45)	11

Fidelity VIP Equity-Income Subaccount

Class A	12/31/02		5,601	(4,166)	1,435
	12/31/01		9,126	(3,128)	5,998

Class B	12/31/02		22,328	(16,059)	6,269
	12/31/01		23,524	(8,094)	15,430

Class C	12/31/02		4,291	(1,276)	3,015
	12/31/01		1,465	(342)	1,123

Class D	12/31/02		169	(124)	45
	12/31/01		5	(2)	3

Report of Independent Auditors

The Board of Directors
Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance co. of Ohio (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2002. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, whose practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2002 and 2001, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2002.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2002 and 2001, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2002, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 Western Reserve Life Assurance Co. of Ohio changed various accounting policies to be in accordance with Actuarial Guideline 39.

As discussed in Note 2 to the financial statements, in 2001 Western Reserve Life Assurance Co. of Ohio changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Department of the State of Ohio.

As discussed in Note 8 to the financial statements, in 2001 Western Reserve Life Assurance Co. of Ohio changed the method used to value universal life and variable universal life policies.

/s/Ernst & Young LLP

Des Moines, Iowa
February 14, 2003

Western Reserve Life Assurance Co. of Ohio

Balance Sheets – Statutory Basis
(Dollars in Thousands, Except per Share Amounts)

	December 31
	2002	2001

Admitted assets
Cash and invested assets:
Bonds	$312,147	$78,489
Common stocks:
Affiliated entities (cost: 2002 and 2001 - $543)	16,649	5,903
Other (cost: 2002 and 2001 – $302)	302	472
Mortgage loans on real estate	10,884	13,821
Home office properties	42,654	43,520
Cash and short-term investments	405,560	141,080
Policy loans	275,938	285,178
Other invested assets	18,881	19,558

Total cash and invested assets	1,083,015	588,021
Net deferred income taxes	22,784	8,444
Premiums deferred and uncollected	3,844	1,237
Receivable from parent, subsidiaries and affiliates	1,494	–
Accrued investment income	3,586	1,463
Cash surrender value of life insurance policies	52,984	52,254
Other admitted assets	5,585	7,563
Separate account assets	6,501,089	8,093,342

Total admitted assets	$7,674,381	$8,752,324

	December 31
	2002	2001

Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$417,994	$399,187
Annuity	728,193	336,587
Life policy and contract claim reserves	12,974	14,358
Liability for deposit-type contracts	12,724	15,754
Other policyholders’ funds	56	60
Remittances and items not allocated	41,612	14,493
Reinsurance in unauthorized companies	1,133	–
Federal and foreign income taxes payable	29,649	26,150
Transfers to separate account due or accrued	(393,754)	(493,930)
Asset valuation reserve	9,604	4,299
Interest maintenance reserve	3,459	4,861
Funds held under coinsurance and other reinsurance treaties	34,726	40,227
Payable to affiliate	–	645
Other liabilities	62,559	52,004
Separate account liabilities	6,497,146	8,089,904

Total liabilities	7,458,075	8,504,599
Capital and surplus:
Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding	2,500	2,500
Paid-in surplus	150,107	150,107
Unassigned surplus	63,699	95,118

Total capital and surplus	216,306	247,725

Total liabilities and capital and surplus	$7,674,381	$8,752,324

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Statements of Operations – Statutory Basis
(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000

Revenues:
Premiums and other considerations, net of reinsurance:
Life	$611,194	$653,398	$741,937
Annuity	1,131,849	625,117	1,554,430
Net investment income	48,498	44,424	47,867
Amortization of interest maintenance reserve	1,080	1,440	1,656
Commissions and expense allowances on reinsurance ceded	10,427	(10,789)	1,648
Reserve adjustments on reinsurance ceded	51,453	11,846	55,535
Income from fees associated with investment management, administration and contract guarantees for separate accounts	89,854	108,673	149,086
Other income	5,698	4,540	2,996

	1,950,053	1,438,649	2,555,155
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	60,473	56,155	58,813
Surrender benefits	816,174	800,264	888,060
Other benefits	40,010	57,032	47,855
Increase (decrease) in aggregate reserves for policies and contracts:
Life	18,807	10,100	98,557
Annuity	384,817	48,217	(9,665)
Other	–	–	67

	1,320,281	971,768	1,083,687
Insurance expenses:
Commissions	167,582	176,023	316,337
General insurance expenses	111,330	110,808	120,798
Taxes, licenses and fees	20,571	18,714	23,193
Net transfers to separate accounts	344,773	216,797	1,068,213
Other expenses	507	523	–

	644,763	522,865	1,528,541

Total benefits and expenses	1,965,044	1,494,633	2,612,228

Loss from operations before dividends to policyholders, federal income tax expense (benefit) and net realized capital gains (losses) on investments	(14,991)	(55,984)	(57,073)
Dividends to policyholders	33	33	36

Loss from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments	(15,024)	(56,017)	(57,109)
Federal income tax expense (benefit)	(2,141)	3,500	(17,470)

Loss from operations before net realized capital gains (losses) on investments	(12,883)	(59,517)	(39,639)
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	(1,387)	100	(856)

Net loss	$(14,270)	$(59,417)	$(40,495)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis
(Dollars in Thousands)

				Total
	Common	Paid-In	Unassigned	Capital and
	Stock	Surplus	Surplus	Surplus

Balance at January 1, 2000	$2,500	$120,107	$62,309	$184,916
Net loss	–	–	(40,495)	(40,495)
Change in net unrealized capital gains and losses	–	–	1,571	1,571
Change in non-admitted assets	–	–	(1,359)	(1,359)
Change in asset valuation reserve	–	–	(917)	(917)
Change in surplus in separate accounts	–	–	(314)	(314)
Settlement of prior period tax returns	–	–	30	30
Tax benefits on stock options exercised	–	–	2,712	2,712

Balance at December 31, 2000	2,500	120,107	23,537	146,144
Net loss	–	–	(59,417)	(59,417)
Capital contribution	–	30,000	–	30,000
Cumulative effect of change in accounting principles	–	–	12,312	12,312
Change in reserve on account of change in valuation basis	–	–	11,609	11,609
Change in net deferred income tax asset	–	–	(11,733)	(11,733)
Surplus effect of reinsurance transaction	–	–	11,851	11,851
Change in net unrealized capital gains and losses	–	–	(1,281)	(1,281)
Change in non-admitted assets	–	–	9,076	9,076
Change in asset valuation reserve	–	–	427	427
Change in surplus in separate accounts	–	–	97,374	97,374
Tax benefits on stock options exercised	–	–	1,363	1,363

Balance at December 31, 2001	2,500	150,107	95,118	247,725
Net loss	–	–	(14,270)	(14,270)
Change in net unrealized capital gains and losses	–	–	7,352	7,352
Change in non-admitted assets	–	–	(14,715)	(14,715)
Change in asset valuation reserve	–	–	(5,305)	(5,305)
Change in liability for reinsurance in unauthorized companies	–	–	(1,133)	(1,133)
Cumulative effect of change in accounting principles	–	–	(6,789)	(6,789)
Change in surplus in separate accounts	–	–	(1,072)	(1,072)
Change in net deferred income tax asset	–	–	29,670	29,670
Dividend to stockholder	–	–	(24,000)	(24,000)
Tax benefits on stock options exercised	–	–	28	28
Surplus effect of reinsurance transaction	–	–	(1,185)	(1,185)

Balance at December 31, 2002	$2,500	$150,107	$63,699	$216,306

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis
(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000

Operating activities
Premiums and other considerations, net of reinsurance	$1,740,602	$1,277,856	$2,294,042
Allowances and reserve adjustments on reinsurance ceded	62,205	12,908	57,183
Investment income received	47,685	45,355	51,583
Other income received	5,701	4,550	4,429
Life and accident and health claims paid	(61,728)	(55,303)	(55,030)
Surrender benefits and other fund withdrawals paid	(816,240)	(800,321)	(888,060)
Annuity and other benefits paid to policyholders	(39,622)	(56,598)	(42,060)
Commissions, other expenses and taxes paid	(292,451)	(312,557)	(456,568)
Net transfers to separate accounts	(156,123)	(27,317)	(935,755)
Dividends paid to policyholders	(34)	(33)	(35)
Federal income taxes received (paid)	5,668	46,560	(8,236)
Other	(678)	(2,331)	(1,145)

Net cash provided by operating activities	494,985	132,769	20,348
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	487,270	29,163	45,079
Stocks	100	–	–
Mortgage loans on real estate	3,288	282	227
Other invested assets	7	–	–
Miscellaneous proceeds	102	–	–

Total investment proceeds	490,767	29,445	45,306
Income taxes paid on net realized capital gains (losses)	26	(170)	345

Net proceeds from sales, maturities, or repayments of investments	490,793	29,275	45,651
Cost of investments acquired:
Bonds	(723,455)	(14,445)	(18,005)
Stocks	(100)	(300)	–
Mortgage loans on real estate	–	–	(5,003)
Real estate	(6)	(13)	(108)
Other invested assets	(2,902)	(12,394)	(11,203)

Total cost of investments acquired	(726,463)	(27,152)	(34,319)
Net decrease (increase) in policy loans	9,239	(843)	(101,360)

Net cost of investments acquired	(717,224)	(27,995)	(135,679)

Net cash provided by (used in) investing activities	(226,431)	1,280	(90,028)
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	–	30,000	–
Borrowed money	–	(71,400)	54,300
Deposits and deposit-type contract funds and other liabilities without life or disability contingencies	9,703	23,298	–
Other sources	33,122	45,631	27,815

Total cash provided	42,825	27,529	82,115

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis (continued)
(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000

Financing and miscellaneous activities (continued)
Other cash applied:
Dividends paid to stockholder	$(24,000)	$–	$–
Withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(13,301)	(17,990)	–
Other applications, net	(9,598)	(27,973)	(10,902)

Total other cash applied	(46,899)	(45,963)	(10,902)

Net cash provided by (used in) financing and miscellaneous activities	(4,074)	(18,434)	71,213

Net increase in cash and short-term investments	264,480	115,615	1,533
Cash and short-term investments at beginning of year	141,080	25,465	23,932

Cash and short-term investments at end of year	$405,560	$141,080	$25,465

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis
(Dollars in Thousands)

December 31, 2002

1.     Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of First AUSA Life Insurance Company which, in turn, is an indirect, wholly owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company’s products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company’s new life insurance written and a portion of new annuities written are done through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

1.     Organization and Summary of Significant Accounting Policies (continued)

the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

1.     Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

1.     Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Effective January 1, 2001, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

1.     Organization and Summary of Significant Accounting Policies (continued)

that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not expected to be realizable.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market, and the related unrealized capital gains or losses are reported in unassigned surplus. Common stocks of the Company’s wholly owned affiliates are recorded at the GAAP basis equity in net assets. Home office properties are reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

1.     Organization and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its estimated realizable value, or fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 2002, 2001, and 2000, net realized capital gains (losses) of $(322), $367, and $(276), respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $1,080, $1,440, and $1,656, for the years ended December 31, 2002, 2001, and 2000, respectively.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. No investment income due and accrued has been excluded for the years ended December 31, 2002, 2001, and 2000, with respect to such practices.

Premiums and Annuity Considerations

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

1.     Organization and Summary of Significant Accounting Policies (continued)

received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, life, annuity, accident and health premiums were recognized as revenue when due.

Aggregate Reserves for Policies

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and will be amortized into income over the estimated life of the policies. Premiums ceded and

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

1.     Organization and Summary of Significant Accounting Policies (continued)

recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Separate Accounts

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders. The Company received variable contract premiums of $1,335,079, $1,208,884, and $2,336,299 in 2002, 2001, and 2000, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

1.     Organization and Summary of Significant Accounting Policies (continued)

Reclassifications

Certain reclassifications have been made to the 2001 and 2000 financial statements to conform to the 2002 presentation.

2.     Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Ohio. Effective January 1, 2001, the State of Ohio required that insurance companies domiciled in the State of Ohio prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Ohio insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principle, as an adjustment that increased capital and surplus, of $12,312 as of January 1, 2001. This amount included the establishment of deferred tax assets of $12,696, offset by the release of mortgage loan origination fees of $25 and the establishment of a vacation accrual of $359.

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (“Guideline 39”). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was $6,789, which was charged directly to unassigned surplus as a change in accounting principle. See Note 8 regarding the conversion of the valuation system in 2001.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

3.     Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Investment Securities: Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common stocks of unaffiliated entities are based on quoted market prices.

Mortgage Loans on Real Estate and Policy Loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Investment Contracts: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate Account Annuity Liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

3.     Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

		December 31
	2002		2001

	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Admitted assets
Cash and short-term investments	$405,560	$405,560	$141,080	$141,080
Bonds	312,147	318,874	78,489	80,722
Common stocks, other than affiliates	302	302	472	472
Mortgage loans on real estate	10,884	12,022	13,821	14,263
Policy loans	275,938	275,938	285,178	285,178
Separate account assets	6,501,089	6,501,089	8,093,342	8,093,342
Liabilities
Investment contract liabilities	740,917	759,322	352,341	347,665
Separate account annuity liabilities	4,464,513	4,602,649	5,792,373	5,709,486

4.     Investments

The carrying amount and estimated fair value of investments in bonds are as follows:

		Gross	Gross	Estimated
	Carrying	Unrealized	Unrealized	Fair
	Amount	Gains	Losses	Value

December 31, 2002
Bonds:
United States Government and agencies	$166,251	$1,677	$–	$167,928
State, municipal and other government	3,601	314	–	3,915
Public utilities	6,974	351	–	7,325
Industrial and miscellaneous	81,468	5,291	1,746	85,013
Mortgage and other asset-backed securities	53,853	922	82	54,693

Total bonds	$312,147	$8,555	$1,828	$318,874

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

4.     Investments (continued)

		Gross	Gross	Estimated
	Carrying	Unrealized	Unrealized	Fair
	Amount	Gains	Losses	Value

December 31, 2001
Bonds:
United States Government and agencies	$4,363	$173	$–	$4,536
State, municipal and other government	1,480	135	–	1,615
Public utilities	12,048	306	–	12,354
Industrial and miscellaneous	39,429	2,470	1,358	40,541
Mortgage and other asset-backed securities	21,169	507	–	21,676

Total bonds	$78,489	$3,591	$1,358	$80,722

The carrying amount and fair value of bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

		Estimated
	Carrying	Fair
	Amount	Value

Due in one year or less	$7,110	$7,162
Due one through five years	168,201	173,059
Due five through ten years	73,229	73,786
Due after ten years	9,754	10,174

	$258,294	$264,181
Mortgage and other asset-backed securities	53,853	54,693

	$312,147	$318,874

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

4.     Investments (continued)

A detail of net investment income is presented below:

	Year Ended December 31
	2002	2001	2000

Interest on bonds	$9,357	$7,050	$8,540
Dividends from common stock of affiliated entities	16,921	18,495	26,453
Interest on mortgage loans	871	1,130	776
Rental income on investment properties	7,381	6,903	6,034
Interest on policy loans	17,364	17,746	14,372
Other investment income	3,308	(51)	1

Gross investment income	55,202	51,273	56,176
Investment expenses	(6,704)	(6,849)	(8,309)

Net investment income	$48,498	$44,424	$47,867

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

	Year Ended December 31
	2002	2001	2000

Proceeds	$487,270	$29,163	$45,079

Gross realized gains	$2,119	$637	$117
Gross realized losses	(3,955)	–	(480)

Net realized gains (losses)	$(1,836)	$637	$(363)

At December 31, 2002, bonds with an aggregate carrying value of $4,437 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

4.     Investments (continued)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

	Realized

	Year Ended December 31
	2002	2001	2000

Bonds	$(1,836)	$637	$(363)
Other invested assets	102	–	(1,115)

	(1,734)	637	(1,478)
Tax benefit (expense)	26	(170)	346
Transfer to interest maintenance reserve	321	(367)	276

Net realized gains (losses)	$(1,387)	$100	$(856)

	Changes in Unrealized

	Year Ended December 31
	2002	2001	2000

Common stocks	$10,576	$1,559	$2,002
Mortgage loans on real estate	350	86	(431)
Other invested assets	(3,574)	(2,926)	–

Change in unrealized	$7,352	$(1,281)	$1,571

Gross unrealized gains (losses) on common stocks were as follows:

	Unrealized

	December 31
	2002	2001

Unrealized gains	$16,492	$5,930
Unrealized losses	(386)	(400)

Net unrealized gains	$16,106	$5,530

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

4.     Investments (continued)

During 2002 and 2001 the Company did not issue any mortgage loans. The Company requires all mortgages to carry fire insurance equal to the value of the underlying property.

During 2002, 2001, and 2000, no mortgage loans were foreclosed and transferred to real estate. At December 31, 2002 and 2001, the Company held a mortgage loan loss reserve in the asset valuation reserve of $123 and $135, respectively.

5.     Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

	Year Ended December 31
	2002	2001	2000

Direct premiums	$1,854,568	$1,369,720	$2,385,134
Reinsurance ceded	(111,525)	(91,205)	(88,767)

Net premiums earned	$1,743,043	$1,278,515	$2,296,367

The Company received reinsurance recoveries in the amount of $30,380, $12,337, and $8,856 during 2002, 2001, and 2000, respectively. At December 31, 2002 and 2001, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $3,209 and $6,065, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2002 and 2001 of $119,561 and $63,758, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

5.     Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation for future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $37,176 and the reserve credit taken of $55,408 was credited directly to unassigned surplus on a net of tax basis. Over the course of this reinsurance treaty, the experience of the underlying policies will be reflected as a reduction to the amount initially credited to surplus. During 2002, the amount charged directly to unassigned surplus was $1,185. The Company holds collateral in the form of letters of credit of $70,000.

6.     Income Taxes

The main components of deferred tax amounts are as follows:

	December 31
	2002	2001

Deferred income tax assets:
§807(f) adjustment	$1,593	$1,977
Pension expenses	–	2,422
Tax basis deferred acquisition costs	88,838	76,692
Reserves	100,307	74,569
Other	8,771	7,009

Total deferred income tax assets	$199,509	$162,669

Deferred income tax assets – nonadmitted	$73,639	$58,309
Deferred income tax liabilities:
§807(f) adjustment – liabilities	102,176	91,560
Other	910	4,356

Total deferred income tax liabilities	$103,086	$95,916

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

6.     Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2002	2001

Change in net deferred income tax asset	$29,670	$(11,733)

Change in deferred income tax assets — nonadmitted	15,330	(7,481)

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to loss from operations before federal income tax expense (benefit) and net realized capital gains/losses on investments for the following reasons:

	Year Ended December 31
	2002	2001	2000

Income tax expense (benefit) computed at the federal statutory rate (35%)	$(5,259)	$(19,606)	$(19,988)
Deferred acquisition costs – tax basis	11,920	7,570	14,725
Amortization of IMR	(378)	(504)	(580)
Depreciation	(413)	(6)	(426)
Dividends received deduction	(9,863)	(8,705)	(12,805)
Low income housing credits	(2,914)	(1,944)	–
Prior year under (over) accrual	(27,856)	3,340	560
Reinsurance transactions	(415)	4,148	–
Reserves	34,358	19,541	123
Other	(1,321)	(334)	921

Federal income tax expense (benefit)	$(2,141)	$3,500	$(17,470)

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

6.     Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and it affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA ($293 at December 31, 2002). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $103.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. The examination fieldwork for 1996 through 1997 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination is underway for 1998 through 2000.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

7.     Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

	December 31
	2002		2001

		Percent		Percent
	Amount	of Total	Amount	of Total

Subject to discretionary withdrawal with market value adjustment	$14,509	0%	$11,429	0%
Subject to discretionary withdrawal at book value less surrender charge	230,221	4%	102,240	2
Subject to discretionary withdrawal at market value	4,464,409	84%	5,641,756	93
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	605,085	12%	294,012	5
Not subject to discretionary withdrawal	14,235	0%	14,654	0

	5,328,459	100%	6,064,091	100%

Less reinsurance ceded	113,923		60,224

Total policy reserves on annuities and deposit fund liabilities	$5,214,536		$6,003,867

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2002	2001	2000

Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$1,335,079	$1,208,884	$2,336,299
Transfers from separate accounts	990,726	1,107,157	1,268,865

Net transfers to separate accounts	344,353	101,727	1,067,434
Change in valuation adjustment	–	98,321	–
Other	420	16,749	779

Transfers as reported in the summary of operations of the life, accident and health annual statement	$344,773	$216,797	$1,068,213

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

7.     Policy and Contract Attributes (continued)

At December 31, 2002 and 2001, the Company had variable annuities with guaranteed living benefits as follows:

		Subjected
		Account	Amount of
Year	Benefit and Type of Risk	Value	Reserve Held

2002	Guaranteed Minimum Income Benefit	$921,683	$8,469
2001	Guaranteed Minimum Income Benefit	75,101	19

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2002 and 2001, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net

December 31, 2002
Ordinary direct renewal business	$1,578	$184	$1,394
Ordinary new business	2,072	(378)	2,450

	$3,650	$(194)	$3,844

December 31, 2001
Ordinary direct renewal business	$1,439	$407	$1,032
Ordinary new business	200	(5)	205

	$1,639	$402	$1,237

8.     Conversion of Valuation System

During 2001, the Company converted to a new reserve valuation system for universal life and variable universal life policies. The new valuation system, which provides for more precise calculations, caused general account reserves to decrease by $11,609 and separate account reserves to decrease by $98,321. These amounts were credited directly to unassigned surplus. The decrease in separate account reserves is included in the change in surplus in separate accounts in the 2001 Statement of Changes in Capital and Surplus.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

9.     Dividend Restrictions

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2003, without the prior approval of insurance regulatory authorities, is $21,381.

10.     Capital and Surplus

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount is to be determined based on the various risk factors related to it. At December 2002, the Company meets the RBC requirements.

11.	Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2002 and 2001, the Company sold $33,160 and $17,515, respectively, of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

12.     Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

12.     Retirement and Compensation Plans (continued)

employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $1,734, $1,634, and $1,224 for the years ended December 31, 2002, 2001, and 2000, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $967, $1,100, and $930 for the years ended December 31, 2002, 2001, and 2000, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2002, 2001, and 2000 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $203, $233, and $108 for the years ended December 31, 2002, 2001, and 2000, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

13.     Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2002, 2001, and 2000, the Company paid $20,371, $16,904, and $19,248, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 2002, 2001, and 2000, the Company received $3,673, $6,752, and $4,665, respectively, for such services, which approximates their cost.

Receivables from and payables to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2002, 2001, and 2000, the Company paid net interest of $256, $945, and $2,262, respectively, to affiliates.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2002 and 2001, the cash surrender value of these policies was $52,984 and $52,254, respectively.

14.     Commitments and Contingencies

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

14.     Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,424 and $3,425 and an offsetting premium tax benefit of $763 and $764 at December 31, 2002 and 2001, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $70, $13, and $(9) for the years ended December 31, 2002, 2001, and 2000, respectively.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2002, the value of securities loaned amounted to $69,860.

Statutory-Basis Financial
Statement Schedules

Western Reserve Life Assurance Co. of Ohio

Summary of Investments – Other Than
Investments in Related Parties
(Dollars in Thousands)

December 31, 2002

Schedule I

			Amount at Which
		Fair	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Fixed maturities
Bonds:
United States Government and government agencies and authorities	$166,451	$168,139	$166,451
States, municipalities, and political subdivisions	30,736	31,379	30,736
Foreign governments	3,096	3,368	3,096
Public utilities	6,974	7,325	6,974
All other corporate bonds	104,890	108,663	104,890

Total fixed maturities	312,147	318,874	312,147
Equity securities
Common stocks (unaffiliated):
Industrial, miscellaneous, and all other	302	302	302

Total equity securities	302	302	302
Mortgage loans on real estate	10,884		10,884
Home office properties	42,654		42,654
Policy loans	275,938		275,938
Cash and short-term investments	405,560		405,560
Other invested assets	18,881		18,881
Total investments	$1,066,366		$1,066,366

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information
(Dollars in Thousands)

Schedule III

	Future Policy	Policy and		Net
	Benefits and	Contract	Premium	Investment
	Expenses	Liabilities	Revenue	Income*

Year ended December 31, 2002
Individual life	$404,935	$12,874	$610,634	$21,194
Group life and health	13,059	100	560	639
Annuity	728,193	—	1,131,849	26,665

	$1,146,187	$12,974	$1,743,043	$48,498

Year ended December 31, 2001
Individual life	$386,965	$14,219	$652,626	$14,014
Group life and health	12,222	135	772	731
Annuity	336,587	4	625,117	29,679

	$735,774	$14,358	$1,278,515	$44,424

Year ended December 31, 2000
Individual life	$389,458	$13,349	$741,090	$13,430
Group life and health	11,237	100	847	936
Annuity	259,199	25	1,554,430	33,501

	$659,894	$13,474	$2,296,367	$47,867

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information
(Dollars in Thousands)

Schedule III (continued)

	Benefits,
	Claims,
	Losses and	Other
	Settlement	Operating	Premium
	Expenses	Expenses*	Written

Year ended December 31, 2002
Individual life	$176,010	$484,535	$-
Group life and health	5,626	(4,316)	917
Annuity	1,138,645	164,544	-

	$1,320,281	$644,763	$917

Year ended December 31, 2001
Individual life	$167,912	$529,090	$—
Group life and health	1,226	422	1,030
Annuity	802,630	(6,647)	—

	$971,768	$522,865	$1,030

Year ended December 31, 2000
Individual life	$267,540	$591,343	$—
Group life and health	1,413	(672)	1,100
Annuity	814,734	937,870	—

	$1,083,687	$1,528,541	$1,100

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Western Reserve Life Assurance Co. of Ohio

Reinsurance
(Dollars in Thousands)

Schedule IV

			Assumed		Percentage of
		Ceded to	From		Amount
	Gross	Other	Other	Net	Assumed to
	Amount	Companies	Companies	Amount	Net

Year ended December 31, 2002
Life insurance in force	$79,096,314	$21,759,884	$–	$57,336,430	0%

Premiums:
Individual life	$653,642	$43,008	$–	$610,634	0%
Group life and health	917	357	–	560	0%
Annuity	1,200,009	68,160	–	1,131,849	0%

	$1,854,568	$111,525	$–	$1,743,043	0%

Year ended December 31, 2001
Life insurance in force	$78,786,575	$17,837,374	$–	$60,949,201	0.0%

Premiums:
Individual life	$684,987	$32,361	$–	$652,626	0.0%
Group life	1,030	258	–	772	0.0
Annuity	683,703	58,586	–	625,117	0.0

	$1,369,720	$91,205	$–	$1,278,515	0.0%

Year ended December 31, 2000
Life insurance in force	$76,903,969	$14,753,778	$–	$62,150,191	0.0%

Premiums:
Individual life	$774,550	$33,460	$–	$741,090	0.0%
Group life	1,100	253	–	847	0.0
Annuity	1,609,484	55,054	–	1,554,430	0.0

	$2,385,134	$88,767	$–	$2,296,367	0.0%

STATEMENT OF ADDITIONAL INFORMATION

WRL FREEDOM ACCESS® II
VARIABLE ANNUITY

Issued through
WRL SERIES ANNUITY ACCOUNT

Offered by
WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

570 Carillon Parkway
St. Petersburg, Florida 33716

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the WRL Freedom Access® II® variable annuity offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 2003, by calling 1-800-851-9777 (Monday – Friday 8:30 a.m. — 7:00 p.m. Eastern Time), by writing to the administrative office, Western Reserve Life, Annuity Department, P. O. Box 9051, Clearwater, Florida 33758-9051 or by visiting our website at www.westernreserve.com. The prospectus sets forth information that a prospective investor should know before investing in a Contract. Terms used in the current prospectus for the Contract are incorporated in this SAI.

This SAI is not a prospectus and should be read only in conjunction with the prospectus for the Contract and with the prospectuses for the funds.

Dated: May 1, 2003

DEFINITIONS OF SPECIAL TERMS

accumulation period	The period between the Contract date and the maturity date while the Contract is in force.

accumulation unit value	An accounting unit of measure we use to calculate subaccount values during the accumulation period.

administrative office	Our administrative office and mailing address is P. O. Box 9051, Clearwater, Florida 33758-9051. Our street address is 570 Carillon Parkway, St. Petersburg, Florida 33716. Our phone number is 1-800-851-9777.

age	The issue age is the annuitant’s age on his/her birthday immediately preceding the Contract date. Attained age is the issue age plus the number of completed Contract years. When we use the term “age” in this SAI, it has the same meaning as “attained age” in the Contract.

annuitant	The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the Contract’s death benefit provisions and annuity provision.

annuity unit value	An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.

annuity value	The sum of the separate account value and the fixed account value at the end of any valuation period.

beneficiary(ies)	The person(s) you elect to receive the death benefit proceeds under the Contract.

cash value	The annuity value less any applicable premium taxes and any rider charges.

Code	The Internal Revenue Code of 1986, as amended.

Contract anniversary	The same day in each succeeding year as the Contract date. If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the first day of the next month.

Contract date	Generally, the later of the date on which the initial premium payment is received, or the date that the properly completed application is received, at Western Reserve’s administrative office. We measure Monthiversaries, Contract years, Contract months and Contract anniversaries from the Contract date.

death benefit proceeds	If an owner who is the annuitant dies during the accumulation period, the death benefit proceeds are the amount, if any, payable under the death benefit described in your Contract.

death claim day	Any day after the death report day on which we receive a beneficiary’s completed election form regarding payment of his/her portion of the death benefit proceeds that are payable upon the death of an owner who is the annuitant.

death report day	The valuation date on which we have received both proof of death of an owner who is the annuitant and the beneficiary’s election regarding payment. If the spouse of the deceased owner/annuitant continues (if a joint owner) or elects to continue (if sole beneficiary) the Contract, there are two death report days (one relating to the death of the first owner/annuitant to die; the second relating to the death of the spouse who continues the Contract). If there is no spousal continuation of the Contract, then there is only one death report day for the Contract. If there are multiple beneficiaries, the death report day is the earliest date on which we receive both proof of death and any beneficiary’s completed election form.

fixed account	An option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.

fixed account value	During the accumulation period, your Contract’s value in the fixed account.

funds	Investment companies which are registered with the U.S. Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Contract in the future.

in force	Condition under which the Contract is active and an owner is entitled to exercise all rights under the Contract.

maturity date	The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant’s 95th birthday.

Monthiversary	The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the Contract date, the Monthiversary is the first day of the next month.

NYSE	New York Stock Exchange.

nonqualified Contracts	Contracts issued other than in connection with retirement plans.

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owner (you, your)	The person(s) entitled to exercise all rights under the Contract. The annuitant is an owner unless the application states otherwise, or unless a change of ownership is made at a later time. Joint owners may be named, provided the joint owners are husband and wife. Joint ownership is not available in all states.

portfolio	A separate investment portfolio of a fund.

premium payments	Amounts paid by an owner or on an owner’s behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term “premium payment” in this SAI, it has the same meaning as “net premium” in the Contract, which means the premium payment less any applicable premium taxes.

qualified Contracts	Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

separate account	WRL Series Annuity Account, a unit investment trust consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of a fund.

separate account value	During the accumulation period, your Contract’s value in the separate account, which equals the sum of the values in each subaccount.

subaccount	A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.

surrender	The termination of a Contract at the option of an owner.

valuation date/business day	Each day on which the NYSE is open for trading, except when a subaccount’s corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term “business day,” it has the same meaning as valuation date.

valuation period	The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.

Western Reserve (we, us our)	Western Reserve Life Assurance Co. of Ohio.

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In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Contract, which may be of interest to a prospective purchaser.

THE CONTRACT—GENERAL PROVISIONS

Owner

The Contract shall belong to the owner upon issuance of the Contract after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the Contract; (2) surrender the Contract; (3) amend or modify the Contract with Western Reserve’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of an owner’s spouse in a community or marital property state.

A joint owner may only be a spouse and may be named in the Contract application or in a written notice to our administrative office. The surviving joint owner will become the sole owner upon the other joint owner’s death. If the surviving joint owner dies before the annuitant, the surviving joint owner’s estate will become the owner if no beneficiary is named and alive. However, if a beneficiary is named and alive, the beneficiary will receive the cash value.

An owner may change the ownership of the Contract in a written notice to our administrative office. When this change takes effect, all rights of ownership in the Contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will take effect as of the date Western Reserve accepts the written notice. We assume no liability for any payments made, or actions taken before a change is accepted, and shall not be responsible for the validity or effect of any change of ownership. Changing an owner cancels any prior choice of owner, but does not change the designation of the beneficiary or the annuitant.

Entire Contract

The Contract and any endorsements thereon and the Contract application constitute the entire contract between Western Reserve and the owner. All statements in the application are representations and not warranties. No statement will cause the Contract to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Gender

If the age or gender of the annuitant has been misstated, Western Reserve will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or gender. The dollar amount of any underpayment Western Reserve makes shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Western Reserve due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof Western Reserve finds satisfactory.

Addition, Deletion, or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to add, remove or combine subaccounts, and substitute the shares that are held by the separate account for shares of another portfolio, at our discretion. We reserve the right to eliminate the shares of any portfolios of a fund and to substitute shares of another portfolio of a fund (or of another open-end registered investment company) if the shares of a portfolio are no longer available for investment or, if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account. We will not, however, substitute shares attributable to an owner’s interest in a subaccount without notice to, and prior approval of, the Securities and Exchange Commission (the “SEC”) to the extent required by the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law.

We also reserve the right to establish additional subaccounts, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of Western Reserve, marketing, tax, investment or other conditions warrant, and any new subaccounts will be made available to existing owners on a basis to be determined by Western Reserve. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant.

In the event of any such substitution or change, we may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by us to be in the best interests of persons having voting

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rights under the Contracts, the separate account may be operated as a management company under the 1940 Act, or subject to any required approval, it may be deregistered under the 1940 Act in the event such registration is no longer required.

We reserve the right to change the investment objective of any subaccount. Additionally, if required by law or regulation, we will not materially change an investment objective of the separate account or of a portfolio designated for a subaccount unless a statement of change is filed with and approved by the appropriate insurance official of the state of Western Reserve’s domicile, or deemed approved in accordance with such law or regulation.

Annuity Payment Options

During the lifetime of the annuitant and prior to the maturity date, the owner may choose an annuity payment option or change the election. If no election is made prior to the maturity date, annuity payments will be made under Payment Option D as Variable Life Income with 10 years of guaranteed payments.

Thirty days prior to the maturity date, we will mail to the owner a notice and a form upon which the owner can select allocation options for the annuity proceeds as of the maturity date. We reserve the right to limit transfers to once per year after the maturity date. If a separate account annuity option is chosen, the owner must include in the written notice the subaccount allocation of the annuity proceeds as of the maturity date. If we do not receive that form or other written notice acceptable to us prior to the maturity date, the Contract’s existing allocation options will remain in effect. The owner may also, prior to the maturity date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity option and payment frequency provides for payments of at least $20 per period. If none of these is possible, a lump sum payment will be made.

Determination of the First Variable and Fixed Payment. The amount of the first variable and fixed annuity payment is determined by multiplying the annuity proceeds times the appropriate rate for the annuity option selected. The rates are based on the Society of Actuaries “Annuity 2000” (male, female, and unisex if required by law) Mortality Table with projection Scale G, and variable rates are based on a 5% effective annual assumed investment return. Neither expenses actually incurred, other than taxes on the investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments after such payments have commenced.

The amount of the first annuity payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant’s actual age nearest birthday, at the maturity date, adjusted as follows:

Maturity Date	Adjusted Age

Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Western Reserve

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. The amount of variable annuity payments after the first will increase or decrease according to the annuity unit value which reflects the investment experience of the selected subaccount(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected subaccount multiplied by the annuity unit value of that subaccount on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that subaccount by the annuity unit value of that subaccount on the date the first annuity payment is processed.

Death Benefit

The discussion and the first set of examples below assume the Additional Earnings Rider is not included in the Contract.

Adjusted Partial Surrender. A partial surrender will reduce the amount of your death benefit proceeds, by an amount called the adjusted partial surrender. The reduction depends on the relationship between the death benefit proceeds and annuity value. The adjusted partial surrender is the amount of a partial surrender times the ratio of [(a) divided by (b)] where:

(a)  is the amount of the death benefit proceeds prior to the partial surrender; and

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(b) is the annuity value prior to the partial surrender.

The following examples describe the effect of surrender on the death benefit proceeds, and annuity value.

EXAMPLE 1
(Assumed Facts for Example)

$75,000	current death benefit proceeds before surrender
$50,000	current annuity value before surrender
$75,000	current death benefit (larger of annuity value and death benefit proceeds)
$15,000	requested partial surrender
$22,500	adjusted partial surrender = 15,000 *(75,000/50,000)
$52,500	new death benefit proceeds (after partial surrender) = 75,000 – 22,500
$35,000	new annuity value (after partial surrender) = 50,000 – 15,000

Summary:

Reduction in death benefit proceeds	=	$22,500
Reduction in annuity value	=	$15,000

NOTE: The death benefit proceeds is reduced more than the annuity value since the death benefit proceeds was greater than the annuity value just prior to the partial surrender.

EXAMPLE 2
(Assumed Facts for Example)

$50,000	current death benefit proceeds before surrender
$75,000	current annuity value before surrender
$75,000	current death benefit (larger of annuity value and death benefit proceeds)
$15,000	requested partial surrender
$15,000	adjusted partial surrender = 15,000 *(75,000/75,000)
$35,000	new death benefit proceeds (after partial surrender) = 50,000 – 15,000
$60,000	new annuity value (after partial surrender) = 75,000 – 15,000

Summary:

Reduction in death benefit proceeds	=	$15,000
Reduction in annuity value	=	$15,000

NOTE: The death benefit proceeds and annuity value are reduced by the same amount since the annuity value was higher than the death benefit proceeds just prior to the partial surrender.

Additional Earnings Rider. The following examples illustrate the additional death benefit payable under the Additional Earnings Rider, as well as the effect of a partial surrender on the Additional Earnings Rider Amount.

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EXAMPLE 1 – Basic Additional Earnings Rider Example, with no additional premiums or partial surrenders
(Assumed Facts for Example)

At Rider Issue	60	Rider Issue Age
	40%	Additional Earnings Factor (AEF)
	250%	Rider Earnings Limit (REL)
	$1,000,000	Maximum Rider Benefit (MRB)
	$40,000.00	Rider Base at issue (RBI) (equal to the greater of the death benefit proceeds on the Rider Date or the Annuity Value on that date)

At Death	$75,000.00	Death Benefit Proceeds (DBP)
	$35,000.00	Rider Earnings (RE) = DBP – RBI = 75,000 – 40,000
	$14,000.00	Additional Earnings Rider Amount = lesser of
a) RE * AEF = 35,000 * 40% = 14,000 or
b) REL * RBI * AEF = 250% * 40,000 * 40% = 40,000 or
c) MRB = 1,000,000.

EXAMPLE 2 – Additional Earnings Rider Example, showing the effect of a partial surrender
(Assumed Facts for Example)

At Rider Issue	60	Rider Issue Age
	40%	Additional Earnings Factor (AEF)
	250%	Rider Earnings Limit (REL)
	$1,000,000	Maximum Rider Benefit (MRB)
	$40,000.00	Rider Base at issue (RBI) (equal to the greater of the death benefit proceeds on the Rider Date or the Annuity Value on that date)

At Partial Surrender	$50,000.00	Annuity Value before partial surrender (AV)
	$15,000.00	Partial Surrender (PS)
	$12,000.00	Withdrawal Adjustment to Base (WAB) = PS * RBI / AV = 15,000 * 40,000 / 50,000
	$28,000.00	Rider Base after partial surrender (RB) = RBI – WAB = 40,000 – 12,000

At Death	$70,000.00	Death Benefit Proceeds (DBP)
	$42,000.00	Rider Earnings (RE) = DBP – RB = 70,000 – 28,000
	$16,800.00	Additional Earnings Rider Amount = lesser of
a) RE * AEF = 42,000 * 40% = 16,800 or
b) REL * RB * AEF = 250% * 28,000 * 40% = 28,000 or
c) MRB = 1,000,000.

Death of Owner. Federal tax law requires that if any owner (including any surviving joint owner who has become a current owner) dies before the maturity date, then the entire value of the Contract must generally be distributed within five years of the date of death of such owner. Special rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) an owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the maturity date. See Certain Federal Income Tax Consequences of this SAI for a detailed description of these rules. Other rules may apply to qualified Contracts.

If an owner (or a surviving joint owner) is not the annuitant and dies before the annuitant:

•	if no beneficiary is named and alive on the death report day, the owner’s estate will become the new owner. The cash value must be distributed within five years of the former owner’s death;

•	if the sole beneficiary is alive and is the owner’s spouse, the Contract will continue with the spouse as the new owner; or

•	if the beneficiary is alive and is not the owner’s spouse, the beneficiary will become the new owner. The cash value must be distributed either:

•	within five years of the former owner’s death; or

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•	over the lifetime of the new owner, if a natural person, with payments beginning within one year of the former owner’s death; or

•	over a period that does not exceed the life expectancy (as defined by the Code and regulations adopted under the Code) of the new owner, if a natural person, with payments beginning within one year of the former owner’s death.

To determine payments, we may use the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning with one year of the deceased owner’s death.

Death of Annuitant. Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the Contract, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options unless a settlement agreement is effective at an owner’s death preventing such election.

If the annuitant who is not an owner dies during the accumulation period and an owner is a natural person other than the annuitant, the owner will automatically become the annuitant and this Contract will continue. In the event of joint owners, the younger joint owner will automatically become the new annuitant and this Contract will continue. If the annuitant dies during the accumulation period and an owner is either (1) the same individual as the annuitant; or (2) other than a natural person, then the death benefit proceeds are payable to the beneficiary in a lump sum distribution.

Assuming no joint owners, if the annuitant who is an owner dies before the maturity date, and the sole beneficiary is not the deceased annuitant’s spouse who elects to continue the Contract, (1) the death benefit must be distributed within five years of the date of the annuitant/deceased owner’s death, or (2) payments must begin no later than one year after the annuitant/deceased owner’s death and must be made (i) for the beneficiary’s lifetime or (ii) for a period certain (so long as any certain period does not exceed the beneficiary’s life expectancy). Payments may be made in accordance with the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning within one year of the deceased owner’s death. Death benefit proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the annuitant/deceased owner’s death. If the sole beneficiary is the annuitant/deceased owner’s surviving spouse, such spouse may elect to continue the Contract as the new annuitant and owner instead of receiving the death benefit. (See Certain Federal Income Tax Consequences.) We will increase the annuity value as of the death report day to equal the amount of the death benefit proceeds as of the death report day.

If a beneficiary or joint owner elects to receive the death benefit proceeds under alternate payment option (1) or 2(ii) above, then we will: (a) allow partial surrenders and transfers among the subaccounts and the fixed account; (b) deduct the transfer fee from each transfer after the first 12 transfers during the Contract year; (c) deduct the annual Contract charge each Contract year; and (d) not permit payment of the death benefit proceeds under the annuity provisions of the Contract upon complete distribution.

The beneficiary may name a new beneficiary for payment of the death benefit proceeds during the distribution period. If the beneficiary dies during the distribution period, we will pay the remaining value of the Contract first to the new beneficiary. If no new beneficiary is named, such payment will be made to the contingent beneficiary if named by the owner. If no new beneficiary or contingent beneficiary is named, such payment will be made to the beneficiary’s estate.

If there are joint owners, the annuitant is not an owner, and one joint owner dies prior to the maturity date, the surviving joint owner as sole owner may surrender the Contract at any time for the Contract’s cash value.

Beneficiary. The beneficiary designation in the application will remain in effect until changed. An owner may change the designated beneficiary(ies) during the annuitant’s lifetime by sending written notice to us at our administrative office. A beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, an owner may then designate a new beneficiary.) The change will take effect as of the date an owner signs the written notice. We will not be liable for any payment made before the written notice is received at our administrative office. Unless we receive written notice from an owner to the contrary, no beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any beneficiary’s creditors.

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Assignment

During the annuitant’s lifetime and prior to the maturity date (subject to any irrevocable beneficiary’s rights) the owner may assign any rights or benefits provided by a nonqualified Contract. The assignment of a Contract will be treated as a distribution of the annuity value for federal tax purposes. Any assignment must be made in writing and accepted by us. An assignment will be effective as of the date the request is received at our administrative office and is accepted by us. We assume no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any assignment.

With regard to qualified Contracts, any assignment may be subject to restrictions, penalties, taxation as a distribution, or even prohibition under the Code, and must be permitted under the terms of the underlying retirement plan.

Proof of Age, Gender and Survival

We may require proper proof of age and gender of any annuitant or joint annuitant prior to making the first annuity payment. Prior to making any payment, we may require proper proof that the annuitant or joint annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in gender of any payee, annuity payments will be determined using unisex rates.

Non-Participating

The Contract will not share in Western Reserve’s surplus earnings; no dividends will be paid.

Employee and Agent Purchases

The Contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the Contract or by their spouse or minor children, or by an officer, director, trustee or bona fide full-time employee of Western Reserve or its affiliated companies or their spouse or minor children. In such a case, we may credit an amount equal to a percentage of each premium payment to the Contract due to lower acquisition costs we experience on those purchases. The credit will be reported to the Internal Revenue Service (“IRS”) as taxable income to the employee or registered representative. We may offer, in our discretion, certain employer sponsored savings plans, waived fees and charges including, but not limited to, the annual Contract charge, for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the Contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Contract

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under section 817(h) (Treas. Reg. § 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the funds and their portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Western Reserve’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

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Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which contract owners may direct their investments to particular subaccounts without being treated as owners of underlying assets.”

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has the choice of subaccounts in which to allocate premiums and annuity values, and may be able to transfer among these accounts more frequently, than in such rulings. These differences could result in owners being treated as the owners of the assets of the separate account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners from being considered the owners of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans, are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

Qualified Contracts. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 591/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 701/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 701/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

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We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity (“IRA”) under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total premium payments for any tax year on behalf of any individual may not exceed $3,000 for 2003 ($3,500 if age 50 or older by the end of 2003), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 701/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 591/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $3,000 for 2003 ($3,500 if age 50 or older by the end of 2003). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 591/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the premium payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 591/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension, Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the premium payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be

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made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

Taxation of Western Reserve

Western Reserve at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.

INVESTMENT EXPERIENCE

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of a fund less any applicable charges or fees.

Upon allocation to the selected subaccount of the separate account, premium payments are converted into accumulation units of the subaccount. At the end of any valuation period, a subaccount’s value is equal to the number of units that your Contract has in the subaccount, multiplied by the accumulation unit value of the subaccount.

The number of units that your Contract has in each subaccount is equal to:

1.	The initial units purchased on the Contract date; plus

2.	Units purchased at the time additional premium payments are allocated to the subaccount; plus

3.	Units purchased through transfers from another subaccount or the fixed account; minus

4.	Any units that are redeemed to pay for partial surrenders; minus

5.	Any units that are redeemed as part of a transfer to another subaccount or the fixed account; minus

6.	Any units that are redeemed to pay the annual Contract charge, any premium taxes, any rider charges and any transfer charge.

The value of an accumulation unit was arbitrarily established at $10.00 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of the regular session of business on the NYSE (currently 4:00 p.m. Eastern Time), on each day the NYSE is open.

Accumulation Unit Value

The accumulation unit value will vary from one valuation period to the next depending on the investment returns experienced by each subaccount. The accumulation unit value for each subaccount at the end of a valuation period is the result of:

1.	The total value of the assets held in the subaccount. This value is determined by multiplying the number of shares of the designated fund portfolio owned by the subaccount times the portfolio’s net asset value per share; minus

2.	The accrued daily percentage for the mortality and expense risk charge and the administrative charge multiplied by the net assets of the subaccount; minus

3.	The accrued amount of reserve for any taxes that are determined by us to have resulted from the investment operations of the subaccount; divided by

4.	The number of outstanding units in the subaccount.

During the accumulation period, the mortality and expense risk charge is deducted at an annual rate of 1.25% of net assets for each day in the valuation period and compensates us for certain mortality and expense risks. The administrative charge is deducted at an annual rate of 0.40% of net assets for each day in the valuation period and compensates us for certain administrative expenses. The accumulation unit value may increase, decrease, or remain the same from valuation period to valuation period.

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Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount (that is, the portfolio performance minus subaccount fees and charges including the separate account annuitization charge that will equal an annual rate of 1.40%) exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $10.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment return adjustment factor for the valuation period.

The investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the Contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a portfolio share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for which we determine to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the separate account annuitization charge. This factor is equal, on an annual basis, to 1.40% of the daily net asset value of a portfolio share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the gender and adjusted age of the annuitant at the maturity date. See Annuity Payment Options – Determination of the First Variable and Fixed Payment which contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value
and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = ABC

Where:	A =	Annuity unit value for the immediately preceding valuation period.
		Assume	= $X

	B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
		Assume	= Y

	C =	A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.
		Assume	= Z

Then, the annuity unit value is:       $XYZ = $Q

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Formula and Illustration for Determining Amount of
First Monthly Variable Annuity Payment

First monthly variable annuity payment =	AB

$1,000

Where:	A =	The annuity value as of the maturity date.
		Assume	= $X

	B =	The annuity purchase rate per $1,000 based upon the option selected, the gender and adjusted age of the annuitant according to the tables contained in the Contract.
		Assume	= $Y

Then, the first monthly variable annuity payment =	$XY	=	$Z

1,000

Formula and Illustration for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A

B

Where:	A =	The dollar amount of the first monthly variable annuity payment.
		Assume	= $X

	B =	The annuity unit value for the valuation date on which the first monthly payment is due.
		Assume	= $Y

Then, the number of annuity units	=	$X	=	Z

$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

Yield – The yield quotation set forth in the prospectus for the WRL Transamerica Money Market subaccount is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the WRL Transamerica Money Market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Effective Yield – The effective yield quotation for the WRL Transamerica Money Market subaccount set forth in the prospectus is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing subaccount having a balance of one unit in the WRL Transamerica Money Market subaccount at the beginning of the period. A hypothetical charge, reflecting deductions from owner accounts, is subtracted from the balance. The difference is divided by the value of the subaccount at the beginning of the base period to obtain the base period return, which is then compounded by adding 1.  Next, the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:

EFFECTIVE YIELD = ({BASE PERIOD RETURN + 1} 365/7) – 1

The effective yield is shown at least to the nearest hundredth of one percent.

Hypothetical Charge – For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all owner accounts in proportion to the length of the base period. Such fees and charges include the $30 annual Contract charge, calculated on the basis of an anticipated average Contract size of $10,000, which translates into a charge of 0.30%. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a

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particular Contract. No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the WRL Transamerica Money Market subaccount and the fund are excluded from the calculation of yield. The calculation of yield (which is based on the performance of the Initial Class of shares for the Transamerica Money Market portfolio of the AEGON/Transamerica Series Fund that were held by the subaccount) has been adjusted to reflect the deduction of the 12b-1 fee for the Service Class shares of that portfolio.

The yield on amounts held in the WRL Transamerica Money Market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The WRL Transamerica Money Market subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the WRL Transamerica Money Market, the types and quality of portfolio securities held by the WRL Transamerica Money Market and its operating expenses.

Other Subaccount Yields

The yield quotations for all of the subaccounts, except the WRL Transamerica Money Market subaccount, representing the accumulation period set forth in the prospectus is based on the 30-day period ended on the date of the most recent balance sheet of the separate account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:

a - b
YIELD = 2[ (		+ 1)[6] -1]
cd

Where:	a =	net investment income earned during the period by the corresponding portfolio of the fund attributable to shares owned by the subaccount.
	b =	expenses accrued for the period (net of reimbursement).
	c =	the average daily number of units outstanding during the period.
	d =	the maximum offering price per unit on the last day of the period.

For purposes of the yield quotations for all of the subaccounts, except the WRL Transamerica Money Market subaccount, the calculations take into account all fees that are charged to all owner accounts during the accumulation period. Such fees include the $30 annual Contract charge, calculated on the basis of an anticipated average Contract size of $10,000, which translates into a charge of 0.30%. The calculations do not take into account any premium taxes or any transfer charges. The calculation of yield (which is based on the performance of the Initial Class of shares for the AEGON Bond portfolio of the AEGON/Transamerica Series Fund that were held by the subaccount) has been adjusted to reflect the deduction of the 12b-1 fee for the Service Class shares of that portfolio.

Premium taxes currently range from 0% to 3.5% of premium payments depending upon the jurisdiction in which the Contract is delivered.

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

The total return quotations set forth in the prospectus for all subaccounts, except the WRL Transamerica Money Market subaccount, holding assets for the Contracts during the accumulation period are average annual total return quotations for the one, five and ten-year periods (or, while a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the separate account, and for the period from the date any subaccount investing in an underlying portfolio commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equal the initial amount invested to the ending redeemable value, adjusted to reflect current subaccount charges, according to the following formula:

P(1 + T)n = ERV

Where:	P	=	a hypothetical initial payment of $1,000
	T	=	average annual total return
	n	=	number of years
	ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period.

For purposes of the total return quotations for all of the subaccounts, except the WRL Transamerica Money Market subaccount, the

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calculations take into account all current fees that are charged under the Contract to all owner accounts during the accumulation period except the 0.35% for the optional Additional Earnings Rider. Such fees include the mortality and expense risk charge, the administrative charge and the $30 annual Contract charge, calculated on the basis of an anticipated average Contract size of $10,000, which translates into a charge of 0.30%. The calculations do not reflect any deduction for premium taxes or any transfer charge that may be applicable to a particular Contract. In addition, the standardized average annual total returns of the WRL subaccounts reflect the performance of the Initial Class of shares for each underlying portfolios for the period from the Subaccount Inception Date to December 31, 2002, adjusted to deduct the 12b-1 fee for the Service Class shares of 0.25%.

Other Performance Data

We may present the total return data stated in the prospectus on a non-standard basis. This means that the data will not be reduced by all the fees and charges under the Contract and that the data may be presented for different time periods and for different premium payment amounts. Non-standard performance data will only be disclosed if standard performance data for the required periods is also disclosed.

We may also disclose cumulative total returns and average annual compound rates of return (T) for the subaccounts based on the inception date of the subaccounts investing in the underlying portfolios. We calculate cumulative total returns according to the following formula:

(1 + T)n — 1

Where:	T and n are the same values as above

In addition, we may present historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

For instance, we may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge of 1.25%, the administrative charge of 0.40%, and the $30 annual Contract charge (based on an average anticipated Contract size of $10,000, the annual Contract charge translates into a charge of 0.30%). Such data may or may not assume a complete surrender of the Contract at the end of the period. The charge for the optional Additional Earnings Rider of 0.35% of annuity value will not be deducted.

Advertising and Sales Literature

From time to time we may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are: (1) the selection of individual investments has little impact on portfolio performance, (2) market timing strategies seldom work, (3) markets are efficient, and (4) portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that may provide a higher return with the same risk or the same return with lower risk.

When presenting the asset allocation process we may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. We may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by us to be appropriate. We may also provide an historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. We may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. We may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, we may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of premium payments made on a “before tax” basis through a tax-qualified plan with those made on an “after tax” basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of premium payments.

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As described in the prospectus, in general, an owner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Contract will benefit from tax deferral during the accumulation period, as the annuity value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, we may use narrative, numerical or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. A.M. Best’s and Moody’s ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Standard & Poor’s and Fitch Ratings provide ratings which measure the claims-paying ability of insurance companies. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance contracts in accordance with their terms. Claims-paying ability ratings do not refer to an insurer’s ability to meet non-contract obligations such as debt or commercial paper obligations. These ratings do not apply to the separate account, its subaccounts, the funds or their portfolios, or to their performance.

ADMINISTRATION

Western Reserve performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Western Reserve at (1) 570 Carillon Parkway, St. Petersburg, Florida 33716-1202; (2) 400 West Market Street, Louisville, Kentucky 40202; (3) 4800 140th Avenue North, Clearwater, Florida 33762-3800; and (4) 1285 Starkey Road, Largo, Florida 33773. As presently required by the 1940 Act and regulations promulgated thereunder, Western Reserve will mail to all Contract owners at their last known address of record, at least annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. Contract owners will also receive confirmation of each financial transaction including: premium payments, transfers, partial surrenders, and a complete surrender, and any other reports required by law or regulation.

DISTRIBUTION OF THE CONTRACTS

AFSG Securities Corporation (“AFSG”), an affiliate of Western Reserve, is the principal underwriter of the Contracts. AFSG is located at 4333 Edgewood Rd., N.E., Cedar Rapids, Iowa 52499. AFSG is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the “NASD”). AFSG will not be compensated for its services as principal underwriter of the Contracts.

AFSG will receive the 12b-1 fees assessed against the fund shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the funds held for the Contracts as compensation for providing certain recordkeeping services.

The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG, including InterSecurities, Inc., World Group Securities, Inc., Transamerica Capital, Inc. and Transamerica Financial Advisors, Inc., all affiliates of Western Reserve. We will generally pay broker/dealers sales commissions in an amount equal to 1% of first-year premium payments. In addition, broker/dealers may receive commissions on an ongoing basis of up to 1% of the annuity value (excluding the fixed account in each Contract year, starting with the second Contract year, provided the Contract has an annuity value of $25,000 or more in the subaccounts. In addition, broker/dealers may receive bonuses based on production and persistency. These commissions are not deducted from premium payments. Subject to applicable federal and state laws and regulations, we may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

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We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on sales of the Contracts, including other sales incentives, are not directly charged to Contract owners or the separate account.

During fiscal years 2002, 2001 and 2000, the amounts paid to AFSG in connection with all contracts sold through the separate account were $72,075,590, $56,595,212 and $113,821,344, respectively. No amounts were retained by AFSG.

We offer the Contracts on a continuous basis. We anticipate continuing the offering of the Contracts. However, we reserve the right to discontinue the offering at any time.

OTHER PRODUCTS

Western Reserve makes other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The assets of the separate account are held by Western Reserve. The assets of the separate account are kept physically segregated and held apart from our general account and any other separate account. Western Reserve maintains records of all purchases and redemptions for the separate account. Additional protection for the assets of the separate account is provided by a blanket bond issued to AEGON USA, Inc. (“AEGON USA”) in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage to a limit of $10 million.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP has provided advice on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts. All matters of Ohio law pertaining to the Contracts, including the validity of the Contracts and Western Reserve’s right to issue the Contracts under Ohio insurance law, have been passed upon by Thomas E. Pierpan, Esq., Senior Vice President, General Counsel and Assistant Secretary of Western Reserve.

INDEPENDENT AUDITORS

The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to the separate account and Western Reserve for the year ended December 31, 2002. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of an owner’s interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Western Reserve’s financial statements, which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial statements for Western Reserve as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 have been prepared on the basis of statutory accounting principles, rather than accounting principles generally accepted in the United States.

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Report of Independent Auditors

The Board of Directors and Contract Owners

  of the WRL Series Annuity Account
Western Reserve Life Assurance Company of Ohio

We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the WRL Series Annuity Account (the “Separate Account,” a separate account of Western Reserve Life Assurance Co. of Ohio) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2002, by correspondence with the mutual fund’s transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the WRL Series Annuity Account at December 31, 2002, and the results of their operations and changes in net assets for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.

Des Moines, Iowa
January 31, 2003

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2002

(all amounts except per unit amounts in thousands)

					WRL
	WRL	WRL	WRL	WRL	LKCM
	Transamerica	AEGON	Janus	Janus	Strategic
	Money Market	Bond	Growth	Global	Total Return
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets:

Investment in securities:

Number of shares	425,383	20,533	25,609	29,034	19,139

Cost	$425,383	$246,390	$1,489,343	$587,507	$300,395

Investment, at net asset value	$425,383	$260,355	$585,926	$382,081	$239,232

Dividend receivable	13	0	0	0	0

Transfers receivable from depositor	5,181	296	16	35	92

Total assets	430,577	260,651	585,942	382,116	239,324

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	(575)	(23)	(449)	(5,353)	(457)

Total liabilities	(575)	(23)	(449)	(5,353)	(457)

Net assets	$430,002	$260,628	$585,493	$376,763	$238,867

Net Assets Consists of:

Contract owners’ equity:

Class A	$71,723	$52,173	$217,230	$107,242	$67,379

Class B	302,991	194,524	361,592	268,141	166,801

Class C	53,253	12,464	6,060	1,172	4,333

Class D	2,035	1,467	596	208	303

Depositor’s equity:

Class A	0	0	0	0	0

Class B	0	0	15	0	30

Class C	0	0	0	0	0

Class D	0	0	0	0	21

Net assets applicable to units outstanding	$430,002	$260,628	$585,493	$376,763	$238,867

Contract owners’ units:

Class A	4,471	2,034	6,397	4,525	3,727

Class B	22,772	11,128	22,246	11,483	9,361

Class C	4,968	994	1,636	229	523

Class D	190	117	161	41	36

Depositor’s units:

Class A	0	0	0	0	0

Class B	0	0	1	0	2

Class C	0	0	0	0	0

Class D	0	0	0	0	3

Total units outstanding:

Class A	4,471	2,034	6,397	4,525	3,727

Class B	22,772	11,128	22,247	11,483	9,363

Class C	4,968	994	1,636	229	523

Class D	190	117	161	41	39

Accumulation unit value:

Class A	$16.04	$25.65	$33.96	$23.70	$18.08

Class B	13.31	17.48	16.25	23.35	17.82

Class C	10.72	12.54	3.70	5.11	8.28

Class D	10.70	12.51	3.70	5.10	8.26

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2002

(all amounts except per unit amounts in thousands)

	WRL	WRL	WRL	WRL	WRL
	Van Kampen	Alger	Federated	Transamerica	PBHG/NWQ
	Emerging	Aggressive	Growth &	Value	Value
	Growth	Growth	Income	Balanced	Select
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets:

Investment in securities:

Number of shares	25,227	18,593	19,075	17,449	7,349

Cost	$773,573	$472,568	$283,377	$227,542	$101,393

Investment, at net asset value	$327,948	$199,313	$273,722	$186,009	$85,474

Dividend receivable	0	0	0	0	0

Transfers receivable from depositor	1	3	102	141	20

Total assets	327,949	199,316	273,824	186,150	85,494

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	(263)	(211)	(434)	(338)	(161)

Total liabilities	(263)	(211)	(434)	(338)	(161)

Net assets	$327,686	$199,105	$273,390	$185,812	$85,333

Net Assets Consists of:

Contract owners’ equity:

Class A	$79,435	$32,595	$49,332	$38,915	$19,458

Class B	243,233	163,239	205,794	141,838	59,974

Class C	4,574	2,777	17,101	4,756	5,518

Class D	444	494	1,163	303	383

Depositor’s equity:

Class A	0	0	0	0	0

Class B	0	0	0	0	0

Class C	0	0	0	0	0

Class D	0	0	0	0	0

Net assets applicable to units outstanding	$327,686	$199,105	$273,390	$185,812	$85,333

Contract owners’ units:

Class A	3,300	2,053	2,225	2,538	1,498

Class B	10,253	10,419	9,403	9,361	4,664

Class C	1,007	661	1,180	487	572

Class D	98	118	80	31	40

Depositor’s units:

Class A	0	0	0	0	0

Class B	0	0	0	0	0

Class C	0	0	0	0	0

Class D	0	0	0	0	0

Total units outstanding:

Class A	3,300	2,053	2,225	2,538	1,498

Class B	10,253	10,419	9,403	9,361	4,664

Class C	1,007	661	1,180	487	572

Class D	98	118	80	31	40

Accumulation unit value:

Class A	$24.07	$15.87	$22.17	$15.34	$12.99

Class B	23.72	15.67	21.89	15.15	12.86

Class C	4.54	4.20	14.49	9.77	9.64

Class D	4.53	4.19	14.46	9.75	9.62

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2002

(all amounts except per unit amounts in thousands)

	WRL			WRL
	American	WRL	WRL	Clarion	WRL
	Century	GE	Third Avenue	Real Estate	Marsico
	International	U.S. Equity	Value	Securities	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets:

Investment in securities:

Number of shares	3,254	8,458	10,508	5,924	3,422

Cost	$22,641	$125,712	$147,450	$69,400	$25,758

Investment, at net asset value	$19,558	$91,267	$130,193	$67,593	$22,995

Dividend receivable	0	0	0	0	0

Transfers receivable from depositor	6	151	51	76	2

Total assets	19,564	91,418	130,244	67,669	22,997

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	(1)	(55)	(176)	(43)	(57)

Total liabilities	(1)	(55)	(176)	(43)	(57)

Net assets	$19,563	$91,363	$130,068	$67,626	$22,940

Net Assets Consists of:

Contract owners’ equity:

Class A	$2,665	$17,125	$26,197	$10,293	$5,190

Class B	15,428	71,147	93,226	52,519	13,770

Class C	1,333	2,255	10,130	4,399	3,455

Class D	109	818	515	415	184

Depositor’s equity:

Class A	0	0	0	0	148

Class B	0	0	0	0	163

Class C	14	0	0	0	15

Class D	14	18	0	0	15

Net assets applicable to units outstanding	$19,563	$91,363	$130,068	$67,626	$22,940

Contract owners’ units:

Class A	369	1,378	2,041	894	790

Class B	2,158	5,775	7,317	4,593	2,110

Class C	245	313	787	298	577

Class D	20	113	40	28	30

Depositor’s units:

Class A	0	0	0	0	23

Class B	0	0	0	0	25

Class C	3	0	0	0	3

Class D	3	3	0	0	3

Total units outstanding:

Class A	369	1,378	2,041	894	813

Class B	2,158	5,775	7,317	4,593	2,135

Class C	248	313	787	298	580

Class D	23	116	40	28	33

Accumulation unit value:

Class A	$7.21	$12.43	$12.84	$11.51	$6.56

Class B	7.15	12.32	12.74	11.43	6.53

Class C	5.44	7.20	12.88	14.78	5.98

Class D	5.43	7.19	12.85	14.75	5.97

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2002

(all amounts except per unit amounts in thousands)

		WRL	WRL
	WRL	T. Rowe	T. Rowe	WRL	WRL
	Munder	Price	Price	Salomon	PBHG
	Net50	Dividend Growth	Small Cap	All Cap	Mid Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets:

Investment in securities:

Number of shares	2,231	4,088	3,637	12,419	5,969

Cost	$12,651	$37,756	$34,962	$160,199	$53,388

Investment, at net asset value	$11,086	$31,923	$28,989	$120,463	$41,246

Dividend receivable	0	0	0	0	0

Transfers receivable from depositor	78	0	13	2	0

Total assets	11,164	31,923	29,002	120,465	41,246

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	(72)	(78)	(30)	(195)	(62)

Total liabilities	(72)	(78)	(30)	(195)	(62)

Net assets	$11,092	$31,845	$28,972	$120,270	$41,184

Net Assets Consists of:

Contract owners’ equity:

Class A	$1,962	$5,416	$6,290	$19,926	$4,234

Class B	8,136	22,958	18,821	93,403	35,191

Class C	958	3,014	3,604	6,173	1,531

Class D	36	79	241	768	228

Depositor’s equity:

Class A	0	170	0	0	0

Class B	0	188	0	0	0

Class C	0	0	0	0	0

Class D	0	20	16	0	0

Net assets applicable to units outstanding	$11,092	$31,845	$28,972	$120,270	$41,184

Contract owners’ units:

Class A	382	716	792	1,985	634

Class B	1,593	3,054	2,383	9,358	5,299

Class C	201	375	552	681	338

Class D	8	9	37	85	51

Depositor’s units:

Class A	0	23	0	0	0

Class B	0	25	0	0	0

Class C	0	0	0	0	0

Class D	0	3	3	0	0

Total units outstanding:

Class A	382	739	792	1,985	634

Class B	1,593	3,079	2,383	9,358	5,299

Class C	201	375	552	681	338

Class D	8	12	40	85	51

Accumulation unit value:

Class A	$5.14	$7.56	$7.94	$10.04	$6.68

Class B	5.11	7.52	7.90	9.98	6.64

Class C	4.76	8.04	6.52	9.06	4.53

Class D	4.74	8.02	6.51	9.04	4.52
See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2002

(all amounts except per unit amounts in thousands)

		WRL	WRL	WRL	WRL
	WRL	Value Line	Great	Great	Great
	Dreyfus	Aggressive	Companies -	Companies -	Companies -
	Mid Cap	Growth	AmericaSM	TechnologySM	Global[2]
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets:

Investment in securities:

Number of shares	4,013	852	15,865	6,579	2,695

Cost	$45,865	$5,996	$165,174	$23,929	$17,727

Investment, at net asset value	$39,523	$5,309	$125,019	$17,304	$15,011

Dividend receivable	0	0	0	0	0

Transfers receivable from depositor	13	1	302	825	2

Total assets	39,536	5,310	125,321	18,129	15,013

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	(9)	(59)	(44)	(14)	(29)

Total liabilities	(9)	(59)	(44)	(14)	(29)

Net assets	$39,527	$5,251	$125,277	$18,115	$14,984

Net Assets Consists of:

Contract owners’ equity:

Class A	$4,832	$331	$13,006	$1,467	$1,156

Class B	30,894	4,277	92,046	13,646	10,391

Class C	3,561	439	19,189	2,758	3,061

Class D	216	39	826	175	147

Depositor’s equity:

Class A	0	120	153	51	102

Class B	0	15	19	6	101

Class C	0	15	19	6	13

Class D	24	15	19	6	13

Net assets applicable to units outstanding	$39,527	$5,251	$125,277	$18,115	$14,984

Contract owners’ units:

Class A	498	55	1,697	577	213

Class B	3,205	712	12,058	5,387	1,925

Class C	375	73	2,530	1,096	570

Class D	22	6	109	69	27

Depositor’s units:

Class A	0	20	20	20	19

Class B	0	3	3	3	19

Class C	0	3	3	3	3

Class D	3	3	3	3	3

Total units outstanding:

Class A	498	75	1,717	597	232

Class B	3,205	715	12,061	5,390	1,944

Class C	375	76	2,533	1,099	573

Class D	25	9	112	72	30

Accumulation unit value:

Class A	$9.69	$6.02	$7.66	$2.54	$5.41

Class B	9.64	6.00	7.63	2.53	5.40

Class C	9.48	5.96	7.58	2.52	5.36

Class D	9.46	5.94	7.55	2.51	5.34

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2002

(all amounts except per unit amounts in thousands)

	WRL	WRL	WRL	WRL	WRL
	Gabelli	LKCM	Conservative	Moderate	Moderately
	Global	Capital	Asset	Asset	Aggressive Asset
	Growth	Growth	Allocation	Allocation	Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets:

Investment in securities:

Number of shares	7,332	1,268	6,065	13,723	13,350

Cost	$55,937	$5,499	$54,662	$122,010	$115,503

Investment, at net asset value	$49,929	$3,830	$55,132	$120,899	$113,738

Dividend receivable	0	0	0	0	0

Transfers receivable from depositor	6	2	620	999	1,002

Total assets	49,935	3,832	55,752	121,898	114,740

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	(150)	0	(114)	0	0

Total liabilities	(150)	0	(114)	0	0

Net assets	$49,785	$3,832	$55,638	$121,898	$114,740

Net Assets Consists of:

Contract owners’ equity:

Class A	$7,208	$262	$10,401	$15,133	$13,265

Class B	37,391	2,250	26,885	76,698	76,251

Class C	4,589	1,113	12,844	25,772	20,224

Class D	316	59	5,418	4,207	4,863

Depositor’s equity:

Class A	125	37	23	22	21

Class B	124	37	23	22	74

Class C	16	37	22	22	21

Class D	16	37	22	22	21

Net assets applicable to units outstanding	$49,785	$3,832	$55,638	$121,898	$114,740

Contract owners’ units:

Class A	1,084	87	1,153	1,732	1,570

Class B	5,644	756	2,985	8,788	9,034

Class C	696	376	1,428	2,957	2,400

Class D	47	20	603	483	577

Depositor’s units:

Class A	19	13	3	3	3

Class B	19	13	3	3	9

Class C	3	13	3	3	3

Class D	3	13	3	3	3

Total units outstanding:

Class A	1,103	100	1,156	1,735	1,573

Class B	5,663	769	2,988	8,791	9,043

Class C	699	389	1,431	2,960	2,403

Class D	50	33	606	486	580

Accumulation unit value:

Class A	$6.65	$2.98	$9.01	$8.74	$8.45

Class B	6.62	2.97	9.00	8.73	8.44

Class C	6.59	2.96	8.99	8.71	8.43

Class D	6.56	2.95	8.98	8.70	8.42

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2002

(all amounts except per unit amounts in thousands)

	WRL	WRL		WRL
	Aggressive	PIMCO	WRL	Transamerica	WRL
	Asset	Total	Janus	Convertible	Transamerica
	Allocation	Return	Balanced	Securities	Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets:

Investment in securities:

Number of shares	4,742	4,910	1,988	327	1,961

Cost	$39,779	$50,148	$18,920	$3,040	$27,564

Investment, at net asset value	$38,739	$52,142	$18,865	$3,052	$26,941

Dividend receivable	0	0	0	0	0

Transfers receivable from depositor	401	87	79	7	105

Total assets	39,140	52,229	18,944	3,059	27,046

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	(27)	(121)	(31)	0	(36)

Total liabilities	(27)	(121)	(31)	0	(36)

Net assets	$39,113	$52,108	$18,913	$3,059	$27,010

Net Assets Consists of:

Contract owners’ equity:

Class A	$3,351	$10,915	$4,068	$482	$8,317

Class B	25,447	33,875	11,467	1,888	14,441

Class C	9,205	6,355	2,819	578	3,935

Class D	1,030	859	465	19	233

Depositor’s equity:

Class A	20	26	24	23	21

Class B	20	26	24	23	21

Class C	20	26	23	23	21

Class D	20	26	23	23	21

Net assets applicable to units outstanding	$39,113	$52,108	$18,913	$3,059	$27,010

Contract owners’ units:

Class A	413	1,036	432	52	977

Class B	3,144	3,219	1,219	204	1,698

Class C	1,139	604	300	62	463

Class D	127	81	49	2	27

Depositor’s units:

Class A	3	3	3	3	3

Class B	3	3	3	3	3

Class C	3	3	3	3	3

Class D	3	3	3	3	3

Total units outstanding:

Class A	416	1,039	435	55	980

Class B	3,147	3,222	1,222	207	1,701

Class C	1,142	607	303	65	466

Class D	130	84	52	5	30

Accumulation unit value:

Class A	$8.10	$10.53	$9.41	$9.24	$8.51

Class B	8.09	10.52	9.40	9.23	8.50

Class C	8.08	10.50	9.39	9.22	8.49

Class D	8.07	10.49	9.38	9.21	8.48

See accompanying notes

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2002

(all amounts except per unit amounts in thousands)

	WRL	WRL	WRL	WRL	WRL
	Transamerica	Capital	Transamerica	J.P. Morgan	Capital
	Growth	Guardian	U.S. Government	Enhanced	Guardian
	Opportunities	Value	Securities	Index	U.S. Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Assets:

Investment in securities:

Number of shares	407	924	1,274	371	1,006

Cost	$4,005	$12,506	$15,344	$3,780	$7,510

Investment, at net asset value	$3,899	$12,150	$15,695	$3,687	$7,432

Dividend receivable	0	0	0	0	0

Transfers receivable from depositor	3	4	175	28	0

Total assets	3,902	12,154	15,870	3,715	7,432

Liabilities:

Accrued expenses	0	0	0	0	0

Transfers payable to depositor	0	(20)	0	0	(21)

Total liabilities	0	(20)	0	0	(21)

Net assets	$3,902	$12,134	$15,870	$3,715	$7,411

Net Assets Consists of:

Contract owners’ equity:

Class A	$351	$2,872	$1,770	$633	$1,965

Class B	2,681	5,782	11,358	2,351	4,600

Class C	718	2,845	2,355	646	694

Class D	72	555	283	5	72

Depositor’s equity:

Class A	20	20	26	20	20

Class B	20	20	26	20	20

Class C	20	20	26	20	20

Class D	20	20	26	20	20

Net assets applicable to units outstanding	$3,902	$12,134	$15,870	$3,715	$7,411

Contract owners’ units:

Class A	44	363	169	78	245

Class B	339	733	1,089	290	574

Class C	90	361	225	79	86

Class D	9	70	27	0	9

Depositor’s units:

Class A	3	3	3	3	3

Class B	3	3	3	3	3

Class C	3	3	3	3	3

Class D	3	3	3	3	3

Total units outstanding:

Class A	47	366	172	81	248

Class B	342	736	1,092	293	577

Class C	93	364	228	82	89

Class D	12	73	30	3	12

Accumulation unit value:

Class A	$7.90	$7.89	$10.44	$8.10	$8.02

Class B	7.89	7.88	10.43	8.09	8.01

Class C	7.88	7.87	10.41	8.07	8.00

Class D	7.87	7.86	10.40	8.07	7.99

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2002

(all amounts except per unit amounts in thousands)

	Fidelity VIP Growth	Fidelity VIP	Fidelity VIP
	Opportunities	Contrafund®	Equity-Income
	Subaccount	Subaccount	Subaccount

Assets:

Investment in securities:

Number of shares	575	1,546	1,659

Cost	$7,828	$29,360	$34,996

Investment, at net asset value	$6,697	$27,753	$29,864

Dividend receivable	0	0	0

Transfers receivable from depositor	3	13	4

Total assets	6,700	27,766	29,868

Liabilities:

Accrued expenses	0	0	0

Transfers payable to depositor	(19)	(42)	(8)

Total liabilities	(19)	(42)	(8)

Net assets	$6,681	$27,724	$29,860

Net Assets Consists of:

Contract owners’ equity:

Class A	$726	$4,308	$6,738

Class B	5,015	20,468	19,240

Class C	850	2,646	3,809

Class D	34	230	52

Depositor’s equity:

Class A	14	18	0

Class B	14	18	0

Class C	14	18	0

Class D	14	18	21

Net assets applicable to units outstanding	$6,681	$27,724	$29,860

Contract owners’ units:

Class A	130	596	802

Class B	907	2,844	2,301

Class C	154	370	459

Class D	6	32	6

Depositor’s units:

Class A	3	3	0

Class B	3	3	0

Class C	3	3	0

Class D	3	3	3

Total units outstanding:

Class A	133	599	802

Class B	910	2,847	2,301

Class C	157	373	459

Class D	9	35	9

Accumulation unit value:

Class A	$5.55	$7.22	$8.40

Class B	5.53	7.20	8.36

Class C	5.49	7.15	8.31

Class D	5.47	7.12	8.27

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2002

(all amounts in thousands)

					WRL
	WRL	WRL	WRL	WRL	LKCM
	Transamerica	AEGON	Janus	Janus	Strategic
	Money Market	Bond	Growth	Global	Total Return
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Investment Income:

Dividend income	$5,697	$8,458	$0	$13,259	$8,473

Expenses:

Mortality and expense risk:

Class A	972	597	3,756	1,903	1,075

Class B	4,198	2,309	6,945	5,271	2,843

Class C	340	91	105	29	53

Class D	16	6	9	4	4

Total expenses	5,526	3,003	10,815	7,207	3,975

Net investment income (loss)	171	5,455	(10,815)	6,052	4,498

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	0	4,762	(207,238)	(279,510)	(13,251)

Realized gain distributions	0	0	0	0	0

Change in unrealized appreciation (depreciation)	0	7,147	(107,308)	102,844	(29,849)

Net gain (loss) on investment securities	0	11,909	(314,546)	(176,666)	(43,100)

Net increase (decrease) in net assets resulting from operations	$171	$17,364	$(325,361)	$(170,614)	$(38,602)

	WRL	WRL	WRL	WRL
	Van Kampen	Alger	Federated	Transamerica	WRL
	Emerging	Aggressive	Growth &	Value	PBHG/NWQ
	Growth	Growth	Income	Balanced	Value Select
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Investment Income:

Dividend income	$401	$0	$15,805	$6,959	$2,051

Expenses:

Mortality and expense risk:

Class A	1,463	606	598	551	315

Class B	4,906	3,292	2,930	2,146	1,012

Class C	72	42	160	51	46

Class D	8	6	5	2	2

Total expenses	6,449	3,946	3,693	2,750	1,375

Net investment income (loss)	(6,048)	(3,946)	12,112	4,209	676

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(309,104)	(77,251)	9,684	(15,804)	158

Realized gain distributions	0	0	3,273	6,277	1,351

Change in unrealized appreciation (depreciation)	115,944	(46,867)	(30,090)	(33,207)	(19,882)

Net gain (loss) on investment securities	(193,160)	(124,118)	(17,133)	(42,734)	(18,373)

Net increase (decrease) in net assets resulting from operations	$(199,208)	$(128,064)	$(5,021)	$(38,525)	$(17,697)

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2002

(all amounts in thousands)

	WRL		WRL	WRL
	American	WRL	Third	Clarion	WRL
	Century	GE	Avenue	Real Estate	Marsico
	International	U.S. Equity	Value	Securities	Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Investment Income:

Dividend income	$65	$496	$2,441	$1,099	$22

Expenses:

Mortality and expense risk:

Class A	42	310	367	105	58

Class B	242	1,241	1,440	630	231

Class C	16	31	87	35	24

Class D	2	12	3	4	2

Total expenses	302	1,594	1,897	774	315

Net investment income (loss)	(237)	(1,098)	544	325	(293)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(3,525)	(12,376)	(138)	1,488	(6,540)

Realized gain distributions	0	0	1,719	72	0

Change in unrealized appreciation (depreciation)	(1,119)	(15,197)	(24,275)	(3,408)	(1,065)

Net gain (loss) on investment securities	(4,644)	(27,573)	(22,694)	(1,848)	(7,605)

Net increase (decrease) in net assets resulting from operations	$(4,881)	$(28,671)	$(22,150)	$(1,523)	$(7,898)

		WRL	WRL
	WRL	T. Rowe	T. Rowe	WRL	WRL
	Munder	Price	Price	Salomon	PBHG
	Net50	Dividend Growth	Small Cap	All Cap	Mid Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Investment Income:

Dividend income	$0	$166	$0	$1,531	$0

Expenses:

Mortality and expense risk:

Class A	9	85	87	354	79

Class B	75	359	288	1,713	705

Class C	5	34	29	82	26

Class D	1	1	1	9	4

Total expenses	90	479	405	2,158	814

Net investment income (loss)	(90)	(313)	(405)	(627)	(814)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(4,027)	(1,796)	(3,969)	(13,126)	(58,153)

Realized gain distributions	0	0	0	266	0

Change in unrealized appreciation (depreciation)	13	(6,153)	(6,171)	(37,015)	37,082

Net gain (loss) on investment securities	(4,014)	(7,949)	(10,140)	(49,875)	(21,071)

Net increase (decrease) in net assets resulting from operations	$(4,104)	$(8,262)	$(10,545)	$(50,502)	$(21,885)

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2002

(all amounts in thousands)

		WRL	WRL	WRL	WRL
	WRL	Value Line	Great	Great	Great
	Dreyfus	Aggressive	Companies -	Companies -	Companies -
	Mid Cap	Growth	AmericaSM	TechnologySM	Global[2]
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Investment Income:

Dividend income	$17	$0	$309	$0	$7

Expenses:

Mortality and expense risk:

Class A	74	8	200	26	20

Class B	462	65	1,375	226	150

Class C	37	4	273	33	31

Class D	1	1	7	2	1

Total expenses	574	78	1,855	287	202

Net investment income (loss)	(557)	(78)	(1,546)	(287)	(195)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(2,333)	(1,029)	(17,295)	(12,853)	(1,262)

Realized gain distributions	0	0	0	0	0

Change in unrealized appreciation (depreciation)	(5,807)	(442)	(15,302)	2,389	(2,435)

Net gain (loss) on investment securities	(8,140)	(1,471)	(32,597)	(10,464)	(3,697)

Net increase (decrease) in net assets resulting from operations	$(8,697)	$(1,549)	$(34,143)	$(10,751)	$(3,892)

	WRL	WRL	WRL	WRL
	Gabelli	LKCM	Conservative	Moderate
	Global	Capital	Asset	Asset
	Growth	Growth	Allocation	Allocation
	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)

Investment Income:

Dividend income	$199	$0	$0	$0

Expenses:

Mortality and expense risk:

Class A	88	9	52	64

Class B	564	48	128	331

Class C	54	8	43	92

Class D	3	1	24	17

Total expenses	709	66	247	504

Net investment income (loss)	(510)	(66)	(247)	(504)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(3,051)	(2,866)	(446)	(421)

Realized gain distributions	0	0	0	0

Change in unrealized appreciation (depreciation)	(6,280)	(1,351)	470	(1,111)

Net gain (loss) on investment securities	(9,331)	(4,217)	24	(1,532)

Net increase (decrease) in net assets resulting from operations	$(9,841)	$(4,283)	$(223)	$(2,036)

[Additional columns below]

[Continued from above table, first column(s) repeated]

WRL
Moderately
Aggressive
Asset
Allocation
Subaccount(1)

Investment Income:

Dividend income	$0

Expenses:

Mortality and expense risk:

Class A	57

Class B	319

Class C	79

Class D	17

Total expenses	472

Net investment income (loss)	(472)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(449)

Realized gain distributions	0

Change in unrealized appreciation (depreciation)	(1,765)

Net gain (loss) on investment securities	(2,214)

Net increase (decrease) in net assets resulting from operations	$(2,686)

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2002

(all amounts in thousands)

	WRL	WRL
	Aggressive	PIMCO	WRL
	Asset	Total	Janus
	Allocation	Return	Balanced
	Subaccount(1)	Subaccount(1)	Subaccount(1)

Investment Income:

Dividend income	$0	$0	$0

Expenses:

Mortality and expense risk:

Class A	13	57	16

Class B	109	180	49

Class C	35	32	11

Class D	4	3	2

Total expenses	161	272	78

Net investment income (loss)	(161)	(272)	(78)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(326)	102	(284)

Realized gain distributions	0	0	0

Change in unrealized appreciation (depreciation)	(1,040)	1,994	(55)

Net gain (loss) on investment securities	(1,366)	2,096	(339)

Net increase (decrease) in net assets resulting from operations	$(1,527)	$1,824	$(417)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	WRL
	Transamerica	WRL
	Convertible	Transamerica
	Securities	Equity
	Subaccount(1)	Subaccount(1)

Investment Income:

Dividend income	$0	$0

Expenses:

Mortality and expense risk:

Class A	3	40

Class B	9	59

Class C	4	15

Class D	0	1

Total expenses	16	115

Net investment income (loss)	(16)	(115)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(75)	(220)

Realized gain distributions	0	0

Change in unrealized appreciation (depreciation)	12	(623)

Net gain (loss) on investment securities	(63)	(843)

Net increase (decrease) in net assets resulting from operations	$(79)	$(958)

	WRL	WRL	WRL
	Transamerica	Capital	Transamerica
	Growth	Guardian	U.S. Government
	Opportunities	Value	Securities
	Subaccount(1)	Subaccount(1)	Subaccount(1)

Investment Income:

Dividend income	$0	$173	$185

Expenses:

Mortality and expense risk:

Class A	2	14	8

Class B	13	23	61

Class C	3	11	9

Class D	1	4	1

Total expenses	19	52	79

Net investment income (loss)	(19)	121	106

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(98)	(124)	(40)

Realized gain distributions	0	0	0

Change in unrealized appreciation (depreciation)	(106)	(356)	351

Net gain (loss) on investment securities	(204)	(480)	311

Net increase (decrease) in net assets resulting from operations	$(223)	$(359)	$417

[Additional columns below]

[Continued from above table, first column(s) repeated]

	WRL	WRL
	J.P. Morgan	Capital
	Enhanced	Guardian
	Index	U.S. Equity
	Subaccount(1)	Subaccount(1)

Investment Income:

Dividend income	$6	$11

Expenses:

Mortality and expense risk:

Class A	2	11

Class B	11	17

Class C	3	2

Class D	0	1

Total expenses	16	31

Net investment income (loss)	(10)	(20)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(76)	(148)

Realized gain distributions	0	0

Change in unrealized appreciation (depreciation)	(93)	(78)

Net gain (loss) on investment securities	(169)	(226)

Net increase (decrease) in net assets resulting from operations	$(179)	$(246)

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2002

(all amounts in thousands)

	Fidelity VIP
	Growth	Fidelity VIP	Fidelity VIP
	Opportunities	Contrafund®	Equity-Income
	Subaccount	Subaccount	Subaccount

Investment Income:

Dividend income	$49	$117	$459

Expenses:

Mortality and expense risk:

Class A	10	51	92

Class B	68	262	298

Class C	7	20	38

Class D	1	2	1

Total expenses	86	335	429

Net investment income (loss)	(37)	(218)	30

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(831)	(1,803)	(2,315)

Realized gain distributions	0	0	570

Change in unrealized appreciation (depreciation)	(797)	(855)	(5,230)

Net gain (loss) on investment securities	(1,628)	(2,658)	(6,975)

Net increase (decrease) in net assets resulting from operations	$(1,665)	$(2,876)	$(6,945)

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL		WRL		WRL
	Transamerica		AEGON		Janus
	Money Market		Bond		Growth
	Subaccount		Subaccount		Subaccount

	December 31,		December 31,		December 31,

	2002	2001	2002	2001	2002	2001

Operations:

Net investment income (loss)	$171	$8,212	$5,455	$(1,179)	$(10,815)	$(18,422)

Net gain (loss) on investment securities	0	0	11,909	9,636	(314,546)	(526,471)

Net increase (decrease) in net assets resulting from operations	171	8,212	17,364	8,457	(325,361)	(544,893)

Capital Unit Transactions:

Proceeds from units sold (transferred)	186,880	221,465	76,393	105,025	(106,050)	(84,305)

Less cost of units redeemed:

Administrative charges	198	137	137	85	1,020	1,219

Policy loans	96	208	34	0	77	186

Surrender benefits	139,871	105,775	35,767	20,860	92,850	136,004

Death benefits	3,818	2,951	2,762	980	8,856	7,362

	143,983	109,071	38,700	21,925	102,803	144,771

Increase (decrease) in net assets from capital unit transactions	42,897	112,394	37,693	83,100	(208,853)	(229,076)

Net increase (decrease) in net assets	43,068	120,606	55,057	91,557	(534,214)	(773,969)

Depositor’s equity contribution (net redemptions)	0	(27)	0	(28)	(10)	(4)

Net Assets:

Beginning of year	386,934	266,355	205,571	114,042	1,119,717	1,893,690

End of year	$430,002	$386,934	$260,628	$205,571	$585,493	$1,119,717

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

			WRL
	WRL		LKCM		WRL
	Janus		Strategic		Van Kampen
	Global		Total Return		Emerging Growth
	Subaccount		Subaccount		Subaccount

	December 31,		December 31,		December 31,

	2002	2001	2002	2001	2002	2001

Operations:

Net investment income (loss)	$6,052	$(4,353)	$4,498	$(3,506)	$(6,048)	$(10,562)

Net gain (loss) on investment securities	(176,666)	(271,562)	(43,100)	(13,973)	(193,160)	(385,680)

Net increase (decrease) in net assets resulting from operations	(170,614)	(275,915)	(38,602)	(17,479)	(199,208)	(396,242)

Capital Unit Transactions:

Proceeds from units sold (transferred)	(97,501)	(141,612)	(27,381)	(39,959)	(59,067)	(87,975)

Less cost of units redeemed:

Administrative charges	626	759	232	232	597	733

Policy loans	0	55	82	42	29	81

Surrender benefits	62,587	87,434	37,776	45,137	53,817	81,238

Death benefits	5,399	4,647	4,115	3,003	2,877	3,804

	68,612	92,895	42,205	48,414	57,320	85,856

Increase (decrease) in net assets from capital unit transactions	(166,113)	(234,507)	(69,586)	(88,373)	(116,387)	(173,831)

Net increase (decrease) in net assets	(336,727)	(510,422)	(108,188)	(105,852)	(315,595)	(570,073)

Depositor’s equity contribution (net redemptions)	(13)	(1)	(2)	(4)	(12)	(1)

Net Assets:

Beginning of year	713,503	1,223,926	347,057	452,913	643,293	1,213,367

End of year	$376,763	$713,503	$238,867	$347,057	$327,686	$643,293

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL		WRL		WRL
	Alger		Federated		Transamerica
	Aggressive Growth		Growth & Income		Value Balanced
	Subaccount		Subaccount		Subaccount

	December 31,		December 31,		December 31,

	2002	2001	2002	2001	2002	2001

Operations:

Net investment income (loss)	$(3,946)	$(6,274)	$12,112	$767	$4,209	$172

Net gain (loss) on investment securities	(124,118)	(100,017)	(17,133)	17,644	(42,734)	(374)

Net increase (decrease) in net assets resulting from operations	(128,064)	(106,291)	(5,021)	18,411	(38,525)	(202)

Capital Unit Transactions:

Proceeds from units sold (transferred)	(34,492)	(48,934)	97,588	125,567	66,005	39,162

Less cost of units redeemed:

Administrative charges	424	484	187	90	165	122

Policy loans	59	56	82	15	20	35

Surrender benefits	32,266	41,275	34,636	18,627	29,735	25,301

Death benefits	2,099	1,824	2,686	1,193	2,331	1,606

	34,848	43,639	37,591	19,925	32,251	27,064

Increase (decrease) in net assets from capital unit transactions	(69,340)	(92,573)	59,997	105,642	33,754	12,098

Net increase (decrease) in net assets	(197,404)	(198,864)	54,976	124,053	(4,771)	11,896

Depositor’s equity contribution (net redemptions)	(11)	(1)	0	(70)	0	(59)

Net Assets:

Beginning of year	396,520	595,385	218,414	94,431	190,583	178,746

End of year	$199,105	$396,520	$273,390	$218,414	$185,812	$190,583

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

			WRL
	WRL		American		WRL
	PBHG/NWQ		Century		GE
	Value Select		International		U.S. Equity
	Subaccount		Subaccount		Subaccount

	December 31,		December 31,		December 31,

	2002	2001	2002	2001	2002	2001

Operations:

Net investment income (loss)	$676	$(1,385)	$(237)	$474	$(1,098)	$(1,826)

Net gain (loss) on investment securities	(18,373)	(2,912)	(4,644)	(7,303)	(27,573)	(16,835)

Net increase (decrease) in net assets resulting from operations	(17,697)	(4,297)	(4,881)	(6,829)	(28,671)	(18,661)

Capital Unit Transactions:

Proceeds from units sold (transferred)	5,926	13,957	6,715	2,657	(4,421)	(2,750)

Less cost of units redeemed:

Administrative charges	82	75	19	17	88	89

Policy loans	10	19	3	1	34	11

Surrender benefits	11,808	12,067	3,274	2,391	14,186	12,338

Death benefits	940	685	185	98	1,020	1,050

	12,840	12,846	3,481	2,507	15,328	13,488

Increase (decrease) in net assets from capital unit transactions	(6,914)	1,111	3,234	150	(19,749)	(16,238)

Net increase (decrease) in net assets	(24,611)	(3,186)	(1,647)	(6,679)	(48,420)	(34,899)

Depositor’s equity contribution (net redemptions)	0	(60)	0	0	(10)	(1)

Net Assets:

Beginning of year	109,944	113,190	21,210	27,889	139,793	174,693

End of year	$85,333	$109,944	$19,563	$21,210	$91,363	$139,793

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

			WRL
	WRL		Clarion		WRL
	Third Avenue		Real Estate		Marsico
	Value		Securities		Growth
	Subaccount		Subaccount		Subaccount

	December 31,		December 31,		December 31,

	2002	2001	2002	2001	2002	2001

Operations:

Net investment income (loss)	$544	$(1,322)	$325	$289	$(293)	$(104)

Net gain (loss) on investment securities	(22,694)	4,391	(1,848)	1,463	(7,605)	(2,797)

Net increase (decrease) in net assets resulting from operations	(22,150)	3,069	(1,523)	1,752	(7,898)	(2,901)

Capital Unit Transactions:

Proceeds from units sold (transferred)	41,877	60,733	44,158	20,370	7,972	15,022

Less cost of units redeemed:

Administrative charges	99	55	40	12	13	9

Policy loans	32	18	14	42	8	6

Surrender benefits	15,587	11,134	6,535	2,529	2,078	1,731

Death benefits	1,279	718	607	56	110	52

	16,997	11,925	7,196	2,639	2,209	1,798

Increase (decrease) in net assets from capital unit transactions	24,880	48,808	36,962	17,731	5,763	13,224

Net increase (decrease) in net assets	2,730	51,877	35,439	19,483	(2,135)	10,323

Depositor’s equity contribution (net redemptions)	0	(73)	0	0	0	0

Net Assets:

Beginning of year	127,338	75,534	32,187	12,704	25,075	14,752

End of year	$130,068	$127,338	$67,626	$32,187	$22,940	$25,075

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

			WRL		WRL
	WRL		T. Rowe Price		T. Rowe Price
	Munder Net50		Dividend Growth		Small Cap
	Subaccount		Subaccount		Subaccount

	December 31,		December 31,		December 31,

	2002	2001	2002	2001	2002	2001

Operations:

Net investment income (loss)	$(90)	$(75)	$(313)	$(233)	$(405)	$(312)

Net gain (loss) on investment securities	(4,014)	(3,530)	(7,949)	(636)	(10,140)	(2,498)

Net increase (decrease) in net assets resulting from operations	(4,104)	(3,605)	(8,262)	(869)	(10,545)	(2,810)

Capital Unit Transactions:

Proceeds from units sold (transferred)	7,135	7,928	8,383	23,494	12,391	13,702

Less cost of units redeemed:

Administrative charges	5	4	18	10	21	12

Policy loans	0	1	7	3	2	3

Surrender benefits	651	1,084	3,306	2,427	2,782	1,739

Death benefits	21	72	290	77	253	181

	677	1,161	3,621	2,517	3,058	1,935

Increase (decrease) in net assets from capital unit transactions	6,458	6,767	4,762	20,977	9,333	11,767

Net increase (decrease) in net assets	2,354	3,162	(3,500)	20,108	(1,212)	8,957

Depositor’s equity contribution (net redemptions)	0	0	0	0	0	0

Net Assets:

Beginning of year	8,738	5,576	35,345	15,237	30,184	21,227

End of year	$11,092	$8,738	$31,845	$35,345	$28,972	$30,184

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL		WRL		WRL
	Salomon		PBHG		Dreyfus
	All Cap		Mid Cap Growth		Mid Cap
	Subaccount		Subaccount		Subaccount

	December 31,		December 31,		December 31,

	2002	2001	2002	2001	2002	2001

Operations:

Net investment income (loss)	$(627)	$566	$(814)	$(1,429)	$(557)	$(19)

Net gain (loss) on investment securities	(49,875)	(4,504)	(21,071)	(59,063)	(8,140)	(891)

Net increase (decrease) in net assets resulting from operations	(50,502)	(3,938)	(21,885)	(60,492)	(8,697)	(910)

Capital Unit Transactions:

Proceeds from units sold (transferred)	6,240	127,781	(12,539)	(8,960)	28,285	15,527

Less cost of units redeemed:

Administrative charges	113	71	82	91	27	8

Policy loans	107	2	29	18	2	3

Surrender benefits	13,974	11,551	5,965	8,766	4,933	1,776

Death benefits	704	553	327	673	94	112

	14,898	12,177	6,403	9,548	5,056	1,899

Increase (decrease) in net assets from capital unit transactions	(8,658)	115,604	(18,942)	(18,508)	23,229	13,628

Net increase (decrease) in net assets	(59,160)	111,666	(40,827)	(79,000)	14,532	12,718

Depositor’s equity contribution (net redemptions)	0	(62)	0	0	0	(561)

Net Assets:

Beginning of year	179,430	67,826	82,011	161,011	24,995	12,838

End of year	$120,270	$179,430	$41,184	$82,011	$39,527	$24,995

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

			WRL		WRL
	WRL		Great		Great
	Value Line		Companies -		Companies -
	Aggressive Growth		AmericaSM		TechnologySM
	Subaccount		Subaccount		Subaccount

	December 31,		December 31,		December 31,

	2002	2001	2002	2001	2002	2001

Operations:

Net investment income (loss)	$(78)	$(72)	$(1,546)	$(1,089)	$(287)	$(306)

Net gain (loss) on investment securities	(1,471)	(494)	(32,597)	(10,667)	(10,464)	(12,354)

Net increase (decrease) in net assets resulting from operations	(1,549)	(566)	(34,143)	(11,756)	(10,751)	(12,660)

Capital Unit Transactions:

Proceeds from units sold (transferred)	970	2,653	43,743	82,183	4,938	19,597

Less cost of units redeemed:

Administrative charges	4	3	132	38	18	9

Policy loans	0	0	13	28	0	1

Surrender benefits	562	280	14,363	12,368	1,878	2,206

Death benefits	24	10	2,067	710	300	109

	590	293	16,575	13,144	2,196	2,325

Increase (decrease) in net assets from capital unit transactions	380	2,360	27,168	69,039	2,742	17,272

Net increase (decrease) in net assets	(1,169)	1,794	(6,975)	57,283	(8,009)	4,612

Depositor’s equity contribution (net redemptions)	0	0	0	0	0	0

Net Assets:

Beginning of year	6,420	4,626	132,252	74,969	26,124	21,512

End of year	$5,251	$6,420	$125,277	$132,252	$18,115	$26,124

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL		WRL		WRL
	Great		Gabelli		LKCM
	Companies - Global[2]		Global Growth		Capital Growth
	Subaccount		Subaccount		Subaccount

	December 31,		December 31,		December 31,

	2002	2001	2002	2001	2002	2001

Operations:

Net investment income (loss)	$(195)	$(98)	$(510)	$(416)	$(66)	$(4)

Net gain (loss) on investment securities	(3,697)	(845)	(9,331)	(3,534)	(4,217)	(643)

Net increase (decrease) in net assets resulting from operations	(3,892)	(943)	(9,841)	(3,950)	(4,283)	(647)

Capital Unit Transactions:

Proceeds from units sold (transferred)	8,433	8,628	17,540	43,573	3,285	5,176

Less cost of units redeemed:

Administrative charges	10	3	38	13	3	1

Policy loans	2	4	22	11	0	0

Surrender benefits	1,125	334	6,062	2,069	440	49

Death benefits	98	33	135	45	1	0

	1,235	374	6,257	2,138	444	50

Increase (decrease) in net assets from capital unit transactions	7,198	8,254	11,283	41,435	2,841	5,126

Net increase (decrease) in net assets	3,306	7,311	1,442	37,485	(1,442)	4,479

Depositor’s equity contribution (net redemptions)	0	0	0	0	0	0

Net Assets:

Beginning of year	11,678	4,367	48,343	10,858	5,274	795

End of year	$14,984	$11,678	$49,785	$48,343	$3,832	$5,274

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL	WRL	WRL	WRL
	Conservative	Moderate	Moderately	Aggressive
	Asset	Asset	Aggressive Asset	Asset
	Allocation	Allocation	Allocation	Allocation
	Subaccount	Subaccount	Subaccount	Subaccount

	December 31,	December 31,	December 31,	December 31,

	2002(1)	2002(1)	2002(1)	2002(1)

Operations:

Net investment income (loss)	$(247)	$(504)	$(472)	$(161)

Net gain (loss) on investment securities	24	(1,532)	(2,214)	(1,366)

Net increase (decrease) in net assets resulting from operations	(223)	(2,036)	(2,686)	(1,527)

Capital Unit Transactions:

Proceeds from units sold (transferred)	58,167	126,614	119,569	41,018

Less cost of units redeemed:

Administrative charges	5	12	16	6

Policy loans	0	38	17	23

Surrender benefits	2,278	2,717	2,260	449

Death benefits	123	13	0	0

	2,406	2,780	2,293	478

Increase (decrease) in net assets from capital unit transactions	55,761	123,834	117,276	40,540

Net increase (decrease) in net assets	55,538	121,798	114,590	39,013

Depositor’s equity contribution (net redemptions)	100	100	150	100

Net Assets:

Beginning of year	0	0	0	0

End of year	$55,638	$121,898	$114,740	$39,113

[Additional columns below]

[Continued from above table, first column(s) repeated]

WRL
PIMCO
Total Return
Subaccount

December 31,

2002(1)

Operations:

Net investment income (loss)	$(272)

Net gain (loss) on investment securities	2,096

Net increase (decrease) in net assets resulting from operations	1,824

Capital Unit Transactions:

Proceeds from units sold (transferred)	53,051

Less cost of units redeemed:

Administrative charges	12

Policy loans	9

Surrender benefits	2,615

Death benefits	231

2,867

Increase (decrease) in net assets from capital unit transactions	50,184

Net increase (decrease) in net assets	52,008

Depositor’s equity contribution (net redemptions)	100

Net Assets:

Beginning of year	0

End of year	$52,108

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

		WRL		WRL
	WRL	Transamerica	WRL	Transamerica
	Janus	Convertible	Transamerica	Growth
	Balanced	Securities	Equity	Opportunities
	Subaccount	Subaccount	Subaccount	Subaccount

	December 31,	December 31,	December 31,	December 31,

	2002(1)	2002(1)	2002(1)	2002(1)

Operations:

Net investment income (loss)	$(78)	$(16)	$(115)	$(19)

Net gain (loss) on investment securities	(339)	(63)	(843)	(204)

Net increase (decrease) in net assets resulting from operations	(417)	(79)	(958)	(223)

Capital Unit Transactions:

Proceeds from units sold (transferred)	19,794	3,219	28,582	4,067

Less cost of units redeemed:

Administrative charges	2	0	3	1

Policy loans	0	2	0	0

Surrender benefits	524	122	701	41

Death benefits	38	57	10	0

	564	181	714	42

Increase (decrease) in net assets from capital unit transactions	19,230	3,038	27,868	4,025

Net increase (decrease) in net assets	18,813	2,959	26,910	3,802

Depositor’s equity contribution (net redemptions)	100	100	100	100

Net Assets:

Beginning of year	0	0	0	0

End of year	$18,913	$3,059	$27,010	$3,902

[Additional columns below]

[Continued from above table, first column(s) repeated]

WRL
Capital
Guardian
Value
Subaccount

December 31,

2002(1)

Operations:

Net investment income (loss)	$121

Net gain (loss) on investment securities	(480)

Net increase (decrease) in net assets resulting from operations	(359)

Capital Unit Transactions:

Proceeds from units sold (transferred)	12,608

Less cost of units redeemed:

Administrative charges	1

Policy loans	1

Surrender benefits	213

Death benefits	0

215

Increase (decrease) in net assets from capital unit transactions	12,393

Net increase (decrease) in net assets	12,034

Depositor’s equity contribution (net redemptions)	100

Net Assets:

Beginning of year	0

End of year	$12,134

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL	WRL	WRL
	Transamerica	J.P. Morgan	Capital
	U.S. Government	Enhanced	Guardian
	Securities	Index	U.S. Equity
	Subaccount	Subaccount	Subaccount

	December 31,	December 31,	December 31,

	2002(1)	2002(1)	2002(1)

Operations:

Net investment income (loss)	$106	$(10)	$(20)

Net gain (loss) on investment securities	311	(169)	(226)

Net increase (decrease) in net assets resulting from operations	417	(179)	(246)

Capital Unit Transactions:

Proceeds from units sold (transferred)	16,635	4,005	7,703

Less cost of units redeemed:

Administrative charges	3	0	1

Policy loans	0	0	2

Surrender benefits	1,259	211	143

Death benefits	20	0	0

	1,282	211	146

Increase (decrease) in net assets from capital unit transactions	15,353	3,794	7,557

Net increase (decrease) in net assets	15,770	3,615	7,311

Depositor’s equity contribution (net redemptions)	100	100	100

Net Assets:

Beginning of year	0	0	0

End of year	$15,870	$3,715	$7,411

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	Fidelity VIP
	Growth		Fidelity VIP		Fidelity VIP
	Opportunities		Contrafund®		Equity-Income
	Subaccount		Subaccount		Subaccount

	December 31,		December 31,		December 31,

	2002	2001	2002	2001	2002	2001

Operations:

Net investment income (loss)	$(37)	$(62)	$(218)	$(97)	$30	$(112)

Net gain (loss) on investment securities	(1,628)	(815)	(2,658)	(1,039)	(6,975)	(231)

Net increase (decrease) in net assets resulting from operations	(1,665)	(877)	(2,876)	(1,136)	(6,945)	(343)

Capital Unit Transactions:

Proceeds from units sold (transferred)	2,172	4,198	18,050	9,387	13,423	24,110

Less cost of units redeemed:

Administrative charges	5	3	12	5	15	5

Policy loans	2	1	1	13	15	8

Surrender benefits	391	458	1,708	743	2,479	1,373

Death benefits	33	10	86	20	150	90

	431	472	1,807	781	2,659	1,476

Increase (decrease) in net assets from capital unit transactions	1,741	3,726	16,243	8,606	10,764	22,634

Net increase (decrease) in net assets	76	2,849	13,367	7,470	3,819	22,291

Depositor’s equity contribution (net redemptions)	0	0	0	0	0	(80)

Net Assets:

Beginning of year	6,605	3,756	14,357	6,887	26,041	3,830

End of year	$6,681	$6,605	$27,724	$14,357	$29,860	$26,041

See accompanying notes.

WRL Series Annuity Account

Notes to the Financial Statements

At December 31, 2002

NOTE 1 —	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The WRL Series Annuity Account (the “Annuity Account”) was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio (“WRL” or the “depositor”) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Annuity Account encompasses the following tax-deferred variable annuity Contracts (the “Contracts”) issued by WRL:

Class A:

WRL Freedom Variable Annuity
WRL Freedom Attainer

Class B:

WRL Freedom Bellwether
WRL Freedom Conqueror
WRL Freedom Creator
WRL Freedom Premier
Class C:

WRL Freedom Premier
WRL Freedom Access
Class D:

WRL Freedom Access

The Annuity Account contains forty-three investment options referred to as subaccounts. Each subaccount invests exclusively in the corresponding Portfolio (the “Portfolio”) of a Fund. The Annuity Account contains two Funds (collectively referred to as the “Funds”). Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:

AEGON/ Transamerica Series Fund, Inc.

Transamerica Money Market
AEGON Bond
Janus Growth
Janus Global
LKCM Strategic Total Return
Van Kampen Emerging Growth
Alger Aggressive Growth
Federated Growth & Income
Transamerica Value Balanced
PBHG/NWQ Value Select
American Century International
GE U.S. Equity
Third Avenue Value
Clarion Real Estate Securities
Marsico Growth
Munder Net50
T. Rowe Price Dividend Growth
T. Rowe Price Small Cap
Salomon All Cap
PBHG Mid Cap Growth
Dreyfus Mid Cap
Value Line Aggressive Growth
Great Companies - AmericaSM
Great Companies - TechnologySM
Great Companies - Global[2]
Gabelli Global Growth
LKCM Capital Growth
Conservative Asset Allocation
Moderate Asset Allocation
Moderately Aggressive Asset Allocation
Aggressive Asset Allocation
PIMCO Total Return
Janus Balanced
Transamerica Convertible Securities
Transamerica Equity
Transamerica Growth Opportunities
Capital Guardian Value
Transamerica U.S. Government Securities
J.P. Morgan Enhanced Index
Capital Guardian U.S. Equity

Variable Insurance Products Fund (VIP) - Service Class 2

Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Equity-Income Portfolio

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 1 — (continued)

The following portfolio name changes were made effective during the fiscal year ended December 31, 2002:

Portfolio	Formerly

Transamerica Money Market	J.P. Morgan Money Market
PBHG/NWQ Value Select	NWQ Value Equity
American Century International	International Equity
Clarion Real Estate Securities	J.P. Morgan Real Estate Securities
Marsico Growth	Goldman Sachs Growth
PBHG Mid Cap Growth	Pilgrim Baxter Mid Cap Growth
Fidelity VIP Growth Opportunities Portfolio	Fidelity VIP III Growth Opportunities Portfolio - Service Class 2
Fidelity VIP Contrafund® Portfolio	Fidelity VIP II Contrafund® Portfolio - Service Class 2
Fidelity VIP Equity-Income Portfolio	Fidelity VIP Equity-Income Portfolio - Service Class 2

In accordance with the shareholder approved agreements and plans of reorganization, the following mergers of the underlying funds occurred within 2002:

Date	Acquiring fund	Acquired fund

Mergers of portfolios within the AEGON/ Transamerica Series Fund, Inc:
02/28/02	American Century International (formerly International Equity)	American Century International
04/26/02	Transamerica Value Balanced	AEGON Balanced
04/26/02	Great Companies - AmericaSM	C.A.S.E. Growth

The AEGON/ Transamerica Series Fund, Inc. (“ATSF”) has entered into annually renewable investment advisory agreements for each Portfolio with AEGON/ Transamerica Fund Advisers, Inc. (“ATFA”) as investment adviser. Costs incurred in connection with the advisory services rendered by ATFA are paid by each Portfolio. ATFA has entered into sub-advisory agreements with various management companies (“Sub-Advisers”), some of which are affiliates of WRL. Each sub-adviser is compensated directly by ATFA. The other three Funds have each entered into a participation agreement for its respective Portfolio with WRL.

Each period reported on within the financial statements reflects a full twelve-month period, except as follows:

Class A and Class B

Subaccount	Inception Date

WRL Third Avenue Value	01/02/1998
WRL Clarion Real Estate Securities	05/01/1998

Class C and Class D

Subaccount	Inception Date

WRL Transamerica Money Market	05/03/1999
WRL AEGON Bond	05/03/1999
WRL Janus Growth	05/03/1999
WRL Janus Global	05/03/1999
WRL LKCM Strategic Total Return	05/03/1999
WRL Van Kampen Emerging Growth	05/03/1999
WRL Alger Aggressive Growth	05/03/1999
WRL Federated Growth & Income	05/03/1999
WRL Transamerica Value Balanced	05/03/1999
WRL PBHG/NWQ Value Select	05/03/1999
WRL American Century International	05/03/1999
WRL GE U.S. Equity	05/03/1999
WRL Third Avenue Value	05/03/1999
WRL Clarion Real Estate Securities	05/03/1999

Class A, B, C, and D

Subaccount	Inception Date

WRL Marsico Growth	05/03/1999
WRL Munder Net50	05/03/1999
WRL T. Rowe Price Dividend Growth	05/03/1999
WRL T. Rowe Price Small Cap	05/03/1999
WRL Salomon All Cap	05/03/1999
WRL PBHG Mid Cap Growth	05/03/1999
WRL Dreyfus Mid Cap	05/03/1999
WRL Value Line Aggressive Growth	05/01/2000
WRL Great Companies - AmericaSM	05/01/2000
WRL Great Companies - TechnologySM	05/01/2000
WRL Great Companies - Global[2]	09/01/2000
WRL Gabelli Global Growth	09/01/2000
WRL LKCM Capital Growth	12/01/2000
WRL Conservative Asset Allocation	05/01/2002
WRL Moderate Asset Allocation	05/01/2002
WRL Moderately Aggressive Asset Allocation	05/01/2002
WRL Aggressive Asset Allocation	05/01/2002
WRL PIMCO Total Return	05/01/2002
WRL Janus Balanced	05/01/2002

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 1 — (continued)

Class A, B, C, and D (continued)

Subaccount	Inception Date

WRL Transamerica Convertible Securities	05/01/2002
WRL Transamerica Equity	05/01/2002
WRL Transamerica Growth Opportunities	05/01/2002
WRL Capital Guardian Value	05/01/2002
WRL Transamerica U.S. Government Securities	05/01/2002
WRL J.P. Morgan Enhanced Index	05/02/2002
WRL Capital Guardian U.S. Equity	05/01/2002
Fidelity VIP Growth Opportunities	05/01/2000
Fidelity VIP Contrafund®	05/01/2000
Fidelity VIP Equity-Income	05/01/2000

On November 25, 2002, WRL made initial contributions totaling $ 43,000 to the Annuity Account for new Class E and on December 28, 2002, all contributions were redeemed for $ 1,796 net loss.

On May 1, 2002, WRL made initial contributions totaling $ 1,300,000 to the Annuity Account. The respective amounts of the contributions and units are as follows for each Class A, B, C and D:

Subaccounts	Contributions	Units

WRL Conservative Asset Allocation	$25,000	2,500
WRL Moderate Asset Allocation	25,000	2,500
WRL Moderately Aggressive Asset Allocation	25,000	2,500
WRL Aggressive Asset Allocation	25,000	2,500
WRL PIMCO Total Return	25,000	2,500
WRL Janus Balanced	25,000	2,500
WRL Transamerica Convertible Securities	25,000	2,500
WRL Transamerica Equity	25,000	2,500
WRL Transamerica Growth Opportunities	25,000	2,500
WRL Capital Guardian Value	25,000	2,500
WRL Transamerica U.S. Government Securities	25,000	2,500
WRL J.P. Morgan Enhanced Index	25,000	2,500
WRL Capital Guardian U.S. Equity	25,000	2,500

The Annuity Account holds assets to support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the “Contracts”) issued by WRL. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States, have been consistently applied in the preparation of the Annuity Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

A.    Valuation of Investments and Securities Transactions

Investments in the Funds’ shares are valued at the closing net asset value (“NAV”) per share of the underlying Portfolio, which values their investment securities at fair value, as determined by the Funds. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B.    Federal Income Taxes

The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the current Internal Revenue Code, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL, as long as earnings are credited under the Policies. Accordingly, no provision for Federal income taxes has been made.

NOTE 2 —	EXPENSES AND RELATED PARTY TRANSACTIONS

Charges are assessed by WRL in connection with the issuance and administration of the Contracts.

A.    Contract Charges

No deduction for sales expenses is made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 2 — (continued)

On each anniversary through maturity date and at surrender, WRL will deduct an annual Contract charge as partial compensation for providing administrative services under the Contracts.

B.    Subaccount Charges

A daily charge as a percentage of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual Contract level) effectively reduces the value of a unit outstanding during the year. The following reflects the annual rate for daily charges as assessed by each Annuity Account class:

Class A	1.25%
Class B	1.40%
Class C	1.65%
Class D	1.80%

C.    Related Party Transactions

ATFA is the investment adviser for ATSF. ATFA Fund has entered into annually renewable investment advisory agreements for each Portfolio. The agreements provide for an advisory fee at the following annual rate to ATFA as a percentage of the average daily net assets of the Portfolio.

Portfolio	Advisory Fee

Transamerica Money Market(1)	0.35%
AEGON Bond	0.45%
Janus Growth	0.80%
Janus Global	0.80%
LKCM Strategic Total Return	0.80%
Van Kampen Emerging Growth	0.80%
Alger Aggressive Growth	0.80%
Federated Growth & Income	0.75%
Transamerica Value Balanced	0.75%
PBHG/NWQ Value Select	0.80%
American Century International(2)	1.00%
GE U.S. Equity	0.80%
Third Avenue Value	0.80%
Clarion Real Estate Securities	0.80%
Marsico Growth(3)	0.90%
Munder Net50(1)	0.90%
T. Rowe Price Dividend Growth(3)	0.90%
T. Rowe Price Small Cap	0.75%
Salomon All Cap(3)	0.90%
PBHG Mid Cap Growth(3)	0.90%
Dreyfus Mid Cap(4)	0.85%
Value Line Aggressive Growth	0.80%
Great Companies - AmericaSM	0.80%
Great Companies - TechnologySM	0.80%
Great Companies - Global[2]	0.80%
Gabelli Global Growth(5)	1.00%
LKCM Capital Growth	0.80%
Conservative Asset Allocation	0.10%
Moderate Asset Allocation	0.10%
Moderately Aggressive Asset Allocation	0.10%
Aggressive Asset Allocation	0.10%
PIMCO Total Return	0.70%
Janus Balanced(6)	0.90%
Transamerica Convertible Securities(7)	0.80%
Transamerica Equity	0.75%
Transamerica Growth Opportunities	0.85%
Capital Guardian Value(8)	0.85%
Transamerica U.S. Government Securities	0.65%
J.P. Morgan Enhanced Index(8)	0.75%
Capital Guardian U.S. Equity(8)	0.85%

(1)	On May 1, 2002, the advisory fee for Transamerica Money Market was reduced from 0.40% to 0.35% of average daily net assets.

(2)	ATFA receives compensation for its services at 1.00% of the first $50 million of the Portfolio’s average daily net assets; 0.95% of the Portfolio’s average daily net assets over $50 million up to $150 million; 0.90% of the Portfolio’s average daily net assets over $150 million up to $500 million; and 0.85% of the Portfolio’s average daily net assets above $500 million.

(3)	ATFA receives compensations for its services at 0.90% of the first $100 million of the Portfolio’s average daily net assets; and 0.80% of the Portfolio’s average daily net assets above $100 million.

(4)	ATFA receives compensations for its services at 0.85% of the first $100 million of the Portfolio’s average daily net assets; and 0.80% of the Portfolio’s average daily net assets above $100 million.

(5)	ATFA receives compensation for its services at 1.00% of the first $500 million of the Portfolio’s average daily net assets; and 0.90% of the Portfolio’s average daily net assets over

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 2 — (continued)

$500 million up to $1 billion; and 0.80% of the Portfolio’s average daily net assets above $1 billion.

(6)	ATFA receives compensation for its services at 0.90% of the first $500 million of the Portfolio’s average daily net assets; 0.85% of the next $500 million of the Portfolio’s average net assets; and 0.80% of the Portfolio’s average net assets above $1 billion.

(7)	ATFA receives compensation for its services at 0.80% of the first $500 million of the Portfolio’s average daily net assets; and 0.70% of the Portfolio’s average daily net assets above $500 million.

(8)	ATFA receives compensation for its services at 0.85% of the first $300 million of the Portfolio’s average daily net assets; 0.80% over $300 million up to $500 million; and 0.775% of the Portfolio’s average daily net assets above $500 million.

AEGON/ Transamerica Fund Services, Inc. (“ATFS”) provides the Fund with administrative and transfer agency services. ATFA and ATFS are wholly owned subsidiaries of WRL. WRL is an indirect wholly owned subsidiary of AEGON NV, a Netherlands corporation.

NOTE 3 — DIVIDEND DISTRIBUTIONS

Dividends are not declared by the Annuity Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Annuity Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Annuity Account.

NOTE 4 — SECURITIES TRANSACTIONS

Securities transactions for the year ended December 31, 2002 are as follows (in thousands):

	Purchases	Proceeds
	of	From Sales
Subaccount	Securities	of Securities

WRL Transamerica Money Market	$787,690	$741,378
WRL AEGON Bond	109,527	68,250
WRL Janus Growth	24,924	243,047
WRL Janus Global	191,738	348,363
WRL LKCM Strategic Total Return	26,924	93,551
WRL Van Kampen Emerging Growth	32,805	156,393
WRL Alger Aggressive Growth	26,693	100,443
WRL Federated Growth & Income	128,917	53,131
WRL Transamerica Value Balanced	117,779	69,763
WRL PBHG/NWQ Value Select	36,464	41,277
WRL American Century International	109,766	106,999
WRL GE U.S. Equity	14,036	34,764
WRL Third Avenue Value	58,762	31,240
WRL Clarion Real Estate Securities	53,010	15,665
WRL Marsico Growth	22,014	16,436
WRL Munder Net50	12,651	5,941
WRL T. Rowe Price Dividend Growth	17,383	12,675
WRL T. Rowe Price Small Cap	47,941	39,214
WRL Salomon All Cap	46,044	54,711
WRL PBHG Mid Cap Growth	71,592	92,174
WRL Dreyfus Mid Cap	44,413	21,485
WRL Value Line Aggressive Growth	4,523	4,154
WRL Great Companies - AmericaSM	79,959	32,877
WRL Great Companies - TechnologySM	14,846	13,178
WRL Great Companies - Global[2]	11,633	4,351
WRL Gabelli Global Growth	77,039	67,237
WRL LKCM Capital Growth	7,895	5,129
WRL Conservative Asset Allocation	62,688	7,580
WRL Moderate Asset Allocation	125,746	3,315
WRL Moderately Aggressive Asset Allocation	118,293	2,341
WRL Aggressive Asset Allocation	42,203	2,098
WRL PIMCO Total Return	55,079	5,033
WRL Janus Balanced	25,299	6,095
WRL Transamerica Convertible Securities	4,459	1,344
WRL Transamerica Equity	29,182	1,398
WRL Transamerica Growth Opportunities	4,763	660
WRL Capital Guardian Value	13,059	429
WRL Transamerica U.S. Government Securities	22,238	6,854
WRL J.P. Morgan Enhanced Index	5,063	1,207
WRL Capital Guardian U.S. Equity	8,431	773
Fidelity VIP Growth Opportunities	4,730	3,006
Fidelity VIP Contrafund®	30,530	14,611
Fidelity VIP Equity-Income	21,737	10,250

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 —	FINANCIAL HIGHLIGHTS

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL Transamerica Money Market Subaccount

Class A	12/31/02		$16.01	$0.03	$0.00	$0.03	$16.04
	12/31/01		15.59	0.42	0.00	0.42	16.01
	12/31/00		14.88	0.71	0.00	0.71	15.59
	12/31/99		14.37	0.51	0.00	0.51	14.88
	12/31/98		13.82	0.55	0.00	0.55	14.37

Class B	12/31/02		13.30	0.01	0.00	0.01	13.31
	12/31/01		12.97	0.33	0.00	0.33	13.30
	12/31/00		12.40	0.57	0.00	0.57	12.97
	12/31/99		11.99	0.41	0.00	0.41	12.40
	12/31/98		11.55	0.44	0.00	0.44	11.99

Class C	12/31/02		10.74	(0.02)	0.00	(0.02)	10.72
	12/31/01		10.50	0.24	0.00	0.24	10.74
	12/31/00		10.05	0.45	0.00	0.45	10.50
	12/31/99	(1)	10.00	0.05	0.00	0.05	10.05

Class D	12/31/02		10.73	(0.03)	0.00	(0.03)	10.70
	12/31/01		10.51	0.22	0.00	0.22	10.73
	12/31/00		10.05	0.46	0.00	0.46	10.51
	12/31/99	(1)	10.00	0.05	0.00	0.05	10.05

WRL AEGON Bond Subaccount

Class A	12/31/02		23.61	0.63	1.41	2.04	25.65
	12/31/01		22.12	(0.14)	1.63	1.49	23.61
	12/31/00		20.20	0.90	1.02	1.92	22.12
	12/31/99		21.08	0.76	(1.64)	(0.88)	20.20
	12/31/98		19.52	0.82	0.74	1.56	21.08

Class B	12/31/02		16.12	0.42	0.94	1.36	17.48
	12/31/01		15.13	(0.12)	1.11	0.99	16.12
	12/31/00		13.83	0.59	0.71	1.30	15.13
	12/31/99		14.45	0.59	(1.21)	(0.62)	13.83
	12/31/98		13.41	0.60	0.44	1.04	14.45

Class C	12/31/02		11.59	0.19	0.76	0.95	12.54
	12/31/01		10.90	(0.10)	0.79	0.69	11.59
	12/31/00		9.98	1.00	(0.08)	0.92	10.90
	12/31/99	(1)	10.00	0.56	(0.58)	(0.02)	9.98

Class D	12/31/02		11.58	0.14	0.79	0.93	12.51
	12/31/01		10.91	(0.15)	0.82	0.67	11.58
	12/31/00		9.98	0.50	0.43	0.93	10.91
	12/31/99	(1)	10.00	0.56	(0.58)	(0.02)	9.98

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL Transamerica Money Market Subaccount

Class A	12/31/02		0.19%	$71,723	0.19%	1.25%
	12/31/01		2.69	78,284	2.49	1.25
	12/31/00		4.80	60,237	4.67	1.25
	12/31/99		3.55	96,984	3.52	1.25
	12/31/98		3.99	48,797	3.89	1.25

Class B	12/31/02		0.04	302,991	0.03	1.40
	12/31/01		2.54	300,383	2.31	1.40
	12/31/00		4.64	203,148	4.53	1.40
	12/31/99		3.39	269,284	3.37	1.40
	12/31/98		3.83	93,982	3.72	1.40

Class C	12/31/02		(0.21)	53,253	(0.32)	1.65
	12/31/01		2.28	7,724	1.83	1.65
	12/31/00		4.55	2,411	4.47	1.65
	12/31/99	(1)	0.46	25	5.28	1.65

Class D	12/31/02		(0.36)	2,035	(0.45)	1.80
	12/31/01		2.13	543	2.21	1.80
	12/31/00		4.62	559	4.33	1.80
	12/31/99	(1)	0.46	25	5.28	1.80

WRL AEGON Bond Subaccount

Class A	12/31/02		8.61	52,173	2.56	1.25
	12/31/01		6.73	47,689	(0.62)	1.25
	12/31/00		9.51	34,439	4.30	1.25
	12/31/99		(4.14)	37,241	3.69	1.25
	12/31/98		7.96	50,893	4.02	1.25

Class B	12/31/02		8.44	194,524	2.51	1.40
	12/31/01		6.57	155,083	(0.78)	1.40
	12/31/00		9.35	79,326	4.15	1.40
	12/31/99		(4.29)	86,875	4.16	1.40
	12/31/98		7.80	91,784	4.31	1.40

Class C	12/31/02		8.17	12,464	1.56	1.65
	12/31/01		6.31	2,764	(0.91)	1.65
	12/31/00		9.25	245	9.61	1.65
	12/31/99	(1)	(0.21)	25	64.13	1.65

Class D	12/31/02		8.01	1,467	2.30	1.80
	12/31/01		6.15	35	(1.35)	1.80
	12/31/00		9.32	32	4.79	1.80
	12/31/99	(1)	(0.21)	25	64.13	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL Janus Growth Subaccount

Class A	12/31/02		$49.07	$(0.50)	$(14.61)	$(15.11)	$33.96
	12/31/01		69.21	(0.69)	(19.45)	(20.14)	49.07
	12/31/00		98.62	10.08	(39.49)	(29.41)	69.21
	12/31/99		62.54	15.61	20.47	36.08	98.62
	12/31/98		38.50	(0.08)	24.12	24.04	62.54

Class B	12/31/02		23.52	(0.27)	(7.00)	(7.27)	16.25
	12/31/01		33.23	(0.37)	(9.34)	(9.71)	23.52
	12/31/00		47.42	5.14	(19.33)	(14.19)	33.23
	12/31/99		30.12	8.20	9.10	17.30	47.42
	12/31/98		18.57	(0.08)	11.63	11.55	30.12

Class C	12/31/02		5.37	(0.07)	(1.60)	(1.67)	3.70
	12/31/01		7.61	(0.10)	(2.14)	(2.24)	5.37
	12/31/00		10.87	2.75	(6.01)	(3.26)	7.61
	12/31/99	(1)	10.00	1.59	(0.72)	0.87	10.87

Class D	12/31/02		5.37	(0.08)	(1.59)	(1.67)	3.70
	12/31/01		7.61	(0.11)	(2.13)	(2.24)	5.37
	12/31/00		10.87	2.58	(5.84)	(3.26)	7.61
	12/31/99	(1)	10.00	1.59	(0.72)	0.87	10.87

WRL Janus Global Subaccount

Class A	12/31/02		32.44	0.33	(9.07)	(8.74)	23.70
	12/31/01		42.58	(0.13)	(10.01)	(10.14)	32.44
	12/31/00		52.29	9.64	(19.35)	(9.71)	42.58
	12/31/99		30.94	2.84	18.51	21.35	52.29
	12/31/98		24.10	0.83	6.01	6.84	30.94

Class B	12/31/02		32.01	0.31	(8.97)	(8.66)	23.35
	12/31/01		42.07	(0.19)	(9.87)	(10.06)	32.01
	12/31/00		51.75	9.99	(19.67)	(9.68)	42.07
	12/31/99		30.67	3.02	18.06	21.08	51.75
	12/31/98		23.92	0.88	5.87	6.75	30.67

Class C	12/31/02		7.02	0.03	(1.94)	(1.91)	5.11
	12/31/01		9.25	(0.06)	(2.17)	(2.23)	7.02
	12/31/00		11.39	4.26	(6.40)	(2.14)	9.25
	12/31/99	(1)	10.00	0.64	0.75	1.39	11.39

Class D	12/31/02		7.01	0.06	(1.97)	(1.91)	5.10
	12/31/01		9.26	(0.07)	(2.18)	(2.25)	7.01
	12/31/00		11.39	4.01	(6.14)	(2.13)	9.26
	12/31/99	(1)	10.00	0.64	0.75	1.39	11.39

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL Janus Growth Subaccount

Class A	12/31/02		(30.80)%	$217,230	(1.25)%	1.25%
	12/31/01		(29.10)	423,902	(1.25)	1.25
	12/31/00		(29.83)	735,722	10.63	1.25
	12/31/99		57.69	1,166,818	20.94	1.25
	12/31/98		62.43	817,014	(0.18)	1.25

Class B	12/31/02		(30.90)	361,607	(1.40)	1.40
	12/31/01		(29.20)	688,012	(1.40)	1.40
	12/31/00		(29.93)	1,150,997	11.31	1.40
	12/31/99		57.45	1,530,464	22.70	1.40
	12/31/98		62.19	826,236	(0.33)	1.40

Class C	12/31/02		(31.07)	6,060	(1.65)	1.65
	12/31/01		(29.38)	7,200	2.09	1.65
	12/31/00		(30.00)	6,126	28.15	1.65
	12/31/99	(1)	8.70	27	173.48	1.65

Class D	12/31/02		(31.18)	596	(1.80)	1.80
	12/31/01		(29.49)	603	(1.81)	1.80
	12/31/00		(29.95)	845	26.21	1.80
	12/31/99	(1)	8.70	27	173.48	1.80

WRL Janus Global Subaccount

Class A	12/31/02		(26.94)	107,242	1.20	1.25
	12/31/01		(23.80)	206,986	(0.37)	1.25
	12/31/00		(18.57)	352,075	18.56	1.25
	12/31/99		68.98	458,385	7.93	1.25
	12/31/98		28.40	298,285	2.97	1.25

Class B	12/31/02		(27.05)	268,141	1.13	1.40
	12/31/01		(23.92)	504,195	(0.53)	1.40
	12/31/00		(18.69)	867,971	19.50	1.40
	12/31/99		68.73	976,752	8.45	1.40
	12/31/98		28.21	524,585	3.16	1.40

Class C	12/31/02		(27.24)	1,172	0.43	1.65
	12/31/01		(24.11)	2,084	(0.77)	1.65
	12/31/00		(18.77)	3,478	39.73	1.65
	12/31/99	(1)	13.87	28	70.01	1.65

Class D	12/31/02		(27.35)	208	1.08	1.80
	12/31/01		(24.22)	238	(0.92)	1.80
	12/31/00		(18.71)	402	37.21	1.80
	12/31/99	(1)	13.87	28	70.01	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL LKCM Strategic Total Return Subaccount

Class A	12/31/02		$20.47	$0.31	$(2.70)	$(2.39)	$18.08
	12/31/01		21.19	(0.16)	(0.56)	(0.72)	20.47
	12/31/00		22.29	1.47	(2.57)	(1.10)	21.19
	12/31/99		20.14	1.52	0.63	2.15	22.29
	12/31/98		18.60	0.56	0.98	1.54	20.14

Class B	12/31/02		20.20	0.29	(2.67)	(2.38)	17.82
	12/31/01		20.94	(0.19)	(0.55)	(0.74)	20.20
	12/31/00		22.07	1.42	(2.55)	(1.13)	20.94
	12/31/99		19.97	1.54	0.56	2.10	22.07
	12/31/98		18.47	0.59	0.91	1.50	19.97

Class C	12/31/02		9.41	0.13	(1.26)	(1.13)	8.28
	12/31/01		9.78	(0.11)	(0.26)	(0.37)	9.41
	12/31/00		10.32	1.43	(1.97)	(0.54)	9.78
	12/31/99	(1)	10.00	0.55	(0.23)	0.32	10.32

Class D	12/31/02		9.40	0.07	(1.21)	(1.14)	8.26
	12/31/01		9.79	(0.13)	(0.26)	(0.39)	9.40
	12/31/00		10.32	1.17	(1.70)	(0.53)	9.79
	12/31/99	(1)	10.00	0.55	(0.23)	0.32	10.32

WRL Van Kampen Emerging Growth Subaccount

Class A	12/31/02		36.41	(0.35)	(11.99)	(12.34)	24.07
	12/31/01		55.22	(0.49)	(18.32)	(18.81)	36.41
	12/31/00		63.48	14.84	(23.10)	(8.26)	55.22
	12/31/99		31.33	8.33	23.82	32.15	63.48
	12/31/98		23.10	0.69	7.54	8.23	31.33

Class B	12/31/02		35.94	(0.39)	(11.83)	(12.22)	23.72
	12/31/01		54.59	(0.55)	(18.10)	(18.65)	35.94
	12/31/00		62.85	15.66	(23.92)	(8.26)	54.59
	12/31/99		31.06	8.95	22.84	31.79	62.85
	12/31/98		22.94	0.72	7.40	8.12	31.06

Class C	12/31/02		6.90	(0.09)	(2.27)	(2.36)	4.54
	12/31/01		10.51	(0.12)	(3.49)	(3.61)	6.90
	12/31/00		12.11	7.05	(8.65)	(1.60)	10.51
	12/31/99	(1)	10.00	1.56	0.55	2.11	12.11

Class D	12/31/02		6.89	(0.09)	(2.27)	(2.36)	4.53
	12/31/01		10.51	(0.14)	(3.48)	(3.62)	6.89
	12/31/00		12.11	7.53	(9.13)	(1.60)	10.51
	12/31/99	(1)	10.00	1.56	0.55	2.11	12.11

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL LKCM Strategic Total Return Subaccount

Class A	12/31/02		(11.67)%	$67,379	1.60%	1.25%
	12/31/01		(3.40)	106,001	(0.80)	1.25
	12/31/00		(4.96)	139,232	6.87	1.25
	12/31/99		10.68	156,928	7.33	1.25
	12/31/98		8.28	160,783	2.95	1.25

Class B	12/31/02		(11.80)	166,831	1.52	1.40
	12/31/01		(3.54)	238,281	(0.95)	1.40
	12/31/00		(5.10)	311,816	6.71	1.40
	12/31/99		10.51	356,121	7.46	1.40
	12/31/98		8.11	328,728	3.11	1.40

Class C	12/31/02		(12.02)	4,333	1.48	1.65
	12/31/01		(3.79)	2,599	(0.65)	1.65
	12/31/00		(5.19)	1,660	14.50	1.65
	12/31/99	(1)	3.16	26	61.80	1.65

Class D	12/31/02		(12.15)	324	0.85	1.80
	12/31/01		(3.93)	176	(1.37)	1.80
	12/31/00		(5.12)	205	11.77	1.80
	12/31/99	(1)	3.16	26	61.80	1.80

WRL Van Kampen Emerging Growth Subaccount

Class A	12/31/02		(33.89)	79,435	(1.17)	1.25
	12/31/01		(34.06)	163,092	(1.18)	1.25
	12/31/00		(13.01)	324,006	21.31	1.25
	12/31/99		102.62	390,626	21.35	1.25
	12/31/98		35.63	201,838	2.69	1.25

Class B	12/31/02		(33.99)	243,233	(1.32)	1.40
	12/31/01		(34.16)	475,293	(1.33)	1.40
	12/31/00		(13.14)	884,351	22.79	1.40
	12/31/99		102.31	891,089	22.92	1.40
	12/31/98		35.42	381,421	2.80	1.40

Class C	12/31/02		(34.16)	4,574	(1.55)	1.65
	12/31/01		(34.32)	4,417	0.21	1.65
	12/31/00		(13.22)	4,202	55.72	1.65
	12/31/99	(1)	21.08	30	163.83	1.65

Class D	12/31/02		(34.26)	444	(1.71)	1.80
	12/31/01		(34.42)	491	(1.73)	1.80
	12/31/00		(13.16)	808	59.88	1.80
	12/31/99	(1)	21.08	30	163.83	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL Alger Aggressive Growth Subaccount

Class A	12/31/02		$24.50	$(0.25)	$(8.38)	$(8.63)	$15.87
	12/31/01		29.69	(0.32)	(4.87)	(5.19)	24.50
	12/31/00		43.79	4.09	(18.19)	(14.10)	29.69
	12/31/99		26.23	4.29	13.27	17.56	43.79
	12/31/98		17.86	1.13	7.24	8.37	26.23

Class B	12/31/02		24.22	(0.28)	(8.27)	(8.55)	15.67
	12/31/01		29.40	(0.35)	(4.83)	(5.18)	24.22
	12/31/00		43.42	4.39	(18.41)	(14.02)	29.40
	12/31/99		26.05	4.68	12.69	17.37	43.42
	12/31/98		17.77	1.17	7.11	8.28	26.05

Class C	12/31/02		6.51	(0.08)	(2.23)	(2.31)	4.20
	12/31/01		7.92	(0.11)	(1.30)	(1.41)	6.51
	12/31/00		11.70	2.41	(6.19)	(3.78)	7.92
	12/31/99	(1)	10.00	1.01	0.69	1.70	11.70

Class D	12/31/02		6.50	(0.08)	(2.23)	(2.31)	4.19
	12/31/01		7.92	(0.12)	(1.30)	(1.42)	6.50
	12/31/00		11.70	2.41	(6.19)	(3.78)	7.92
	12/31/99	(1)	10.00	1.01	0.69	1.70	11.70

WRL Federated Growth & Income Subaccount

Class A	12/31/02		22.24	1.06	(1.13)	(0.07)	22.17
	12/31/01		19.46	0.12	2.66	2.78	22.24
	12/31/00		15.26	0.80	3.40	4.20	19.46
	12/31/99		16.17	0.83	(1.74)	(0.91)	15.26
	12/31/98		15.89	0.66	(0.38)	0.28	16.17

Class B	12/31/02		21.98	0.99	(1.08)	(0.09)	21.89
	12/31/01		19.27	0.00	2.71	2.71	21.98
	12/31/00		15.13	0.75	3.39	4.14	19.27
	12/31/99		16.06	0.87	(1.80)	(0.93)	15.13
	12/31/98		15.80	0.66	(0.40)	0.26	16.06

Class C	12/31/02		14.59	0.80	(0.90)	(0.10)	14.49
	12/31/01		12.82	0.02	1.75	1.77	14.59
	12/31/00		10.07	0.92	1.83	2.75	12.82
	12/31/99	(1)	10.00	0.47	(0.40)	0.07	10.07

Class D	12/31/02		14.58	0.28	(0.40)	(0.12)	14.46
	12/31/01		12.83	(0.06)	1.81	1.75	14.58
	12/31/00		10.07	0.50	2.26	2.76	12.83
	12/31/99	(1)	10.00	0.47	(0.40)	0.07	10.07

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL Alger Aggressive Growth Subaccount

Class A	12/31/02		(35.21)%	$32,595	(1.25)%	1.25%
	12/31/01		(17.49)	69,616	(1.25)	1.25
	12/31/00		(32.18)	113,930	10.16	1.25
	12/31/99		66.92	170,691	13.95	1.25
	12/31/98		46.84	106,742	5.39	1.25

Class B	12/31/02		(35.31)	163,239	(1.40)	1.40
	12/31/01		(17.62)	324,106	(1.40)	1.40
	12/31/00		(32.29)	478,889	11.10	1.40
	12/31/99		66.67	575,367	15.21	1.40
	12/31/98		46.62	281,507	5.57	1.40

Class C	12/31/02		(35.47)	2,777	(1.65)	1.65
	12/31/01		(17.82)	2,491	(1.64)	1.65
	12/31/00		(32.35)	2,167	24.77	1.65
	12/31/99	(1)	17.05	29	106.09	1.65

Class D	12/31/02		(35.57)	494	(1.80)	1.80
	12/31/01		(17.95)	307	(1.80)	1.80
	12/31/00		(32.30)	399	24.77	1.80
	12/31/99	(1)	17.05	29	106.09	1.80

WRL Federated Growth & Income Subaccount

Class A	12/31/02		(0.29)	49,332	4.73	1.25
	12/31/01		14.26	40,167	0.57	1.25
	12/31/00		27.56	19,086	4.83	1.25
	12/31/99		(5.64)	11,318	5.27	1.25
	12/31/98		1.77	16,502	4.17	1.25

Class B	12/31/02		(0.44)	205,794	4.44	1.40
	12/31/01		14.09	174,484	0.47	1.40
	12/31/00		27.37	75,001	4.56	1.40
	12/31/99		(5.78)	45,739	5.55	1.40
	12/31/98		1.62	52,148	4.20	1.40

Class C	12/31/02		(0.69)	17,101	5.50	1.65
	12/31/01		13.81	3,718	0.21	1.65
	12/31/00		27.26	302	8.00	1.65
	12/31/99	(1)	0.74	25	54.01	1.65

Class D	12/31/02		(0.84)	1,163	3.57	1.80
	12/31/01		13.64	45	(0.44)	1.80
	12/31/00		27.35	42	4.50	1.80
	12/31/99	(1)	0.74	25	54.01	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL Transamerica Value Balanced Subaccount

Class A	12/31/02		$18.02	$0.35	$(3.03)	$(2.68)	$15.34
	12/31/01		17.81	0.03	0.18	0.21	18.02
	12/31/00		15.38	1.02	1.41	2.43	17.81
	12/31/99		16.51	0.32	(1.45)	(1.13)	15.38
	12/31/98		15.43	1.40	(0.32)	1.08	16.51

Class B	12/31/02		17.83	0.33	(3.01)	(2.68)	15.15
	12/31/01		17.65	0.01	0.17	0.18	17.83
	12/31/00		15.27	0.97	1.41	2.38	17.65
	12/31/99		16.41	0.29	(1.43)	(1.14)	15.27
	12/31/98		15.36	1.43	(0.38)	1.05	16.41

Class C	12/31/02		11.53	0.20	(1.96)	(1.76)	9.77
	12/31/01		11.44	(0.02)	0.11	0.09	11.53
	12/31/00		9.91	1.17	0.36	1.53	11.44
	12/31/99	(1)	10.00	0.28	(0.37)	(0.09)	9.91

Class D	12/31/02		11.52	0.20	(1.97)	(1.77)	9.75
	12/31/01		11.45	(0.09)	0.16	0.07	11.52
	12/31/00		9.91	0.78	0.76	1.54	11.45
	12/31/99	(1)	10.00	0.28	(0.37)	(0.09)	9.91

WRL PBHG/ NWQ Value Select Subaccount

Class A	12/31/02		15.33	0.11	(2.45)	(2.34)	12.99
	12/31/01		15.81	(0.17)	(0.31)	(0.48)	15.33
	12/31/00		13.90	0.16	1.75	1.91	15.81
	12/31/99		13.04	0.13	0.73	0.86	13.90
	12/31/98		13.86	0.89	(1.71)	(0.82)	13.04

Class B	12/31/02		15.20	0.09	(2.43)	(2.34)	12.86
	12/31/01		15.70	(0.19)	(0.31)	(0.50)	15.20
	12/31/00		13.82	0.14	1.74	1.88	15.70
	12/31/99		12.98	0.10	0.74	0.84	13.82
	12/31/98		13.83	0.91	(1.76)	(0.85)	12.98

Class C	12/31/02		11.42	0.05	(1.83)	(1.78)	9.64
	12/31/01		11.83	(0.17)	(0.24)	(0.41)	11.42
	12/31/00		10.42	0.20	1.21	1.41	11.83
	12/31/99	(1)	10.00	0.20	0.22	0.42	10.42

Class D	12/31/02		11.41	(0.07)	(1.72)	(1.79)	9.62
	12/31/01		11.83	(0.19)	(0.23)	(0.42)	11.41
	12/31/00		10.42	0.29	1.12	1.41	11.83
	12/31/99	(1)	10.00	0.20	0.22	0.42	10.42

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL Transamerica Value Balanced Subaccount

Class A	12/31/02		(14.90)%	$38,915	2.16%	1.25%
	12/31/01		1.18	45,217	0.17	1.25
	12/31/00		15.75	49,325	6.38	1.25
	12/31/99		(6.81)	59,161	1.95	1.25
	12/31/98		6.98	85,428	8.72	1.25

Class B	12/31/02		(15.02)	141,838	2.09	1.40
	12/31/01		1.03	143,650	0.06	1.40
	12/31/00		15.58	129,133	6.07	1.40
	12/31/99		(6.95)	167,034	1.78	1.40
	12/31/98		6.82	237,896	8.92	1.40

Class C	12/31/02		(15.24)	4,756	1.97	1.65
	12/31/01		0.76	1,692	(0.20)	1.65
	12/31/00		15.47	249	11.06	1.65
	12/31/99	(1)	(0.93)	25	32.57	1.65

Class D	12/31/02		(15.36)	303	2.91	1.80
	12/31/01		0.63	24	(0.75)	1.80
	12/31/00		15.56	39	7.45	1.80
	12/31/99	(1)	(0.93)	25	32.57	1.80

WRL PBHG/ NWQ Value Select Subaccount

Class A	12/31/02		(15.28)	19,458	0.76	1.25
	12/31/01		(3.03)	29,428	(1.11)	1.25
	12/31/00		13.76	33,469	1.13	1.25
	12/31/99		6.61	32,947	0.92	1.25
	12/31/98		(5.96)	38,640	6.44	1.25

Class B	12/31/02		(15.40)	59,974	0.65	1.40
	12/31/01		(3.17)	79,151	(1.26)	1.40
	12/31/00		13.59	79,490	1.00	1.40
	12/31/99		6.45	77,102	0.75	1.40
	12/31/98		(6.10)	92,217	6.63	1.40

Class C	12/31/02		(15.62)	5,518	0.52	1.65
	12/31/01		(3.41)	1,296	(1.51)	1.65
	12/31/00		13.49	147	1.88	1.65
	12/31/99	(1)	4.21	26	22.95	1.65

Class D	12/31/02		(15.74)	383	(1.09)	1.80
	12/31/01		(3.56)	69	(1.66)	1.80
	12/31/00		13.57	84	2.65	1.80
	12/31/99	(1)	4.21	26	22.95	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL American Century International Subaccount

Class A	12/31/02		$9.27	$(0.08)	$(1.98)	$(2.06)	$7.21
	12/31/01		12.26	0.23	(3.22)	(2.99)	9.27
	12/31/00		14.60	1.81	(4.15)	(2.34)	12.26
	12/31/99		11.83	0.49	2.28	2.77	14.60
	12/31/98		10.62	(0.14)	1.35	1.21	11.83

Class B	12/31/02		9.20	(0.09)	(1.96)	(2.05)	7.15
	12/31/01		12.18	0.19	(3.17)	(2.98)	9.20
	12/31/00		14.54	1.93	(4.29)	(2.36)	12.18
	12/31/99		11.80	0.43	2.31	2.74	14.54
	12/31/98		10.60	(0.15)	1.35	1.20	11.80

Class C	12/31/02		7.02	(0.07)	(1.51)	(1.58)	5.44
	12/31/01		9.32	0.14	(2.44)	(2.30)	7.02
	12/31/00		11.12	3.74	(5.54)	(1.80)	9.32
	12/31/99	(1)	10.00	0.53	0.59	1.12	11.12

Class D	12/31/02		7.01	(0.10)	(1.48)	(1.58)	5.43
	12/31/01		9.32	0.09	(2.40)	(2.31)	7.01
	12/31/00		11.12	3.31	(5.11)	(1.80)	9.32
	12/31/99	(1)	10.00	0.53	0.59	1.12	11.12

WRL GE U.S. Equity Subaccount

Class A	12/31/02		15.69	(0.12)	(3.14)	(3.26)	12.43
	12/31/01		17.44	(0.17)	(1.58)	(1.75)	15.69
	12/31/00		17.80	0.60	(0.96)	(0.36)	17.44
	12/31/99		15.22	1.21	1.37	2.58	17.80
	12/31/98		12.54	0.54	2.14	2.68	15.22

Class B	12/31/02		15.58	(0.13)	(3.13)	(3.26)	12.32
	12/31/01		17.34	(0.20)	(1.56)	(1.76)	15.58
	12/31/00		17.72	0.56	(0.94)	(0.38)	17.34
	12/31/99		15.18	1.21	1.33	2.54	17.72
	12/31/98		12.53	0.62	2.03	2.65	15.18

Class C	12/31/02		9.13	(0.09)	(1.84)	(1.93)	7.20
	12/31/01		10.19	(0.14)	(0.92)	(1.06)	9.13
	12/31/00		10.42	0.76	(0.99)	(0.23)	10.19
	12/31/99	(1)	10.00	0.62	(0.20)	0.42	10.42

Class D	12/31/02		9.13	(0.10)	(1.84)	(1.94)	7.19
	12/31/01		10.20	(0.15)	(0.92)	(1.07)	9.13
	12/31/00		10.42	0.86	(1.08)	(0.22)	10.20
	12/31/99	(1)	10.00	0.62	(0.20)	0.42	10.42

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL American Century International Subaccount

Class A	12/31/02		(22.17)%	$2,665	(0.96)%	1.25%
	12/31/01		(24.39)	3,872	2.14	1.25
	12/31/00		(16.05)	5,910	13.29	1.25
	12/31/99		23.40	5,881	4.08	1.25
	12/31/98		11.45	6,783	(1.16)	1.25

Class B	12/31/02		(22.28)	15,428	(1.10)	1.40
	12/31/01		(24.51)	16,692	1.80	1.40
	12/31/00		(16.18)	21,548	14.28	1.40
	12/31/99		23.22	20,464	3.54	1.40
	12/31/98		11.28	19,376	(1.31)	1.40

Class C	12/31/02		(22.48)	1,347	(1.27)	1.65
	12/31/01		(24.70)	496	2.09	1.65
	12/31/00		(16.25)	273	38.14	1.65
	12/31/99	(1)	11.24	28	57.96	1.65

Class D	12/31/02		(22.59)	123	(1.50)	1.80
	12/31/01		(24.81)	150	1.16	1.80
	12/31/00		(16.19)	158	33.98	1.80
	12/31/99	(1)	11.24	28	57.96	1.80

WRL GE U.S. Equity Subaccount

Class A	12/31/02		(20.80)	17,125	(0.85)	1.25
	12/31/01		(10.01)	32,248	(1.08)	1.25
	12/31/00		(2.02)	40,557	3.42	1.25
	12/31/99		16.94	32,459	7.35	1.25
	12/31/98		21.35	23,419	3.90	1.25

Class B	12/31/02		(20.92)	71,147	(0.97)	1.40
	12/31/01		(10.15)	105,503	(1.23)	1.40
	12/31/00		(2.17)	132,905	3.22	1.40
	12/31/99		16.76	120,166	7.40	1.40
	12/31/98		21.16	73,456	4.55	1.40

Class C	12/31/02		(21.11)	2,255	(1.14)	1.65
	12/31/01		(10.37)	1,458	(0.75)	1.65
	12/31/00		(2.26)	879	7.40	1.65
	12/31/99	(1)	4.24	26	69.78	1.65

Class D	12/31/02		(21.23)	836	(1.30)	1.80
	12/31/01		(10.51)	584	(1.62)	1.80
	12/31/00		(2.19)	352	8.43	1.80
	12/31/99	(1)	4.24	26	69.78	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL Third Avenue Value Subaccount

Class A	12/31/02		$14.75	$0.07	$(1.98)	$(1.91)	$12.84
	12/31/01		14.07	(0.16)	0.84	0.68	14.75
	12/31/00		10.51	0.49	3.07	3.56	14.07
	12/31/99		9.20	0.15	1.16	1.31	10.51
	12/31/98	(1)	10.00	(0.08)	(0.72)	(0.80)	9.20

Class B	12/31/02		14.66	0.05	(1.97)	(1.92)	12.74
	12/31/01		14.00	(0.18)	0.84	0.66	14.66
	12/31/00		10.48	0.52	3.00	3.52	14.00
	12/31/99		9.19	0.14	1.15	1.29	10.48
	12/31/98	(1)	10.00	(0.09)	(0.72)	(0.81)	9.19

Class C	12/31/02		14.86	0.05	(2.03)	(1.98)	12.88
	12/31/01		14.23	(0.22)	0.85	0.63	14.86
	12/31/00		10.66	0.83	2.74	3.57	14.23
	12/31/99	(1)	10.00	0.11	0.55	0.66	10.66

Class D	12/31/02		14.85	(0.07)	(1.93)	(2.00)	12.85
	12/31/01		14.24	(0.25)	0.86	0.61	14.85
	12/31/00		10.66	0.42	3.16	3.58	14.24
	12/31/99	(1)	10.00	0.11	0.55	0.66	10.66

WRL Clarion Real Estate Securities Subaccount

Class A	12/31/02		11.25	0.11	0.15	0.26	11.51
	12/31/01		10.26	0.16	0.83	0.99	11.25
	12/31/00		8.02	0.03	2.21	2.24	10.26
	12/31/99		8.44	0.03	(0.45)	(0.42)	8.02
	12/31/98	(1)	10.00	(0.07)	(1.49)	(1.56)	8.44

Class B	12/31/02		11.19	0.06	0.18	0.24	11.43
	12/31/01		10.22	0.13	0.84	0.97	11.19
	12/31/00		8.00	0.09	2.13	2.22	10.22
	12/31/99		8.43	0.08	(0.51)	(0.43)	8.00
	12/31/98	(1)	10.00	(0.08)	(1.49)	(1.57)	8.43

Class C	12/31/02		14.50	0.03	0.25	0.28	14.78
	12/31/01		13.28	0.09	1.13	1.22	14.50
	12/31/00		10.40	(0.06)	2.94	2.88	13.28
	12/31/99	(1)	10.00	0.00	0.40	0.40	10.40

Class D	12/31/02		14.49	(0.07)	0.33	0.26	14.75
	12/31/01		13.29	0.07	1.13	1.20	14.49
	12/31/00		10.40	(0.12)	3.01	2.89	13.29
	12/31/99	(1)	10.00	0.00	0.40	0.40	10.40

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL Third Avenue Value Subaccount

Class A	12/31/02		(12.97)%	$26,197	0.49%	1.25%
	12/31/01		4.85	29,496	(1.14)	1.25
	12/31/00		33.78	17,062	3.80	1.25
	12/31/99		14.28	5,309	1.58	1.25
	12/31/98	(1)	(7.99)	5,921	(0.89)	1.25

Class B	12/31/02		(13.10)	93,226	0.37	1.40
	12/31/01		4.69	95,623	(1.28)	1.40
	12/31/00		33.58	57,844	4.00	1.40
	12/31/99		14.11	10,148	1.54	1.40
	12/31/98	(1)	(8.13)	9,419	(1.03)	1.40

Class C	12/31/02		(13.31)	10,130	0.36	1.65
	12/31/01		4.43	2,111	(1.36)	1.65
	12/31/00		33.46	554	6.15	1.65
	12/31/99	(1)	6.60	27	12.46	1.65

Class D	12/31/02		(13.44)	515	(0.77)	1.80
	12/31/01		4.28	108	(1.71)	1.80
	12/31/00		33.56	74	3.15	1.80
	12/31/99	(1)	6.60	27	12.46	1.80

WRL Clarion Real Estate Securities Subaccount

Class A	12/31/02		2.31	10,293	0.94	1.25
	12/31/01		9.67	4,559	1.48	1.25
	12/31/00		28.01	1,649	0.33	1.25
	12/31/99		(4.97)	407	0.42	1.25
	12/31/98	(1)	(15.65)	571	(1.26)	1.25

Class B	12/31/02		2.16	52,519	0.54	1.40
	12/31/01		9.51	26,918	1.24	1.40
	12/31/00		27.82	10,796	0.94	1.40
	12/31/99		(5.11)	1,626	1.01	1.40
	12/31/98	(1)	(15.73)	1,324	(1.41)	1.40

Class C	12/31/02		1.90	4,399	0.20	1.65
	12/31/01		9.24	552	0.64	1.65
	12/31/00		27.70	128	(0.54)	1.65
	12/31/99	(1)	3.98	26	0.00	1.65

Class D	12/31/02		1.75	415	(0.55)	1.80
	12/31/01		9.07	158	0.48	1.80
	12/31/00		27.79	131	(0.97)	1.80
	12/31/99	(1)	3.98	26	0.00	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL Marsico Growth Subaccount

Class A	12/31/02		$8.98	$(0.09)	$(2.33)	$(2.42)	$6.56
	12/31/01		10.58	(0.05)	(1.55)	(1.60)	8.98
	12/31/00		11.65	0.02	(1.09)	(1.07)	10.58
	12/31/99	(1)	10.00	(0.09)	1.74	1.65	11.65

Class B	12/31/02		8.94	(0.10)	(2.31)	(2.41)	6.53
	12/31/01		10.56	(0.05)	(1.57)	(1.62)	8.94
	12/31/00		11.64	0.02	(1.10)	(1.08)	10.56
	12/31/99	(1)	10.00	(0.10)	1.74	1.64	11.64

Class C	12/31/02		8.22	(0.10)	(2.14)	(2.24)	5.98
	12/31/01		9.72	(0.08)	(1.42)	(1.50)	8.22
	12/31/00		10.73	0.05	(1.06)	(1.01)	9.72
	12/31/99	(1)	10.00	0.00	0.73	0.73	10.73

Class D	12/31/02		8.21	(0.09)	(2.15)	(2.24)	5.97
	12/31/01		9.73	(0.09)	(1.43)	(1.52)	8.21
	12/31/00		10.73	0.00	(1.00)	(1.00)	9.73
	12/31/99	(1)	10.00	0.00	0.73	0.73	10.73

WRL Munder Net50 Subaccount

Class A	12/31/02		8.45	(0.07)	(3.24)	(3.31)	5.14
	12/31/01		11.47	(0.07)	(2.95)	(3.02)	8.45
	12/31/00		11.64	0.19	(0.36)	(0.17)	11.47
	12/31/99	(1)	10.00	0.23	1.41	1.64	11.64

Class B	12/31/02		8.41	(0.08)	(3.22)	(3.30)	5.11
	12/31/01		11.44	(0.08)	(2.95)	(3.03)	8.41
	12/31/00		11.63	0.17	(0.36)	(0.19)	11.44
	12/31/99	(1)	10.00	0.44	1.19	1.63	11.63

Class C	12/31/02		7.85	(0.08)	(3.01)	(3.09)	4.76
	12/31/01		10.70	(0.10)	(2.75)	(2.85)	7.85
	12/31/00		10.89	0.05	(0.24)	(0.19)	10.70
	12/31/99	(1)	10.00	0.49	0.40	0.89	10.89

Class D	12/31/02		7.84	(0.11)	(2.99)	(3.10)	4.74
	12/31/01		10.71	(0.12)	(2.75)	(2.87)	7.84
	12/31/00		10.89	0.02	(0.20)	(0.18)	10.71
	12/31/99	(1)	10.00	0.49	0.40	0.89	10.89

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL Marsico Growth Subaccount

Class A	12/31/02		(26.90)%	$5,338	(1.16)%	1.25%
	12/31/01		(15.16)	5,508	(0.59)	1.25
	12/31/00		(9.16)	2,254	0.18	1.25
	12/31/99	(1)	16.52	1,317	(1.25)	1.25

Class B	12/31/02		(27.01)	13,933	(1.30)	1.40
	12/31/01		(15.29)	18,852	(0.53)	1.40
	12/31/00		(9.30)	12,122	0.16	1.40
	12/31/99	(1)	16.40	5,865	(1.40)	1.40

Class C	12/31/02		(27.20)	3,470	(1.56)	1.65
	12/31/01		(15.50)	627	(0.86)	1.65
	12/31/00		(9.38)	278	0.52	1.65
	12/31/99	(1)	7.31	27	0.00	1.65

Class D	12/31/02		(27.31)	199	(1.72)	1.80
	12/31/01		(15.63)	88	(1.07)	1.80
	12/31/00		(9.32)	98	0.03	1.80
	12/31/99	(1)	7.31	27	0.00	1.80

WRL Munder Net50 Subaccount

Class A	12/31/02		(39.18)	1,962	(1.25)	1.25
	12/31/01		(26.35)	1,048	(0.73)	1.25
	12/31/00		(1.50)	697	1.62	1.25
	12/31/99	(1)	16.42	429	3.36	1.25

Class B	12/31/02		(39.27)	8,136	(1.40)	1.40
	12/31/01		(26.46)	7,428	(0.86)	1.40
	12/31/00		(1.65)	4,708	1.45	1.40
	12/31/99	(1)	16.31	1,935	6.35	1.40

Class C	12/31/02		(39.43)	958	(1.65)	1.65
	12/31/01		(26.64)	201	(1.20)	1.65
	12/31/00		(1.74)	96	0.44	1.65
	12/31/99	(1)	8.91	27	54.08	1.65

Class D	12/31/02		(39.52)	36	(1.80)	1.80
	12/31/01		(26.75)	61	(1.31)	1.80
	12/31/00		(1.67)	75	0.19	1.80
	12/31/99	(1)	8.91	27	54.08	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL T. Rowe Price Dividend Growth Subaccount

Class A	12/31/02		$9.43	$(0.07)	$(1.80)	$(1.87)	$7.56
	12/31/01		9.96	(0.07)	(0.46)	(0.53)	9.43
	12/31/00		9.18	(0.08)	0.86	0.78	9.96
	12/31/99	(1)	10.00	(0.08)	(0.74)	(0.82)	9.18

Class B	12/31/02		9.39	(0.08)	(1.79)	(1.87)	7.52
	12/31/01		9.94	(0.09)	(0.46)	(0.55)	9.39
	12/31/00		9.17	(0.09)	0.86	0.77	9.94
	12/31/99	(1)	10.00	(0.09)	(0.74)	(0.83)	9.17

Class C	12/31/02		10.07	(0.10)	(1.93)	(2.03)	8.04
	12/31/01		10.69	(0.13)	(0.49)	(0.62)	10.07
	12/31/00		9.87	(0.12)	0.94	0.82	10.69
	12/31/99	(1)	10.00	0.00	(0.13)	(0.13)	9.87

Class D	12/31/02		10.06	(0.09)	(1.95)	(2.04)	8.02
	12/31/01		10.69	(0.15)	(0.48)	(0.63)	10.06
	12/31/00		9.87	(0.09)	0.91	0.82	10.69
	12/31/99	(1)	10.00	0.00	(0.13)	(0.13)	9.87

WRL T. Rowe Price Small Cap Subaccount

Class A	12/31/02		11.07	(0.11)	(3.02)	(3.13)	7.94
	12/31/01		12.42	(0.14)	(1.21)	(1.35)	11.07
	12/31/00		13.73	(0.01)	(1.30)	(1.31)	12.42
	12/31/99	(1)	10.00	0.47	3.26	3.73	13.73

Class B	12/31/02		11.03	(0.13)	(3.00)	(3.13)	7.90
	12/31/01		12.38	(0.15)	(1.20)	(1.35)	11.03
	12/31/00		13.72	(0.03)	(1.31)	(1.34)	12.38
	12/31/99	(1)	10.00	0.36	3.36	3.72	13.72

Class C	12/31/02		9.13	(0.11)	(2.50)	(2.61)	6.52
	12/31/01		10.28	(0.15)	(1.00)	(1.15)	9.13
	12/31/00		11.40	(0.05)	(1.07)	(1.12)	10.28
	12/31/99	(1)	10.00	0.35	1.05	1.40	11.40

Class D	12/31/02		9.12	(0.06)	(2.55)	(2.61)	6.51
	12/31/01		10.29	(0.16)	(1.01)	(1.17)	9.12
	12/31/00		11.40	(0.04)	(1.07)	(1.11)	10.29
	12/31/99	(1)	10.00	0.35	1.05	1.40	11.40

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL T. Rowe Price Dividend Growth Subaccount

Class A	12/31/02		(19.83)%	$5,586	(0.78)%	1.25%
	12/31/01		(5.36)	7,190	(0.80)	1.25
	12/31/00		8.50	3,778	(0.82)	1.25
	12/31/99	(1)	(8.17)	1,812	(1.25)	1.25

Class B	12/31/02		(19.95)	23,146	(0.92)	1.40
	12/31/01		(5.50)	26,636	(0.95)	1.40
	12/31/00		8.34	11,159	(0.93)	1.40
	12/31/99	(1)	(8.27)	6,346	(1.40)	1.40

Class C	12/31/02		(20.15)	3,014	(1.15)	1.65
	12/31/01		(5.74)	1,473	(1.27)	1.65
	12/31/00		8.24	260	(1.19)	1.65
	12/31/99	(1)	(1.28)	25	0.00	1.65

Class D	12/31/02		(20.27)	99	(1.39)	1.80
	12/31/01		(5.88)	46	(1.45)	1.80
	12/31/00		8.32	40	(0.92)	1.80
	12/31/99	(1)	(1.28)	25	0.00	1.80

WRL T. Rowe Price Small Cap Subaccount

Class A	12/31/02		(28.25)	6,290	(1.25)	1.25
	12/31/01		(10.84)	7,670	(1.25)	1.25
	12/31/00		(9.59)	6,379	(0.07)	1.25
	12/31/99	(1)	37.33	3,909	6.22	1.25

Class B	12/31/02		(28.36)	18,821	(1.40)	1.40
	12/31/01		(10.97)	21,765	(1.40)	1.40
	12/31/00		(9.73)	14,407	(0.23)	1.40
	12/31/99	(1)	37.19	4,930	4.79	1.40

Class C	12/31/02		(28.54)	3,604	(1.65)	1.65
	12/31/01		(11.19)	724	(1.65)	1.65
	12/31/00		(9.81)	415	(0.48)	1.65
	12/31/99	(1)	13.98	28	38.09	1.65

Class D	12/31/02		(28.65)	257	(1.80)	1.80
	12/31/01		(11.33)	25	(1.80)	1.80
	12/31/00		(9.75)	26	(0.37)	1.80
	12/31/99	(1)	13.98	28	38.09	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL Salomon All Cap Subaccount

Class A	12/31/02		$13.50	$(0.03)	$(3.43)	$(3.46)	$10.04
	12/31/01		13.39	0.07	0.04	0.11	13.50
	12/31/00		11.46	0.18	1.75	1.93	13.39
	12/31/99	(1)	10.00	0.37	1.09	1.46	11.46

Class B	12/31/02		13.44	(0.05)	(3.41)	(3.46)	9.98
	12/31/01		13.36	0.05	0.03	0.08	13.44
	12/31/00		11.45	0.17	1.74	1.91	13.36
	12/31/99	(1)	10.00	0.40	1.05	1.45	11.45

Class C	12/31/02		12.24	(0.04)	(3.14)	(3.18)	9.06
	12/31/01		12.19	(0.01)	0.06	0.05	12.24
	12/31/00		10.46	0.17	1.56	1.73	12.19
	12/31/99	(1)	10.00	0.34	0.12	0.46	10.46

Class D	12/31/02		12.23	(0.04)	(3.15)	(3.19)	9.04
	12/31/01		12.20	(0.04)	0.07	0.03	12.23
	12/31/00		10.46	0.14	1.60	1.74	12.20
	12/31/99	(1)	10.00	0.34	0.12	0.46	10.46

WRL PBHG Mid Cap Growth Subaccount

Class A	12/31/02		9.44	(0.10)	(2.66)	(2.76)	6.68
	12/31/01		14.92	(0.14)	(5.34)	(5.48)	9.44
	12/31/00		17.65	(0.02)	(2.71)	(2.73)	14.92
	12/31/99	(1)	10.00	(0.02)	7.67	7.65	17.65

Class B	12/31/02		9.40	(0.11)	(2.65)	(2.76)	6.64
	12/31/01		14.89	(0.15)	(5.34)	(5.49)	9.40
	12/31/00		17.63	(0.05)	(2.69)	(2.74)	14.89
	12/31/99	(1)	10.00	(0.02)	7.65	7.63	17.63

Class C	12/31/02		6.43	(0.08)	(1.82)	(1.90)	4.53
	12/31/01		10.20	(0.12)	(3.65)	(3.77)	6.43
	12/31/00		12.09	(0.05)	(1.84)	(1.89)	10.20
	12/31/99	(1)	10.00	0.03	2.06	2.09	12.09

Class D	12/31/02		6.42	(0.09)	(1.81)	(1.90)	4.52
	12/31/01		10.21	(0.13)	(3.66)	(3.79)	6.42
	12/31/00		12.09	(0.05)	(1.83)	(1.88)	10.21
	12/31/99	(1)	10.00	0.03	2.06	2.09	12.09

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL Salomon All Cap Subaccount

Class A	12/31/02		(25.65)%	$19,926	(0.28)%	1.25%
	12/31/01		0.82	34,009	0.51	1.25
	12/31/00		16.83	11,475	1.40	1.25
	12/31/99	(1)	14.60	1,374	5.20	1.25

Class B	12/31/02		(25.76)	93,403	(0.43)	1.40
	12/31/01		0.67	141,303	0.38	1.40
	12/31/00		16.65	54,870	1.30	1.40
	12/31/99	(1)	14.49	4,867	5.63	1.40

Class C	12/31/02		(25.95)	6,173	(0.44)	1.65
	12/31/01		0.41	3,718	(0.05)	1.65
	12/31/00		16.55	1,127	1.43	1.65
	12/31/99	(1)	4.59	26	38.27	1.65

Class D	12/31/02		(26.06)	768	(0.53)	1.80
	12/31/01		0.26	400	(0.31)	1.80
	12/31/00		16.63	354	1.20	1.80
	12/31/99	(1)	4.59	26	38.27	1.80

WRL PBHG Mid Cap Growth Subaccount

Class A	12/31/02		(29.29)	4,234	(1.25)	1.25
	12/31/01		(36.72)	8,978	(1.25)	1.25
	12/31/00		(15.46)	22,718	(0.12)	1.25
	12/31/99	(1)	76.51	6,660	(0.22)	1.25

Class B	12/31/02		(29.39)	35,191	(1.40)	1.40
	12/31/01		(36.82)	71,192	(1.40)	1.40
	12/31/00		(15.58)	136,151	(0.26)	1.40
	12/31/99	(1)	76.33	25,604	(0.26)	1.40

Class C	12/31/02		(29.57)	1,531	(1.65)	1.65
	12/31/01		(36.98)	1,577	(1.65)	1.65
	12/31/00		(15.66)	1,787	(0.36)	1.65
	12/31/99	(1)	20.92	30	3.47	1.65

Class D	12/31/02		(29.67)	228	(1.80)	1.80
	12/31/01		(37.07)	264	(1.80)	1.80
	12/31/00		(15.60)	355	(0.35)	1.80
	12/31/99	(1)	20.92	30	3.47	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL Dreyfus Mid Cap Subaccount

Class A	12/31/02		$11.25	$(0.13)	$(1.43)	$(1.56)	$9.69
	12/31/01		11.85	0.00	(0.60)	(0.60)	11.25
	12/31/00		10.63	0.15	1.07	1.22	11.85
	12/31/99	(1)	10.00	(0.08)	0.71	0.63	10.63

Class B	12/31/02		11.20	(0.14)	(1.42)	(1.56)	9.64
	12/31/01		11.82	(0.01)	(0.61)	(0.62)	11.20
	12/31/00		10.62	0.21	0.99	1.20	11.82
	12/31/99	(1)	10.00	(0.09)	0.71	0.62	10.62

Class C	12/31/02		11.05	(0.15)	(1.42)	(1.57)	9.48
	12/31/01		11.69	(0.06)	(0.58)	(0.64)	11.05
	12/31/00		10.51	0.26	0.92	1.18	11.69
	12/31/99	(1)	10.00	0.00	0.51	0.51	10.51

Class D	12/31/02		11.04	(0.10)	(1.48)	(1.58)	9.46
	12/31/01		11.70	(0.07)	(0.59)	(0.66)	11.04
	12/31/00		10.51	0.04	1.15	1.19	11.70
	12/31/99	(1)	10.00	0.00	0.51	0.51	10.51

WRL Value Line Aggressive Growth Subaccount

Class A	12/31/02		7.92	(0.09)	(1.81)	(1.90)	6.02
	12/31/01		8.95	(0.10)	(0.93)	(1.03)	7.92
	12/31/00	(1)	10.00	(0.08)	(0.97)	(1.05)	8.95

Class B	12/31/02		7.90	(0.10)	(1.80)	(1.90)	6.00
	12/31/01		8.95	(0.11)	(0.94)	(1.05)	7.90
	12/31/00	(1)	10.00	(0.09)	(0.96)	(1.05)	8.95

Class C	12/31/02		7.87	(0.10)	(1.81)	(1.91)	5.96
	12/31/01		8.93	(0.13)	(0.93)	(1.06)	7.87
	12/31/00	(1)	10.00	(0.11)	(0.96)	(1.07)	8.93

Class D	12/31/02		7.85	(0.12)	(1.79)	(1.91)	5.94
	12/31/01		8.92	(0.14)	(0.93)	(1.07)	7.85
	12/31/00	(1)	10.00	(0.12)	(0.96)	(1.08)	8.92

WRL Great Companies - AmericaSM Subaccount

Class A	12/31/02		9.79	(0.09)	(2.04)	(2.13)	7.66
	12/31/01		11.28	(0.09)	(1.40)	(1.49)	9.79
	12/31/00	(1)	10.00	(0.09)	1.37	1.28	11.28

Class B	12/31/02		9.76	(0.10)	(2.03)	(2.13)	7.63
	12/31/01		11.27	(0.10)	(1.41)	(1.51)	9.76
	12/31/00	(1)	10.00	(0.10)	1.37	1.27	11.27

Class C	12/31/02		9.72	(0.12)	(2.02)	(2.14)	7.58
	12/31/01		11.25	(0.13)	(1.40)	(1.53)	9.72
	12/31/00	(1)	10.00	(0.12)	1.37	1.25	11.25

Class D	12/31/02		9.70	(0.11)	(2.04)	(2.15)	7.55
	12/31/01		11.24	(0.15)	(1.39)	(1.54)	9.70
	12/31/00	(1)	10.00	(0.13)	1.37	1.24	11.24

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL Dreyfus Mid Cap Subaccount

Class A	12/31/02		(13.80)%	$4,832	(1.24)%	1.25%
	12/31/01		(5.14)	3,441	(0.01)	1.25
	12/31/00		11.52	1,839	1.25	1.25
	12/31/99	(1)	6.30	800	(1.25)	1.25

Class B	12/31/02		(13.93)	30,894	(1.36)	1.40
	12/31/01		(5.28)	20,985	(0.10)	1.40
	12/31/00		11.35	10,671	1.78	1.40
	12/31/99	(1)	6.20	2,227	(1.40)	1.40

Class C	12/31/02		(14.15)	3,561	(1.63)	1.65
	12/31/01		(5.52)	535	(0.43)	1.65
	12/31/00		11.25	293	2.27	1.65
	12/31/99	(1)	5.10	26	0.00	1.65

Class D	12/31/02		(14.28)	240	(1.82)	1.80
	12/31/01		(5.66)	34	(0.67)	1.80
	12/31/00		11.33	35	0.38	1.80
	12/31/99	(1)	5.10	26	0.00	1.80

WRL Value Line Aggressive Growth Subaccount

Class A	12/31/02		(23.95)	451	(1.25)	1.25
	12/31/01		(11.52)	1,075	(1.25)	1.25
	12/31/00	(1)	(10.46)	730	(1.25)	1.25

Class B	12/31/02		(24.06)	4,292	(1.40)	1.40
	12/31/01		(11.66)	5,135	(1.40)	1.40
	12/31/00	(1)	(10.55)	3,755	(1.40)	1.40

Class C	12/31/02		(24.25)	454	(1.65)	1.65
	12/31/01		(11.88)	142	(1.64)	1.65
	12/31/00	(1)	(10.70)	114	(1.65)	1.65

Class D	12/31/02		(24.37)	54	(1.80)	1.80
	12/31/01		(12.01)	68	(1.80)	1.80
	12/31/00	(1)	(10.79)	27	(1.80)	1.80

WRL Great Companies - AmericaSM Subaccount

Class A	12/31/02		(21.68)	13,159	(1.02)	1.25
	12/31/01		(13.29)	19,052	(0.91)	1.25
	12/31/00	(1)	12.85	8,647	(1.25)	1.25

Class B	12/31/02		(21.79)	92,065	(1.16)	1.40
	12/31/01		(13.42)	97,739	(1.05)	1.40
	12/31/20	(1)	12.73	62,872	(1.40)	1.40

Class C	12/31/02		(21.99)	19,208	(1.43)	1.65
	12/31/01		(13.63)	15,139	(1.40)	1.65
	12/31/00	(1)	12.54	3,035	(1.65)	1.65

Class D	12/31/02		(22.11)	845	(1.62)	1.80
	12/31/01		(13.76)	322	(1.50)	1.80
	12/31/00	(1)	12.43	415	(1.80)	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL Great Companies - TechnologySM Subaccount

Class A	12/31/02		$4.16	$(0.03)	$(1.59)	$(1.62)	$2.54
	12/31/01		6.68	(0.06)	(2.46)	(2.52)	4.16
	12/31/00	(1)	10.00	(0.07)	(3.25)	(3.32)	6.68

Class B	12/31/02		4.15	(0.05)	(1.57)	(1.62)	2.53
	12/31/01		6.68	(0.07)	(2.46)	(2.53)	4.15
	12/31/00	(1)	10.00	(0.08)	(3.24)	(3.32)	6.68

Class C	12/31/02		4.13	(0.05)	(1.56)	(1.61)	2.52
	12/31/01		6.67	(0.07)	(2.47)	(2.54)	4.13
	12/31/00	(1)	10.00	(0.09)	(3.24)	(3.33)	6.67

Class D	12/31/02		4.12	(0.05)	(1.56)	(1.61)	2.51
	12/31/01		6.66	(0.08)	(2.46)	(2.54)	4.12
	12/31/00	(1)	10.00	(0.10)	(3.24)	(3.34)	6.66

WRL Great Companies - Global[2] Subaccount

Class A	12/31/02		6.98	(0.07)	(1.50)	(1.57)	5.41
	12/31/01		8.50	(0.08)	(1.44)	(1.52)	6.98
	12/31/00	(1)	10.00	(0.04)	(1.46)	(1.50)	8.50

Class B	12/31/02		6.97	(0.08)	(1.49)	(1.57)	5.40
	12/31/01		8.50	(0.09)	(1.44)	(1.53)	6.97
	12/31/00	(1)	10.00	(0.04)	(1.46)	(1.50)	8.50

Class C	12/31/02		6.95	(0.09)	(1.50)	(1.59)	5.36
	12/31/01		8.49	(0.11)	(1.43)	(1.54)	6.95
	12/31/00	(1)	10.00	(0.05)	(1.46)	(1.51)	8.49

Class D	12/31/02		6.93	(0.04)	(1.55)	(1.59)	5.34
	12/31/01		8.49	(0.13)	(1.43)	(1.56)	6.93
	12/31/00	(1)	10.00	(0.05)	(1.46)	(1.51)	8.49

WRL Gabelli Global Growth Subaccount

Class A	12/31/02		8.04	(0.06)	(1.33)	(1.39)	6.65
	12/31/01		9.06	(0.09)	(0.93)	(1.02)	8.04
	12/31/00	(1)	10.00	(0.04)	(0.90)	(0.94)	9.06

Class B	12/31/02		8.03	(0.07)	(1.34)	(1.41)	6.62
	12/31/01		9.06	(0.10)	(0.93)	(1.03)	8.03
	12/31/00	(1)	10.00	(0.04)	(0.90)	(0.94)	9.06

Class C	12/31/02		8.00	(0.07)	(1.34)	(1.41)	6.59
	12/31/01		9.05	(0.12)	(0.93)	(1.05)	8.00
	12/31/00	(1)	10.00	(0.05)	(0.90)	(0.95)	9.05

Class D	12/31/02		7.98	(0.08)	(1.34)	(1.42)	6.56
	12/31/01		9.04	(0.14)	(0.92)	(1.06)	7.98
	12/31/00	(1)	10.00	(0.06)	(0.90)	(0.96)	9.04

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL Great Companies - TechnologySM Subaccount

Class A	12/31/02		(38.89)%	$1,518	(1.25)%	1.25%
	12/31/01		(37.73)	3,193	(1.25)	1.25
	12/31/00	(1)	(33.17)	2,489	(1.25)	1.25

Class B	12/31/02		(38.98)	13,652	(1.40)	1.40
	12/31/01		(37.82)	21,142	(1.40)	1.40
	12/31/00	(1)	(33.23)	18,603	(1.40)	1.40

Class C	12/31/02		(39.13)	2,764	(1.65)	1.65
	12/31/01		(37.98)	1,676	(1.65)	1.65
	12/31/00	(1)	(33.35)	288	(1.65)	1.65

Class D	12/31/02		(39.22)	181	(1.80)	1.80
	12/31/01		(38.07)	113	(1.80)	1.80
	12/31/00	(1)	(33.41)	132	(1.80)	1.80

WRL Great Companies - Global [2] Subaccount

Class A	12/31/02		(22.49)	1,258	(1.21)	1.25
	12/31/01		(17.87)	1,743	(1.21)	1.25
	12/31/00	(1)	(14.95)	1,088	(1.25)	1.25

Class B	12/31/02		(22.60)	10,492	(1.35)	1.40
	12/31/01		(17.99)	8,817	(1.36)	1.40
	12/31/00	(1)	(14.96)	3,093	(1.40)	1.40

Class C	12/31/02		(22.80)	3,074	(1.60)	1.65
	12/31/01		(18.20)	1,101	(1.61)	1.65
	12/31/00	(1)	(15.07)	165	(1.65)	1.65

Class D	12/31/02		(22.91)	160	(1.77)	1.80
	12/31/01		(18.32)	17	(1.78)	1.80
	12/31/00	(1)	(15.11)	21	(1.80)	1.80

WRL Gabelli Global Growth Subaccount

Class A	12/31/02		(17.34)	7,333	(0.85)	1.25
	12/31/01		(11.23)	6,521	(1.13)	1.25
	12/31/00	(1)	(9.38)	1,403	(1.25)	1.25

Class B	12/31/02		(17.47)	37,515	(1.03)	1.40
	12/31/01		(11.36)	39,787	(1.25)	1.40
	12/31/00	(1)	(9.45)	8,995	(1.40)	1.40

Class C	12/31/02		(17.67)	4,605	(0.95)	1.65
	12/31/01		(11.59)	1,926	(1.51)	1.65
	12/31/00	(1)	(9.50)	277	(1.65)	1.65

Class D	12/31/02		(17.80)	332	(1.52)	1.80
	12/31/01		(11.72)	109	(1.68)	1.80
	12/31/00	(1)	(9.60)	183	(1.80)	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL LKCM Capital Growth Subaccount

Class A	12/31/02		$6.73	$(0.06)	$(3.69)	$(3.75)	$2.98
	12/31/01		11.18	0.00	(4.45)	(4.45)	6.73
	12/31/00	(1)	10.00	(0.01)	1.19	1.18	11.18

Class B	12/31/02		6.72	(0.06)	(3.69)	(3.75)	2.97
	12/31/01		11.18	(0.02)	(4.44)	(4.46)	6.72
	12/31/00	(1)	10.00	(0.01)	1.19	1.18	11.18

Class C	12/31/02		6.71	(0.05)	(3.70)	(3.75)	2.96
	12/31/01		11.17	(0.03)	(4.43)	(4.46)	6.71
	12/31/00	(1)	10.00	(0.02)	1.19	1.17	11.17

Class D	12/31/02		6.69	(0.04)	(3.70)	(3.74)	2.95
	12/31/01		11.17	(0.05)	(4.43)	(4.48)	6.69
	12/31/00	(1)	10.00	(0.02)	1.19	1.17	11.17

WRL Conservative Asset Allocation Subaccount

Class A	12/31/02	(1)	10.00	(0.06)	(0.93)	(0.99)	9.01

Class B	12/31/02	(1)	10.00	(0.08)	(0.92)	(1.00)	9.00

Class C	12/31/02	(1)	10.00	(0.07)	(0.94)	(1.01)	8.99

Class D	12/31/02	(1)	10.00	(0.07)	(0.95)	(1.02)	8.98

WRL Moderate Asset Allocation Subaccount

Class A	12/31/02	(1)	10.00	(0.06)	(1.20)	(1.26)	8.74

Class B	12/31/02	(1)	10.00	(0.08)	(1.19)	(1.27)	8.73

Class C	12/31/02	(1)	10.00	(0.07)	(1.22)	(1.29)	8.71

Class D	12/31/02	(1)	10.00	(0.06)	(1.24)	(1.30)	8.70

WRL Moderately Aggressive Asset Allocation Subaccount

Class A	12/31/02	(1)	10.00	(0.06)	(1.49)	(1.55)	8.45

Class B	12/31/02	(1)	10.00	(0.06)	(1.50)	(1.56)	8.44

Class C	12/31/02	(1)	10.00	(0.08)	(1.49)	(1.57)	8.43

Class D	12/31/02	(1)	10.00	(0.06)	(1.52)	(1.58)	8.42

WRL Aggressive Asset Allocation Subaccount

Class A	12/31/02	(1)	10.00	(0.06)	(1.84)	(1.90)	8.10

Class B	12/31/02	(1)	10.00	(0.07)	(1.84)	(1.91)	8.09

Class C	12/31/02	(1)	10.00	(0.05)	(1.87)	(1.92)	8.08

Class D	12/31/02	(1)	10.00	(0.04)	(1.89)	(1.93)	8.07

WRL PIMCO Total Return Subaccount

Class A	12/31/02	(1)	10.00	(0.08)	0.61	0.53	10.53

Class B	12/31/02	(1)	10.00	(0.09)	0.61	0.52	10.52

Class C	12/31/02	(1)	10.00	(0.09)	0.59	0.50	10.50

Class D	12/31/02	(1)	10.00	(0.07)	0.56	0.49	10.49

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL LKCM Capital Growth Subaccount

Class A	12/31/02		(55.69)%	$299	(1.25)%	1.25%
	12/31/01		(39.76)	1,101	0.01	1.25
	12/31/00	(1)	11.79	158	(1.25)	1.25

Class B	12/31/02		(55.75)	2,287	(1.40)	1.40
	12/31/01		(39.85)	3,773	(0.26)	1.40
	12/31/00	(1)	11.77	349	(1.40)	1.40

Class C	12/31/02		(55.86)	1,150	(1.65)	1.65
	12/31/01		(40.00)	316	(0.37)	1.65
	12/31/00	(1)	11.75	148	(1.65)	1.65

Class D	12/31/02		(55.93)	96	(1.80)	1.80
	12/31/01		(40.09)	84	(0.58)	1.80
	12/31/00	(1)	11.74	140	(1.80)	1.80

WRL Conservative Asset Allocation Subaccount

Class A	12/31/02	(1)	(9.86)	10,424	(1.25)	1.25

Class B	12/31/02	(1)	(9.95)	26,908	(1.40)	1.40

Class C	12/31/02	(1)	(10.10)	12,866	(1.65)	1.65

Class D	12/31/02	(1)	(10.19)	5,440	(1.80)	1.80

WRL Moderate Asset Allocation Subaccount

Class A	12/31/02	(1)	(12.64)	15,155	(1.25)	1.25

Class B	12/31/02	(1)	(12.73)	76,720	(1.40)	1.40

Class C	12/31/02	(1)	(12.87)	25,794	(1.65)	1.65

Class D	12/31/02	(1)	(12.96)	4,229	(1.80)	1.80

WRL Moderately Aggressive Asset Allocation Subaccount

Class A	12/31/02	(1)	(15.51)	13,286	(1.25)	1.25

Class B	12/31/02	(1)	(15.60)	76,325	(1.40)	1.40

Class C	12/31/02	(1)	(15.74)	20,245	(1.65)	1.65

Class D	12/31/02	(1)	(15.82)	4,884	(1.80)	1.80

WRL Aggressive Asset Allocation Subaccount

Class A	12/31/02	(1)	(18.98)	3,371	(1.25)	1.25

Class B	12/31/02	(1)	(19.07)	25,467	(1.40)	1.40

Class C	12/31/02	(1)	(19.20)	9,225	(1.65)	1.65

Class D	12/31/02	(1)	(19.28)	1,050	(1.80)	1.80

WRL PIMCO Total Return Subaccount

Class A	12/31/02	(1)	5.31	10,941	(1.25)	1.25

Class B	12/31/02	(1)	5.21	33,901	(1.40)	1.40

Class C	12/31/02	(1)	5.03	6,381	(1.65)	1.65

Class D	12/31/02	(1)	4.92	885	(1.80)	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

					Net Realized
			Accumulation		and	Net
			Unit Value,	Net	Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

WRL Janus Balanced Subaccount

Class A	12/31/02	(1)	$10.00	$(0.07)	$(0.52)	$(0.59)	$9.41

Class B	12/31/02	(1)	10.00	(0.08)	(0.52)	(0.60)	9.40

Class C	12/31/02	(1)	10.00	(0.07)	(0.54)	(0.61)	9.39

Class D	12/31/02	(1)	10.00	(0.08)	(0.54)	(0.62)	9.38

WRL Transamerica Convertible Securities Subaccount

Class A	12/31/02	(1)	10.00	(0.07)	(0.69)	(0.76)	9.24

Class B	12/31/02	(1)	10.00	(0.07)	(0.70)	(0.77)	9.23

Class C	12/31/02	(1)	10.00	(0.08)	(0.70)	(0.78)	9.22

Class D	12/31/02	(1)	10.00	(0.11)	(0.68)	(0.79)	9.21

WRL Transamerica Equity Subaccount

Class A	12/31/02	(1)	10.00	(0.07)	(1.42)	(1.49)	8.51

Class B	12/31/02	(1)	10.00	(0.08)	(1.42)	(1.50)	8.50

Class C	12/31/02	(1)	10.00	(0.08)	(1.43)	(1.51)	8.49

Class D	12/31/02	(1)	10.00	(0.07)	(1.45)	(1.52)	8.48

WRL Transamerica Growth Opportunities Subaccount

Class A	12/31/02	(1)	10.00	(0.06)	(2.04)	(2.10)	7.90

Class B	12/31/02	(1)	10.00	(0.07)	(2.04)	(2.11)	7.89

Class C	12/31/02	(1)	10.00	(0.06)	(2.06)	(2.12)	7.88

Class D	12/31/02	(1)	10.00	(0.07)	(2.06)	(2.13)	7.87

WRL Capital Guardian Value Subaccount

Class A	12/31/02	(1)	10.00	0.26	(2.37)	(2.11)	7.89

Class B	12/31/02	(1)	10.00	0.14	(2.26)	(2.12)	7.88

Class C	12/31/02	(1)	10.00	(0.01)	(2.12)	(2.13)	7.87

Class D	12/31/02	(1)	10.00	0.13	(2.27)	(2.14)	7.86

WRL Transamerica U.S. Government Securities Subaccount

Class A	12/31/02	(1)	10.00	0.11	0.33	0.44	10.44

Class B	12/31/02	(1)	10.00	0.12	0.31	0.43	10.43

Class C	12/31/02	(1)	10.00	0.04	0.37	0.41	10.41

Class D	12/31/02	(1)	10.00	0.01	0.39	0.40	10.40

WRL J.P. Morgan Enhanced Index Subaccount

Class A	12/31/02	(1)	10.00	(0.03)	(1.87)	(1.90)	8.10

Class B	12/31/02	(1)	10.00	(0.04)	(1.87)	(1.91)	8.09

Class C	12/31/02	(1)	10.00	(0.05)	(1.88)	(1.93)	8.07

Class D	12/31/02	(1)	10.00	(0.07)	(1.86)	(1.93)	8.07

WRL Capital Guardian U.S. Equity Subaccount

Class A	12/31/02	(1)	10.00	(0.03)	(1.95)	(1.98)	8.02

Class B	12/31/02	(1)	10.00	(0.04)	(1.95)	(1.99)	8.01

Class C	12/31/02	(1)	10.00	(0.05)	(1.95)	(2.00)	8.00

Class D	12/31/02	(1)	10.00	(0.06)	(1.95)	(2.01)	7.99

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

WRL Janus Balanced Subaccount

Class A	12/31/02	(1)	(5.89)%	$4,092	(1.25)%	1.25%

Class B	12/31/02	(1)	(5.99)	11,491	(1.40)	1.40

Class C	12/31/02	(1)	(6.15)	2,842	(1.65)	1.65

Class D	12/31/02	(1)	(6.24)	488	(1.80)	1.80

WRL Transamerica Convertible Securities Subaccount

Class A	12/31/02	(1)	(7.58)	505	(1.25)	1.25

Class B	12/31/02	(1)	(7.67)	1,911	(1.40)	1.40

Class C	12/31/02	(1)	(7.83)	601	(1.65)	1.65

Class D	12/31/02	(1)	(7.92)	42	(1.80)	1.80

WRL Transamerica Equity Subaccount

Class A	12/31/02	(1)	(14.90)	8,338	(1.25)	1.25

Class B	12/31/02	(1)	(14.98)	14,462	(1.40)	1.40

Class C	12/31/02	(1)	(15.13)	3,956	(1.65)	1.65

Class D	12/31/02	(1)	(15.21)	254	(1.80)	1.80

WRL Transamerica Growth Opportunities Subaccount

Class A	12/31/02	(1)	(21.03)	371	(1.25)	1.25

Class B	12/31/02	(1)	(21.11)	2,701	(1.40)	1.40

Class C	12/31/02	(1)	(21.24)	738	(1.65)	1.65

Class D	12/31/02	(1)	(21.32)	92	(1.80)	1.80

WRL Capital Guardian Value Subaccount

Class A	12/31/02	(1)	(21.09)	2,892	5.01	1.25

Class B	12/31/02	(1)	(21.17)	5,802	3.74	1.40

Class C	12/31/02	(1)	(21.30)	2,865	(0.28)	1.65

Class D	12/31/02	(1)	(21.38)	575	3.34	1.80

WRL Transamerica U.S. Government Securities Subaccount

Class A	12/31/02	(1)	4.40	1,796	2.22	1.25

Class B	12/31/02	(1)	4.30	11,384	1.92	1.40

Class C	12/31/02	(1)	4.12	2,381	0.75	1.65

Class D	12/31/02	(1)	4.02	309	0.31	1.80

WRL J.P. Morgan Enhanced Index Subaccount

Class A	12/31/02	(1)	(19.05)	653	(0.72)	1.25

Class B	12/31/02	(1)	(19.13)	2,371	(0.89)	1.40

Class C	12/31/02	(1)	(19.26)	666	(1.25)	1.65

Class D	12/31/02	(1)	(19.35)	25	(1.17)	1.80

WRL Capital Guardian U.S. Equity Subaccount

Class A	12/31/02	(1)	(19.83)	1,985	(0.60)	1.25

Class B	12/31/02	(1)	(19.91)	4,620	(1.00)	1.40

Class C	12/31/02	(1)	(20.04)	714	(1.36)	1.65

Class D	12/31/02	(1)	(20.12)	92	(1.45)	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

			Accumulation		Net Realized	Net
			Unit Value,	Net	and Unrealized	Income (Loss)	Accumulation
	Year		Beginning	Investment	Gain (Loss)	from	Unit Value,
	Ended		of Year	Income (Loss)	on Investment	Operations	End of Year

Fidelity VIP Growth Opportunities Subaccount

Class A	12/31/02		$7.20	$(0.01)	$(1.64)	$(1.65)	$5.55
	12/31/01		8.54	(0.07)	(1.27)	(1.34)	7.20
	12/31/00	(1)	10.00	(0.08)	(1.38)	(1.46)	8.54

Class B	12/31/02		7.18	(0.04)	(1.61)	(1.65)	5.53
	12/31/01		8.54	(0.08)	(1.28)	(1.36)	7.18
	12/31/00	(1)	10.00	(0.09)	(1.37)	(1.46)	8.54

Class C	12/31/02		7.15	(0.06)	(1.60)	(1.66)	5.49
	12/31/01		8.52	(0.10)	(1.27)	(1.37)	7.15
	12/31/00	(1)	10.00	(0.10)	(1.38)	(1.48)	8.52

Class D	12/31/02		7.14	(0.05)	(1.62)	(1.67)	5.47
	12/31/01		8.51	(0.10)	(1.27)	(1.37)	7.14
	12/31/00	(1)	10.00	(0.11)	(1.38)	(1.49)	8.51

Fidelity VIP Contrafund® Subaccount

Class A	12/31/02		8.09	(0.06)	(0.81)	(0.87)	7.22
	12/31/01		9.36	(0.07)	(1.20)	(1.27)	8.09
	12/31/00	(1)	10.00	(0.08)	(0.56)	(0.64)	9.36

Class B	12/31/02		8.07	(0.07)	(0.80)	(0.87)	7.20
	12/31/01		9.35	(0.07)	(1.21)	(1.28)	8.07
	12/31/00	(1)	10.00	(0.09)	(0.56)	(0.65)	9.35

Class C	12/31/02		8.04	(0.09)	(0.80)	(0.89)	7.15
	12/31/01		9.34	(0.08)	(1.22)	(1.30)	8.04
	12/31/00	(1)	10.00	(0.11)	(0.55)	(0.66)	9.34

Class D	12/31/02		8.02	(0.06)	(0.84)	(0.90)	7.12
	12/31/01		9.33	(0.08)	(1.23)	(1.31)	8.02
	12/31/00	(1)	10.00	(0.12)	(0.55)	(0.67)	9.33

Fidelity VIP Equity-Income Subaccount

Class A	12/31/02		10.26	0.03	(1.89)	(1.86)	8.40
	12/31/01		10.96	(0.08)	(0.62)	(0.70)	10.26
	12/31/00	(1)	10.00	(0.09)	1.05	0.96	10.96

Class B	12/31/02		10.24	0.01	(1.89)	(1.88)	8.36
	12/31/01		10.95	(0.09)	(0.62)	(0.71)	10.24
	12/31/00	(1)	10.00	(0.10)	1.05	0.95	10.95

Class C	12/31/02		10.19	(0.06)	(1.82)	(1.88)	8.31
	12/31/01		10.94	(0.01)	(0.74)	(0.75)	10.19
	12/31/00	(1)	10.00	(0.12)	1.06	0.94	10.94

Class D	12/31/02		10.17	(0.03)	(1.87)	(1.90)	8.27
	12/31/01		10.92	(0.01)	(0.74)	(0.75)	10.17
	12/31/00	(1)	10.00	(0.13)	1.05	0.92	10.92

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 5 — (continued)

				Net Assets	Ratio of Net
				at End of	Investment Income	Ratio of Expenses
	Year		Total	Year	(Loss) to Average	to Average
	Ended		Return	(in Thousands)	Net Assets	Net Assets

Fidelity VIP Growth Opportunities Subaccount

Class A	12/31/02		(22.98)%	$740	(0.16)%	1.25%
	12/31/01		(15.70)	1,206	(1.01)	1.25
	12/31/00	(1)	(14.56)	743	(1.25)	1.25

Class B	12/31/02		(23.09)	5,029	(0.62)	1.40
	12/31/01		(15.83)	5,079	(1.15)	1.40
	12/31/00	(1)	(14.65)	2,845	(1.40)	1.40

Class C	12/31/02		(23.29)	864	(1.14)	1.65
	12/31/01		(16.04)	287	1.36	1.65
	12/31/00	(1)	(14.79)	128	(1.65)	1.65

Class D	12/31/02		(23.40)	48	(0.94)	1.80
	12/31/01		(16.16)	33	(1.40)	1.80
	12/31/00	(1)	(14.88)	40	(1.80)	1.80

Fidelity VIP Contrafund® Subaccount

Class A	12/31/02		(10.73)	4,326	(0.82)	1.25
	12/31/01		(13.56)	2,386	(0.88)	1.25
	12/31/00	(1)	(6.38)	1,015	(1.25)	1.25

Class B	12/31/02		(10.86)	20,486	(0.89)	1.40
	12/31/01		(13.69)	11,282	(0.91)	1.40
	12/31/00	(1)	(6.48)	5,383	(1.40)	1.40

Class C	12/31/02		(11.08)	2,664	(1.31)	1.65
	12/31/01		(13.90)	609	1.52	1.65
	12/31/00	(1)	(6.63)	409	(1.65)	1.65

Class D	12/31/02		(11.22)	248	(1.17)	1.80
	12/31/01		(14.03)	80	(1.03)	1.80
	12/31/00	(1)	(6.73)	80	(1.80)	1.80

Fidelity VIP Equity-Income Subaccount

Class A	12/31/02		(18.18)	6,738	0.35	1.25
	12/31/01		(6.40)	6,937	(0.74)	1.25
	12/31/00	(1)	9.65	922	(1.25)	1.25

Class B	12/31/02		(18.31)	19,240	0.09	1.40
	12/31/01		(6.54)	17,834	(0.84)	1.40
	12/31/00	(1)	9.54	2,750	(1.40)	1.40

Class C	12/31/02		(18.51)	3,809	(0.67)	1.65
	12/31/01		(6.78)	1,232	(0.09)	1.65
	12/31/00	(1)	(9.35)	119	(1.65)	1.65

Class D	12/31/02		(18.63)	73	(0.42)	1.80
	12/31/01		(6.92)	38	(0.09)	1.80
	12/31/00	(1)	9.24	39	(1.80)	1.80

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 —	EQUITY TRANSACTIONS
(all amounts in thousands)

Unit Activity:
	Year	Units Outstanding -			Units Outstanding -
	Ended	Beginning of Year	Units Issued	Units Redeemed	End of Year

WRL Transamerica Money Market Subaccount

Class A	12/31/02	4,889	6,763	(7,181)	4,471
	12/31/01	3,863	11,607	(10,581)	4,889

Class B	12/31/02	22,584	72,256	(72,068)	22,772
	12/31/01	15,661	106,519	(99,596)	22,584

Class C	12/31/02	719	19,862	(15,613)	4,968
	12/31/01	230	1,639	(1,150)	719

Class D	12/31/02	51	328	(189)	190
	12/31/01	53	94	(96)	51

WRL AEGON Bond Subaccount

Class A	12/31/02	2,020	1,022	(1,008)	2,034
	12/31/01	1,557	1,301	(838)	2,020

Class B	12/31/02	9,621	9,180	(7,673)	11,128
	12/31/01	5,245	10,094	(5,718)	9,621

Class C	12/31/02	238	1,101	(345)	994
	12/31/01	22	365	(149)	238

Class D	12/31/02	3	153	(39)	117
	12/31/01	3	7	(7)	3

WRL Janus Growth Subaccount

Class A	12/31/02	8,639	585	(2,827)	6,397
	12/31/01	10,631	1,017	(3,009)	8,639

Class B	12/31/02	29,249	5,474	(12,476)	22,247
	12/31/01	34,642	10,798	(16,191)	29,249

Class C	12/31/02	1,340	1,449	(1,153)	1,636
	12/31/01	805	1,026	(491)	1,340

Class D	12/31/02	112	122	(73)	161
	12/31/01	111	36	(35)	112

WRL Janus Global Subaccount

Class A	12/31/02	6,380	439	(2,294)	4,525
	12/31/01	8,269	548	(2,437)	6,380

Class B	12/31/02	15,751	6,989	(11,257)	11,483
	12/31/01	20,630	9,573	(14,452)	15,751

Class C	12/31/02	297	6,913	(6,981)	229
	12/31/01	376	34	(113)	297

Class D	12/31/02	34	15	(8)	41
	12/31/01	43	3	(12)	34

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Capital Unit Transactions:
				Increase (Decrease)
	Year	Proceeds from	Cost of Units	in Net Assets from
	Ended	Units Issued	Redeemed	Capital Unit Transactions

WRL Transamerica Money Market Subaccount

Class A	12/31/02	$108,449	$(115,155)	$(6,706)
	12/31/01	183,933	(167,727)	16,206

Class B	12/31/02	961,625	(959,111)	2,514
	12/31/01	1,403,088	(1,312,108)	90,980

Class C	12/31/02	213,138	(167,544)	45,594
	12/31/01	17,499	(12,287)	5,212

Class D	12/31/02	3,510	(2,015)	1,495
	12/31/01	995	(1,026)	(31)

WRL AEGON Bond Subaccount

Class A	12/31/02	25,214	(24,589)	625
	12/31/01	30,238	(19,391)	10,847

Class B	12/31/02	154,162	(127,735)	26,427
	12/31/01	160,366	(90,595)	69,771

Class C	12/31/02	13,440	(4,197)	9,243
	12/31/01	4,157	(1,703)	2,454

Class D	12/31/02	1,876	(478)	1,398
	12/31/01	80	(80)	0

WRL Janus Growth Subaccount

Class A	12/31/02	22,935	(108,410)	(85,475)
	12/31/01	56,612	(160,801)	(104,189)

Class B	12/31/02	106,630	(231,474)	(124,844)
	12/31/01	287,654	(416,015)	(128,361)

Class C	12/31/02	5,913	(4,628)	1,285
	12/31/01	6,225	(2,760)	3,465

Class D	12/31/02	474	(293)	181
	12/31/01	215	(210)	5

WRL Janus Global Subaccount

Class A	12/31/02	11,860	(62,431)	(50,571)
	12/31/01	19,595	(84,803)	(65,208)

Class B	12/31/02	196,997	(312,164)	(115,167)
	12/31/01	336,736	(505,386)	(168,650)

Class C	12/31/02	36,094	(36,503)	(409)
	12/31/01	274	(853)	(579)

Class D	12/31/02	80	(46)	34
	12/31/01	20	(91)	(71)

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Unit Activity:
	Year	Units Outstanding -			Units Outstanding -
	Ended	Beginning of Year	Units Issued	Units Redeemed	End of Year

WRL LKCM Strategic Total Return Subaccount

Class A	12/31/02	5,179	448	(1,900)	3,727
	12/31/01	6,572	476	(1,869)	5,179

Class B	12/31/02	11,796	2,621	(5,054)	9,363
	12/31/01	14,889	3,324	(6,417)	11,796

Class C	12/31/02	276	404	(157)	523
	12/31/01	170	216	(110)	276

Class D	12/31/02	19	40	(20)	39
	12/31/01	21	11	(13)	19

WRL Van Kampen Emerging Growth Subaccount

Class A	12/31/02	4,479	311	(1,490)	3,300
	12/31/01	5,868	1,022	(2,411)	4,479

Class B	12/31/02	13,225	2,888	(5,860)	10,253
	12/31/01	16,201	7,222	(10,198)	13,225

Class C	12/31/02	640	1,129	(762)	1,007
	12/31/01	400	535	(295)	640

Class D	12/31/02	71	82	(55)	98
	12/31/01	77	14	(20)	71

WRL Alger Aggressive Growth Subaccount

Class A	12/31/02	2,841	297	(1,085)	2,053
	12/31/01	3,837	547	(1,543)	2,841

Class B	12/31/02	13,382	3,102	(6,065)	10,419
	12/31/01	16,289	4,140	(7,047)	13,382

Class C	12/31/02	383	670	(392)	661
	12/31/01	274	249	(140)	383

Class D	12/31/02	47	131	(60)	118
	12/31/01	50	15	(18)	47

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Capital Unit Transactions:
				Increase (Decrease)
	Year	Proceeds from	Cost of Units	in Net Assets from
	Ended	Units Issued	Redeemed	Capital Unit Transactions

WRL LKCM Strategic Total Return Subaccount

Class A	12/31/02	$8,449	$(35,777)	$(27,328)
	12/31/01	9,656	(37,610)	(27,954)

Class B	12/31/02	50,273	(94,841)	(44,568)
	12/31/01	67,035	(128,455)	(61,420)

Class C	12/31/02	3,471	(1,332)	2,139
	12/31/01	2,029	(1,009)	1,020

Class D	12/31/02	342	(171)	171
	12/31/01	105	(128)	(23)

WRL Van Kampen Emerging Growth Subaccount

Class A	12/31/02	9,102	(43,598)	(34,496)
	12/31/01	45,245	(102,117)	(56,872)

Class B	12/31/02	88,114	(172,137)	(84,023)
	12/31/01	315,176	(434,146)	(118,970)

Class C	12/31/02	5,921	(3,917)	2,004
	12/31/01	4,294	(2,227)	2,067

Class D	12/31/02	397	(269)	128
	12/31/01	108	(165)	(57)

WRL Alger Aggressive Growth Subaccount

Class A	12/31/02	5,786	(21,197)	(15,411)
	12/31/01	14,130	(38,546)	(24,416)

Class B	12/31/02	60,785	(116,411)	(55,626)
	12/31/01	104,181	(173,144)	(68,963)

Class C	12/31/02	3,241	(1,857)	1,384
	12/31/01	1,729	(900)	829

Class D	12/31/02	586	(273)	313
	12/31/01	102	(126)	(24)

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Unit Activity:
	Year	Units Outstanding -			Units Outstanding -
	Ended	Beginning of Year	Units Issued	Units Redeemed	End of Year

WRL Federated Growth & Income Subaccount

Class A	12/31/02	1,806	1,799	(1,380)	2,225
	12/31/01	981	1,834	(1,009)	1,806

Class B	12/31/02	7,937	7,659	(6,193)	9,403
	12/31/01	3,893	9,022	(4,978)	7,937

Class C	12/31/02	255	1,431	(506)	1,180
	12/31/01	24	317	(86)	255

Class D	12/31/02	3	104	(27)	80
	12/31/01	4	4	(5)	3

WRL Transamerica Value Balanced Subaccount

Class A	12/31/02	2,509	1,308	(1,279)	2,538
	12/31/01	2,770	988	(1,249)	2,509

Class B	12/31/02	8,056	6,600	(5,295)	9,361
	12/31/01	7,317	4,489	(3,750)	8,056

Class C	12/31/02	147	544	(204)	487
	12/31/01	22	182	(57)	147

Class D	12/31/02	2	52	(23)	31
	12/31/01	4	2	(4)	2

WRL PBHG/ NWQ Value Select Subaccount

Class A	12/31/02	1,920	503	(925)	1,498
	12/31/01	2,117	564	(761)	1,920

Class B	12/31/02	5,207	3,093	(3,636)	4,664
	12/31/01	5,064	3,466	(3,323)	5,207

Class C	12/31/02	113	578	(119)	572
	12/31/01	13	130	(30)	113

Class D	12/31/02	6	66	(32)	40
	12/31/01	7	16	(17)	6

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Capital Unit Transactions:
				Increase (Decrease)
	Year	Proceeds from	Cost of Units	in Net Assets from
	Ended	Units Issued	Redeemed	Capital Unit Transactions

WRL Federated Growth & Income Subaccount

Class A	12/31/02	$40,837	$(30,659)	$10,178
	12/31/01	38,541	(20,875)	17,666

Class B	12/31/02	172,425	(137,396)	35,029
	12/31/01	187,489	(102,802)	84,687

Class C	12/31/02	21,013	(7,322)	13,691
	12/31/01	4,425	(1,202)	3,223

Class D	12/31/02	1,497	(398)	1,099
	12/31/01	69	(73)	(4)

WRL Transamerica Value Balanced Subaccount

Class A	12/31/02	22,031	(20,063)	1,968
	12/31/01	18,010	(22,324)	(4,314)

Class B	12/31/02	110,598	(82,636)	27,962
	12/31/01	81,375	(66,453)	14,922

Class C	12/31/02	5,537	(2,002)	3,535
	12/31/01	2,101	(655)	1,446

Class D	12/31/02	510	(221)	289
	12/31/01	24	(39)	(15)

WRL PBHG/ NWQ Value Select Subaccount

Class A	12/31/02	7,365	(13,002)	(5,637)
	12/31/01	8,748	(11,685)	(2,937)

Class B	12/31/02	45,849	(52,047)	(6,198)
	12/31/01	53,748	(50,905)	2,843

Class C	12/31/02	5,829	(1,230)	4,599
	12/31/01	1,478	(330)	1,148

Class D	12/31/02	642	(320)	322
	12/31/01	196	(199)	(3)

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Unit Activity:
	Year	Units Outstanding -			Units Outstanding -
	Ended	Beginning of Year	Units Issued	Units Redeemed	End of Year

WRL American Century International Subaccount

Class A	12/31/02	418	556	(605)	369
	12/31/01	482	246	(310)	418

Class B	12/31/02	1,815	12,674	(12,331)	2,158
	12/31/01	1,769	10,240	(10,194)	1,815

Class C	12/31/02	71	3,997	(3,820)	248
	12/31/01	29	61	(19)	71

Class D	12/31/02	21	16	(14)	23
	12/31/01	17	10	(6)	21

WRL GE U.S. Equity Subaccount

Class A	12/31/02	2,055	376	(1,053)	1,378
	12/31/01	2,325	612	(882)	2,055

Class B	12/31/02	6,773	2,239	(3,237)	5,775
	12/31/01	7,666	2,730	(3,623)	6,773

Class C	12/31/02	160	260	(107)	313
	12/31/01	86	112	(38)	160

Class D	12/31/02	64	112	(60)	116
	12/31/01	35	34	(5)	64

WRL Third Avenue Value Subaccount

Class A	12/31/02	2,000	1,399	(1,358)	2,041
	12/31/01	1,213	1,966	(1,179)	2,000

Class B	12/31/02	6,522	5,696	(4,901)	7,317
	12/31/01	4,130	6,684	(4,292)	6,522

Class C	12/31/02	142	795	(150)	787
	12/31/01	39	150	(47)	142

Class D	12/31/02	7	62	(29)	40
	12/31/01	5	6	(4)	7

WRL Clarion Real Estate Securities Subaccount

Class A	12/31/02	405	1,128	(639)	894
	12/31/01	161	516	(272)	405

Class B	12/31/02	2,405	5,934	(3,746)	4,593
	12/31/01	1,056	3,170	(1,821)	2,405

Class C	12/31/02	38	349	(89)	298
	12/31/01	10	47	(19)	38

Class D	12/31/02	11	33	(16)	28
	12/31/01	10	9	(8)	11

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Capital Unit Transactions:
				Increase (Decrease)
	Year	Proceeds from	Cost of Units	in Net Assets from
	Ended	Units Issued	Redeemed	Capital Unit Transactions

WRL American Century International Subaccount

Class A	12/31/02	$4,692	$(5,095)	$(403)
	12/31/01	2,765	(3,321)	(556)

Class B	12/31/02	110,274	(107,480)	2,794
	12/31/01	109,673	(109,330)	343

Class C	12/31/02	23,323	(22,486)	837
	12/31/01	481	(147)	334

Class D	12/31/02	82	(76)	6
	12/31/01	75	(46)	29

WRL GE U.S. Equity Subaccount

Class A	12/31/02	5,109	(13,995)	(8,886)
	12/31/01	10,038	(14,102)	(4,064)

Class B	12/31/02	31,269	(43,799)	(12,530)
	12/31/01	43,821	(56,926)	(13,105)

Class C	12/31/02	2,091	(835)	1,256
	12/31/01	1,023	(364)	659

Class D	12/31/02	854	(443)	411
	12/31/01	318	(47)	271

WRL Third Avenue Value Subaccount

Class A	12/31/02	19,991	(18,857)	1,134
	12/31/01	27,984	(16,374)	11,610

Class B	12/31/02	81,225	(66,681)	14,544
	12/31/01	94,776	(59,169)	35,607

Class C	12/31/02	10,816	(2,027)	8,789
	12/31/01	2,158	(672)	1,486

Class D	12/31/02	793	(380)	413
	12/31/01	92	(60)	32

WRL Clarion Real Estate Securities Subaccount

Class A	12/31/02	13,375	(7,336)	6,039
	12/31/01	5,568	(2,852)	2,716

Class B	12/31/02	69,980	(43,216)	26,764
	12/31/01	33,628	(19,018)	14,610

Class C	12/31/02	5,224	(1,316)	3,908
	12/31/01	645	(252)	393

Class D	12/31/02	490	(239)	251
	12/31/01	115	(103)	12

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Unit Activity:
	Year	Units Outstanding -			Units Outstanding -
	Ended	Beginning of Year	Units Issued	Units Redeemed	End of Year

WRL Marsico Growth Subaccount

Class A	12/31/02	613	888	(688)	813
	12/31/01	213	617	(217)	613

Class B	12/31/02	2,108	2,501	(2,474)	2,135
	12/31/01	1,148	2,373	(1,413)	2,108

Class C	12/31/02	76	666	(162)	580
	12/31/01	29	58	(11)	76

Class D	12/31/02	11	57	(35)	33
	12/31/01	10	2	(1)	11

WRL Munder Net50 Subaccount

Class A	12/31/02	124	450	(192)	382
	12/31/01	61	343	(280)	124

Class B	12/31/02	883	2,043	(1,333)	1,593
	12/31/01	411	1,225	(753)	883

Class C	12/31/02	26	219	(44)	201
	12/31/01	9	24	(7)	26

Class D	12/31/02	8	13	(13)	8
	12/31/01	7	3	(2)	8

WRL T. Rowe Price Dividend Growth Subaccount

Class A	12/31/02	762	514	(537)	739
	12/31/01	379	830	(447)	762

Class B	12/31/02	2,836	2,387	(2,144)	3,079
	12/31/01	1,123	2,891	(1,178)	2,836

Class C	12/31/02	146	344	(115)	375
	12/31/01	24	126	(4)	146

Class D	12/31/02	5	27	(20)	12
	12/31/01	4	1	0	5

WRL T. Rowe Price Small Cap Subaccount

Class A	12/31/02	693	523	(424)	792
	12/31/01	514	573	(394)	693

Class B	12/31/02	1,974	3,928	(3,519)	2,383
	12/31/01	1,163	3,853	(3,042)	1,974

Class C	12/31/02	79	3,287	(2,814)	552
	12/31/01	40	62	(23)	79

Class D	12/31/02	3	40	(3)	40
	12/31/01	3	0	0	3

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Capital Unit Transactions:
				Increase (Decrease)
	Year	Proceeds from	Cost of Units	in Net Assets from
	Ended	Units Issued	Redeemed	Capital Unit Transactions

WRL Marsico Growth Subaccount

Class A	12/31/02	$6,395	$(4,921)	$1,474
	12/31/01	5,460	(1,959)	3,501

Class B	12/31/02	18,313	(17,393)	920
	12/31/01	22,282	(12,962)	9,320

Class C	12/31/02	4,254	(1,027)	3,227
	12/31/01	488	(91)	397

Class D	12/31/02	368	(226)	142
	12/31/01	13	(7)	6

WRL Munder Net50 Subaccount

Class A	12/31/02	2,648	(1,184)	1,464
	12/31/01	3,697	(2,577)	1,120

Class B	12/31/02	11,855	(7,785)	4,070
	12/31/01	12,362	(6,854)	5,508

Class C	12/31/02	1,164	(244)	920
	12/31/01	188	(54)	134

Class D	12/31/02	64	(60)	4
	12/31/01	22	(17)	5

WRL T. Rowe Price Dividend Growth Subaccount

Class A	12/31/02	4,395	(4,391)	4
	12/31/01	7,770	(4,140)	3,630

Class B	12/31/02	20,422	17,713)	2,709
	12/31/01	26,916	(10,791)	16,125

Class C	12/31/02	2,983	(999)	1,984
	12/31/01	1,250	(37)	1,213

Class D	12/31/02	241	(176)	65
	12/31/01	15	(6)	9

WRL T. Rowe Price Small Cap Subaccount

Class A	12/31/02	5,026	(3,941)	1,085
	12/31/01	6,165	(4,132)	2,033

Class B	12/31/02	37,285	(32,562)	4,723
	12/31/01	42,042	(32,644)	9,398

Class C	12/31/02	22,372	(19,088)	3,284
	12/31/01	537	(203)	334

Class D	12/31/02	260	(19)	241
	12/31/01	4	(2)	2

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Unit Activity:
	Year	Units Outstanding -			Units Outstanding -
	Ended	Beginning of Year	Units Issued	Units Redeemed	End of Year

WRL Salomon All Cap Subaccount

Class A	12/31/02	2,519	917	(1,451)	1,985
	12/31/01	857	2,988	(1,326)	2,519

Class B	12/31/02	10,510	6,607	(7,759)	9,358
	12/31/01	4,108	12,210	(5,808)	10,510

Class C	12/31/02	304	633	(256)	681
	12/31/01	93	299	(88)	304

Class D	12/31/02	33	98	(46)	85
	12/31/01	29	13	(9)	33

WRL PBHG Mid Cap Growth Subaccount

Class A	12/31/02	951	255	(572)	634
	12/31/01	1,522	1,164	(1,735)	951

Class B	12/31/02	7,570	7,653	(9,924)	5,299
	12/31/01	9,147	8,099	(9,676)	7,570

Class C	12/31/02	245	4,616	(4,523)	338
	12/31/01	175	222	(152)	245

Class D	12/31/02	41	42	(32)	51
	12/31/01	35	13	(7)	41

WRL Dreyfus Mid Cap Subaccount

Class A	12/31/02	306	1,006	(814)	498
	12/31/01	155	398	(247)	306

Class B	12/31/02	1,874	4,283	(2,952)	3,205
	12/31/01	902	1,917	(945)	1,874

Class C	12/31/02	48	459	(132)	375
	12/31/01	25	46	(23)	48

Class D	12/31/02	3	32	(10)	25
	12/31/01	4	0	(1)	3

WRL Value Line Aggressive Growth Subaccount

Class A	12/31/02	136	80	(141)	75
	12/31/01	81	170	(115)	136

Class B	12/31/02	650	744	(679)	715
	12/31/01	420	704	(474)	650

Class C	12/31/02	18	104	(46)	76
	12/31/01	13	53	(48)	18

Class D	12/31/02	9	15	(15)	9
	12/31/01	4	6	(1)	9

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Capital Unit Transactions:
				Increase (Decrease)
	Year	Proceeds from	Cost of Units	in Net Assets from
	Ended	Units Issued	Redeemed	Capital Unit Transactions

WRL Salomon All Cap Subaccount

Class A	12/31/02	$11,013	$(15,925)	$(4,912)
	12/31/01	40,607	(17,560)	23,047

Class B	12/31/02	79,844	(88,084)	(8,240)
	12/31/01	165,883	(76,004)	89,879

Class C	12/31/02	6,523	(2,520)	4,003
	12/31/01	3,627	(1,063)	2,564

Class D	12/31/02	914	(423)	491
	12/31/01	159	(107)	52

WRL PBHG Mid Cap Growth Subaccount

Class A	12/31/02	2,118	(4,519)	(2,401)
	12/31/01	13,396	(18,186)	(4,790)

Class B	12/31/02	65,222	(82,333)	(17,111)
	12/31/01	87,247	(101,789)	(14,542)

Class C	12/31/02	21,505	(20,977)	528
	12/31/01	1,768	(1,004)	764

Class D	12/31/02	196	(154)	42
	12/31/01	112	(52)	60

WRL Dreyfus Mid Cap Subaccount

Class A	12/31/02	11,409	(8,651)	2,758
	12/31/01	4,372	(2,682)	1,690

Class B	12/31/02	47,683	(30,926)	16,757
	12/31/01	21,254	(10,127)	11,127

Class C	12/31/02	4,853	(1,353)	3,500
	12/31/01	495	(245)	250

Class D	12/31/02	305	(91)	214
	12/31/01	4	(4)	0

WRL Value Line Aggressive Growth Subaccount

Class A	12/31/02	564	(1,003)	(439)
	12/31/01	1,277	(894)	383

Class B	12/31/02	5,049	(4,602)	447
	12/31/01	5,666	(3,771)	1,895

Class C	12/31/02	659	(288)	371
	12/31/01	385	(353)	32

Class D	12/31/02	91	(90)	1
	12/31/01	53	(3)	50

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Unit Activity:
	Year	Units Outstanding -			Units Outstanding -
	Ended	Beginning of Year	Units Issued	Units Redeemed	End of Year

WRL Great Companies - AmericaSM Subaccount

Class A	12/31/02	1,947	1,140	(1,370)	1,717
	12/31/01	766	2,063	(882)	1,947

Class B	12/31/02	10,014	8,182	(6,135)	12,061
	12/31/01	5,577	9,342	(4,905)	10,014

Class C	12/31/02	1,558	2,557	(1,582)	2,533
	12/31/01	270	1,782	(494)	1,558

Class D	12/31/02	33	124	(45)	112
	12/31/01	37	13	(17)	33

WRL Great Companies - TechnologySM Subaccount

Class A	12/31/02	767	710	(880)	597
	12/31/01	372	1,155	(760)	767

Class B	12/31/02	5,093	5,659	(5,362)	5,390
	12/31/01	2,786	6,226	(3,919)	5,093

Class C	12/31/02	405	1,222	(528)	1,099
	12/31/01	43	452	(90)	405

Class D	12/31/02	28	84	(40)	72
	12/31/01	20	24	(16)	28

WRL Great Companies - Global[2] Subaccount

Class A	12/31/02	250	218	(236)	232
	12/31/01	128	395	(273)	250

Class B	12/31/02	1,264	1,869	(1,189)	1,944
	12/31/01	364	1,640	(740)	1,264

Class C	12/31/02	158	594	(179)	573
	12/31/01	20	196	(58)	158

Class D	12/31/02	3	30	(3)	30
	12/31/01	3	0	0	3

WRL Gabelli Global Growth Subaccount

Class A	12/31/02	811	629	(337)	1,103
	12/31/01	155	839	(183)	811

Class B	12/31/02	4,957	8,177	(7,471)	5,663
	12/31/01	993	10,877	(6,913)	4,957

Class C	12/31/02	241	4,864	(4,406)	699
	12/31/01	31	273	(63)	241

Class D	12/31/02	14	83	(47)	50
	12/31/01	20	4	(10)	14

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Capital Unit Transactions:
				Increase (Decrease)
	Year	Proceeds from	Cost of Units	in Net Assets from
	Ended	Units Issued	Redeemed	Capital Unit Transactions

WRL Great Companies - AmericaSM Subaccount

Class A	12/31/02	$9,970	$(11,653)	$(1,683)
	12/31/01	20,173	(8,581)	11,592

Class B	12/31/02	70,885	(50,895)	19,990
	12/31/01	92,518	(47,125)	45,393

Class C	12/31/02	20,801	(12,553)	8,248
	12/31/01	16,718	(4,629)	12,089

Class D	12/31/02	964	(351)	613
	12/31/01	127	(162)	(35)

WRL Great Companies - TechnologySM Subaccount

Class A	12/31/02	2,387	(2,874)	(487)
	12/31/01	6,367	(3,907)	2,460

Class B	12/31/02	18,283	(17,172)	1,111
	12/31/01	32,138	(18,829)	13,309

Class C	12/31/02	3,587	(1,583)	2,004
	12/31/01	1,863	(388)	1,475

Class D	12/31/02	218	(104)	114
	12/31/01	108	(80)	28

WRL Great Companies - Global[2] Subaccount

Class A	12/31/02	1,378	(1,385)	(7)
	12/31/01	2,838	(2,012)	826

Class B	12/31/02	11,578	(6,915)	4,663
	12/31/01	11,780	(5,319)	6,461

Class C	12/31/02	3,392	(998)	2,394
	12/31/01	1,341	(374)	967

Class D	12/31/02	164	(16)	148
	12/31/01	2	(2)	0

WRL Gabelli Global Growth Subaccount

Class A	12/31/02	4,541	(2,368)	2,173
	12/31/01	6,942	(1,527)	5,415

Class B	12/31/02	60,623	(54,906)	5,717
	12/31/01	90,558	(56,247)	34,311

Class C	12/31/02	32,360	(29,207)	3,153
	12/31/01	2,269	(503)	1,766

Class D	12/31/02	545	(305)	240
	12/31/01	29	(86)	(57)

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Unit Activity:
	Year		Units Outstanding -			Units Outstanding -
	Ended		Beginning of Year	Units Issued	Units Redeemed	End of Year

WRL LKCM Capital Growth Subaccount

Class A	12/31/02		163	300	(363)	100
	12/31/01		14	189	(40)	163

Class B	12/31/02		561	1,472	(1,264)	769
	12/31/01		31	629	(99)	561

Class C	12/31/02		47	425	(83)	389
	12/31/01		13	34	0	47

Class D	12/31/02		13	30	(10)	33
	12/31/01		13	0	0	13

WRL Conservative Asset Allocation Subaccount

Class A	12/31/02	(1)	0	1,630	(474)	1,156

Class B	12/31/02	(1)	0	4,589	(1,601)	2,988

Class C	12/31/02	(1)	0	1,625	(194)	1,431

Class D	12/31/02	(1)	0	693	(87)	606

WRL Moderate Asset Allocation Subaccount

Class A	12/31/02	(1)	0	2,119	(384)	1,735

Class B	12/31/02	(1)	0	10,697	(1,906)	8,791

Class C	12/31/02	(1)	0	3,310	(350)	2,960

Class D	12/31/02	(1)	0	518	(32)	486

WRL Moderately Aggressive Asset Allocation Subaccount

Class A	12/31/02	(1)	0	1,783	(210)	1,573

Class B	12/31/02	(1)	0	10,886	(1,843)	9,043

Class C	12/31/02	(1)	0	2,670	(267)	2,403

Class D	12/31/02	(1)	0	635	(55)	580

WRL Aggressive Asset Allocation Subaccount

Class A	12/31/02	(1)	0	576	(160)	416

Class B	12/31/02	(1)	0	3,666	(519)	3,147

Class C	12/31/02	(1)	0	1,229	(87)	1,142

Class D	12/31/02	(1)	0	150	(20)	130

WRL PIMCO Total Return Subaccount

Class A	12/31/02	(1)	0	1,383	(344)	1,039

Class B	12/31/02	(1)	0	4,591	(1,369)	3,222

Class C	12/31/02	(1)	0	771	(164)	607

Class D	12/31/02	(1)	0	101	(17)	84

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Capital Unit Transactions:
					Increase (Decrease)
	Year		Proceeds from	Cost of Units	in Net Assets from
	Ended		Units Issued	Redeemed	Capital Unit Transactions

WRL LKCM Capital Growth Subaccount

Class A	12/31/02		$1,755	$(1,879)	$(124)
	12/31/01		1,438	(284)	1,154

Class B	12/31/02		7,272	(5,537)	1,735
	12/31/01		4,496	(760)	3,736

Class C	12/31/02		1,524	(357)	1,167
	12/31/01		238	(2)	236

Class D	12/31/02		94	(31)	63
	12/31/01		0	0	0

WRL Conservative Asset Allocation Subaccount

Class A	12/31/02	(1)	14,788	(4,255)	10,533

Class B	12/31/02	(1)	41,386	(14,387)	26,999

Class C	12/31/02	(1)	14,555	(1,742)	12,813

Class D	12/31/02	(1)	6,196	(780)	5,416

WRL Moderate Asset Allocation Subaccount

Class A	12/31/02	(1)	18,820	(3,370)	15,450

Class B	12/31/02	(1)	94,830	(16,648)	78,182

Class C	12/31/02	(1)	29,045	(3,050)	25,995

Class D	12/31/02	(1)	4,491	(284)	4,207

WRL Moderately Aggressive Asset Allocation Subaccount

Class A	12/31/02	(1)	15,469	(1,760)	13,709

Class B	12/31/02	(1)	93,828	(15,617)	78,211

Class C	12/31/02	(1)	22,723	(2,276)	20,447

Class D	12/31/02	(1)	5,380	(471)	4,909

WRL Aggressive Asset Allocation Subaccount

Class A	12/31/02	(1)	4,867	(1,346)	3,521

Class B	12/31/02	(1)	30,886	(4,213)	26,673

Class C	12/31/02	(1)	10,035	(725)	9,310

Class D	12/31/02	(1)	1,195	(159)	1,036

WRL PIMCO Total Return Subaccount

Class A	12/31/02	(1)	14,001	(3,506)	10,495

Class B	12/31/02	(1)	46,660	(13,967)	32,693

Class C	12/31/02	(1)	7,852	(1,695)	6,157

Class D	12/31/02	(1)	1,009	(170)	839

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Unit Activity:
	Year		Units Outstanding -			Units Outstanding -
	Ended		Beginning of Year	Units Issued	Units Redeemed	End of Year

WRL Janus Balanced Subaccount

Class A	12/31/02	(1)	0	679	(244)	435

Class B	12/31/02	(1)	0	1,868	(646)	1,222

Class C	12/31/02	(1)	0	415	(112)	303

Class D	12/31/02	(1)	0	63	(11)	52

WRL Transamerica Convertible Securities Subaccount

Class A	12/31/02	(1)	0	92	(37)	55

Class B	12/31/02	(1)	0	357	(150)	207

Class C	12/31/02	(1)	0	75	(10)	65

Class D	12/31/02	(1)	0	11	(6)	5

WRL Transamerica Equity Subaccount

Class A	12/31/02	(1)	0	1,135	(155)	980

Class B	12/31/02	(1)	0	2,200	(499)	1,701

Class C	12/31/02	(1)	0	502	(36)	466

Class D	12/31/02	(1)	0	51	(21)	30

WRL Transamerica Growth Opportunities Subaccount

Class A	12/31/02	(1)	0	73	(26)	47

Class B	12/31/02	(1)	0	532	(190)	342

Class C	12/31/02	(1)	0	109	(16)	93

Class D	12/31/02	(1)	0	12	0	12

WRL Capital Guardian Value Subaccount

Class A	12/31/02	(1)	0	442	(76)	366

Class B	12/31/02	(1)	0	860	(124)	736

Class C	12/31/02	(1)	0	435	(71)	364

Class D	12/31/02	(1)	0	82	(9)	73

WRL Transamerica U.S. Government Securities Subaccount

Class A	12/31/02	(1)	0	327	(155)	172

Class B	12/31/02	(1)	0	1,980	(888)	1,092

Class C	12/31/02	(1)	0	317	(89)	228

Class D	12/31/02	(1)	0	43	(13)	30

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Capital Unit Transactions:
					Increase (Decrease)
	Year		Proceeds from	Cost of Units	in Net Assets from
	Ended		Units Issued	Redeemed	Capital Unit Transactions

WRL Janus Balanced Subaccount

Class A	12/31/02	(1)	$6,400	$(2,232)	$4,168

Class B	12/31/02	(1)	17,698	(5,946)	11,752

Class C	12/31/02	(1)	3,884	(1,043)	2,841

Class D	12/31/02	(1)	578	(109)	469

WRL Transamerica Convertible Securities Subaccount

Class A	12/31/02	(1)	837	(342)	495

Class B	12/31/02	(1)	3,308	(1,375)	1,933

Class C	12/31/02	(1)	681	(90)	591

Class D	12/31/02	(1)	81	(62)	19

WRL Transamerica Equity Subaccount

Class A	12/31/02	(1)	10,124	(1,304)	8,820

Class B	12/31/02	(1)	19,258	(4,426)	14,832

Class C	12/31/02	(1)	4,292	(305)	3,987

Class D	12/31/02	(1)	399	(170)	229

WRL Transamerica Growth Opportunities Subaccount

Class A	12/31/02	(1)	578	(207)	371

Class B	12/31/02	(1)	4,534	(1,689)	2,845

Class C	12/31/02	(1)	869	(131)	738

Class D	12/31/02	(1)	74	(3)	71

WRL Capital Guardian Value Subaccount

Class A	12/31/02	(1)	3,691	(595)	3,096

Class B	12/31/02	(1)	6,908	(977)	5,931

Class C	12/31/02	(1)	3,351	(547)	2,804

Class D	12/31/02	(1)	642	(80)	562

WRL Transamerica U.S. Government Securities Subaccount

Class A	12/31/02	(1)	3,298	(1,565)	1,733

Class B	12/31/02	(1)	20,038	(9,004)	11,034

Class C	12/31/02	(1)	3,219	(911)	2,308

Class D	12/31/02	(1)	408	(130)	278

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Unit Activity:
	Year		Units Outstanding -			Units Outstanding -
	Ended		Beginning of Year	Units Issued	Units Redeemed	End of Year

WRL J.P. Morgan Enhanced Index Subaccount

Class A	12/31/02	(1)	0	101	(20)	81

Class B	12/31/02	(1)	0	470	(177)	293

Class C	12/31/02	(1)	0	91	(9)	82

Class D	12/31/02	(1)	0	10	(7)	3

WRL Capital Guardian U.S. Equity Subaccount

Class A	12/31/02	(1)	0	314	(66)	248

Class B	12/31/02	(1)	0	701	(124)	577

Class C	12/31/02	(1)	0	97	(8)	89

Class D	12/31/02	(1)	0	13	(1)	12

Fidelity VIP Growth Opportunities Subaccount

Class A	12/31/02		167	98	(132)	133
	12/31/01		87	365	(285)	167

Class B	12/31/02		707	797	(594)	910
	12/31/01		333	824	(450)	707

Class C	12/31/02		40	146	(29)	157
	12/31/01		15	26	(1)	40

Class D	12/31/02		5	6	(2)	9
	12/31/01		5	0	0	5

Fidelity VIP Contrafund® Subaccount

Class A	12/31/02		295	1,018	(714)	599
	12/31/01		108	271	(84)	295

Class B	12/31/02		1,398	3,522	(2,073)	2,847
	12/31/01		576	1,479	(657)	1,398

Class C	12/31/02		76	495	(198)	373
	12/31/01		44	76	(44)	76

Class D	12/31/02		10	30	(5)	35
	12/31/01		9	7	(6)	10

Fidelity VIP Equity-Income Subaccount

Class A	12/31/02		676	587	(461)	802
	12/31/01		84	899	(307)	676

Class B	12/31/02		1,742	2,331	(1,772)	2,301
	12/31/01		251	2,284	(793)	1,742

Class C	12/31/02		121	483	(145)	459
	12/31/01		11	144	(34)	121

Class D	12/31/02		4	18	(13)	9
	12/31/01		4	0	(0)	4

WRL Series Annuity Account
Notes to the Financial Statements (continued)

At December 31, 2002

NOTE 6 — (continued)

Capital Unit Transactions:
					Increase (Decrease)
	Year		Proceeds from	Cost of Units	in Net Assets from
	Ended		Units Issued	Redeemed	Capital Unit Transactions

WRL J.P. Morgan Enhanced Index Subaccount

Class A	12/31/02	(1)	$814	$(159)	$655

Class B	12/31/02	(1)	3,904	(1,455)	2,449

Class C	12/31/02	(1)	758	(76)	682

Class D	12/31/02	(1)	69	(61)	8

WRL Capital Guardian U.S. Equity Subaccount

Class A	12/31/02	(1)	2,700	(530)	2,170

Class B	12/31/02	(1)	5,617	(1,004)	4,613

Class C	12/31/02	(1)	770	(67)	703

Class D	12/31/02	(1)	81	(10)	71

Fidelity VIP Growth Opportunities Subaccount

Class A	12/31/02		590	(855)	(265)
	12/31/01		2,705	(2,054)	651

Class B	12/31/02		4,970	(3,667)	1,303
	12/31/01		6,175	(3,279)	2,896

Class C	12/31/02		849	(170)	679
	12/31/01		184	(5)	179

Class D	12/31/02		33	(9)	24
	12/31/01		3	(3)	0

Fidelity VIP Contrafund® Subaccount

Class A	12/31/02		7,771	(5,371)	2,400
	12/31/01		2,222	(678)	1,544

Class B	12/31/02		27,073	(15,613)	11,460
	12/31/01		12,114	(5,316)	6,798

Class C	12/31/02		3,669	(1,463)	2,206
	12/31/01		604	(351)	253

Class D	12/31/02		210	(33)	177
	12/31/01		56	(45)	11

Fidelity VIP Equity-Income Subaccount

Class A	12/31/02		5,601	(4,166)	1,435
	12/31/01		9,126	(3,128)	5,998

Class B	12/31/02		22,328	(16,059)	6,269
	12/31/01		23,524	(8,094)	15,430

Class C	12/31/02		4,291	(1,276)	3,015
	12/31/01		1,465	(342)	1,123

Class D	12/31/02		169	(124)	45
	12/31/01		5	(2)	3

Report of Independent Auditors

The Board of Directors
Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance co. of Ohio (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2002. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, whose practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2002 and 2001, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2002.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2002 and 2001, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2002, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 Western Reserve Life Assurance Co. of Ohio changed various accounting policies to be in accordance with Actuarial Guideline 39.

As discussed in Note 2 to the financial statements, in 2001 Western Reserve Life Assurance Co. of Ohio changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Department of the State of Ohio.

As discussed in Note 8 to the financial statements, in 2001 Western Reserve Life Assurance Co. of Ohio changed the method used to value universal life and variable universal life policies.

/s/Ernst & Young LLP

Des Moines, Iowa
February 14, 2003

Western Reserve Life Assurance Co. of Ohio

Balance Sheets – Statutory Basis
(Dollars in Thousands, Except per Share Amounts)

	December 31
	2002	2001

Admitted assets
Cash and invested assets:
Bonds	$312,147	$78,489
Common stocks:
Affiliated entities (cost: 2002 and 2001 - $543)	16,649	5,903
Other (cost: 2002 and 2001 – $302)	302	472
Mortgage loans on real estate	10,884	13,821
Home office properties	42,654	43,520
Cash and short-term investments	405,560	141,080
Policy loans	275,938	285,178
Other invested assets	18,881	19,558

Total cash and invested assets	1,083,015	588,021
Net deferred income taxes	22,784	8,444
Premiums deferred and uncollected	3,844	1,237
Receivable from parent, subsidiaries and affiliates	1,494	–
Accrued investment income	3,586	1,463
Cash surrender value of life insurance policies	52,984	52,254
Other admitted assets	5,585	7,563
Separate account assets	6,501,089	8,093,342

Total admitted assets	$7,674,381	$8,752,324

	December 31
	2002	2001

Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$417,994	$399,187
Annuity	728,193	336,587
Life policy and contract claim reserves	12,974	14,358
Liability for deposit-type contracts	12,724	15,754
Other policyholders’ funds	56	60
Remittances and items not allocated	41,612	14,493
Reinsurance in unauthorized companies	1,133	–
Federal and foreign income taxes payable	29,649	26,150
Transfers to separate account due or accrued	(393,754)	(493,930)
Asset valuation reserve	9,604	4,299
Interest maintenance reserve	3,459	4,861
Funds held under coinsurance and other reinsurance treaties	34,726	40,227
Payable to affiliate	–	645
Other liabilities	62,559	52,004
Separate account liabilities	6,497,146	8,089,904

Total liabilities	7,458,075	8,504,599
Capital and surplus:
Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding	2,500	2,500
Paid-in surplus	150,107	150,107
Unassigned surplus	63,699	95,118

Total capital and surplus	216,306	247,725

Total liabilities and capital and surplus	$7,674,381	$8,752,324

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Statements of Operations – Statutory Basis
(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000

Revenues:
Premiums and other considerations, net of reinsurance:
Life	$611,194	$653,398	$741,937
Annuity	1,131,849	625,117	1,554,430
Net investment income	48,498	44,424	47,867
Amortization of interest maintenance reserve	1,080	1,440	1,656
Commissions and expense allowances on reinsurance ceded	10,427	(10,789)	1,648
Reserve adjustments on reinsurance ceded	51,453	11,846	55,535
Income from fees associated with investment management, administration and contract guarantees for separate accounts	89,854	108,673	149,086
Other income	5,698	4,540	2,996

	1,950,053	1,438,649	2,555,155
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	60,473	56,155	58,813
Surrender benefits	816,174	800,264	888,060
Other benefits	40,010	57,032	47,855
Increase (decrease) in aggregate reserves for policies and contracts:
Life	18,807	10,100	98,557
Annuity	384,817	48,217	(9,665)
Other	–	–	67

	1,320,281	971,768	1,083,687
Insurance expenses:
Commissions	167,582	176,023	316,337
General insurance expenses	111,330	110,808	120,798
Taxes, licenses and fees	20,571	18,714	23,193
Net transfers to separate accounts	344,773	216,797	1,068,213
Other expenses	507	523	–

	644,763	522,865	1,528,541

Total benefits and expenses	1,965,044	1,494,633	2,612,228

Loss from operations before dividends to policyholders, federal income tax expense (benefit) and net realized capital gains (losses) on investments	(14,991)	(55,984)	(57,073)
Dividends to policyholders	33	33	36

Loss from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments	(15,024)	(56,017)	(57,109)
Federal income tax expense (benefit)	(2,141)	3,500	(17,470)

Loss from operations before net realized capital gains (losses) on investments	(12,883)	(59,517)	(39,639)
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	(1,387)	100	(856)

Net loss	$(14,270)	$(59,417)	$(40,495)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis
(Dollars in Thousands)

				Total
	Common	Paid-In	Unassigned	Capital and
	Stock	Surplus	Surplus	Surplus

Balance at January 1, 2000	$2,500	$120,107	$62,309	$184,916
Net loss	–	–	(40,495)	(40,495)
Change in net unrealized capital gains and losses	–	–	1,571	1,571
Change in non-admitted assets	–	–	(1,359)	(1,359)
Change in asset valuation reserve	–	–	(917)	(917)
Change in surplus in separate accounts	–	–	(314)	(314)
Settlement of prior period tax returns	–	–	30	30
Tax benefits on stock options exercised	–	–	2,712	2,712

Balance at December 31, 2000	2,500	120,107	23,537	146,144
Net loss	–	–	(59,417)	(59,417)
Capital contribution	–	30,000	–	30,000
Cumulative effect of change in accounting principles	–	–	12,312	12,312
Change in reserve on account of change in valuation basis	–	–	11,609	11,609
Change in net deferred income tax asset	–	–	(11,733)	(11,733)
Surplus effect of reinsurance transaction	–	–	11,851	11,851
Change in net unrealized capital gains and losses	–	–	(1,281)	(1,281)
Change in non-admitted assets	–	–	9,076	9,076
Change in asset valuation reserve	–	–	427	427
Change in surplus in separate accounts	–	–	97,374	97,374
Tax benefits on stock options exercised	–	–	1,363	1,363

Balance at December 31, 2001	2,500	150,107	95,118	247,725
Net loss	–	–	(14,270)	(14,270)
Change in net unrealized capital gains and losses	–	–	7,352	7,352
Change in non-admitted assets	–	–	(14,715)	(14,715)
Change in asset valuation reserve	–	–	(5,305)	(5,305)
Change in liability for reinsurance in unauthorized companies	–	–	(1,133)	(1,133)
Cumulative effect of change in accounting principles	–	–	(6,789)	(6,789)
Change in surplus in separate accounts	–	–	(1,072)	(1,072)
Change in net deferred income tax asset	–	–	29,670	29,670
Dividend to stockholder	–	–	(24,000)	(24,000)
Tax benefits on stock options exercised	–	–	28	28
Surplus effect of reinsurance transaction	–	–	(1,185)	(1,185)

Balance at December 31, 2002	$2,500	$150,107	$63,699	$216,306

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis
(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000

Operating activities
Premiums and other considerations, net of reinsurance	$1,740,602	$1,277,856	$2,294,042
Allowances and reserve adjustments on reinsurance ceded	62,205	12,908	57,183
Investment income received	47,685	45,355	51,583
Other income received	5,701	4,550	4,429
Life and accident and health claims paid	(61,728)	(55,303)	(55,030)
Surrender benefits and other fund withdrawals paid	(816,240)	(800,321)	(888,060)
Annuity and other benefits paid to policyholders	(39,622)	(56,598)	(42,060)
Commissions, other expenses and taxes paid	(292,451)	(312,557)	(456,568)
Net transfers to separate accounts	(156,123)	(27,317)	(935,755)
Dividends paid to policyholders	(34)	(33)	(35)
Federal income taxes received (paid)	5,668	46,560	(8,236)
Other	(678)	(2,331)	(1,145)

Net cash provided by operating activities	494,985	132,769	20,348
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	487,270	29,163	45,079
Stocks	100	–	–
Mortgage loans on real estate	3,288	282	227
Other invested assets	7	–	–
Miscellaneous proceeds	102	–	–

Total investment proceeds	490,767	29,445	45,306
Income taxes paid on net realized capital gains (losses)	26	(170)	345

Net proceeds from sales, maturities, or repayments of investments	490,793	29,275	45,651
Cost of investments acquired:
Bonds	(723,455)	(14,445)	(18,005)
Stocks	(100)	(300)	–
Mortgage loans on real estate	–	–	(5,003)
Real estate	(6)	(13)	(108)
Other invested assets	(2,902)	(12,394)	(11,203)

Total cost of investments acquired	(726,463)	(27,152)	(34,319)
Net decrease (increase) in policy loans	9,239	(843)	(101,360)

Net cost of investments acquired	(717,224)	(27,995)	(135,679)

Net cash provided by (used in) investing activities	(226,431)	1,280	(90,028)
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	–	30,000	–
Borrowed money	–	(71,400)	54,300
Deposits and deposit-type contract funds and other liabilities without life or disability contingencies	9,703	23,298	–
Other sources	33,122	45,631	27,815

Total cash provided	42,825	27,529	82,115

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis (continued)
(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000

Financing and miscellaneous activities (continued)
Other cash applied:
Dividends paid to stockholder	$(24,000)	$–	$–
Withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(13,301)	(17,990)	–
Other applications, net	(9,598)	(27,973)	(10,902)

Total other cash applied	(46,899)	(45,963)	(10,902)

Net cash provided by (used in) financing and miscellaneous activities	(4,074)	(18,434)	71,213

Net increase in cash and short-term investments	264,480	115,615	1,533
Cash and short-term investments at beginning of year	141,080	25,465	23,932

Cash and short-term investments at end of year	$405,560	$141,080	$25,465

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis
(Dollars in Thousands)

December 31, 2002

1.     Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of First AUSA Life Insurance Company which, in turn, is an indirect, wholly owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company’s products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company’s new life insurance written and a portion of new annuities written are done through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

1.     Organization and Summary of Significant Accounting Policies (continued)

the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

1.     Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

1.     Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Effective January 1, 2001, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

1.     Organization and Summary of Significant Accounting Policies (continued)

that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not expected to be realizable.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market, and the related unrealized capital gains or losses are reported in unassigned surplus. Common stocks of the Company’s wholly owned affiliates are recorded at the GAAP basis equity in net assets. Home office properties are reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

1.     Organization and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its estimated realizable value, or fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 2002, 2001, and 2000, net realized capital gains (losses) of $(322), $367, and $(276), respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $1,080, $1,440, and $1,656, for the years ended December 31, 2002, 2001, and 2000, respectively.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. No investment income due and accrued has been excluded for the years ended December 31, 2002, 2001, and 2000, with respect to such practices.

Premiums and Annuity Considerations

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

1.     Organization and Summary of Significant Accounting Policies (continued)

received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, life, annuity, accident and health premiums were recognized as revenue when due.

Aggregate Reserves for Policies

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and will be amortized into income over the estimated life of the policies. Premiums ceded and

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

1.     Organization and Summary of Significant Accounting Policies (continued)

recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Separate Accounts

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders. The Company received variable contract premiums of $1,335,079, $1,208,884, and $2,336,299 in 2002, 2001, and 2000, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

1.     Organization and Summary of Significant Accounting Policies (continued)

Reclassifications

Certain reclassifications have been made to the 2001 and 2000 financial statements to conform to the 2002 presentation.

2.     Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Ohio. Effective January 1, 2001, the State of Ohio required that insurance companies domiciled in the State of Ohio prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Ohio insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principle, as an adjustment that increased capital and surplus, of $12,312 as of January 1, 2001. This amount included the establishment of deferred tax assets of $12,696, offset by the release of mortgage loan origination fees of $25 and the establishment of a vacation accrual of $359.

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (“Guideline 39”). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was $6,789, which was charged directly to unassigned surplus as a change in accounting principle. See Note 8 regarding the conversion of the valuation system in 2001.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

3.     Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Investment Securities: Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common stocks of unaffiliated entities are based on quoted market prices.

Mortgage Loans on Real Estate and Policy Loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Investment Contracts: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate Account Annuity Liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

3.     Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

		December 31
	2002		2001

	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Admitted assets
Cash and short-term investments	$405,560	$405,560	$141,080	$141,080
Bonds	312,147	318,874	78,489	80,722
Common stocks, other than affiliates	302	302	472	472
Mortgage loans on real estate	10,884	12,022	13,821	14,263
Policy loans	275,938	275,938	285,178	285,178
Separate account assets	6,501,089	6,501,089	8,093,342	8,093,342
Liabilities
Investment contract liabilities	740,917	759,322	352,341	347,665
Separate account annuity liabilities	4,464,513	4,602,649	5,792,373	5,709,486

4.     Investments

The carrying amount and estimated fair value of investments in bonds are as follows:

		Gross	Gross	Estimated
	Carrying	Unrealized	Unrealized	Fair
	Amount	Gains	Losses	Value

December 31, 2002
Bonds:
United States Government and agencies	$166,251	$1,677	$–	$167,928
State, municipal and other government	3,601	314	–	3,915
Public utilities	6,974	351	–	7,325
Industrial and miscellaneous	81,468	5,291	1,746	85,013
Mortgage and other asset-backed securities	53,853	922	82	54,693

Total bonds	$312,147	$8,555	$1,828	$318,874

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

4.     Investments (continued)

		Gross	Gross	Estimated
	Carrying	Unrealized	Unrealized	Fair
	Amount	Gains	Losses	Value

December 31, 2001
Bonds:
United States Government and agencies	$4,363	$173	$–	$4,536
State, municipal and other government	1,480	135	–	1,615
Public utilities	12,048	306	–	12,354
Industrial and miscellaneous	39,429	2,470	1,358	40,541
Mortgage and other asset-backed securities	21,169	507	–	21,676

Total bonds	$78,489	$3,591	$1,358	$80,722

The carrying amount and fair value of bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

		Estimated
	Carrying	Fair
	Amount	Value

Due in one year or less	$7,110	$7,162
Due one through five years	168,201	173,059
Due five through ten years	73,229	73,786
Due after ten years	9,754	10,174

	$258,294	$264,181
Mortgage and other asset-backed securities	53,853	54,693

	$312,147	$318,874

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

4.     Investments (continued)

A detail of net investment income is presented below:

	Year Ended December 31
	2002	2001	2000

Interest on bonds	$9,357	$7,050	$8,540
Dividends from common stock of affiliated entities	16,921	18,495	26,453
Interest on mortgage loans	871	1,130	776
Rental income on investment properties	7,381	6,903	6,034
Interest on policy loans	17,364	17,746	14,372
Other investment income	3,308	(51)	1

Gross investment income	55,202	51,273	56,176
Investment expenses	(6,704)	(6,849)	(8,309)

Net investment income	$48,498	$44,424	$47,867

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

	Year Ended December 31
	2002	2001	2000

Proceeds	$487,270	$29,163	$45,079

Gross realized gains	$2,119	$637	$117
Gross realized losses	(3,955)	–	(480)

Net realized gains (losses)	$(1,836)	$637	$(363)

At December 31, 2002, bonds with an aggregate carrying value of $4,437 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

4.     Investments (continued)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

	Realized

	Year Ended December 31
	2002	2001	2000

Bonds	$(1,836)	$637	$(363)
Other invested assets	102	–	(1,115)

	(1,734)	637	(1,478)
Tax benefit (expense)	26	(170)	346
Transfer to interest maintenance reserve	321	(367)	276

Net realized gains (losses)	$(1,387)	$100	$(856)

	Changes in Unrealized

	Year Ended December 31
	2002	2001	2000

Common stocks	$10,576	$1,559	$2,002
Mortgage loans on real estate	350	86	(431)
Other invested assets	(3,574)	(2,926)	–

Change in unrealized	$7,352	$(1,281)	$1,571

Gross unrealized gains (losses) on common stocks were as follows:

	Unrealized

	December 31
	2002	2001

Unrealized gains	$16,492	$5,930
Unrealized losses	(386)	(400)

Net unrealized gains	$16,106	$5,530

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

4.     Investments (continued)

During 2002 and 2001 the Company did not issue any mortgage loans. The Company requires all mortgages to carry fire insurance equal to the value of the underlying property.

During 2002, 2001, and 2000, no mortgage loans were foreclosed and transferred to real estate. At December 31, 2002 and 2001, the Company held a mortgage loan loss reserve in the asset valuation reserve of $123 and $135, respectively.

5.     Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

	Year Ended December 31
	2002	2001	2000

Direct premiums	$1,854,568	$1,369,720	$2,385,134
Reinsurance ceded	(111,525)	(91,205)	(88,767)

Net premiums earned	$1,743,043	$1,278,515	$2,296,367

The Company received reinsurance recoveries in the amount of $30,380, $12,337, and $8,856 during 2002, 2001, and 2000, respectively. At December 31, 2002 and 2001, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $3,209 and $6,065, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2002 and 2001 of $119,561 and $63,758, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

5.     Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation for future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $37,176 and the reserve credit taken of $55,408 was credited directly to unassigned surplus on a net of tax basis. Over the course of this reinsurance treaty, the experience of the underlying policies will be reflected as a reduction to the amount initially credited to surplus. During 2002, the amount charged directly to unassigned surplus was $1,185. The Company holds collateral in the form of letters of credit of $70,000.

6.     Income Taxes

The main components of deferred tax amounts are as follows:

	December 31
	2002	2001

Deferred income tax assets:
§807(f) adjustment	$1,593	$1,977
Pension expenses	–	2,422
Tax basis deferred acquisition costs	88,838	76,692
Reserves	100,307	74,569
Other	8,771	7,009

Total deferred income tax assets	$199,509	$162,669

Deferred income tax assets – nonadmitted	$73,639	$58,309
Deferred income tax liabilities:
§807(f) adjustment – liabilities	102,176	91,560
Other	910	4,356

Total deferred income tax liabilities	$103,086	$95,916

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

6.     Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2002	2001

Change in net deferred income tax asset	$29,670	$(11,733)

Change in deferred income tax assets — nonadmitted	15,330	(7,481)

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to loss from operations before federal income tax expense (benefit) and net realized capital gains/losses on investments for the following reasons:

	Year Ended December 31
	2002	2001	2000

Income tax expense (benefit) computed at the federal statutory rate (35%)	$(5,259)	$(19,606)	$(19,988)
Deferred acquisition costs – tax basis	11,920	7,570	14,725
Amortization of IMR	(378)	(504)	(580)
Depreciation	(413)	(6)	(426)
Dividends received deduction	(9,863)	(8,705)	(12,805)
Low income housing credits	(2,914)	(1,944)	–
Prior year under (over) accrual	(27,856)	3,340	560
Reinsurance transactions	(415)	4,148	–
Reserves	34,358	19,541	123
Other	(1,321)	(334)	921

Federal income tax expense (benefit)	$(2,141)	$3,500	$(17,470)

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

6.     Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and it affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA ($293 at December 31, 2002). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $103.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. The examination fieldwork for 1996 through 1997 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination is underway for 1998 through 2000.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

7.     Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

	December 31
	2002		2001

		Percent		Percent
	Amount	of Total	Amount	of Total

Subject to discretionary withdrawal with market value adjustment	$14,509	0%	$11,429	0%
Subject to discretionary withdrawal at book value less surrender charge	230,221	4%	102,240	2
Subject to discretionary withdrawal at market value	4,464,409	84%	5,641,756	93
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	605,085	12%	294,012	5
Not subject to discretionary withdrawal	14,235	0%	14,654	0

	5,328,459	100%	6,064,091	100%

Less reinsurance ceded	113,923		60,224

Total policy reserves on annuities and deposit fund liabilities	$5,214,536		$6,003,867

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2002	2001	2000

Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$1,335,079	$1,208,884	$2,336,299
Transfers from separate accounts	990,726	1,107,157	1,268,865

Net transfers to separate accounts	344,353	101,727	1,067,434
Change in valuation adjustment	–	98,321	–
Other	420	16,749	779

Transfers as reported in the summary of operations of the life, accident and health annual statement	$344,773	$216,797	$1,068,213

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

7.     Policy and Contract Attributes (continued)

At December 31, 2002 and 2001, the Company had variable annuities with guaranteed living benefits as follows:

		Subjected
		Account	Amount of
Year	Benefit and Type of Risk	Value	Reserve Held

2002	Guaranteed Minimum Income Benefit	$921,683	$8,469
2001	Guaranteed Minimum Income Benefit	75,101	19

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2002 and 2001, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net

December 31, 2002
Ordinary direct renewal business	$1,578	$184	$1,394
Ordinary new business	2,072	(378)	2,450

	$3,650	$(194)	$3,844

December 31, 2001
Ordinary direct renewal business	$1,439	$407	$1,032
Ordinary new business	200	(5)	205

	$1,639	$402	$1,237

8.     Conversion of Valuation System

During 2001, the Company converted to a new reserve valuation system for universal life and variable universal life policies. The new valuation system, which provides for more precise calculations, caused general account reserves to decrease by $11,609 and separate account reserves to decrease by $98,321. These amounts were credited directly to unassigned surplus. The decrease in separate account reserves is included in the change in surplus in separate accounts in the 2001 Statement of Changes in Capital and Surplus.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

9.     Dividend Restrictions

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2003, without the prior approval of insurance regulatory authorities, is $21,381.

10.     Capital and Surplus

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount is to be determined based on the various risk factors related to it. At December 2002, the Company meets the RBC requirements.

11.	Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2002 and 2001, the Company sold $33,160 and $17,515, respectively, of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

12.     Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

12.     Retirement and Compensation Plans (continued)

employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $1,734, $1,634, and $1,224 for the years ended December 31, 2002, 2001, and 2000, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $967, $1,100, and $930 for the years ended December 31, 2002, 2001, and 2000, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2002, 2001, and 2000 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $203, $233, and $108 for the years ended December 31, 2002, 2001, and 2000, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

13.     Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2002, 2001, and 2000, the Company paid $20,371, $16,904, and $19,248, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 2002, 2001, and 2000, the Company received $3,673, $6,752, and $4,665, respectively, for such services, which approximates their cost.

Receivables from and payables to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2002, 2001, and 2000, the Company paid net interest of $256, $945, and $2,262, respectively, to affiliates.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2002 and 2001, the cash surrender value of these policies was $52,984 and $52,254, respectively.

14.     Commitments and Contingencies

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements — Statutory Basis (continued)
(Dollars in Thousands)

14.     Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,424 and $3,425 and an offsetting premium tax benefit of $763 and $764 at December 31, 2002 and 2001, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $70, $13, and $(9) for the years ended December 31, 2002, 2001, and 2000, respectively.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2002, the value of securities loaned amounted to $69,860.

Statutory-Basis Financial
Statement Schedules

Western Reserve Life Assurance Co. of Ohio

Summary of Investments – Other Than
Investments in Related Parties
(Dollars in Thousands)

December 31, 2002

Schedule I

			Amount at Which
		Fair	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Fixed maturities
Bonds:
United States Government and government agencies and authorities	$166,451	$168,139	$166,451
States, municipalities, and political subdivisions	30,736	31,379	30,736
Foreign governments	3,096	3,368	3,096
Public utilities	6,974	7,325	6,974
All other corporate bonds	104,890	108,663	104,890

Total fixed maturities	312,147	318,874	312,147
Equity securities
Common stocks (unaffiliated):
Industrial, miscellaneous, and all other	302	302	302

Total equity securities	302	302	302
Mortgage loans on real estate	10,884		10,884
Home office properties	42,654		42,654
Policy loans	275,938		275,938
Cash and short-term investments	405,560		405,560
Other invested assets	18,881		18,881
Total investments	$1,066,366		$1,066,366

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information
(Dollars in Thousands)

Schedule III

	Future Policy	Policy and		Net
	Benefits and	Contract	Premium	Investment
	Expenses	Liabilities	Revenue	Income*

Year ended December 31, 2002
Individual life	$404,935	$12,874	$610,634	$21,194
Group life and health	13,059	100	560	639
Annuity	728,193	—	1,131,849	26,665

	$1,146,187	$12,974	$1,743,043	$48,498

Year ended December 31, 2001
Individual life	$386,965	$14,219	$652,626	$14,014
Group life and health	12,222	135	772	731
Annuity	336,587	4	625,117	29,679

	$735,774	$14,358	$1,278,515	$44,424

Year ended December 31, 2000
Individual life	$389,458	$13,349	$741,090	$13,430
Group life and health	11,237	100	847	936
Annuity	259,199	25	1,554,430	33,501

	$659,894	$13,474	$2,296,367	$47,867

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information
(Dollars in Thousands)

Schedule III (continued)

	Benefits,
	Claims,
	Losses and	Other
	Settlement	Operating	Premium
	Expenses	Expenses*	Written

Year ended December 31, 2002
Individual life	$176,010	$484,535	$-
Group life and health	5,626	(4,316)	917
Annuity	1,138,645	164,544	-

	$1,320,281	$644,763	$917

Year ended December 31, 2001
Individual life	$167,912	$529,090	$—
Group life and health	1,226	422	1,030
Annuity	802,630	(6,647)	—

	$971,768	$522,865	$1,030

Year ended December 31, 2000
Individual life	$267,540	$591,343	$—
Group life and health	1,413	(672)	1,100
Annuity	814,734	937,870	—

	$1,083,687	$1,528,541	$1,100

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Western Reserve Life Assurance Co. of Ohio

Reinsurance
(Dollars in Thousands)

Schedule IV

			Assumed		Percentage of
		Ceded to	From		Amount
	Gross	Other	Other	Net	Assumed to
	Amount	Companies	Companies	Amount	Net

Year ended December 31, 2002
Life insurance in force	$79,096,314	$21,759,884	$–	$57,336,430	0%

Premiums:
Individual life	$653,642	$43,008	$–	$610,634	0%
Group life and health	917	357	–	560	0%
Annuity	1,200,009	68,160	–	1,131,849	0%

	$1,854,568	$111,525	$–	$1,743,043	0%

Year ended December 31, 2001
Life insurance in force	$78,786,575	$17,837,374	$–	$60,949,201	0.0%

Premiums:
Individual life	$684,987	$32,361	$–	$652,626	0.0%
Group life	1,030	258	–	772	0.0
Annuity	683,703	58,586	–	625,117	0.0

	$1,369,720	$91,205	$–	$1,278,515	0.0%

Year ended December 31, 2000
Life insurance in force	$76,903,969	$14,753,778	$–	$62,150,191	0.0%

Premiums:
Individual life	$774,550	$33,460	$–	$741,090	0.0%
Group life	1,100	253	–	847	0.0
Annuity	1,609,484	55,054	–	1,554,430	0.0

	$2,385,134	$88,767	$–	$2,296,367	0.0%

WRL Series Annuity Account

PART C
OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

The financial statements for the WRL Series Annuity Account and for Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) are included in Part B.
(b)	Exhibits

(1) Resolution of the Board of Directors of Western Reserve establishing the separate account 1/

(2) Not Applicable

(3)	Distribution of Contracts

	(a)	Master Service and Distribution Compliance Agreement 1/
	(b)	Amendment to Master Service and Distribution Compliance Agreement 2/
	(c)	Form of Broker/Dealer Supervisory and Service Agreement 2/
	(d)	Principal Underwriting Agreement 2/
	(e)	First Amendment to Principal Underwriting Agreement 2/
(4)	(a)	Specimen Flexible Payment Variable Accumulation Deferred Annuity Contract (WL17) 3/
	(b)	Specimen Flexible
Payment Variable Accumulation Deferred Annuity Contract (VA31) 4/
	(b)	Guaranteed Minimum Income Benefit Rider (GIB01) 5/
	(c)	Guaranteed Minimum Income Benefit Rider (GIB02) 6/
	(d)	Tax-Sheltered Annuity Endorsement (EA125) 7/
	(e)	Endorsement — Contract Loan Provisions (EA126) 7/
	(f)	Endorsement — Dollar Cost Averaging (EA134) 7/
	(g)	Endorsement — Asset Rebalancing Program (EA135)7/
	(h)	Additional Earnings Rider (AER01) 6/
	(i)	Additional Earnings Rider (AER02) 8/
	(j)	Split Contract Endorsement (EA141) 8/
	(k)	Guaranteed Minimum Death Benefit Endorsements

(i) (EA138A, EA139A, EA139B) 6/

(ii) (EA142, A145) 8/

(5)	(a)	Application for Flexible Payment Variable Accumulation Deferred Annuity Contract (APP00500)9/
	(b)	Application for Flexible Payment Variable Accumulation Deferred Annuity Contract (APP00601) 8/
(6)	(a)	Second Amended Articles of Incorporation of Western Reserve 1/
	(b)	Certificate of First Amendment to Second Amended Articles of Incorporation of Western Reserve 10/
	(c)	Amended Code of Regulations of Western Reserve 1/

(7)	Reinsurance Agreement (TIRe) 8/

(8)	(a)	Participation Agreements Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 11/

	(b)	Amendment No. 1 dated March 15, 2000 to Participation Agreement -Variable Insurance Products Fund 7/

	(c)	Second Amendment dated April 12, 2001 to Participation Agreement - Variable Insurance Products Fund 10/

	(d)	Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1997 12/

	(e)	Amendment No. 1 dated March 15, 2000 to Participation Agreement -Variable Insurance Products Fund II 7/

	(f)	Second Amendment dated April 12, 2001 to Participation Agreement - Variable Insurance Products Fund II 12/

	(g)	Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 11/

	(h)	Amendment No. 1 dated March 15, 2000 to Participation Agreement - Variable Insurance Products Fund III 7/

	(i)	Second Amendment dated April 12, 2001 to Participation Agreement - Variable Insurance Products Fund III 12/

(9)	(a)	Opinion and Consent of Thomas E. Pierpan, Esq. as to Legality of Securities Being Registered 13/

	(b)	Opinion and Consent of John K. Carter, Esq. as to Legality of Securities Being Registered

(10)	(a)	Consent of Sutherland Asbill & Brennan LLP

	(b)	Consent of Ernst & Young LLP

(11)	Not Applicable

(12)	Not Applicable

(13)	Schedules for Computation of Performance Quotations 14/

(14)	Not Applicable

(15)	Powers of Attorney 15

1/	This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.

2/	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.

3/	This exhibit was previously filed on the Initial Registration Statement on Form N-4 dated August 9, 1999 (File No. 333-84773) and is incorporated herein by reference.

4/	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form N-4 dated February 19, 2003 (File No. 333-84773) and is incorporated herein by reference.

5/	This exhibit was previously filed on the Initial Registration Statement on Form N-4 dated July 12, 1999 (File No. 333-82705) and is incorporated herein by reference.

6/	This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-4 dated February 19, 2002 (File No. 333-82705) and is incorporated herein by reference.

7/	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated April 10, 2000 (File No. 333-93169) and is incorporated herein by reference.

8/	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-4 dated April 14, 2003 (File No. 333-93169) and is incorporated herein by reference

9/	This exhibit was previously filed on Post-Effective Amendment No. 15 to Form N-4 dated April 23, 2002 (File No. 33-49556) and is incorporated herein by reference

10/	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 dated April 21, 2000 (File No. 333-82705) and is incorporated herein by reference.

11/	This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated September 23, 1999 (File No. 333-57681) and is incorporated herein by reference.

12/	This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 dated April 16, 2001 (File No. 33-69138) and is incorporated herein by reference.

13/	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated October 26, 1999 (File No. 333-84773) and is incorporated herein by reference.

14/	This exhibit was previously filed on Post-Effective Amendment No. 28 to Form N-1A dated April 24, 1997 (File No. 33-507) and is incorporated herein by reference.

15/	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-4 dated November 1, 2002 (File No. 333-82705) and is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor

Name	Principal Business Address	Position and Offices with Depositor

Michael W. Kirby	(1)	Chairman of the Board and Chief Executive Officer

Jerome C. Vahl	(1)	Director and President

Kevin Bachmann	(2)	Director and Vice President

Brenda K. Clancy	(1)	Director and Vice President

Paul Reaburn	(1)	Director and Vice President

Alan M. Yaeger	(2)	Executive Vice President, Actuary and Chief Financial Officer

William H. Geiger	(2)	Senior Vice President, Secretary, Corporate Counsel and Group Vice President — Compliance

Allan J. Hamilton	(2)	Vice President, Treasurer and Controller

(1)	4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001

(2)	570 Carillon Parkway, St. Petersburg, Florida 33716

Item 26. Persons Controlled By Or Under Common Control With The Depositor Or Registrant.

	Jurisdiction of	Percent of Voting Securities
Name	Incorporation	Owned	Business

VERENIGING AEGON	Netherlands		Netherlands Membership
Association
AEGON N.V.	Netherlands	51.27% of Vereniging	Holding Company
AEGON Netherlands Membership Association
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding Company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding Company
AEGON Derivatives	Netherlands	100% AEGON N.V.	Holding Company
AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding Company
AEGON Trust Advisory Board	Delaware	100% AEGON International N.V.	Manage assets of AEGON U.S. Holding Corporation
Members:
K.J.Storm
Donald J. Shepard
Joseph Streppel
Dennis Hersch
AEGON U.S. Holding Corporation	Delaware	100% AEGON Trust	Holding company
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
JCPenney Financial & Marketing Services Group LTD	Korea	100% AEGON DMS Holding B.V.	Marketing
JCPenney Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing
Canadian Premier Holdings LTD	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings LTD	Holding company
Legacy General Insurance Company	Canada	100% Canadian Premier Life Insurance Company	Insurance
Cornerstone International Holdings LTD	United Kingdom	100% AEGON DMS Holding B.V.	Holding company
Cornerstone International Marketing LTD	United Kingdom	International Holdings, LTD	Marketing company
Stonebridge International Insurance LTD	United Kingdom	100% Cornerstone International Marketing, LTD	Insurance company
JCPenney Direct Asia Pacific Pty LTD	Australia	100% AEGON DMS Holding B.V.	Holding company

	Jurisdiction of	Percent of Voting Securities
Name	Incorporation	Owned	Business

JCPenney Direct Service Asia Pacific Pty LTD	Australia	100% JCPenney Direct Asia Pacific Pty LTD	Operations company
JCPenney Insurance Marketing Asia Pacific Pty LTD	Australia	100% JCPenney Direct Asia Pacific Pty LTD	Marketing company
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding	Insurance Agent
Corporation
COPRA Reinsurance Company	New York	100% AEGON U.S	Reinsurance
Holding Corporation
AEGON Management Company	Indiana	100% AEGON U.S	Insurance holding company
Holding Corporation
AEGON U.S. Corporation	Iowa	100% AEGON U.S. Holding Corporation	Holding company
Transamerica Corporation and subsidiaries (“TAC”)	Delaware	100% AEGON NV	Major interest in insurance and finance
AEGON USA, Inc.	Iowa	AEGON U.S. Holding	Holding company
Corporation, AEGON U.S. Corporation
RCC North America, L.L.C	Delaware	100% AEGON USA, Inc.	Real estate
Transamerica Holding Company, L.L.C	Delaware	100% AEGON USA, Inc.	Holding Company
AEGON Funding Corp.	Delaware	100% Transamerica Holding	Issue debt
		Company, L.L.C	securities-net proceeds used to make loans to affiliates
First AUSA Life Insurance Company	Maryland	100% Transamerica Holding	Insurance holding company
Company, L.L.C.
Transamerica Financial Life	New York	100% First AUSAC Life	Insurance
Insurance Company		Insurance Company
Life Investors Insurance Company	Iowa	100% First AUSA Life Ins.	Insurance
of America		Company
Apple Partners of Iowa, L.L.C	Iowa	100% LICCA	Apple production,
packing, storage and
sales
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold
the equity interest of
other entities
Transamerica Life Insurance Company	Iowa	100% First AUSA Life Ins. Company	Insurance

	Jurisdiction of	Percent of Voting Securities
Name	Incorporation	Owned	Business

AEGON Financial Services Group,	Minnesota	100% Transamerica Life	Marketing
Inc.		Insurance Co.
AEGON Assignment Corporation of	Kentucky	100% AEGON Financial	Administrator of
Kentucky		Services Group, Inc.	structured settlements
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
Transamerica Financial	Minnesota	100% AEGON Financial	Life insurance and
Institutions, Inc.		Services Group, Inc.	underwriting services
Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Company.	Insurance
Iowa Fidelity Life Insurance Co.	Arizona	100% of Common Voting Stock	Insurance
First AUSA Life Ins. Company.
Western Reserve Life Assurance Co. of Ohio	Ohio	100% First AUSA Life Ins. Company	Insurance
WRL Insurance Agency, Inc.	California	100% Western Reserve Life	Insurance Agency
Assurance Co. of Ohio
WRL Insurance Agency of Alabama, Inc.	Alabama	100% WRL Insurance Agency, Inc.	Insurance Agency
WRL Insurance Agency of	Massachusetts	100% WRL Insurance Agency,	Insurance Agency
Massachusetts, Inc.		Inc.
WRL Insurance Agency of Nevada, Inc.	Nevada	100% WRL Insurance Agency, Inc.	Insurance Agency
WRL Insurance Agency of Wyoming AEGON/Transamerica Series Fund, Inc.	Wyoming Maryland	100% WRL Insurance Agency, Inc. Various	Insurance Agency Mutual Fund
AEGON/Transamerica Fund Advisors, Inc.	Florida	100% Western Reserve Life	Registered investment
		Assurance Co. of Ohio	adviser
AEGON/Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Provides administration for affiliated mutual fund
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Insurance Agency of Alabama, Inc.	Alabama	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

	Jurisdiction of	Percent of Voting Securities
Name	Incorporation	Owned	Business

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance Agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance Agency
World Financial Group Insurance Agency of Nevada, Inc.	Nevada	100% World Financial Group Insurance Agency, Inc.	Insurance Agency
World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance Agency
World Financial Group Insurance Agency of Wyoming	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance Agency
AEGON Equity Group, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Insurance Agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance
WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% World Financial Group Insurance Agency, Inc.	Insurance
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% World Financial Group Insurance Agency, Inc.	Insurance
WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% World Financial Group Insurance Agency, Inc.	Insurance
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% World Financial Group Insurance Agency, Inc.	Insurance
WFG Property & Casualty Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance
Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Company.	Insurance
United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Company.	General agency
Bankers Financial Life Ins. Co.	Arizona	100% First AUSA Life Ins. Company.	Insurance
The Whitestone Corporation	Maryland	100% First AUSA Life Ins. Company.	Insurance agency
Cadet Holding Corp.	Iowa	100% First AUSA Life Insurance Company	Holding company
Monumental General Life	Puerto Rico	51% First AUSA Life Insurance Company 49% Baldrich & Associates of	Insurance
Insurance Company of Puerto Rico		Puerto Rico
TFLIC Holding Company	Maryland	100% Transamerica Holding Company	Holding company
AEGON USA Investment Management, Inc.	Iowa	100% Transamerica Holding Company	Investment Adviser

	Jurisdiction of	Percent of Voting Securities
Name	Incorporation	Owned	Business

AEGON USA Securities, Inc.	Iowa	100% Transamerica Holding Company	Broker-Dealer
Monumental General Insurance Group, Inc.	Maryland	100% TFLIC Holding Company	Holding company
Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator
National Association Management And Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverages
Transamerica Capital, Inc.	California	100% TFLIC Holding Co.	Broker/Dealer
Universal Benefits Corporation Investors Warranty of America, Inc.	Iowa Iowa	100% TFLIC Holding Co. 100% TFLIC Holding Co.	Third party administrator Provider of automobile extended maintenance contracts
Massachusetts Fidelity Trust Co.	Iowa	100% TFLIC Holding Co.	Trust company
Money Services, Inc. ADB Corporation, L.L.C. ORBA Insurance Services, Inc.	Delaware Delaware California	100% TFLIC Holding Co. 100% Money Services, Inc. 26.91% Money Services, Inc.	Provides financial counseling for employees and agents of affiliated companies Special purpose limited Liability company Insurance agency
Great Companies L.L.C. AEGON USA Travel and Conference Services, L.L.C	Iowa Iowa	30% Money Services, Inc. 100% Money Services	Markets & sells mutual funds & individually managed accounts Travel and Conference Services
Roundit, Inc.	Maryland	50% TFLIC Holding Co.	Financial services
Zahorik Company, Inc.	California	100% TFLIC Holding Co.	Broker-Dealer
ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

	Jurisdiction of	Percent of Voting Securities
Name	Incorporation	Owned	Business

Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency

Long, Miller & Associates, L.L.C	California	33-1/3% TFLIC Holding Co.	Insurance agency

AEGON Asset Management Services, Inc.	Delaware	100% TFLIC Holding Co.	Registered investment advisor

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-Dealer

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

Intersecurities, Inc.	Delaware	100% TFLIC Holding Co.	Broker-Dealer

Idex Investor Services, Inc.	Florida	100% TFLIC Holding Co.	Shareholder services

Idex Management, Inc.	Delaware	100% TFLIC Holding Co.	Investment advisor

IDEX Mutual Funds	Massachusetts	Various	Mutual fund

Diversified Investment Advisors, Inc.	Delaware	100% TFLIC Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

George Beram & Company, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Creditor Resources, Inc.	Michigan	100% TFLIC Holding Co.	Credit insurance

CRC Creditor Resources Canadian	Canada	100% Creditor Resources, Inc.	Insurance agency
Dealer Network Inc.

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Insurance agency

AEGON USA Investment Management, LLC	Iowa	100% Transamerica Holding Company, L.L.C	Investment advisor

AEGON USA Realty Advisors, Inc.	Iowa	100% TFLIC Holding Co.	Provides real estate administrative and real estate investment services

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales

	Jurisdiction of	Percent of Voting Securities
Name	Incorporation	Owned	Business

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc	Information Systems for real estate investment management

Commonwealth General Corporation and subsidiaries	Delaware	100% AEGON U.S. Corporation	Holding company

Veterans Life Insurance Co.	Illinois	100% Transamerica Holding Company, L.L.C.	Insurance company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Ins. Co.	Special-purpose subsidiary

Item 27.	Number of Contract Owners

As of March 31, 2003, 1,873 nonqualified contracts and 790 qualified contracts were in force for the WRL Freedom Access.

As of March 31, 2003, there are were no Contract holders for the WRL Freedom Access II.

Item 28.	Indemnification

Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

Ohio General Corporation Law

Section 1701.13 Authority of corporation.

     (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys’ fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

     (2)  A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

          (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

          (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

     (3)  To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection therewith.

     (4)  Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

          (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

          (b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

          (c) By the shareholders;

          (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

     Any determination made by the disinterested directors under division (E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

     (5)(a) Unless at the time of a director’s act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney’s fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

               (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

               (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

          (b) Expenses, including attorneys’ fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

          (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

          (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

          (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or (7).

          (9) As used in this division, references to “corporation” include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

Second Amended Articles of Incorporation of Western Reserve

ARTICLE EIGHTH

          EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys’ fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

          (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

          (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection therewith.

          (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or (b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

          (5) Expenses, including attorneys’ fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

          (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

          (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

          (8) As used in this section, references to “the corporation” include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

          (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person’s capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

Amended Code of Regulations of Western Reserve

ARTICLE V

Indemnification of Directors and Officers

          Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation’s Articles of Incorporation, as amended.

Rule 484 Undertaking

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

	(a)	AFSG Securities Corporation serves as the principal underwriter for:

•	Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

•	Separate Account VA BNY, Separate Account C, TFLIC Series Life Account (formerly AUSA Series Life Account), TFLIC Series Annuity Account (formerly AUSA Series Annuity Account) and TFLIC Series Annuity Account B (formerly AUSA Series Annuity Account B). These accounts are separate accounts of Transamerica Financial Life Insurance Company (formerly AUSA Life Insurance Company, Inc.).

•	Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

•	WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Company of Ohio.

•	Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

•	Separate Account VA-2LNY. This account is a separate account of Transamerica Life Insurance Company of New York.

(b) Directors and Officers of AFSG

Name	Principal Business Address	Position and Offices with Underwriter

Larry N. Norman	(1)	Director and President

Anne M. Spaes	(1)	Director and Vice President

Lisa Wachendorf	(1)	Director, Vice President and Chief Compliance Officer

John K. Carter	(2)	Vice President

William G. Cummings	(2)	Vice President, Treasurer and Controller

Thomas R. Moriarty	(2)	Vice President

Christopher G. Roetzer	(2)	Vice President

Frank A. Camp	(1)	Secretary

Priscilla I. Hechler	(2)	Assistant Vice President and Assistant Secretary

Name	Principal Business Address	Position and Offices with Underwriter

Linda Gilmer	(1)	Assistant Treasurer

Darin D. Smith	(1)	Vice President and Assistant Secretary

Teresa L. Stolba	(1)	Assistant Compliance Officer

Emily Bates	(3)	Assistant Treasurer

Clifton W. Flenniken	(4)	Assistant Treasurer

(1)	4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001

(2)	570 Carillon Parkway, St. Petersburg, Florida 33716-1202

(3)	400 West Market Street, Louisville, Kentucky 40202

(4)	1111 North Charles Street, Baltimore, Maryland 21201

(c) Compensation to Principal Underwriter

	Net Underwriting
Name of Principal	Discounts and	Compensation on	Brokerage
Underwriter	Commissions	Redemption	Commissions		Commissions

AFSG Securities Corporation	0	0	$72,075,590	(1)
	0	0	$56,595,212	(2)	0
	0	0	$113,821,344	(3)	0

(1)	fiscal year 2002

(2)	fiscal year 2001

(3)	fiscal year 2000

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve at (1) 570 Carillon Parkway, St. Petersburg, Florida 33716-1202; (2) 400 West Market Street, Louisville, Kentucky 40202; (3) 4800 140th Avenue North, Clearwater, Florida 33762-3800; and (4) 1285 Starkey Road, Largo, Florida 33773.

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

Western Reserve hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional

Information, or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.	Section 403(b)(11) Representation

Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) — (4) thereof have been complied with.

Texas ORP Representation

The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) — (d) of that Rule.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on this 16th day of April, 2003.

WRL SERIES ANNUITY ACCOUNT (Registrant)

By: /s/ Michael W. Kirby Michael W. Kirby, Chairman of the Board and Chief Executive Officer of Western Reserve Life Assurance Co. of Ohio */

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO (Depositor)

By: /s/ Michael W. Kirby Michael W. Kirby, Chairman of the Board and Chief Executive Officer */

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Michael W. Kirby Michael W. Kirby */	Chairman of the Board and Chief Executive Officer	April 16, 2003

/s/ Jerome C. Vahl Jerome C. Vahl */	Director and President	April 16, 2003

/s/ Kevin Bachmann Kevin Bachmann */	Director and Vice President	April 16, 2003

/s/ Brenda K. Clancy Brenda K. Clancy */	Director and Vice President	April 16, 2003

/s/ Paul Reaburn Paul Reaburn */	Director and Vice President	April 16, 2003

Signature	Title	Date

/s/ Alan M. Yaeger Alan M. Yaeger	Executive Vice President, Actuary and Chief Financial Officer	April 16, 2003

/s/ Allan J. Hamilton Allan J. Hamilton	Vice President, Treasurer and Controller (Principal Accounting Officer)	April 16, 2003

*/s/ John K. Carter Signed by John K. Carter As Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

24(b)(9)(b)	Opinion and Consent of John K. Carter, Esq. as to Legality of Securities Being Registered

24(b)(10)(a)	Consent of Sutherland Asbill & Brennan LLP

24(b)(10)(b)	Consent of Ernst & Young LLP